UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (78.1%)
3M Co. (Miscellaneous Manufacturing)	2,912	$209,052
Abbott Laboratories (Pharmaceuticals)	6,396	327,091
Abercrombie & Fitch Co. - Class A (Retail)	364	22,408
Accenture PLC - Class A (Computers)	2,652	139,707
ACE, Ltd. (Insurance)	1,404	85,082
Adobe Systems, Inc.* (Software)	2,028	49,017
Advanced Micro Devices, Inc.* (Semiconductors)	2,392	12,151
Aetna, Inc. (Healthcare - Services)	1,508	54,816
AFLAC, Inc. (Insurance)	1,924	67,244
Agilent Technologies, Inc.* (Electronics)	1,404	43,875
Air Products & Chemicals, Inc. (Chemicals)	884	67,511
Airgas, Inc. (Chemicals)	260	16,593
AK Steel Holding Corp. (Iron/Steel)	468	3,061
Akamai Technologies, Inc.* (Internet)	780	15,506
Alcoa, Inc. (Mining)	4,368	41,802
Allegheny Technologies, Inc. (Iron/Steel)	416	15,388
Allergan, Inc. (Pharmaceuticals)	1,248	102,810
Allstate Corp. (Insurance)	2,132	50,507
Alpha Natural Resources, Inc.* (Coal)	936	16,558
Altera Corp. (Semiconductors)	1,352	42,629
Altria Group, Inc. (Agriculture)	8,476	227,242
Amazon.com, Inc.* (Internet)	1,508	326,075
Ameren Corp. (Electric)	988	29,413
American Electric Power, Inc. (Electric)	1,976	75,127
American Express Co. (Diversified Financial Services)	4,264	191,454
American International Group, Inc. (Insurance)	1,768	38,808
American Tower Corp.* (Telecommunications)	1,612	86,726
Ameriprise Financial, Inc. (Diversified Financial Services)	988	38,888
AmerisourceBergen Corp. (Pharmaceuticals)	1,092	40,699
Amgen, Inc. (Biotechnology)	3,796	208,590
Amphenol Corp. - Class A (Electronics)	676	27,561
Anadarko Petroleum Corp. (Oil & Gas)	2,028	127,865
Analog Devices, Inc. (Semiconductors)	1,248	39,000
AON Corp. (Insurance)	1,352	56,757
Apache Corp. (Oil & Gas)	1,560	125,174
Apartment Investment and Management Co. - Class A (REIT)	520	11,502
Apollo Group, Inc. - Class A* (Commercial Services)	520	20,597
Apple Computer, Inc.* (Computers)	3,796	1,446,959
Applied Materials, Inc. (Semiconductors)	5,408	55,973
Archer-Daniels-Midland Co. (Agriculture)	2,756	68,376
Assurant, Inc. (Insurance)	364	13,031
AT&T, Inc. (Telecommunications)	24,232	691,097
Autodesk, Inc.* (Software)	936	26,002
Automatic Data Processing, Inc. (Commercial Services)	2,028	95,620
AutoNation, Inc.* (Retail)	208	6,818
AutoZone, Inc.* (Retail)	104	33,196
Avalonbay Communities, Inc. (REIT)	364	41,514
Avery Dennison Corp. (Household Products/Wares)	416	10,433
Avon Products, Inc. (Cosmetics/Personal Care)	1,768	34,653
Baker Hughes, Inc. (Oil & Gas Services)	1,768	81,611
Ball Corp. (Packaging & Containers)	676	20,970
Bank of America Corp. (Banks)	41,496	253,955
Bank of New York Mellon Corp. (Banks)	5,044	93,768
Bard (C.R.), Inc. (Healthcare - Products)	364	31,865
Baxter International, Inc. (Healthcare - Products)	2,340	131,368
BB&T Corp. (Banks)	2,860	61,004
Becton, Dickinson & Co. (Healthcare - Products)	884	64,815
Bed Bath & Beyond, Inc.* (Retail)	988	56,622
Bemis Co., Inc. (Packaging & Containers)	416	12,193
Berkshire Hathaway, Inc. - Class B* (Insurance)	7,176	509,783
Best Buy Co., Inc. (Retail)	1,248	29,078
Big Lots, Inc.* (Retail)	260	9,056
Biogen Idec, Inc.* (Biotechnology)	988	92,032
BlackRock, Inc. (Diversified Financial Services)	416	61,572
BMC Software, Inc.* (Software)	728	28,072
Boeing Co. (Aerospace/Defense)	3,016	182,498
Boston Properties, Inc. (REIT)	624	55,598
Boston Scientific Corp.* (Healthcare - Products)	6,240	36,878
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,968	218,656
Broadcom Corp. - Class A (Semiconductors)	1,976	65,781
Brown-Forman Corp. (Beverages)	416	29,178
C.H. Robinson Worldwide, Inc. (Transportation)	676	46,286
CA, Inc. (Software)	1,560	30,280
Cablevision Systems Corp. - Class A (Media)	936	14,723
Cabot Oil & Gas Corp. (Oil & Gas)	416	25,755
Cameron International Corp.* (Oil & Gas Services)	988	41,042
Campbell Soup Co. (Food)	728	23,565
Capital One Financial Corp. (Banks)	1,872	74,187
Cardinal Health, Inc. (Pharmaceuticals)	1,404	58,799
CareFusion Corp.* (Healthcare - Products)	936	22,417
Carmax, Inc.* (Retail)	936	22,324
Carnival Corp. - Class A (Leisure Time)	1,872	56,722
Caterpillar, Inc. (Machinery - Construction & Mining)	2,652	195,824
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,352	18,198
CBS Corp. - Class B (Media)	2,756	56,167

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,872	$115,914
CenterPoint Energy, Inc. (Gas)	1,768	34,688
CenturyLink, Inc. (Telecommunications)	2,548	84,390
Cephalon, Inc.* (Pharmaceuticals)	312	25,178
Cerner Corp.* (Software)	572	39,193
CF Industries Holdings, Inc. (Chemicals)	312	38,498
Chesapeake Energy Corp. (Oil & Gas)	2,704	69,087
Chevron Corp. (Oil & Gas)	8,216	760,144
Chipotle Mexican Grill, Inc.* (Retail)	104	31,507
Chubb Corp. (Insurance)	1,196	71,748
CIGNA Corp. (Healthcare - Services)	1,092	45,798
Cincinnati Financial Corp. (Insurance)	676	17,799
Cintas Corp. (Textiles)	468	13,170
Cisco Systems, Inc. (Telecommunications)	22,516	348,773
Citigroup, Inc. (Banks)	11,960	306,415
Citrix Systems, Inc.* (Software)	780	42,533
Cliffs Natural Resources, Inc. (Iron/Steel)	572	29,269
Clorox Co. (Household Products/Wares)	520	34,492
CME Group, Inc. (Diversified Financial Services)	260	64,064
CMS Energy Corp. (Electric)	1,040	20,582
Coach, Inc. (Apparel)	1,196	61,989
Coca-Cola Co. (Beverages)	9,412	635,875
Coca-Cola Enterprises, Inc. (Beverages)	1,300	32,344
Cognizant Technology Solutions Corp.* (Computers)	1,248	78,250
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,976	175,232
Comcast Corp. - Class A (Media)	11,232	234,749
Comerica, Inc. (Banks)	832	19,111
Computer Sciences Corp. (Computers)	624	16,754
Compuware Corp.* (Software)	884	6,771
ConAgra Foods, Inc. (Food)	1,716	41,562
ConocoPhillips (Oil & Gas)	5,616	355,605
CONSOL Energy, Inc. (Coal)	936	31,758
Consolidated Edison, Inc. (Electric)	1,196	68,196
Constellation Brands, Inc.* (Beverages)	780	14,040
Constellation Energy Group, Inc. (Electric)	832	31,666
Corning, Inc. (Telecommunications)	6,448	79,697
Costco Wholesale Corp. (Retail)	1,768	145,188
Coventry Health Care, Inc.* (Healthcare - Services)	624	17,977
Covidien PLC (Healthcare - Products)	2,028	89,435
CSX Corp. (Transportation)	4,472	83,492
Cummins, Inc. (Machinery - Diversified)	780	63,695
CVS Caremark Corp. (Retail)	5,512	185,093
D.R. Horton, Inc. (Home Builders)	1,144	10,342
Danaher Corp. (Miscellaneous Manufacturing)	2,340	98,140
Darden Restaurants, Inc. (Retail)	572	24,453
DaVita, Inc.* (Healthcare - Services)	364	22,812
Dean Foods Co.* (Food)	728	6,457
Deere & Co. (Machinery - Diversified)	1,716	110,802
Dell, Inc.* (Computers)	6,344	89,768
Denbury Resources, Inc.* (Oil & Gas)	1,664	19,136
DENTSPLY International, Inc. (Healthcare - Products)	572	17,555
Devon Energy Corp. (Oil & Gas)	1,716	95,135
DeVry, Inc. (Commercial Services)	260	9,610
Diamond Offshore Drilling, Inc. (Oil & Gas)	260	14,232
DIRECTV - Class A* (Media)	3,016	127,426
Discover Financial Services (Diversified Financial Services)	2,236	51,294
Discovery Communications, Inc. - Class A* (Media)	1,144	43,037
Dominion Resources, Inc. (Electric)	2,340	118,802
Dover Corp. (Miscellaneous Manufacturing)	780	36,348
Dr. Pepper Snapple Group, Inc. (Beverages)	884	34,282
DTE Energy Co. (Electric)	676	33,138
Duke Energy Corp. (Electric)	5,460	109,145
Dun & Bradstreet Corp. (Software)	208	12,742
E*TRADE Financial Corp.* (Diversified Financial Services)	1,040	9,474
E.I. du Pont de Nemours & Co. (Chemicals)	3,796	151,726
Eastman Chemical Co. (Chemicals)	312	21,381
Eaton Corp. (Miscellaneous Manufacturing)	1,404	49,842
eBay, Inc.* (Internet)	4,680	138,013
Ecolab, Inc. (Chemicals)	936	45,761
Edison International (Electric)	1,352	51,714
Edwards Lifesciences Corp.* (Healthcare - Products)	468	33,359
El Paso Corp. (Pipelines)	3,172	55,447
Electronic Arts, Inc.* (Software)	1,352	27,648
Eli Lilly & Co. (Pharmaceuticals)	4,160	153,795
EMC Corp.* (Computers)	8,476	177,911
Emerson Electric Co. (Electrical Components & Equipment)	3,068	126,739
Entergy Corp. (Electric)	728	48,259
EOG Resources, Inc. (Oil & Gas)	1,092	77,543
EQT Corp. (Oil & Gas)	624	33,297
Equifax, Inc. (Commercial Services)	520	15,985
Equity Residential (REIT)	1,196	62,036
Exelon Corp. (Electric)	2,704	115,217
Expedia, Inc. (Internet)	780	20,085
Expeditors International of Washington, Inc. (Transportation)	884	35,846
Express Scripts, Inc.* (Pharmaceuticals)	1,976	73,250
Exxon Mobil Corp. (Oil & Gas)	19,916	1,446,499
F5 Networks, Inc.* (Internet)	312	22,168
Family Dollar Stores, Inc. (Retail)	468	23,802
Fastenal Co. (Distribution/Wholesale)	1,196	39,803
Federated Investors, Inc. - Class B (Diversified Financial Services)	364	6,381
FedEx Corp. (Transportation)	1,300	87,984
Fidelity National Information Services, Inc. (Software)	1,040	25,293
Fifth Third Bancorp (Banks)	3,744	37,814
First Horizon National Corp. (Banks)	1,093	6,512

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Energy - Alternate Sources)	260	$16,435
FirstEnergy Corp. (Electric)	1,716	77,066
Fiserv, Inc.* (Software)	572	29,040
FLIR Systems, Inc. (Electronics)	676	16,934
Flowserve Corp. (Machinery - Diversified)	208	15,392
Fluor Corp. (Engineering & Construction)	728	33,888
FMC Corp. (Chemicals)	312	21,578
FMC Technologies, Inc.* (Oil & Gas Services)	988	37,149
Ford Motor Co.* (Auto Manufacturers)	15,548	150,349
Forest Laboratories, Inc.* (Pharmaceuticals)	1,144	35,224
Fortune Brands, Inc. (Household Products/Wares)	624	33,746
Franklin Resources, Inc. (Diversified Financial Services)	572	54,706
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,900	118,755
Frontier Communications Corp. (Telecommunications)	4,056	24,782
GameStop Corp. - Class A* (Retail)	572	13,213
Gannett Co., Inc. (Media)	988	9,416
General Dynamics Corp. (Aerospace/Defense)	1,456	82,832
General Electric Co. (Miscellaneous Manufacturing)	43,368	660,928
General Mills, Inc. (Food)	2,652	102,022
Genuine Parts Co. (Distribution/Wholesale)	624	31,699
Genworth Financial, Inc. - Class A* (Insurance)	2,028	11,641
Gilead Sciences, Inc.* (Biotechnology)	3,172	123,074
Goodrich Corp. (Aerospace/Defense)	520	62,754
Google, Inc. - Class A* (Internet)	1,040	534,955
H & R Block, Inc. (Commercial Services)	1,248	16,611
Halliburton Co. (Oil & Gas Services)	3,744	114,267
Harley-Davidson, Inc. (Leisure Time)	988	33,918
Harman International Industries, Inc. (Home Furnishings)	312	8,917
Harris Corp. (Telecommunications)	468	15,992
Hartford Financial Services Group, Inc. (Insurance)	1,820	29,375
Hasbro, Inc. (Toys/Games/Hobbies)	520	16,957
HCP, Inc. (REIT)	1,664	58,340
Health Care REIT, Inc. (REIT)	728	34,070
Heinz (H.J.) Co. (Food)	1,300	65,624
Helmerich & Payne, Inc. (Oil & Gas)	416	16,890
Hess Corp. (Oil & Gas)	1,248	65,470
Hewlett-Packard Co. (Computers)	8,476	190,286
Home Depot, Inc. (Retail)	6,396	210,236
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,224	141,566
Hormel Foods Corp. (Food)	572	15,455
Hospira, Inc.* (Healthcare - Products)	676	25,012
Host Hotels & Resorts, Inc. (REIT)	2,912	31,857
Hudson City Bancorp, Inc. (Savings & Loans)	2,184	12,361
Humana, Inc. (Healthcare - Services)	676	49,165
Huntington Bancshares, Inc. (Banks)	3,536	16,973
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,028	84,365
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,352	37,978
Integrys Energy Group, Inc. (Electric)	312	15,169
Intel Corp. (Semiconductors)	21,476	458,083
IntercontinentalExchange, Inc.* (Diversified Financial Services)	312	36,897
International Business Machines Corp. (Computers)	4,888	855,547
International Flavors & Fragrances, Inc. (Chemicals)	312	17,541
International Game Technology (Entertainment)	1,196	17,378
International Paper Co. (Forest Products & Paper)	1,768	41,106
Interpublic Group of Cos., Inc. (Advertising)	1,976	14,227
Intuit, Inc.* (Software)	1,248	59,205
Intuitive Surgical, Inc.* (Healthcare - Products)	156	56,828
Invesco, Ltd. (Diversified Financial Services)	1,820	28,228
Iron Mountain, Inc. (Commercial Services)	832	26,308
ITT Industries, Inc. (Miscellaneous Manufacturing)	780	32,760
J.C. Penney Co., Inc. (Retail)	572	15,318
J.P. Morgan Chase & Co. (Banks)	15,964	480,836
Jabil Circuit, Inc. (Electronics)	728	12,951
Jacobs Engineering Group, Inc.* (Engineering & Construction)	520	16,791
Janus Capital Group, Inc. (Diversified Financial Services)	780	4,680
JDS Uniphase Corp.* (Telecommunications)	936	9,332
JM Smucker Co. (Food)	468	34,113
Johnson & Johnson (Healthcare - Products)	11,232	715,591
Johnson Controls, Inc. (Auto Parts & Equipment)	2,808	74,047
Joy Global, Inc. (Machinery - Construction & Mining)	416	25,950
Juniper Networks, Inc.* (Telecommunications)	2,184	37,696
Kellogg Co. (Food)	1,040	55,318
KeyCorp (Banks)	3,900	23,127
Kimberly-Clark Corp. (Household Products/Wares)	1,612	114,468
Kimco Realty Corp. (REIT)	1,664	25,010
KLA -Tencor Corp. (Semiconductors)	676	25,877
Kohls Corp. (Retail)	1,144	56,170
Kraft Foods, Inc. (Food)	7,228	242,716
Kroger Co. (Food)	2,496	54,812
L-3 Communications Holdings, Inc. (Aerospace/Defense)	416	25,780
Laboratory Corp. of America Holdings* (Healthcare - Services)	416	32,885
Legg Mason, Inc. (Diversified Financial Services)	520	13,369
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	572	11,320

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	676	$9,153
Leucadia National Corp. (Holding Companies - Diversified)	832	18,870
Lexmark International, Inc. - Class A* (Computers)	312	8,433
Life Technologies Corp.* (Biotechnology)	728	27,977
Limited, Inc. (Retail)	988	38,048
Lincoln National Corp. (Insurance)	1,248	19,506
Linear Technology Corp. (Semiconductors)	936	25,880
Lockheed Martin Corp. (Aerospace/Defense)	1,144	83,100
Loews Corp. (Insurance)	1,248	43,118
Lorillard, Inc. (Agriculture)	572	63,320
Lowe’s Cos., Inc. (Retail)	5,148	99,562
LSI Logic Corp.* (Semiconductors)	2,340	12,121
M&T Bank Corp. (Banks)	520	36,348
Macy’s, Inc. (Retail)	1,768	46,534
Marathon Oil Corp. (Oil & Gas)	2,912	62,841
Marathon Petroleum Corp. (Oil & Gas)	1,456	39,399
Marriott International, Inc. - Class A (Lodging)	1,145	31,186
Marsh & McLennan Cos., Inc. (Insurance)	2,236	59,343
Masco Corp. (Building Materials)	1,456	10,367
MasterCard, Inc. - Class A (Commercial Services)	416	131,939
Mattel, Inc. (Toys/Games/Hobbies)	1,404	36,350
McCormick & Co., Inc. (Food)	520	24,003
McDonald’s Corp. (Retail)	4,212	369,898
McGraw-Hill Cos., Inc. (Media)	1,248	51,168
McKesson Corp. (Pharmaceuticals)	988	71,828
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	832	57,267
MeadWestvaco Corp. (Forest Products & Paper)	676	16,603
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,560	73,148
Medtronic, Inc. (Healthcare - Products)	4,316	143,464
MEMC Electronic Materials, Inc.* (Semiconductors)	936	4,905
Merck & Co., Inc. (Pharmaceuticals)	12,636	413,324
MetLife, Inc. (Insurance)	4,316	120,891
MetroPCS Communications, Inc.* (Telecommunications)	1,196	10,417
Microchip Technology, Inc. (Semiconductors)	780	24,266
Micron Technology, Inc.* (Semiconductors)	4,108	20,704
Microsoft Corp. (Software)	30,524	759,742
Molex, Inc. (Electrical Components & Equipment)	572	11,652
Molson Coors Brewing Co. - Class B (Beverages)	676	26,776
Monsanto Co. (Chemicals)	2,184	131,127
Monster Worldwide, Inc.* (Commercial Services)	520	3,734
Moody’s Corp. (Commercial Services)	832	25,334
Morgan Stanley Dean Witter & Co. (Banks)	6,084	82,134
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,092	41,256
Motorola Solutions, Inc. (Telecommunications)	1,248	52,291
Murphy Oil Corp. (Oil & Gas)	780	34,445
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,768	30,056
Nabors Industries, Ltd.* (Oil & Gas)	1,196	14,663
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	520	12,033
National Oilwell Varco, Inc. (Oil & Gas Services)	1,716	87,893
NetApp, Inc.* (Computers)	1,508	51,181
Netflix, Inc.* (Internet)	208	23,537
Newell Rubbermaid, Inc. (Housewares)	1,196	14,197
Newfield Exploration Co.* (Oil & Gas)	520	20,639
Newmont Mining Corp. (Mining)	2,028	127,561
News Corp. - Class A (Media)	9,360	144,799
NextEra Energy, Inc. (Electric)	1,716	92,698
Nicor, Inc. (Gas)	208	11,442
NIKE, Inc. - Class B (Apparel)	1,560	133,396
NiSource, Inc. (Gas)	1,144	24,459
Noble Corp. (Oil & Gas)	1,040	30,524
Noble Energy, Inc. (Oil & Gas)	728	51,542
Nordstrom, Inc. (Retail)	676	30,880
Norfolk Southern Corp. (Transportation)	1,404	85,672
Northeast Utilities System (Electric)	728	24,497
Northern Trust Corp. (Banks)	988	34,560
Northrop Grumman Corp. (Aerospace/Defense)	1,144	59,671
Novellus Systems, Inc.* (Semiconductors)	260	7,088
NRG Energy, Inc.* (Electric)	988	20,955
Nucor Corp. (Iron/Steel)	1,300	41,132
NVIDIA Corp.* (Semiconductors)	2,496	31,200
NYSE Euronext (Diversified Financial Services)	1,092	25,378
O’Reilly Automotive, Inc.* (Retail)	572	38,112
Occidental Petroleum Corp. (Oil & Gas)	3,328	237,952
Omnicom Group, Inc. (Advertising)	1,144	42,145
ONEOK, Inc. (Pipelines)	416	27,473
Oracle Corp. (Software)	16,172	464,783
Owens-Illinois, Inc.* (Packaging & Containers)	676	10,221
PACCAR, Inc. (Auto Manufacturers)	1,508	51,001
Pall Corp. (Miscellaneous Manufacturing)	468	19,843
Parker Hannifin Corp. (Miscellaneous Manufacturing)	624	39,393
Patterson Cos., Inc. (Healthcare - Products)	364	10,421
Paychex, Inc. (Commercial Services)	1,300	34,281
Peabody Energy Corp. (Coal)	1,092	36,997
People’s United Financial, Inc. (Savings & Loans)	1,560	17,784
Pepco Holdings, Inc. (Electric)	936	17,709
PepsiCo, Inc. (Beverages)	6,500	402,350
PerkinElmer, Inc. (Electronics)	468	8,990

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pfizer, Inc. (Pharmaceuticals)	31,928	$564,487
PG&E Corp. (Electric)	1,664	70,404
Philip Morris International, Inc. (Agriculture)	7,176	447,639
Pinnacle West Capital Corp. (Electric)	468	20,096
Pioneer Natural Resources Co. (Oil & Gas)	468	30,780
Pitney Bowes, Inc. (Office/Business Equipment)	832	15,642
Plum Creek Timber Co., Inc. (Forest Products & Paper)	676	23,464
PNC Financial Services Group (Banks)	2,132	102,741
PPG Industries, Inc. (Chemicals)	624	44,092
PPL Corp. (Electric)	2,340	66,784
Praxair, Inc. (Chemicals)	1,248	116,663
Precision Castparts Corp. (Metal Fabricate/Hardware)	572	88,923
Priceline.com, Inc.* (Internet)	208	93,488
Principal Financial Group, Inc. (Insurance)	1,300	29,471
Procter & Gamble Co. (Cosmetics/Personal Care)	11,232	709,638
Progress Energy, Inc. (Electric)	1,196	61,857
Progressive Corp. (Insurance)	2,600	46,176
Prologis, Inc. (REIT)	1,872	45,396
Prudential Financial, Inc. (Insurance)	1,976	92,595
Public Service Enterprise Group, Inc. (Electric)	2,080	69,410
Public Storage, Inc. (REIT)	572	63,692
Pulte Group, Inc.* (Home Builders)	1,404	5,546
QEP Resources, Inc. (Oil & Gas)	728	19,707
Qualcomm, Inc. (Telecommunications)	6,864	333,796
Quanta Services, Inc.* (Commercial Services)	884	16,610
Quest Diagnostics, Inc. (Healthcare - Services)	624	30,801
R.R. Donnelley & Sons Co. (Commercial Services)	780	11,014
Ralph Lauren Corp. (Apparel)	260	33,722
Range Resources Corp. (Oil & Gas)	676	39,519
Raytheon Co. (Aerospace/Defense)	1,456	59,507
Red Hat, Inc.* (Software)	780	32,963
Regions Financial Corp. (Banks)	5,148	17,143
Republic Services, Inc. (Environmental Control)	1,300	36,478
Reynolds American, Inc. (Agriculture)	1,404	52,622
Robert Half International, Inc. (Commercial Services)	572	12,138
Rockwell Automation, Inc. (Machinery - Diversified)	572	32,032
Rockwell Collins, Inc. (Aerospace/Defense)	624	32,922
Roper Industries, Inc. (Machinery - Diversified)	416	28,667
Ross Stores, Inc. (Retail)	468	36,827
Rowan Cos., Inc.* (Oil & Gas)	520	15,699
Ryder System, Inc. (Transportation)	208	7,802
Safeway, Inc. (Food)	1,456	24,213
SAIC, Inc.* (Commercial Services)	1,144	13,511
Salesforce.com, Inc.* (Software)	572	65,368
SanDisk Corp.* (Computers)	988	39,866
Sara Lee Corp. (Food)	2,392	39,109
SCANA Corp. (Electric)	468	18,931
Schlumberger, Ltd. (Oil & Gas Services)	5,512	329,232
Scripps Networks Interactive - Class A (Media)	416	15,463
Sealed Air Corp. (Packaging & Containers)	676	11,289
Sears Holdings Corp.* (Retail)	156	8,973
Sempra Energy (Gas)	988	50,882
Sherwin-Williams Co. (Chemicals)	364	27,052
Sigma-Aldrich Corp. (Chemicals)	520	32,131
Simon Property Group, Inc. (REIT)	1,196	131,536
SLM Corp. (Diversified Financial Services)	2,080	25,896
Snap-on, Inc. (Hand/Machine Tools)	260	11,544
Southern Co. (Electric)	3,536	149,820
Southwest Airlines Co. (Airlines)	3,276	26,339
Southwestern Energy Co.* (Oil & Gas)	1,404	46,795
Spectra Energy Corp. (Pipelines)	2,652	65,054
Sprint Nextel Corp.* (Telecommunications)	12,272	37,307
St. Jude Medical, Inc. (Healthcare - Products)	1,352	48,929
Stanley Black & Decker, Inc. (Hand/Machine Tools)	676	33,192
Staples, Inc. (Retail)	2,912	38,730
Starbucks Corp. (Retail)	3,068	114,406
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	780	30,280
State Street Corp. (Banks)	2,080	66,893
Stericycle, Inc.* (Environmental Control)	364	29,382
Stryker Corp. (Healthcare - Products)	1,352	63,720
Sunoco, Inc. (Oil & Gas)	520	16,125
SunTrust Banks, Inc. (Banks)	2,184	39,203
SuperValu, Inc. (Food)	884	5,887
Symantec Corp.* (Internet)	3,068	50,008
Sysco Corp. (Food)	2,444	63,300
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,040	49,681
Target Corp. (Retail)	2,756	135,154
TECO Energy, Inc. (Electric)	884	15,143
Tellabs, Inc. (Telecommunications)	1,508	6,469
Tenet Healthcare Corp.* (Healthcare - Services)	1,924	7,946
Teradata Corp.* (Computers)	676	36,186
Teradyne, Inc.* (Semiconductors)	780	8,588
Tesoro Petroleum Corp.* (Oil & Gas)	572	11,137
Texas Instruments, Inc. (Semiconductors)	4,732	126,108
Textron, Inc. (Miscellaneous Manufacturing)	1,144	20,180
The AES Corp.* (Electric)	2,704	26,391
The Charles Schwab Corp. (Diversified Financial Services)	4,420	49,813
The Dow Chemical Co. (Chemicals)	4,836	108,617
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	468	41,109
The Gap, Inc. (Retail)	1,404	22,801
The Goldman Sachs Group, Inc. (Banks)	2,080	196,664

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	988	$9,969
The Hershey Co. (Food)	624	36,966
The Mosaic Co. (Chemicals)	1,144	56,022
The Travelers Cos., Inc. (Insurance)	1,716	83,621
The Williams Cos., Inc. (Pipelines)	2,392	58,221
Thermo Fisher Scientific, Inc.* (Electronics)	1,560	78,998
Tiffany & Co. (Retail)	520	31,626
Time Warner Cable, Inc. (Media)	1,352	84,730
Time Warner, Inc. (Media)	4,264	127,792
Titanium Metals Corp. (Mining)	364	5,453
TJX Cos., Inc. (Retail)	1,560	86,533
Torchmark Corp. (Insurance)	416	14,502
Total System Services, Inc. (Commercial Services)	676	11,445
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,924	78,403
Tyson Foods, Inc. - Class A (Food)	1,196	20,763
U.S. Bancorp (Banks)	7,852	184,836
Union Pacific Corp. (Transportation)	1,976	161,380
United Parcel Service, Inc. - Class B (Transportation)	4,004	252,853
United States Steel Corp. (Iron/Steel)	572	12,590
United Technologies Corp. (Aerospace/Defense)	3,744	263,428
UnitedHealth Group, Inc. (Healthcare - Services)	4,420	203,850
UnumProvident Corp. (Insurance)	1,248	26,158
Urban Outfitters, Inc.* (Retail)	468	10,446
V.F. Corp. (Apparel)	364	44,233
Valero Energy Corp. (Oil & Gas)	2,340	41,605
Varian Medical Systems, Inc.* (Healthcare - Products)	468	24,411
Ventas, Inc. (REIT)	1,196	59,082
VeriSign, Inc. (Internet)	676	19,340
Verizon Communications, Inc. (Telecommunications)	11,596	426,733
Viacom, Inc. - Class B (Media)	2,340	90,652
Visa, Inc. - Class A (Commercial Services)	2,080	178,298
Vornado Realty Trust (REIT)	780	58,204
Vulcan Materials Co. (Mining)	520	14,331
W.W. Grainger, Inc. (Distribution/Wholesale)	260	38,880
Wal-Mart Stores, Inc. (Retail)	7,176	372,434
Walgreen Co. (Retail)	3,692	121,430
Walt Disney Co. (Media)	7,592	228,975
Washington Post Co. - Class B (Media)	52	17,002
Waste Management, Inc. (Environmental Control)	1,924	62,645
Waters Corp.* (Electronics)	364	27,478
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	520	35,490
WellPoint, Inc. (Healthcare - Services)	1,456	95,048
Wells Fargo & Co. (Banks)	21,632	521,764
Western Digital Corp.* (Computers)	936	24,074
Western Union Co. (Commercial Services)	2,548	38,959
Weyerhaeuser Co. (REIT)	2,184	33,961
Whirlpool Corp. (Home Furnishings)	312	15,572
Whole Foods Market, Inc. (Food)	624	40,753
Windstream Corp. (Telecommunications)	2,080	24,253
Wisconsin Energy Corp. (Electric)	936	29,287
Wyndham Worldwide Corp. (Lodging)	676	19,273
Wynn Resorts, Ltd. (Lodging)	312	35,905
Xcel Energy, Inc. (Electric)	1,976	48,787
Xerox Corp. (Office/Business Equipment)	5,720	39,868
Xilinx, Inc. (Semiconductors)	1,092	29,964
XL Group PLC (Insurance)	1,352	25,418
Yahoo!, Inc.* (Internet)	5,148	67,748
YUM! Brands, Inc. (Retail)	1,924	95,026
Zimmer Holdings, Inc.* (Healthcare - Products)	780	41,730
Zions Bancorp (Banks)	780	10,975

TOTAL COMMON STOCKS (Cost $26,646,833)		42,170,617

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	5

TOTAL RIGHTS/WARRANTS (Cost $12)		5

	Principal Amount	Value
Repurchase Agreements (a)(b) (21.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $11,365,000	$11,365,000	$11,365,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,365,000)		11,365,000

TOTAL INVESTMENT SECURITIES (Cost $38,011,845) — 99.2%		53,535,622
Net other assets (liabilities) — 0.8%		417,620

NET ASSETS — 100.0%		$53,953,242

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $1,294,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $5,459,888)	97	$(327,546)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$2,019,334	$(122,361)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	4,359,275	(168,125)
		$(290,486)

ProFund VP Bull invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$56,372	0.1%
Aerospace/Defense	852,492	1.6%
Agriculture	859,199	1.6%
Airlines	26,339	0.1%
Apparel	273,340	0.5%
Auto Manufacturers	201,350	0.4%
Auto Parts & Equipment	84,016	0.2%
Banks	2,666,963	4.9%
Beverages	1,174,845	2.2%
Biotechnology	567,587	1.1%
Building Materials	10,367	NM
Chemicals	896,293	1.7%
Coal	85,313	0.2%
Commercial Services	661,994	1.2%
Computers	3,154,922	5.8%
Cosmetics/Personal Care	960,632	1.8%
Distribution/Wholesale	110,382	0.2%
Diversified Financial Services	723,808	1.3%
Electric	1,526,263	2.8%
Electrical Components & Equipment	138,391	0.3%
Electronics	216,787	0.4%
Energy - Alternate Sources	16,435	NM
Engineering & Construction	50,679	0.1%
Entertainment	17,378	NM
Environmental Control	128,505	0.2%
Food	896,638	1.7%
Forest Products & Paper	81,173	0.2%
Gas	121,471	0.2%
Hand/Machine Tools	44,736	0.1%
Healthcare - Products	1,557,798	2.9%
Healthcare - Services	561,098	1.0%
Holding Companies - Diversified	18,870	NM
Home Builders	25,041	NM
Home Furnishings	24,489	NM
Household Products/Wares	193,139	0.4%
Housewares	14,197	NM
Insurance	1,512,579	2.8%
Internet	1,310,923	2.4%
Iron/Steel	101,440	0.2%
Leisure Time	90,640	0.2%
Lodging	116,644	0.2%
Machinery - Construction & Mining	221,774	0.4%
Machinery - Diversified	250,588	0.5%
Media	1,246,099	2.3%
Metal Fabricate/Hardware	88,923	0.2%
Mining	307,902	0.6%
Miscellaneous Manufacturing	1,520,118	2.8%
Office/Business Equipment	55,510	0.1%
Oil & Gas	3,945,204	7.3%
Oil & Gas Services	691,194	1.3%
Packaging & Containers	54,673	0.1%
Pharmaceuticals	2,281,102	4.2%
Pipelines	206,195	0.4%
REIT	711,798	1.3%
Real Estate	18,198	NM
Retail	2,581,902	4.8%
Savings & Loans	30,145	0.1%
Semiconductors	990,318	1.8%
Software	1,698,652	3.1%
Telecommunications	2,311,007	4.3%
Textiles	13,170	NM
Toys/Games/Hobbies	53,307	0.1%
Transportation	761,315	1.4%
Other**	11,782,620	21.9%
Total	$53,953,242	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (103.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $3,679,000	$3,679,000	$3,679,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,679,000)		3,679,000

TOTAL INVESTMENT SECURITIES (Cost $3,679,000) — 103.9%		3,679,000
Net other assets (liabilities) — (3.9)%		(139,459)

NET ASSETS — 100.0%		$3,539,541

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $603,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/11 (Underlying notional amount at value $544,880)	7	$(53,142)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$1,392,311	$(75,097)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	1,611,427	(83,311)
		$(158,408)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (35.1%)
1st Source Corp. (Banks)	36	$750
3D Systems Corp.* (Computers)	36	504
99 Cents Only Stores* (Retail)	36	663
A123 Systems, Inc.* (Electrical Components & Equipment)	90	310
AAON, Inc. (Building Materials)	24	378
AAR Corp. (Aerospace/Defense)	36	600
Abaxis, Inc.* (Healthcare - Products)	24	550
ABIOMED, Inc.* (Healthcare - Products)	30	331
ABM Industries, Inc. (Commercial Services)	54	1,029
AboveNet, Inc. (Internet)	24	1,286
Acacia Research Corp.* (Media)	42	1,512
Acadia Realty Trust (REIT)	12	224
Accelrys, Inc.* (Software)	96	582
Acco Brands Corp.* (Household Products/Wares)	48	229
Accretive Health, Inc.* (Commercial Services)	36	764
Accuray, Inc.* (Healthcare - Products)	60	241
Accuride Corp.* (Auto Parts & Equipment)	24	123
ACI Worldwide, Inc.* (Software)	42	1,157
Acorda Therapeutics, Inc.* (Biotechnology)	36	719
Actuant Corp. - Class A (Miscellaneous Manufacturing)	60	1,185
Acuity Brands, Inc. (Electrical Components & Equipment)	36	1,297
Acxiom Corp.* (Software)	60	638
ADTRAN, Inc. (Telecommunications)	48	1,270
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	442
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	362
Advent Software, Inc.* (Software)	30	626
Advisory Board Co.* (Commercial Services)	12	774
Aeroflex Holding Corp.* (Semiconductors)	12	109
Aeropostale, Inc.* (Retail)	72	778
Aerovironment, Inc.* (Aerospace/Defense)	12	338
AFC Enterprises, Inc.* (Retail)	30	355
Affymetrix, Inc.* (Healthcare - Products)	60	294
Air Methods Corp.* (Healthcare - Services)	12	764
Air Transport Services Group, Inc.* (Transportation)	54	234
Aircastle, Ltd. (Trucking & Leasing)	60	571
Akorn, Inc.* (Pharmaceuticals)	54	422
Alaska Air Group, Inc.* (Airlines)	30	1,689
Alaska Communications Systems Group, Inc. (Telecommunications)	60	394
Albany International Corp. - Class A (Machinery - Diversified)	30	548
Align Technology, Inc.* (Healthcare - Products)	54	819
Alkermes PLC* (Pharmaceuticals)	84	1,282
Allegiant Travel Co.* (Airlines)	12	566
ALLETE, Inc. (Electric)	30	1,099
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	54	355
Alterra Capital Holdings, Ltd. (Insurance)	84	1,593
Altra Holdings, Inc.* (Machinery - Diversified)	30	347
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	354
AMCOL International Corp. (Mining)	24	576
Amedisys, Inc.* (Healthcare - Services)	30	445
AMERCO* (Trucking & Leasing)	6	375
American Assets Trust, Inc. (REIT)	36	646
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	504
American Campus Communities, Inc. (REIT)	48	1,786
American Equity Investment Life Holding Co. (Insurance)	72	630
American Greetings Corp. - Class A (Household Products/Wares)	48	888
American Public Education, Inc.* (Commercial Services)	18	612
American Science & Engineering, Inc. (Electronics)	12	733
American States Water Co. (Water)	30	1,018
American Superconductor Corp.* (Electrical Components & Equipment)	42	165
American Vanguard Corp. (Chemicals)	24	268
Amerigon, Inc.* (Auto Parts & Equipment)	30	382
Amerisafe, Inc.* (Insurance)	30	552
Ameristar Casinos, Inc. (Lodging)	30	482
Ameron International Corp. (Miscellaneous Manufacturing)	12	1,019
Amkor Technology, Inc.* (Semiconductors)	72	314
AMN Healthcare Services, Inc.* (Commercial Services)	42	168
AmSurg Corp.* (Healthcare - Services)	36	810
AmTrust Financial Services, Inc. (Insurance)	18	401
Amyris, Inc.* (Energy - Alternate Sources)	18	364
Analogic Corp. (Electronics)	18	817
Ancestry.com, Inc.* (Internet)	30	705
AngioDynamics, Inc.* (Healthcare - Products)	30	394
Anixter International, Inc. (Telecommunications)	24	1,139
Ann, Inc.* (Retail)	42	959
Anworth Mortgage Asset Corp. (REIT)	192	1,306
Apco Oil & Gas International, Inc. (Oil & Gas)	12	893

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apogee Enterprises, Inc. (Building Materials)	36	$309
Apollo Investment Corp. (Investment Companies)	186	1,399
Applied Industrial Technologies, Inc. (Machinery - Diversified)	36	978
Applied Micro Circuits Corp.* (Semiconductors)	78	419
Approach Resources, Inc.* (Oil & Gas)	24	408
Arbitron, Inc. (Commercial Services)	24	794
Arch Chemicals, Inc. (Chemicals)	30	1,408
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	281
Argo Group International Holdings, Ltd. (Insurance)	24	681
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,055
Arkansas Best Corp. (Transportation)	24	388
ARMOUR Residential REIT, Inc. (REIT)	42	286
ArQule, Inc.* (Biotechnology)	72	364
Arris Group, Inc.* (Telecommunications)	102	1,051
ArthroCare Corp.* (Healthcare - Products)	24	690
Artio Global Investors, Inc. (Diversified Financial Services)	24	191
Aruba Networks, Inc.* (Telecommunications)	72	1,506
Asbury Automotive Group, Inc.* (Retail)	24	396
Ascena Retail Group, Inc.* (Retail)	54	1,462
Ascent Media Corp. - Class A* (Entertainment)	18	708
Ashford Hospitality Trust (REIT)	36	253
Aspen Technology, Inc.* (Software)	72	1,099
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	24	304
Associated Estates Realty Corp. (REIT)	66	1,020
Astec Industries, Inc.* (Machinery - Construction & Mining)	30	878
Astoria Financial Corp. (Savings & Loans)	84	646
athenahealth, Inc.* (Software)	36	2,144
Atlantic Power Corp. (Electric)	66	937
Atlantic Tele-Network, Inc. (Telecommunications)	12	395
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	799
ATMI, Inc.* (Semiconductors)	24	380
ATP Oil & Gas Corp.* (Oil & Gas)	48	370
Atrion Corp. (Healthcare - Products)	6	1,244
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	42	630
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	114	326
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	462
Avid Technology, Inc.* (Software)	30	232
Avis Budget Group, Inc.* (Commercial Services)	96	928
Avista Corp. (Electric)	42	1,002
AZZ, Inc. (Miscellaneous Manufacturing)	12	465
B&G Foods, Inc. - Class A (Food)	42	701
Badger Meter, Inc. (Electronics)	18	521
Balchem Corp. (Chemicals)	36	1,343
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	24	366
BancorpSouth, Inc. (Banks)	66	579
Bank of the Ozarks, Inc. (Banks)	24	502
Barnes & Noble, Inc. (Retail)	24	284
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,039
Basic Energy Services, Inc.* (Oil & Gas Services)	24	340
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	672
Belden, Inc. (Electrical Components & Equipment)	30	774
Belo Corp. - Class A (Media)	78	381
Benchmark Electronics, Inc.* (Electronics)	66	859
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	554
Berry Petroleum Co. - Class A (Oil & Gas)	42	1,486
BGC Partners, Inc. - Class A (Diversified Financial Services)	84	507
Bill Barrett Corp.* (Oil & Gas)	42	1,522
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	30	552
BioMed Realty Trust, Inc. (REIT)	102	1,690
BJ’s Restaurants, Inc.* (Retail)	18	794
Black Box Corp. (Telecommunications)	30	641
Black Hills Corp. (Electric)	36	1,103
Blackbaud, Inc. (Software)	42	935
Blackboard, Inc.* (Software)	30	1,340
BlackRock Kelso Capital Corp. (Investment Companies)	78	569
Blount International, Inc.* (Miscellaneous Manufacturing)	48	641
Blue Coat Systems, Inc.* (Internet)	36	500
Blue Nile, Inc.* (Internet)	12	423
Bob Evans Farms, Inc. (Retail)	30	856
Boise, Inc. (Forest Products & Paper)	108	558
Boston Beer Co., Inc. - Class A* (Beverages)	6	436
Boston Private Financial Holdings, Inc. (Banks)	60	353
Bottomline Technologies, Inc.* (Software)	30	604
Boyd Gaming Corp.* (Lodging)	60	294
BPZ Resources, Inc.* (Oil & Gas)	90	249
Brady Corp. - Class A (Electronics)	42	1,110
Bravo Brio Restaurant Group, Inc.* (Retail)	18	300
Bridgepoint Education, Inc.* (Commercial Services)	18	314
Briggs & Stratton Corp. (Machinery - Diversified)	48	648
Brightpoint, Inc.* (Distribution/Wholesale)	66	608
Bristow Group, Inc. (Transportation)	36	1,527
BroadSoft, Inc.* (Internet)	24	728

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brookline Bancorp, Inc. (Savings & Loans)	60	$463
Brooks Automation, Inc. (Semiconductors)	60	489
Brown Shoe Co., Inc. (Retail)	36	256
Brunswick Corp. (Leisure Time)	78	1,095
Buckeye Technologies, Inc. (Forest Products & Paper)	60	1,447
Buffalo Wild Wings, Inc.* (Retail)	18	1,076
Cabela’s, Inc.* (Retail)	36	738
Cabot Microelectronics Corp.* (Semiconductors)	18	619
CACI International, Inc. - Class A* (Computers)	24	1,199
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	236
Cal Dive International, Inc.* (Oil & Gas Services)	90	172
Cal-Maine Foods, Inc. (Food)	12	377
Calgon Carbon Corp.* (Environmental Control)	54	787
California Water Service Group (Water)	48	850
Caliper Life Sciences, Inc.* (Healthcare - Products)	54	565
Calix, Inc.* (Telecommunications)	30	234
Callaway Golf Co. (Leisure Time)	60	310
Campus Crest Communities, Inc. (REIT)	36	392
Cantel Medical Corp. (Healthcare - Products)	12	253
Capella Education Co.* (Commercial Services)	18	511
Capital Lease Funding, Inc. (REIT)	90	325
Capstead Mortgage Corp. (REIT)	96	1,108
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	270
Cardinal Financial Corp. (Banks)	48	414
Cardtronics, Inc.* (Commercial Services)	36	825
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	776
Carter’s, Inc.* (Apparel)	42	1,283
Cascade Corp. (Machinery - Diversified)	12	401
Casey’s General Stores, Inc. (Retail)	30	1,309
Cash America International, Inc. (Retail)	30	1,535
Cass Information Systems, Inc. (Banks)	12	373
Cathay Bancorp, Inc. (Banks)	72	819
Cavium, Inc.* (Semiconductors)	48	1,296
Cbeyond, Inc.* (Telecommunications)	30	212
CBL & Associates Properties, Inc. (REIT)	126	1,431
CEC Entertainment, Inc. (Retail)	24	683
Cell Therapeutics, Inc.* (Biotechnology)	144	153
Centene Corp.* (Healthcare - Services)	48	1,376
Central European Distribution Corp.* (Beverages)	60	421
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	30	234
Central Garden & Pet Co. - Class A* (Household Products/Wares)	48	340
Central Vermont Public Service Corp. (Electric)	12	423
Century Aluminum Co.* (Mining)	54	483
Cenveo, Inc.* (Commercial Services)	66	199
Cepheid, Inc.* (Healthcare - Products)	60	2,330
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	645
CEVA, Inc.* (Semiconductors)	24	583
CH Energy Group, Inc. (Electric)	24	1,252
Charming Shoppes, Inc.* (Retail)	120	312
Chart Industries, Inc.* (Machinery - Diversified)	30	1,265
Checkpoint Systems, Inc.* (Electronics)	36	489
Cheesecake Factory, Inc.* (Retail)	48	1,183
Chemed Corp. (Commercial Services)	24	1,319
Chemical Financial Corp. (Banks)	78	1,194
Chemtura Corp.* (Chemicals)	90	903
Cheniere Energy, Inc.* (Oil & Gas)	66	340
Chesapeake Lodging Trust (REIT)	36	435
Chesapeake Utilities Corp. (Gas)	12	481
Chiquita Brands International, Inc.* (Food)	48	400
Churchill Downs, Inc. (Entertainment)	18	703
CIBER, Inc.* (Computers)	78	236
Cincinnati Bell, Inc.* (Telecommunications)	198	612
Cinemark Holdings, Inc. (Entertainment)	78	1,473
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	352
Cirrus Logic, Inc.* (Semiconductors)	60	884
City Holding Co. (Banks)	18	486
Clarcor, Inc. (Miscellaneous Manufacturing)	42	1,738
Clayton Williams Energy, Inc.* (Oil & Gas)	6	257
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	54	600
Clean Harbors, Inc.* (Environmental Control)	36	1,847
Clearwater Paper Corp.* (Forest Products & Paper)	24	816
Cleco Corp. (Electric)	48	1,639
Cloud Peak Energy, Inc.* (Coal)	60	1,017
CNO Financial Group, Inc.* (Insurance)	210	1,136
Coca-Cola Bottling Co. (Beverages)	6	333
Coeur d’Alene Mines Corp.* (Mining)	84	1,801
Cogent Communications Group, Inc.* (Internet)	42	565
Cognex Corp. (Machinery - Diversified)	36	976
Cohen & Steers, Inc. (Diversified Financial Services)	12	345
Coherent, Inc.* (Electronics)	18	773
Cohu, Inc. (Semiconductors)	42	415
Coinstar, Inc.* (Retail)	30	1,200
Colfax Corp.* (Miscellaneous Manufacturing)	30	608

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Collective Brands, Inc.* (Retail)	54	$700
Colonial Properties Trust (REIT)	72	1,308
Colony Financial, Inc. (REIT)	48	620
Columbia Banking System, Inc. (Banks)	54	773
Columbia Sportswear Co. (Apparel)	12	557
Columbus McKinnon Corp. NY* (Machinery - Diversified)	30	329
Comfort Systems USA, Inc. (Building Materials)	48	399
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	237
Community Bank System, Inc. (Banks)	48	1,089
Community Trust Bancorp, Inc. (Banks)	60	1,397
CommVault Systems, Inc.* (Software)	36	1,334
Compass Diversified Holdings (Holding Companies - Diversified)	48	585
Complete Production Services, Inc.* (Oil & Gas Services)	72	1,357
Computer Programs & Systems, Inc. (Software)	12	794
comScore, Inc.* (Internet)	30	506
Comstock Resources, Inc.* (Oil & Gas)	42	649
Comtech Telecommunications Corp. (Telecommunications)	30	843
Conceptus, Inc.* (Healthcare - Products)	30	314
Concur Technologies, Inc.* (Software)	36	1,340
CONMED Corp.* (Healthcare - Products)	30	690
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,300
Consolidated Graphics, Inc.* (Commercial Services)	12	438
Constant Contact, Inc.* (Internet)	30	519
Contango Oil & Gas Co. (Oil & Gas)	12	657
Convergys Corp.* (Commercial Services)	96	900
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	588
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	12	368
Coresite Realty Corp. (REIT)	24	344
Corinthian Colleges, Inc.* (Commercial Services)	84	131
CoStar Group, Inc.* (Commercial Services)	24	1,247
Cousins Properties, Inc. (REIT)	66	386
Cracker Barrel Old Country Store, Inc. (Retail)	18	721
Credit Acceptance Corp.* (Diversified Financial Services)	6	386
CreXus Investment Corp. (REIT)	78	693
Crocs, Inc.* (Apparel)	78	1,846
Crosstex Energy, Inc. (Pipelines)	42	566
CSG Systems International, Inc.* (Software)	36	455
CSR PLCADR*(a) (Semiconductors)	7	92
CTS Corp. (Electronics)	60	488
CubeSmart (REIT)	84	717
Cubic Corp. (Aerospace/Defense)	12	469
Cubist Pharmaceuticals, Inc.* (Biotechnology)	54	1,907
Curtiss-Wright Corp. (Aerospace/Defense)	30	865
CVB Financial Corp. (Banks)	84	646
CVR Energy, Inc.* (Oil & Gas)	78	1,649
Cyberonics, Inc.* (Healthcare - Products)	30	849
Cymer, Inc.* (Electronics)	24	892
CYS Investments, Inc. (REIT)	102	1,233
Daktronics, Inc. (Electronics)	36	309
Dana Holding Corp.* (Auto Parts & Equipment)	132	1,386
Darling International, Inc.* (Environmental Control)	102	1,284
DCT Industrial Trust, Inc. (REIT)	252	1,106
DealerTrack Holdings, Inc.* (Internet)	36	564
Delphi Financial Group, Inc. - Class A (Insurance)	54	1,162
Deltic Timber Corp. (Forest Products & Paper)	12	716
Deluxe Corp. (Commercial Services)	42	781
Denny’s Corp.* (Retail)	126	420
DepoMed, Inc.* (Pharmaceuticals)	72	389
Dexcom, Inc.* (Healthcare - Products)	60	720
DFC Global Corp.* (Commercial Services)	42	918
DG Fastchannel, Inc.* (Media)	24	407
Diamond Foods, Inc. (Food)	18	1,436
DiamondRock Hospitality Co. (REIT)	168	1,174
Dice Holdings, Inc.* (Internet)	48	375
Digi International, Inc.* (Software)	30	330
Digital River, Inc.* (Internet)	42	871
DigitalGlobe, Inc.* (Telecommunications)	30	583
Dime Community Bancshares, Inc. (Savings & Loans)	54	547
DineEquity, Inc.* (Retail)	12	462
Diodes, Inc.* (Semiconductors)	30	538
Dole Food Co., Inc.* (Food)	36	360
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,351
Domino’s Pizza, Inc.* (Retail)	54	1,471
Dorman Products, Inc.* (Auto Parts & Equipment)	18	595
Drew Industries, Inc. (Building Materials)	24	480
Dril-Quip, Inc.* (Oil & Gas Services)	30	1,617
DTS, Inc.* (Home Furnishings)	18	447
Duff & Phelps Corp. - Class A (Diversified Financial Services)	42	448
DuPont Fabros Technology, Inc. (REIT)	54	1,063
Dycom Industries, Inc.* (Engineering & Construction)	36	551
Dynavax Technologies Corp.* (Biotechnology)	138	257
Dynegy, Inc. - Class A* (Electric)	90	371
Dynex Capital, Inc. (REIT)	54	435

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
E.W. Scripps Co.* (Media)	48	$336
Eagle Materials, Inc. (Building Materials)	36	599
EarthLink, Inc. (Internet)	102	666
EastGroup Properties, Inc. (REIT)	18	687
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	187
Ebix, Inc.* (Software)	24	353
Echelon Corp.* (Computers)	36	252
Education Realty Trust, Inc. (REIT)	72	618
El Paso Electric Co. (Electric)	42	1,348
Electro Rent Corp. (Commercial Services)	36	497
Electro Scientific Industries, Inc.* (Electronics)	24	285
Electronics for Imaging, Inc.* (Computers)	42	566
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	512
EMCOR Group, Inc.* (Engineering & Construction)	60	1,220
Emergent Biosolutions, Inc.* (Biotechnology)	24	370
Emeritus Corp.* (Healthcare - Services)	36	508
Empire District Electric Co. (Electric)	36	698
Employers Holdings, Inc. (Insurance)	36	459
Emulex Corp.* (Semiconductors)	78	499
Encore Capital Group, Inc.* (Diversified Financial Services)	18	393
Encore Wire Corp. (Electrical Components & Equipment)	18	370
Endeavour International Corp.* (Oil & Gas)	48	383
Endologix, Inc.* (Healthcare - Products)	48	482
Energy Partners, Ltd.* (Oil & Gas)	42	465
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	1,416
EnergySolutions, Inc.* (Environmental Control)	66	233
EnerNOC, Inc.* (Electric)	24	216
EnerSys* (Electrical Components & Equipment)	42	841
Ennis, Inc. (Household Products/Wares)	30	392
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	534
Enstar Group, Ltd.* (Insurance)	6	571
Entegris, Inc.* (Semiconductors)	114	727
Entertainment Properties Trust (REIT)	36	1,403
Entropic Communications, Inc.* (Semiconductors)	72	297
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	422
EPIQ Systems, Inc. (Software)	42	526
Equity Lifestyle Properties, Inc. (REIT)	24	1,505
Equity One, Inc. (REIT)	18	285
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	459
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,244
Ethan Allen Interiors, Inc. (Home Furnishings)	24	327
Euronet Worldwide, Inc.* (Commercial Services)	48	756
Evercore Partners, Inc. - Class A (Diversified Financial Services)	18	410
Exact Sciences Corp.* (Biotechnology)	54	358
ExamWorks Group, Inc.* (Commercial Services)	24	244
Exelixis, Inc.* (Biotechnology)	120	655
Exide Technologies* (Auto Parts & Equipment)	90	360
Exlservice Holdings, Inc.* (Commercial Services)	12	264
Exponent, Inc.* (Engineering & Construction)	24	992
Express, Inc. (Retail)	48	974
Exterran Holdings, Inc.* (Oil & Gas Services)	54	525
Extra Space Storage, Inc. (REIT)	66	1,230
EZCORP, Inc. - Class A* (Retail)	42	1,199
F.N.B. Corp. (Banks)	108	926
Fabrinet* (Miscellaneous Manufacturing)	18	337
Fair Isaac Corp. (Software)	36	786
FARO Technologies, Inc.* (Electronics)	18	568
FBL Financial Group, Inc. - Class A (Insurance)	18	479
Federal Signal Corp. (Miscellaneous Manufacturing)	96	424
FEI Co.* (Electronics)	36	1,079
FelCor Lodging Trust, Inc.* (REIT)	156	363
Ferro Corp.* (Chemicals)	72	443
Fifth Street Finance Corp. (Investment Companies)	84	783
Financial Engines, Inc.* (Diversified Financial Services)	42	761
Finisar Corp.* (Telecommunications)	78	1,368
First American Financial Corp. (Insurance)	102	1,306
First Busey Corp. (Banks)	126	548
First Cash Financial Services, Inc.* (Retail)	30	1,258
First Commonwealth Financial Corp. (Banks)	114	422
First Financial Bancorp (Banks)	42	580
First Financial Bankshares, Inc. (Banks)	36	942
First Financial Corp. (Banks)	12	330
First Industrial Realty Trust, Inc.* (REIT)	60	480
First Midwest Bancorp, Inc. (Banks)	72	527
First Potomac Realty Trust (REIT)	36	449
FirstMerit Corp. (Banks)	84	954
Flagstone Reinsurance Holdings S.A. (Insurance)	60	465
Flotek Industries, Inc.* (Oil & Gas Services)	48	224
Flushing Financial Corp. (Savings & Loans)	42	454
Force Protection, Inc.* (Auto Manufacturers)	90	347

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Forestar Group, Inc.* (Real Estate)	36	$393
FormFactor, Inc.* (Semiconductors)	102	635
Forrester Research, Inc. (Commercial Services)	18	585
Forward Air Corp. (Transportation)	30	764
FPIC Insurance Group, Inc.* (Insurance)	12	502
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	653
Franklin Street Properties Corp. (REIT)	72	814
Fred’s, Inc. (Retail)	60	640
Fresh Del Monte Produce, Inc. (Food)	30	696
Frontline, Ltd. (Transportation)	42	204
FTI Consulting, Inc.* (Commercial Services)	36	1,325
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	346
Fuller (H.B.) Co. (Chemicals)	48	875
FX Energy, Inc.* (Oil & Gas)	66	273
G & K Services, Inc. (Textiles)	24	613
G-III Apparel Group, Ltd.* (Apparel)	18	411
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	6	236
Gaylord Entertainment Co.* (Lodging)	36	696
GenCorp, Inc.* (Aerospace/Defense)	66	296
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	564
General Communication, Inc. - Class A* (Telecommunications)	48	394
Genesco, Inc.* (Retail)	18	928
Genesee & Wyoming, Inc. - Class A* (Transportation)	42	1,954
Genomic Health, Inc.* (Healthcare - Products)	18	396
Gentiva Health Services, Inc.* (Healthcare - Services)	30	166
GeoEye, Inc.* (Telecommunications)	24	680
GeoResources, Inc.* (Oil & Gas)	30	534
Georgia Gulf Corp.* (Chemicals)	30	415
Geron Corp.* (Biotechnology)	156	331
Getty Realty Corp. (REIT)	30	433
GFI Group, Inc. (Diversified Financial Services)	96	386
Gibraltar Industries, Inc.* (Building Materials)	36	292
Glacier Bancorp, Inc. (Banks)	96	900
Glatfelter (Forest Products & Paper)	48	634
Glimcher Realty Trust (REIT)	90	637
Global Crossing, Ltd.* (Telecommunications)	24	574
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	143
Global Industries, Ltd.* (Oil & Gas Services)	96	760
Global Power Equipment Group, Inc.* (Machinery - Diversified)	6	140
Globe Specialty Metals, Inc. (Mining)	66	958
Globecomm Systems, Inc.* (Telecommunications)	24	324
GNC Acquisition Holdings, Inc. - Class A* (Retail)	18	362
Golar LNG, Ltd. (Transportation)	30	953
Gold Resource Corp. (Mining)	24	400
Golden Star Resources, Ltd.* (Mining)	276	513
Goodrich Petroleum Corp.* (Oil & Gas)	30	355
Government Properties Income Trust (REIT)	36	774
Grand Canyon Education, Inc.* (Commercial Services)	30	485
Granite Construction, Inc. (Engineering & Construction)	36	676
Graphic Packaging Holding Co.* (Packaging & Containers)	156	538
Great Lakes Dredge & Dock Co. (Commercial Services)	72	293
Greatbatch, Inc.* (Healthcare - Products)	24	480
Greenlight Capital Re, Ltd. - Class A* (Insurance)	36	747
Griffon Corp.* (Miscellaneous Manufacturing)	60	491
Group 1 Automotive, Inc. (Retail)	24	853
GT Advanced Technologies, Inc.* (Semiconductors)	108	758
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	372
GulfMark Offshore, Inc. - Class A* (Transportation)	24	872
Gulfport Energy Corp.* (Oil & Gas)	36	870
H&E Equipment Services, Inc.* (Commercial Services)	36	297
Haemonetics Corp.* (Healthcare - Products)	18	1,053
Halozyme Therapeutics, Inc.* (Biotechnology)	102	626
Hancock Holding Co. (Banks)	66	1,767
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	30	567
Harleysville Group, Inc. (Insurance)	24	1,413
Harmonic, Inc.* (Telecommunications)	120	511
Harte-Hanks, Inc. (Advertising)	48	407
Harvest Natural Resources, Inc.* (Oil & Gas)	36	309
Hatteras Financial Corp. (REIT)	78	1,962
Haynes International, Inc. (Metal Fabricate/Hardware)	12	521
Healthcare Realty Trust, Inc. (REIT)	60	1,011
Healthcare Services Group, Inc. (Commercial Services)	78	1,259
HEALTHSOUTH Corp.* (Healthcare - Services)	84	1,254
HealthSpring, Inc.* (Healthcare - Services)	60	2,188
Healthways, Inc.* (Healthcare - Services)	36	354
Heartland Express, Inc. (Transportation)	48	651
Heartland Payment Systems, Inc. (Commercial Services)	36	710
HeartWare International, Inc.* (Healthcare - Products)	12	773

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heckmann Corp.* (Environmental Control)	96	$508
Hecla Mining Co.* (Mining)	282	1,512
HEICO Corp. (Aerospace/Defense)	36	1,773
Heidrick & Struggles International, Inc. (Commercial Services)	18	296
Helen of Troy, Ltd.* (Household Products/Wares)	30	754
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,336
Hercules Offshore, Inc.* (Oil & Gas)	96	280
Hercules Technology Growth Capital, Inc. (Private Equity)	66	562
Herman Miller, Inc. (Office Furnishings)	48	857
Hersha Hospitality Trust (REIT)	150	519
Hexcel Corp.* (Miscellaneous Manufacturing)	90	1,994
HFF, Inc. - Class A* (Real Estate)	30	262
Hibbett Sports, Inc.* (Retail)	24	813
Higher One Holdings, Inc.* (Diversified Financial Services)	30	488
Highwoods Properties, Inc. (REIT)	36	1,017
Hillenbrand, Inc. (Commercial Services)	54	994
Hilltop Holdings, Inc.* (Insurance)	60	433
Hittite Microwave Corp.* (Semiconductors)	30	1,461
HMS Holdings Corp.* (Commercial Services)	90	2,195
HNI Corp. (Office Furnishings)	42	803
Home Bancshares, Inc. (Banks)	24	509
Home Properties, Inc. (REIT)	24	1,362
Horace Mann Educators Corp. (Insurance)	42	479
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	598
Horsehead Holding Corp.* (Mining)	36	267
Hot Topic, Inc. (Retail)	42	320
HSN, Inc.* (Retail)	36	1,193
Hub Group, Inc. - Class A* (Transportation)	36	1,018
Hudson Pacific Properties, Inc. (REIT)	30	349
Huron Consulting Group, Inc.* (Commercial Services)	24	747
Hyperdynamics Corp.* (Oil & Gas)	156	577
IBERIABANK Corp. (Banks)	24	1,129
ICF International, Inc.* (Commercial Services)	24	451
ICG Group, Inc.* (Internet)	36	332
Iconix Brand Group, Inc.* (Apparel)	66	1,043
ICU Medical, Inc.* (Healthcare - Products)	24	883
IDACORP, Inc. (Electric)	36	1,360
IDT Corp. (Telecommunications)	12	245
iGATE Corp. (Computers)	30	346
II-VI, Inc.* (Electronics)	48	840
ImmunoGen, Inc.* (Biotechnology)	72	789
Impax Laboratories, Inc.* (Pharmaceuticals)	54	967
Incyte, Corp.* (Biotechnology)	78	1,090
Independent Bank Corp./MA (Banks)	30	652
Infinera Corp.* (Telecommunications)	126	973
Infinity Property & Casualty Corp. (Insurance)	12	630
InfoSpace, Inc.* (Internet)	60	502
Inland Real Estate Corp. (REIT)	78	569
Innophos Holdings, Inc. (Chemicals)	18	718
Innospec, Inc.* (Chemicals)	18	436
Inphi Corp.* (Semiconductors)	18	158
Insight Enterprises, Inc.* (Computers)	48	727
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	36	417
Insperity, Inc. (Commercial Services)	24	534
Insulet Corp.* (Healthcare - Products)	42	641
Integra LifeSciences Holdings* (Healthcare - Products)	18	644
Integrated Device Technology, Inc.* (Semiconductors)	126	649
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	278
Interactive Intelligence Group, Inc.* (Software)	18	489
InterDigital, Inc. (Telecommunications)	42	1,956
Interface, Inc. - Class A (Office Furnishings)	42	498
Interline Brands, Inc.* (Building Materials)	36	463
Intermec, Inc.* (Machinery - Diversified)	48	313
InterMune, Inc.* (Biotechnology)	42	848
Internap Network Services Corp.* (Internet)	48	236
International Bancshares Corp. (Banks)	42	552
International Speedway Corp. - Class A (Entertainment)	24	548
Interval Leisure Group, Inc.* (Leisure Time)	42	559
INTL FCStone, Inc.* (Diversified Financial Services)	18	374
Intralinks Holdings, Inc.* (Internet)	30	225
Invacare Corp. (Healthcare - Products)	18	415
Invesco Mortgage Capital, Inc. (REIT)	66	933
Investment Technology Group, Inc.* (Diversified Financial Services)	42	411
Investors Bancorp, Inc.* (Savings & Loans)	66	834
Investors Real Estate Trust (REIT)	84	605
ION Geophysical Corp.* (Oil & Gas Services)	114	539
IPC The Hospitalist Co.* (Healthcare - Services)	18	642
Iridium Communications, Inc.* (Telecommunications)	48	298
iRobot Corp.* (Machinery - Diversified)	24	604
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	648
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	854
iStar Financial, Inc.* (REIT)	120	698
Ixia* (Telecommunications)	36	276
IXYS Corp.* (Semiconductors)	30	326

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J & J Snack Foods Corp. (Food)	18	$865
j2 Global Communications, Inc. (Internet)	48	1,291
Jack Henry & Associates, Inc. (Computers)	72	2,087
Jack in the Box, Inc.* (Retail)	48	956
Jaguar Mining, Inc.* (Mining)	90	423
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	30	569
James River Coal Co.* (Coal)	42	268
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	996
JDA Software Group, Inc.* (Software)	36	844
JetBlue Airways Corp.* (Airlines)	228	935
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	599
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,119
K12, Inc.* (Commercial Services)	30	764
Kadant, Inc.* (Machinery - Diversified)	18	320
Kaiser Aluminum Corp. (Mining)	18	797
Kaman Corp. (Aerospace/Defense)	24	668
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	667
Kaydon Corp. (Metal Fabricate/Hardware)	30	860
KB Home (Home Builders)	90	527
KBW, Inc. (Diversified Financial Services)	36	496
Kelly Services, Inc. - Class A (Commercial Services)	24	274
KEMET Corp.* (Electronics)	36	257
Kenexa Corp.* (Commercial Services)	24	375
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	84	252
Key Energy Services, Inc.* (Oil & Gas Services)	114	1,082
Kforce, Inc.* (Commercial Services)	36	353
Kilroy Realty Corp. (REIT)	60	1,878
Kindred Healthcare, Inc.* (Healthcare - Services)	48	414
KIT Digital, Inc.* (Internet)	42	353
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	102	1,240
Knight Transportation, Inc. (Transportation)	54	719
Knightsbridge Tankers, Ltd. (Transportation)	18	298
Knoll, Inc. (Office Furnishings)	42	575
Knology, Inc.* (Media)	30	389
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	875
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	461
Korn/Ferry International* (Commercial Services)	42	512
Kraton Performance Polymers, Inc.* (Chemicals)	30	485
Krispy Kreme Doughnuts, Inc.* (Retail)	54	368
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	492
La-Z-Boy, Inc.* (Home Furnishings)	54	400
Laclede Group, Inc. (Gas)	42	1,627
Lakeland Financial Corp. (Banks)	48	992
Lancaster Colony Corp. (Food)	18	1,098
Landauer, Inc. (Commercial Services)	12	594
LaSalle Hotel Properties (REIT)	84	1,613
Lattice Semiconductor Corp.* (Semiconductors)	114	599
Layne Christensen Co.* (Engineering & Construction)	18	416
Leap Wireless International, Inc.* (Telecommunications)	54	373
Lexington Realty Trust (REIT)	114	746
LHC Group, Inc.* (Healthcare - Services)	18	307
Life Time Fitness, Inc.* (Leisure Time)	36	1,327
Limelight Networks, Inc.* (Internet)	78	184
Lincoln Educational Services Corp. (Commercial Services)	24	194
Lindsay Manufacturing Co. (Machinery - Diversified)	12	646
Liquidity Services, Inc.* (Internet)	18	577
Lithia Motors, Inc. - Class A (Retail)	30	431
Littelfuse, Inc. (Electrical Components & Equipment)	18	724
Live Nation, Inc.* (Commercial Services)	120	961
LivePerson, Inc.* (Computers)	54	537
Liz Claiborne, Inc.* (Retail)	72	360
LogMeIn, Inc.* (Telecommunications)	18	598
Loral Space & Communications, Inc.* (Telecommunications)	12	601
Louisiana-Pacific Corp.* (Building Materials)	126	643
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	516
LTC Properties, Inc. (REIT)	24	608
LTX-Credence Corp.* (Semiconductors)	54	286
Lufkin Industries, Inc. (Oil & Gas Services)	24	1,277
Lumber Liquidators Holdings, Inc.* (Retail)	24	362
Luminex Corp.* (Healthcare - Products)	36	798
M.D.C. Holdings, Inc. (Home Builders)	36	610
Magellan Health Services, Inc.* (Healthcare - Services)	30	1,449
Magma Design Automation, Inc.* (Computers)	60	273
Magnum Hunter Resources Corp.* (Oil & Gas)	120	397
Maiden Holdings, Ltd. (Insurance)	54	399
Maidenform Brands, Inc.* (Apparel)	24	562
Main Street Capital Corp. (Investment Companies)	36	639
MAKO Surgical Corp.* (Healthcare - Products)	30	1,027
Manhattan Associates, Inc.* (Computers)	18	595
MannKind Corp.* (Pharmaceuticals)	84	318

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ManTech International Corp. - Class A (Software)	24	$753
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	439
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	781
Marten Transport, Ltd. (Transportation)	18	310
Masimo Corp. (Healthcare - Products)	42	909
MasTec, Inc.* (Engineering & Construction)	54	951
Materion Corp.* (Mining)	18	408
Matrix Service Co.* (Oil & Gas Services)	30	255
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	36	1,107
MAXIMUS, Inc. (Commercial Services)	36	1,256
Maxwell Technologies, Inc.* (Computers)	36	663
MB Financial, Inc. (Banks)	42	618
MCG Capital Corp. (Investment Companies)	144	570
McGrath Rentcorp (Commercial Services)	36	856
McMoRan Exploration Co.* (Oil & Gas)	96	953
MDC Partners, Inc. - Class A (Advertising)	24	346
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,443
Measurement Specialties, Inc.* (Electronics)	18	467
MedAssets, Inc.* (Software)	48	461
Medical Properties Trust, Inc. (REIT)	120	1,074
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	48	1,751
Medidata Solutions, Inc.* (Software)	18	296
Medifast, Inc.* (Commercial Services)	12	194
Medivation, Inc.* (Pharmaceuticals)	30	509
MedQuist Holdings, Inc.* (Software)	30	227
Mentor Graphics Corp.* (Computers)	78	750
Mercury Computer Systems, Inc.* (Computers)	36	414
Meredith Corp. (Media)	30	679
Meridian Bioscience, Inc. (Healthcare - Products)	42	661
Merit Medical Systems, Inc.* (Healthcare - Products)	30	394
Meritage Homes Corp.* (Home Builders)	36	545
Meritor, Inc.* (Auto Parts & Equipment)	90	635
Methode Electronics, Inc. (Electronics)	60	446
MF Global Holdings, Ltd.* (Diversified Financial Services)	144	595
MFA Financial, Inc. (REIT)	324	2,274
MGE Energy, Inc. (Electric)	48	1,952
MGIC Investment Corp.* (Insurance)	168	314
Micrel, Inc. (Semiconductors)	42	398
Micromet, Inc.* (Biotechnology)	102	490
Microsemi Corp.* (Semiconductors)	78	1,246
MicroStrategy, Inc. - Class A* (Software)	6	684
Mid-America Apartment Communities, Inc. (REIT)	30	1,807
Mine Safety Appliances Co. (Environmental Control)	24	647
Minerals Technologies, Inc. (Chemicals)	18	887
MIPS Technologies, Inc.* (Semiconductors)	48	232
MKS Instruments, Inc. (Semiconductors)	48	1,042
Mobile Mini, Inc.* (Storage/Warehousing)	36	592
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	489
Molina Healthcare, Inc.* (Healthcare - Services)	36	556
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	621
Monolithic Power Systems, Inc.* (Semiconductors)	30	305
Monotype Imaging Holdings, Inc.* (Software)	36	437
Monro Muffler Brake, Inc. (Commercial Services)	30	989
Montpelier Re Holdings, Ltd. (Insurance)	60	1,061
Moog, Inc. - Class A* (Aerospace/Defense)	42	1,370
Motricity, Inc.* (Telecommunications)	36	61
Move, Inc.* (Internet)	138	200
MTS Systems Corp. (Computers)	18	552
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,389
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	192	476
MVC Capital, Inc. (Investment Companies)	36	377
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	826
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	426
MYR Group, Inc.* (Engineering & Construction)	24	423
NACCO Industries, Inc. - Class A (Machinery - Diversified)	6	380
Nanometrics, Inc.* (Semiconductors)	24	348
Nash Finch Co. (Food)	12	323
National CineMedia, Inc. (Entertainment)	48	696
National Financial Partners* (Diversified Financial Services)	42	459
National Health Investors, Inc. (REIT)	30	1,264
National Healthcare Corp. (Healthcare - Services)	18	581
National Penn Bancshares, Inc. (Banks)	114	799
National Presto Industries, Inc. (Aerospace/Defense)	6	521

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Retail Properties, Inc. (REIT)	60	$1,612
National Western Life Insurance Co. - Class A (Insurance)	6	813
Natus Medical, Inc.* (Healthcare - Products)	30	285
Navigant Consulting Co.* (Commercial Services)	48	445
NBT Bancorp, Inc. (Banks)	102	1,899
Neenah Paper, Inc. (Forest Products & Paper)	18	255
Nektar Therapeutics* (Pharmaceuticals)	108	524
Nelnet, Inc. - Class A (Diversified Financial Services)	30	563
Neogen Corp.* (Pharmaceuticals)	30	1,042
Neoprobe Corp.* (Healthcare - Products)	78	231
NETGEAR, Inc.* (Telecommunications)	30	777
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,887
NetScout Systems, Inc.* (Computers)	42	480
NetSuite, Inc.* (Software)	24	648
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	287
Neutral Tandem, Inc.* (Telecommunications)	36	348
New Jersey Resources Corp. (Gas)	42	1,788
Newcastle Investment Corp. (REIT)	78	317
NewMarket Corp. (Chemicals)	6	911
Newpark Resources, Inc.* (Oil & Gas Services)	78	475
Newport Corp.* (Electronics)	42	454
NIC, Inc. (Internet)	66	756
Noranda Aluminum Holding Corp.* (Mining)	30	251
Nordic American Tankers, Ltd. (Transportation)	42	592
Northern Oil and Gas, Inc.* (Oil & Gas)	54	1,047
NorthStar Realty Finance Corp. (REIT)	138	455
Northwest Bancshares, Inc. (Savings & Loans)	150	1,786
Northwest Natural Gas Co. (Gas)	24	1,058
NorthWestern Corp. (Electric)	36	1,150
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	547
NTELOS Holdings Corp. (Telecommunications)	42	745
Nu Skin Enterprises, Inc. (Retail)	42	1,702
Nutrisystem, Inc. (Internet)	30	363
NuVasive, Inc.* (Healthcare - Products)	36	615
NxStage Medical, Inc.* (Healthcare - Products)	42	876
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,072
Oclaro, Inc.* (Telecommunications)	42	153
Ocwen Financial Corp.* (Diversified Financial Services)	66	872
OCZ Technology Group, Inc.* (Computers)	48	233
Office Depot, Inc.* (Retail)	228	470
OfficeMax, Inc.* (Retail)	72	349
Old Dominion Freight Line, Inc.* (Transportation)	42	1,217
Old National Bancorp (Banks)	72	671
Olin Corp. (Chemicals)	66	1,189
OM Group, Inc.* (Chemicals)	30	779
OMEGA Healthcare Investors, Inc. (REIT)	84	1,338
Omnicell, Inc.* (Software)	30	413
OmniVision Technologies, Inc.* (Semiconductors)	48	674
Omnova Solutions, Inc.* (Chemicals)	42	150
On Assignment, Inc.* (Commercial Services)	36	255
Oncothyreon, Inc.* (Biotechnology)	36	215
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,621
OpenTable, Inc.* (Internet)	18	828
Opko Health, Inc.* (Pharmaceuticals)	216	935
Oplink Communications, Inc.* (Telecommunications)	24	363
OPNET Technologies, Inc. (Software)	12	419
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	581
OraSure Technologies, Inc.* (Healthcare - Products)	54	430
Orbital Sciences Corp.* (Aerospace/Defense)	72	922
Orient-Express Hotels, Ltd. - Class A* (Lodging)	102	705
Oriental Financial Group, Inc. (Banks)	72	696
Oritani Financial Corp. (Savings & Loans)	90	1,157
Ormat Technologies, Inc. (Electric)	18	289
Orthofix International N.V.* (Healthcare - Products)	18	621
OSI Systems, Inc.* (Electronics)	18	603
Otter Tail Corp. (Electric)	48	878
Overseas Shipholding Group, Inc. (Transportation)	24	330
Owens & Minor, Inc. (Distribution/Wholesale)	66	1,880
Oxford Industries, Inc. (Apparel)	12	412
OYO Geospace Corp.* (Oil & Gas Services)	6	338
P.F. Chang’s China Bistro, Inc. (Retail)	18	490
Pacific Biosciences of California, Inc.* (Biotechnology)	36	116
PacWest Bancorp (Banks)	24	335
PAETEC Holding Corp.* (Telecommunications)	114	603
Papa John’s International, Inc.* (Retail)	18	547
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	639
Parametric Technology Corp.* (Software)	102	1,569
Paramount Gold and Silver Corp.* (Mining)	114	269
PAREXEL International Corp.* (Commercial Services)	54	1,022

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Park Electrochemical Corp. (Electronics)	36	$769
Park National Corp. (Banks)	18	952
Parker Drilling Co.* (Oil & Gas)	108	474
Parkway Properties, Inc. (REIT)	24	264
Patriot Coal Corp.* (Coal)	90	761
PDL BioPharma, Inc. (Biotechnology)	150	833
Pebblebrook Hotel Trust (REIT)	54	845
Peet’s Coffee & Tea, Inc.* (Beverages)	12	668
Pegasystems, Inc. (Software)	18	551
Pendrell Corp.* (Commercial Services)	156	351
Penn Virginia Corp. (Oil & Gas)	48	267
PennantPark Investment Corp. (Investment Companies)	66	589
Pennsylvania REIT (REIT)	54	417
PennyMac Mortgage Investment Trust (REIT)	48	763
Penske Automotive Group, Inc. (Retail)	36	576
Perry Ellis International, Inc.* (Apparel)	18	338
Petroleum Development* (Oil & Gas)	24	465
PetroQuest Energy, Inc.* (Oil & Gas)	60	330
Pharmacyclics, Inc.* (Pharmaceuticals)	42	497
PharMerica Corp.* (Pharmaceuticals)	30	428
PHH Corp.* (Commercial Services)	54	868
Photronics, Inc.* (Semiconductors)	48	239
PICO Holdings, Inc.* (Water)	24	492
Piedmont Natural Gas Co., Inc. (Gas)	60	1,733
Pier 1 Imports, Inc.* (Retail)	96	939
Pinnacle Entertainment, Inc.* (Entertainment)	54	490
Pinnacle Financial Partners, Inc.* (Banks)	30	328
Pioneer Drilling Co.* (Oil & Gas)	48	345
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	430
Plantronics, Inc. (Telecommunications)	48	1,366
Platinum Underwriters Holdings, Ltd. (Insurance)	30	922
Plexus Corp.* (Electronics)	30	679
PMFG, Inc.* (Miscellaneous Manufacturing)	24	378
PNM Resources, Inc. (Electric)	78	1,282
PolyOne Corp. (Chemicals)	78	835
Pool Corp. (Distribution/Wholesale)	48	1,257
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,120
Portland General Electric Co. (Electric)	48	1,137
Post Properties, Inc. (REIT)	42	1,459
Potlatch Corp. (REIT)	36	1,135
Powell Industries, Inc.* (Electrical Components & Equipment)	12	372
Power Integrations, Inc. (Semiconductors)	24	735
Power-One, Inc.* (Electrical Components & Equipment)	66	297
Powerwave Technologies, Inc.* (Telecommunications)	180	310
Premiere Global Services, Inc.* (Telecommunications)	72	462
Prestige Brands Holdings, Inc.* (Household Products/Wares)	48	434
PriceSmart, Inc. (Retail)	18	1,122
Primerica, Inc. (Insurance)	36	776
Primoris Services Corp. (Holding Companies - Diversified)	30	314
PrivateBancorp, Inc. (Banks)	48	361
ProAssurance Corp. (Insurance)	30	2,161
Progress Software Corp.* (Software)	60	1,053
PROS Holdings, Inc.* (Software)	24	309
Prospect Capital Corp. (Investment Companies)	90	757
Prosperity Bancshares, Inc. (Banks)	36	1,176
Provident Financial Services, Inc. (Savings & Loans)	78	839
Provident New York Bancorp (Savings & Loans)	84	489
PS Business Parks, Inc. (REIT)	12	594
PSS World Medical, Inc.* (Healthcare - Products)	42	827
QLIK Technologies, Inc.* (Software)	60	1,300
Quad Graphics, Inc. (Commercial Services)	18	325
Quaker Chemical Corp. (Chemicals)	18	467
Quality Systems, Inc. (Software)	18	1,746
Quanex Building Products Corp. (Building Materials)	42	460
Quantum Corp.* (Computers)	210	380
Quest Software, Inc.* (Software)	54	858
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,308
Quidel Corp.* (Healthcare - Products)	30	491
Quiksilver, Inc.* (Apparel)	132	403
QuinStreet, Inc.* (Internet)	24	248
Radian Group, Inc. (Insurance)	126	276
Rambus, Inc.* (Semiconductors)	84	1,176
Ramco-Gershenson Properties Trust (REIT)	12	98
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	868
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	816
RealD, Inc.* (Computers)	30	281
RealPage, Inc.* (Software)	30	614
Red Robin Gourmet Burgers, Inc.* (Retail)	12	289
Redwood Trust, Inc. (REIT)	78	871
Regis Corp. (Retail)	54	761
Renasant Corp. (Banks)	42	535
Rent-A-Center, Inc. (Commercial Services)	54	1,482
Resolute Energy Corp.* (Oil & Gas)	48	545
Resource Capital Corp. (REIT)	198	990
Resources Connection, Inc. (Commercial Services)	48	469
Retail Opportunity Investments Corp. (REIT)	42	465
Rex Energy Corp.* (Oil & Gas)	36	455
RF Micro Devices, Inc.* (Telecommunications)	234	1,484

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	72	$530
RightNow Technologies, Inc.* (Software)	24	793
Rite Aid Corp.* (Retail)	492	482
RLI Corp. (Insurance)	24	1,526
RLJ Lodging Trust (REIT)	24	306
Robbins & Myers, Inc. (Machinery - Diversified)	36	1,250
Rofin-Sinar Technologies, Inc.* (Electronics)	24	461
Rogers Corp.* (Electronics)	12	470
Rollins, Inc. (Commercial Services)	78	1,459
Rosetta Resources, Inc.* (Oil & Gas)	48	1,643
RSC Holdings, Inc.* (Commercial Services)	72	513
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	24	560
Ruby Tuesday, Inc.* (Retail)	60	430
Ruddick Corp. (Food)	42	1,638
Rudolph Technologies, Inc.* (Semiconductors)	30	201
Rue21, Inc.* (Retail)	12	272
Rush Enterprises, Inc.* (Retail)	42	595
S&T Bancorp, Inc. (Banks)	48	776
S1 Corp.* (Internet)	78	715
Sabra Health Care REIT, Inc. (REIT)	42	401
Safeguard Scientifics, Inc.* (Internet)	30	450
Safety Insurance Group, Inc. (Insurance)	18	681
Saks, Inc.* (Retail)	102	893
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	1,421
Sanderson Farms, Inc. (Food)	18	855
Sandy Spring Bancorp, Inc. (Banks)	24	351
Sangamo BioSciences, Inc.* (Biotechnology)	60	261
Sanmina-SCI Corp.* (Electronics)	66	441
Sapient Corp. (Internet)	90	913
Sauer-Danfoss, Inc.* (Machinery - Diversified)	12	347
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	66	271
ScanSource, Inc.* (Distribution/Wholesale)	24	709
SCBT Financial Corp. (Banks)	18	444
Scholastic Corp. (Media)	36	1,009
Schulman (A.), Inc. (Chemicals)	30	510
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,006
Scientific Games Corp. - Class A* (Entertainment)	60	427
Seattle Genetics, Inc.* (Biotechnology)	90	1,715
Select Comfort Corp.* (Home Furnishings)	48	671
Select Medical Holdings Corp.* (Healthcare - Services)	48	320
Selective Insurance Group, Inc. (Insurance)	60	783
SemGroup Corp. - Class A* (Pipelines)	36	719
Semtech Corp.* (Semiconductors)	54	1,139
Sensient Technologies Corp. (Chemicals)	48	1,562
Sequenom, Inc.* (Biotechnology)	96	489
Shenandoah Telecommunications Co. (Telecommunications)	36	401
Ship Finance International, Ltd. (Transportation)	42	546
ShoreTel, Inc.* (Telecommunications)	42	209
Shuffle Master, Inc.* (Entertainment)	66	555
Shutterfly, Inc.* (Internet)	24	988
SIGA Technologies, Inc.* (Pharmaceuticals)	30	98
Signature Bank* (Banks)	30	1,432
Silicon Graphics International Corp.* (Computers)	30	358
Silicon Image, Inc.* (Semiconductors)	72	423
Simmons First National Corp. - Class A (Banks)	36	781
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,047
Sinclair Broadcast Group, Inc. - Class A (Media)	42	301
Six Flags Entertainment Corp. (Entertainment)	18	499
SJW Corp. (Water)	24	522
Skechers U.S.A., Inc. - Class A* (Apparel)	36	505
SkyWest, Inc. (Airlines)	54	622
Smart Balance, Inc.* (Food)	60	354
Smith Corp. (Miscellaneous Manufacturing)	36	1,153
Snyders-Lance, Inc. (Food)	42	876
Solar Capital, Ltd. (Investment Companies)	42	845
Solarwinds, Inc.* (Software)	48	1,057
Sonic Automotive, Inc. (Retail)	36	388
Sonic Corp.* (Retail)	54	382
SonoSite, Inc.* (Healthcare - Products)	18	546
Sonus Networks, Inc.* (Telecommunications)	192	417
Sotheby’s (Commercial Services)	54	1,489
Sourcefire, Inc.* (Internet)	24	642
South Jersey Industries, Inc. (Gas)	30	1,492
Southside Bancshares, Inc. (Banks)	24	432
Southwest Gas Corp. (Gas)	36	1,302
Sovran Self Storage, Inc. (REIT)	24	892
Spansion, Inc. - Class A* (Computers)	48	587
Spartan Stores, Inc. (Food)	30	464
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	283
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	366
SS&C Technologies Holdings, Inc.* (Software)	30	429
Stage Stores, Inc. (Retail)	36	499
Standard Microsystems Corp.* (Semiconductors)	30	582
Standard Pacific Corp.* (Home Builders)	150	371
Standex International Corp. (Miscellaneous Manufacturing)	12	374
Star Scientific, Inc.* (Agriculture)	102	236

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Starwood Property Trust, Inc. (REIT)	78	$1,338
State Bank Finacial Corp.* (Banks)	36	454
STEC, Inc.* (Computers)	36	365
Steelcase, Inc. - Class A (Office Furnishings)	78	492
Steiner Leisure, Ltd.* (Commercial Services)	18	734
Stepan Co. (Chemicals)	12	806
STERIS Corp. (Healthcare - Products)	54	1,581
Sterling Financial Corp.* (Banks)	36	446
Steven Madden, Ltd.* (Apparel)	30	903
Stewart Enterprises, Inc. - Class A (Commercial Services)	96	571
Stifel Financial Corp.* (Diversified Financial Services)	42	1,116
Stillwater Mining Co.* (Mining)	90	765
Stone Energy Corp.* (Oil & Gas)	48	778
Stoneridge, Inc.* (Electronics)	36	188
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	195
Stratasys, Inc.* (Computers)	18	334
Strategic Hotels & Resorts, Inc.* (REIT)	168	724
Strayer Education, Inc. (Commercial Services)	12	920
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	624
SuccessFactors, Inc.* (Commercial Services)	66	1,517
Sun Communities, Inc. (REIT)	18	633
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	18	367
Sunrise Assisted Living, Inc.* (Healthcare - Services)	54	250
Sunstone Hotel Investors, Inc.* (REIT)	96	546
Super Micro Computer, Inc.* (Computers)	30	376
Superior Industries International, Inc. (Auto Parts & Equipment)	24	371
Susquehanna Bancshares, Inc. (Banks)	96	525
SVB Financial Group* (Banks)	36	1,332
Swift Energy Co.* (Oil & Gas)	36	876
Swift Transportation Co.* (Transportation)	72	464
Swisher Hygiene, Inc.* (Commercial Services)	72	292
Sycamore Networks, Inc. (Telecommunications)	24	433
Sykes Enterprises, Inc.* (Computers)	42	628
Symetra Financial Corp. (Insurance)	72	587
Symmetry Medical, Inc.* (Healthcare - Products)	54	417
Synaptics, Inc.* (Computers)	30	717
Synchronoss Technologies, Inc.* (Software)	24	598
SYNNEX Corp.* (Software)	36	943
Syntel, Inc. (Computers)	12	518
Take-Two Interactive Software, Inc.* (Software)	66	840
TAL International Group, Inc. (Trucking & Leasing)	24	599
Taleo Corp. - Class A* (Software)	30	772
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,717
Targa Resources Corp. (Oil & Gas Services)	18	536
Targacept, Inc.* (Pharmaceuticals)	30	450
Team Health Holdings, Inc.* (Commercial Services)	24	394
Team, Inc.* (Commercial Services)	24	504
Teekay Tankers, Ltd. - Class A (Transportation)	42	193
Tejon Ranch Co.* (Agriculture)	18	430
Tekelec* (Telecommunications)	78	471
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,466
TeleTech Holdings, Inc.* (Commercial Services)	24	366
Tennant Co. (Machinery - Diversified)	18	637
Tenneco, Inc.* (Auto Parts & Equipment)	54	1,383
Tesco Corp.* (Oil & Gas Services)	30	348
Tessera Technologies, Inc.* (Semiconductors)	60	716
Tetra Tech, Inc.* (Environmental Control)	60	1,124
TETRA Technologies, Inc.* (Oil & Gas Services)	84	648
Texas Capital Bancshares, Inc.* (Banks)	36	823
Texas Industries, Inc. (Building Materials)	24	762
Texas Roadhouse, Inc. - Class A (Retail)	48	635
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	365
The Andersons, Inc. (Agriculture)	18	606
The Brink’s Co. (Miscellaneous Manufacturing)	42	979
The Buckle, Inc. (Retail)	24	923
The Cato Corp. - Class A (Retail)	24	541
The Children’s Place Retail Stores, Inc.* (Retail)	18	838
The Corporate Executive Board Co. (Commercial Services)	30	894
The Ensign Group, Inc. (Healthcare - Services)	18	416
The Finish Line, Inc. - Class A (Retail)	42	840
The Fresh Market, Inc.* (Food)	24	916
The Geo Group, Inc.* (Commercial Services)	60	1,114
The Gorman-Rupp Co. (Machinery - Diversified)	18	444
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	210
The Hain Celestial Group, Inc.* (Food)	30	917
The Jones Group, Inc. (Apparel)	72	663
The Medicines Co.* (Biotechnology)	48	714
The Men’s Wearhouse, Inc. (Retail)	42	1,095
The Middleby Corp.* (Machinery - Diversified)	18	1,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Navigators Group, Inc.* (Insurance)	12	$518
The New York Times Co. - Class A* (Media)	114	662
The Pantry, Inc.* (Retail)	18	218
The Pep Boys - Manny, Moe & Jack (Retail)	48	474
The Ryland Group, Inc. (Home Builders)	48	511
The Ultimate Software Group, Inc.* (Software)	24	1,121
The Warnaco Group, Inc.* (Apparel)	36	1,659
The Wet Seal, Inc. - Class A* (Retail)	84	376
Theravance, Inc.* (Pharmaceuticals)	66	1,329
Thompson Creek Metals Co., Inc.* (Mining)	150	911
Titan International, Inc. (Auto Parts & Equipment)	36	540
Titan Machinery, Inc.* (Distribution/Wholesale)	12	215
TiVo, Inc.* (Home Furnishings)	108	1,009
TNS, Inc.* (Commercial Services)	36	677
Tompkins Financial Corp. (Banks)	24	859
Tootsie Roll Industries, Inc. (Food)	36	868
Tower Group, Inc. (Insurance)	36	823
TowneBank (Banks)	54	614
TPC Group, Inc.* (Chemicals)	12	241
Travelzoo, Inc.* (Internet)	6	132
Tredegar Corp. (Miscellaneous Manufacturing)	30	445
TreeHouse Foods, Inc.* (Food)	30	1,855
Trex Co., Inc.* (Building Materials)	12	192
Triangle Capital Corp. (Investment Companies)	30	457
TriMas Corp.* (Miscellaneous Manufacturing)	24	356
Triple-S Management Corp. - Class B* (Healthcare - Services)	30	503
TriQuint Semiconductor, Inc.* (Semiconductors)	156	783
Triumph Group, Inc. (Aerospace/Defense)	36	1,755
True Religion Apparel, Inc.* (Apparel)	24	647
TrueBlue, Inc.* (Commercial Services)	36	408
TrustCo Bank Corp. NY (Banks)	150	669
Trustmark Corp. (Banks)	48	871
TTM Technologies, Inc.* (Electronics)	48	456
Tutor Perini Corp. (Engineering & Construction)	30	345
Twin Disc, Inc. (Machinery - Diversified)	12	320
Two Harbors Investment Corp. (REIT)	84	742
Tyler Technologies, Inc.* (Software)	30	758
UIL Holdings Corp. (Electric)	42	1,383
Ultratech Stepper, Inc.* (Semiconductors)	24	412
UMB Financial Corp. (Banks)	24	770
Umpqua Holdings Corp. (Banks)	102	897
UniFirst Corp. (Textiles)	18	815
Unisource Energy Corp. (Electric)	36	1,299
Unisys Corp.* (Computers)	36	565
United Bankshares, Inc. (Banks)	48	964
United Fire & Casualty Co. (Insurance)	30	531
United Natural Foods, Inc.* (Food)	42	1,556
United Online, Inc. (Internet)	96	502
United Rentals, Inc.* (Commercial Services)	54	909
United Stationers, Inc. (Distribution/Wholesale)	36	981
Universal American Corp. (Insurance)	30	302
Universal Corp. (Agriculture)	24	861
Universal Display Corp.* (Electrical Components & Equipment)	36	1,726
Universal Electronics, Inc.* (Home Furnishings)	18	295
Universal Forest Products, Inc. (Building Materials)	18	433
Universal Health Realty Income Trust (REIT)	12	403
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	153
Universal Technical Institute, Inc.* (Commercial Services)	24	326
Urstadt Biddle Properties - Class A (REIT)	24	383
US Airways Group, Inc.* (Airlines)	150	825
US Ecology, Inc. (Environmental Control)	30	464
US Gold Corp.* (Mining)	108	433
USA Mobility, Inc. (Telecommunications)	30	396
USEC, Inc.* (Mining)	126	203
USG Corp.* (Building Materials)	72	485
Vail Resorts, Inc. (Entertainment)	36	1,360
Valassis Communications, Inc.* (Commercial Services)	42	787
ValueClick, Inc.* (Internet)	66	1,027
ValueVision Media, Inc. - Class A* (Advertising)	48	113
Vantage Drilling Co.* (Oil & Gas)	192	240
VASCO Data Security International, Inc.* (Internet)	30	153
Vector Group, Ltd. (Agriculture)	66	1,139
Veeco Instruments, Inc.* (Semiconductors)	36	878
Venoco, Inc.* (Oil & Gas)	24	211
Vera Bradley, Inc.* (Retail)	18	649
Verint Systems, Inc.* (Software)	24	631
Viad Corp. (Commercial Services)	24	408
ViaSat, Inc.* (Telecommunications)	36	1,199
Vicor Corp. (Electrical Components & Equipment)	30	263
ViewPoint Financial Group (Savings & Loans)	54	618
VirnetX Holding Corp.* (Internet)	36	540
ViroPharma, Inc.* (Pharmaceuticals)	72	1,301
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	322
Vitamin Shoppe, Inc.* (Retail)	24	899
VIVUS, Inc.* (Pharmaceuticals)	90	726
Vocus, Inc.* (Internet)	18	302

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Volcano Corp.* (Healthcare - Products)	42	$1,244
Volterra Semiconductor Corp.* (Semiconductors)	30	577
Vonage Holdings Corp.* (Telecommunications)	156	406
W&T Offshore, Inc. (Oil & Gas)	36	495
Wabash National Corp.* (Auto Manufacturers)	90	429
Walter Investment Management Corp. (REIT)	24	550
Washington REIT (REIT)	54	1,522
Washington Trust Bancorp, Inc. (Banks)	24	475
Watsco, Inc. (Distribution/Wholesale)	30	1,533
Watts Water Technologies, Inc. - Class A (Electronics)	24	640
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	345
WD-40 Co. (Household Products/Wares)	18	717
Web.com Group, Inc.* (Internet)	30	209
Websense, Inc.* (Internet)	36	623
Webster Financial Corp. (Banks)	54	826
Weis Markets, Inc. (Food)	18	667
WellCare Health Plans, Inc.* (Healthcare - Services)	36	1,367
Werner Enterprises, Inc. (Transportation)	48	1,000
WesBanco, Inc. (Banks)	54	935
West Coast Bancorp* (Banks)	24	336
West Pharmaceutical Services, Inc. (Healthcare - Products)	48	1,781
Westamerica Bancorp (Banks)	30	1,150
Western Alliance Bancorp* (Banks)	72	395
Western Refining, Inc.* (Oil & Gas)	48	598
WGL Holdings, Inc. (Gas)	42	1,641
Winn-Dixie Stores, Inc.* (Food)	54	320
Winthrop Realty Trust (REIT)	42	365
Wintrust Financial Corp. (Banks)	30	774
Wolverine World Wide, Inc. (Apparel)	42	1,396
Woodward, Inc. (Electronics)	54	1,480
World Acceptance Corp.* (Diversified Financial Services)	12	671
World Fuel Services Corp. (Retail)	66	2,155
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	838
Wright Express Corp.* (Commercial Services)	36	1,369
Wright Medical Group, Inc.* (Healthcare - Products)	36	644
Xyratex, Ltd. (Computers)	42	389
Zep, Inc. (Chemicals)	24	360
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	291
Zoll Medical Corp.* (Healthcare - Products)	18	679
Zumiez, Inc.* (Retail)	18	315

TOTAL COMMON STOCKS (Cost $912,106)		829,094

Rights/Warrants (NM)
Magnum Hunter Resources Corp.*(b) (Oil & Gas)	12	—

TOTAL RIGHTS/WARRANTS (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (c)(d)^ (66.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $1,561,000	$1,561,000	$1,561,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,561,000)		1,561,000

TOTAL INVESTMENT SECURITIES (Cost $2,473,106) — 101.3%		2,390,094
Net other assets (liabilities) — (1.3)%		(31,225)

NET ASSETS — 100.0%		$2,358,869

^	All or a portion of this security is designated on the ProFund VP Small-Cap’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(b)	Security issued as part of a corporate action and was fair valued at $0 on September 30, 2011.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $564,000.

(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 12/19/11 (Underlying notional amount at value $512,480)	8	$(51,253)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$247,869	$(13,714)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	779,238	(43,872)
		$(57,586)

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$866	NM
Aerospace/Defense	12,287	0.5%
Agriculture	3,272	0.1%
Airlines	4,637	0.2%
Apparel	12,628	0.5%
Auto Manufacturers	776	NM
Auto Parts & Equipment	7,939	0.3%
Banks	48,172	2.0%
Beverages	1,858	0.1%
Biotechnology	17,407	0.7%
Building Materials	6,942	0.3%
Chemicals	15,991	0.7%
Coal	2,046	0.1%
Commercial Services	54,567	2.3%
Computers	15,912	0.7%
Cosmetics/Personal Care	790	NM
Distribution/Wholesale	9,049	0.4%
Diversified Financial Services	14,001	0.6%
Electric	20,818	0.9%
Electrical Components & Equipment	8,335	0.4%
Electronics	17,574	0.7%
Energy - Alternate Sources	964	NM
Engineering & Construction	5,991	0.3%
Entertainment	7,459	0.3%
Environmental Control	6,894	0.3%
Food	17,542	0.7%
Forest Products & Paper	6,444	0.3%
Gas	11,122	0.5%
Hand/Machine Tools	653	NM
Healthcare - Products	31,675	1.3%
Healthcare - Services	15,526	0.7%
Holding Companies - Diversified	899	NM
Home Builders	2,564	0.1%
Home Furnishings	3,149	0.1%
Household Products/Wares	4,037	0.2%
Insurance	27,555	1.2%
Internet	20,999	0.9%
Investment Companies	6,985	0.3%
Iron/Steel	153	NM
Leisure Time	3,291	0.1%
Lodging	2,177	0.1%
Machinery - Construction & Mining	878	NM
Machinery - Diversified	12,161	0.5%
Media	5,910	0.3%
Metal Fabricate/Hardware	6,179	0.3%
Mining	10,970	0.5%
Miscellaneous Manufacturing	20,247	0.9%
Office Furnishings	3,225	0.1%
Oil & Gas	26,784	1.1%
Oil & Gas Services	12,942	0.6%
Packaging & Containers	538	NM
Pharmaceuticals	24,654	1.1%
Pipelines	1,285	0.1%
Private Equity	562	NM
REIT	72,093	3.1%
Real Estate	655	NM
Retail	52,193	2.2%
Savings & Loans	8,387	0.4%
Semiconductors	28,018	1.2%
Software	36,888	1.6%
Storage/Warehousing	592	NM
Telecommunications	29,955	1.3%
Textiles	1,428	0.1%
Toys/Games/Hobbies	569	NM
Transportation	15,033	0.6%
Trucking & Leasing	2,120	0.1%
Water	2,882	0.1%
Other**	1,529,775	64.9%
Total	$2,358,869	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (97.5%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $325,000	$325,000	$325,000

TOTAL REPURCHASE AGREEMENTS (Cost $325,000)		325,000

TOTAL INVESTMENT SECURITIES (Cost $325,000) — 97.5%		325,000
Net other assets (liabilities) — 2.5%		8,305

NET ASSETS — 100.0%		$333,305

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $83,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 12/19/11 (Underlying notional amount at value $108,410)	2	$(5,034)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$10,713	$(270)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	216,154	(5,362)
		$(5,632)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (67.1%)
Activision Blizzard, Inc. (Software)	10,718	$127,544
Adobe Systems, Inc.* (Software)	4,646	112,294
Akamai Technologies, Inc.* (Internet)	1,748	34,750
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,748	111,977
Altera Corp. (Semiconductors)	3,036	95,725
Amazon.com, Inc.* (Internet)	4,232	915,085
Amgen, Inc. (Biotechnology)	8,648	475,208
Apollo Group, Inc. - Class A* (Commercial Services)	1,288	51,018
Apple Computer, Inc.* (Computers)	8,694	3,313,979
Applied Materials, Inc. (Semiconductors)	12,328	127,595
Autodesk, Inc.* (Software)	2,162	60,060
Automatic Data Processing, Inc. (Commercial Services)	4,600	216,890
Baidu, Inc.ADR* (Internet)	2,530	270,482
Bed Bath & Beyond, Inc.* (Retail)	2,346	134,449
Biogen Idec, Inc.* (Biotechnology)	2,254	209,960
BMC Software, Inc.* (Software)	1,656	63,855
Broadcom Corp. - Class A (Semiconductors)	4,508	150,071
C.H. Robinson Worldwide, Inc. (Transportation)	1,564	107,087
CA, Inc. (Software)	4,738	91,965
Celgene Corp.* (Biotechnology)	4,278	264,894
Cerner Corp.* (Software)	1,564	107,165
Check Point Software Technologies, Ltd.* (Software)	1,932	101,932
Cisco Systems, Inc. (Telecommunications)	51,520	798,045
Citrix Systems, Inc.* (Software)	1,748	95,318
Cognizant Technology Solutions Corp.* (Computers)	2,852	178,820
Comcast Corp. - Class A (Media)	19,596	409,556
Costco Wholesale Corp. (Retail)	4,094	336,199
Ctrip.com International, Ltd.ADR* (Internet)	1,380	44,381
Dell, Inc.* (Computers)	17,112	242,135
DENTSPLY International, Inc. (Healthcare - Products)	1,334	40,940
DIRECTV - Class A* (Media)	6,900	291,525
Dollar Tree, Inc.* (Retail)	1,150	86,376
eBay, Inc.* (Internet)	12,098	356,770
Electronic Arts, Inc.* (Software)	3,082	63,027
Expedia, Inc. (Internet)	2,346	60,410
Expeditors International of Washington, Inc. (Transportation)	1,978	80,208
Express Scripts, Inc.* (Pharmaceuticals)	4,554	168,817
F5 Networks, Inc.* (Internet)	736	52,293
Fastenal Co. (Distribution/Wholesale)	2,760	91,853
First Solar, Inc.* (Energy - Alternate Sources)	828	52,338
Fiserv, Inc.* (Software)	1,334	67,727
Flextronics International, Ltd.* (Electronics)	6,854	38,588
FLIR Systems, Inc. (Electronics)	1,518	38,026
Garmin, Ltd. (Electronics)	1,840	58,457
Gilead Sciences, Inc.* (Biotechnology)	7,222	280,214
Google, Inc. - Class A* (Internet)	2,392	1,230,397
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,426	132,532
Henry Schein, Inc.* (Healthcare - Products)	874	54,197
Illumina, Inc.* (Biotechnology)	1,150	47,058
Infosys Technologies, Ltd.ADR (Computers)	782	39,937
Intel Corp. (Semiconductors)	49,220	1,049,863
Intuit, Inc.* (Software)	2,852	135,299
Intuitive Surgical, Inc.* (Healthcare - Products)	368	134,055
Joy Global, Inc. (Machinery - Construction & Mining)	966	60,259
KLA -Tencor Corp. (Semiconductors)	1,564	59,870
Lam Research Corp.* (Semiconductors)	1,150	43,677
Liberty Media Holding Corp. - Interactive Series A* (Internet)	5,382	79,492
Life Technologies Corp.* (Biotechnology)	1,702	65,408
Linear Technology Corp. (Semiconductors)	2,116	58,507
Marvell Technology Group, Ltd.* (Semiconductors)	5,750	83,548
Mattel, Inc. (Toys/Games/Hobbies)	3,220	83,366
Maxim Integrated Products, Inc. (Semiconductors)	2,760	64,391
Microchip Technology, Inc. (Semiconductors)	1,794	55,811
Micron Technology, Inc.* (Semiconductors)	9,384	47,295
Microsoft Corp. (Software)	78,522	1,954,413
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,002	68,034
NetApp, Inc.* (Computers)	3,496	118,654
Netflix, Inc.* (Internet)	506	57,259
News Corp. - Class A (Media)	17,112	264,723
NII Holdings, Inc. - Class B* (Telecommunications)	1,610	43,390
NVIDIA Corp.* (Semiconductors)	5,658	70,725
O’Reilly Automotive, Inc.* (Retail)	1,288	85,819
Oracle Corp. (Software)	47,380	1,361,701
PACCAR, Inc. (Auto Manufacturers)	3,404	115,123
Paychex, Inc. (Commercial Services)	3,404	89,763
Priceline.com, Inc.* (Internet)	460	206,752
QIAGEN N.V.* (Healthcare - Products)	2,208	30,537
Qualcomm, Inc. (Telecommunications)	15,732	765,047
Research In Motion, Ltd.* (Computers)	4,876	98,983
Ross Stores, Inc. (Retail)	1,104	86,874
SanDisk Corp.* (Computers)	2,254	90,949
Seagate Technology PLC (Computers)	3,910	40,195
Sears Holdings Corp.* (Retail)	1,012	58,210
Sigma-Aldrich Corp. (Chemicals)	1,150	71,059
Sirius XM Radio, Inc.* (Media)	36,984	55,846
Staples, Inc. (Retail)	6,624	88,099
Starbucks Corp. (Retail)	6,992	260,732
Stericycle, Inc.* (Environmental Control)	828	66,836
Symantec Corp.* (Internet)	7,038	114,719
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	6,532	243,121

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Outfitters, Inc.* (Retail)	1,472	$32,855
VeriSign, Inc. (Internet)	1,564	44,746
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,932	86,051
Virgin Media, Inc. (Telecommunications)	2,944	71,686
Vodafone Group PLCADR (Telecommunications)	8,418	215,922
Warner Chilcott PLC - Class A* (Pharmaceuticals)	2,392	34,206
Whole Foods Market, Inc. (Food)	1,656	108,153
Wynn Resorts, Ltd. (Lodging)	1,150	132,342
Xilinx, Inc. (Semiconductors)	2,484	68,161
Yahoo!, Inc.* (Internet)	11,822	155,578
TOTAL COMMON STOCKS (Cost $11,932,270)		22,058,233

	Principal Amount	Value
Repurchase Agreements (a)(b) (45.7%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $15,020,000	$15,020,000	$15,020,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,020,000)		15,020,000

TOTAL INVESTMENT SECURITIES (Cost $26,952,270) — 112.8%		37,078,233
Net other assets (liabilities) — (12.8)%		(4,203,470)

NET ASSETS — 100.0%		$32,874,763

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $1,571,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $1,493,625)	35	$(58,375)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$3,764,166	$(388,819)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	5,584,804	(295,809)
		$(684,628)

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$115,123	0.3%
Beverages	132,532	0.4%
Biotechnology	1,540,770	4.7%
Chemicals	71,059	0.2%
Commercial Services	357,671	1.1%
Computers	4,123,652	12.5%
Distribution/Wholesale	91,853	0.3%
Electronics	135,071	0.4%
Energy - Alternate Sources	52,338	0.2%
Environmental Control	66,836	0.2%
Food	108,153	0.3%
Healthcare - Products	259,729	0.8%
Internet	3,623,114	11.0%
Lodging	132,342	0.4%
Machinery - Construction & Mining	60,259	0.2%
Media	1,021,650	3.1%
Pharmaceuticals	514,178	1.6%
Retail	1,169,613	3.6%
Semiconductors	1,975,239	6.0%
Software	4,342,300	13.2%
Telecommunications	1,894,090	5.8%
Toys/Games/Hobbies	83,366	0.2%
Transportation	187,295	0.6%
Other**	10,816,530	32.9%
Total	$32,874,763	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Miscellaneous Manufacturing)	1,340	$96,199
Abercrombie & Fitch Co. - Class A (Retail)	134	8,249
Accenture PLC - Class A (Computers)	1,340	70,591
ACE, Ltd. (Insurance)	1,340	81,204
Adobe Systems, Inc.* (Software)	938	22,671
Aetna, Inc. (Healthcare - Services)	1,474	53,580
AFLAC, Inc. (Insurance)	670	23,417
Air Products & Chemicals, Inc. (Chemicals)	402	30,701
Airgas, Inc. (Chemicals)	134	8,552
AK Steel Holding Corp. (Iron/Steel)	402	2,629
Alcoa, Inc. (Mining)	4,288	41,036
Allegheny Technologies, Inc. (Iron/Steel)	268	9,913
Allstate Corp. (Insurance)	2,144	50,791
Alpha Natural Resources, Inc.* (Coal)	268	4,741
Altria Group, Inc. (Agriculture)	5,494	147,294
Ameren Corp. (Electric)	938	27,924
American Electric Power, Inc. (Electric)	2,010	76,420
American Express Co. (Diversified Financial Services)	1,876	84,232
American International Group, Inc. (Insurance)	1,742	38,237
AmerisourceBergen Corp. (Pharmaceuticals)	536	19,977
Amgen, Inc. (Biotechnology)	1,742	95,723
Anadarko Petroleum Corp. (Oil & Gas)	1,340	84,487
AON Corp. (Insurance)	1,340	56,253
Apache Corp. (Oil & Gas)	804	64,513
Apartment Investment and Management Co. - Class A (REIT)	268	5,928
Applied Materials, Inc. (Semiconductors)	3,216	33,286
Archer-Daniels-Midland Co. (Agriculture)	2,680	66,491
Assurant, Inc. (Insurance)	402	14,392
AT&T, Inc. (Telecommunications)	13,936	397,455
Automatic Data Processing, Inc. (Commercial Services)	670	31,591
AutoNation, Inc.* (Retail)	134	4,393
Avery Dennison Corp. (Household Products/Wares)	268	6,721
Baker Hughes, Inc. (Oil & Gas Services)	938	43,298
Bank of America Corp. (Banks)	41,004	250,944
Bank of New York Mellon Corp. (Banks)	4,958	92,169
Baxter International, Inc. (Healthcare - Products)	804	45,137
BB&T Corp. (Banks)	2,814	60,023
Becton, Dickinson & Co. (Healthcare - Products)	268	19,650
Bemis Co., Inc. (Packaging & Containers)	402	11,783
Berkshire Hathaway, Inc. - Class B* (Insurance)	7,102	504,526
Best Buy Co., Inc. (Retail)	536	12,489
Big Lots, Inc.* (Retail)	134	4,667
BlackRock, Inc. (Diversified Financial Services)	134	19,833
Boeing Co. (Aerospace/Defense)	1,206	72,975
Boston Properties, Inc. (REIT)	268	23,879
Boston Scientific Corp.* (Healthcare - Products)	6,164	36,429
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,216	100,918
CA, Inc. (Software)	536	10,404
Cabot Oil & Gas Corp. (Oil & Gas)	268	16,592
Campbell Soup Co. (Food)	402	13,013
Capital One Financial Corp. (Banks)	1,876	74,346
Cardinal Health, Inc. (Pharmaceuticals)	1,340	56,119
CareFusion Corp.* (Healthcare - Products)	938	22,465
Carnival Corp. - Class A (Leisure Time)	938	28,421
Caterpillar, Inc. (Machinery - Construction & Mining)	1,206	89,051
CBS Corp. - Class B (Media)	2,680	54,618
CenterPoint Energy, Inc. (Gas)	1,742	34,178
CenturyLink, Inc. (Telecommunications)	1,206	39,943
Cephalon, Inc.* (Pharmaceuticals)	134	10,814
Chesapeake Energy Corp. (Oil & Gas)	1,608	41,084
Chevron Corp. (Oil & Gas)	8,040	743,861
Chubb Corp. (Insurance)	1,206	72,348
Cincinnati Financial Corp. (Insurance)	670	17,641
Cintas Corp. (Textiles)	402	11,312
Cisco Systems, Inc. (Telecommunications)	9,514	147,372
Citigroup, Inc. (Banks)	11,792	302,111
Clorox Co. (Household Products/Wares)	268	17,776
CME Group, Inc. (Diversified Financial Services)	268	66,035
CMS Energy Corp. (Electric)	1,072	21,215
Comerica, Inc. (Banks)	804	18,468
Computer Sciences Corp. (Computers)	670	17,990
Compuware Corp.* (Software)	268	2,053
ConAgra Foods, Inc. (Food)	1,608	38,946
ConocoPhillips (Oil & Gas)	5,494	347,880
Consolidated Edison, Inc. (Electric)	1,206	68,766
Constellation Brands, Inc.* (Beverages)	804	14,472
Constellation Energy Group, Inc. (Electric)	804	30,600
Corning, Inc. (Telecommunications)	2,412	29,812
Costco Wholesale Corp. (Retail)	1,742	143,053
Coventry Health Care, Inc.* (Healthcare - Services)	536	15,442
Covidien PLC (Healthcare - Products)	2,010	88,641
CSX Corp. (Transportation)	1,742	32,523
CVS Caremark Corp. (Retail)	5,494	184,489
D.R. Horton, Inc. (Home Builders)	1,072	9,691
Danaher Corp. (Miscellaneous Manufacturing)	938	39,340
Dean Foods Co.* (Food)	804	7,131
Dell, Inc.* (Computers)	6,298	89,117

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DENTSPLY International, Inc. (Healthcare - Products)	268	$8,225
Devon Energy Corp. (Oil & Gas)	1,072	59,432
Discover Financial Services (Diversified Financial Services)	2,144	49,183
Dominion Resources, Inc. (Electric)	1,340	68,032
Dover Corp. (Miscellaneous Manufacturing)	402	18,733
DTE Energy Co. (Electric)	670	32,843
Duke Energy Corp. (Electric)	5,360	107,146
E*TRADE Financial Corp.* (Diversified Financial Services)	1,072	9,766
E.I. du Pont de Nemours & Co. (Chemicals)	1,608	64,272
Eastman Chemical Co. (Chemicals)	134	9,183
Eaton Corp. (Miscellaneous Manufacturing)	670	23,785
Edison International (Electric)	1,340	51,255
El Paso Corp. (Pipelines)	1,340	23,423
Electronic Arts, Inc.* (Software)	804	16,442
Emerson Electric Co. (Electrical Components & Equipment)	1,340	55,355
Entergy Corp. (Electric)	670	44,414
EOG Resources, Inc. (Oil & Gas)	536	38,061
EQT Corp. (Oil & Gas)	268	14,300
Equifax, Inc. (Commercial Services)	134	4,119
Exelon Corp. (Electric)	2,680	114,195
Expeditors International of Washington, Inc. (Transportation)	402	16,301
Exxon Mobil Corp. (Oil & Gas)	19,698	1,430,666
Federated Investors, Inc. - Class B (Diversified Financial Services)	134	2,349
FedEx Corp. (Transportation)	1,340	90,691
Fidelity National Information Services, Inc. (Software)	938	22,812
Fifth Third Bancorp (Banks)	3,752	37,895
First Horizon National Corp. (Banks)	1,072	6,392
FirstEnergy Corp. (Electric)	1,742	78,233
Fiserv, Inc.* (Software)	268	13,606
Fluor Corp. (Engineering & Construction)	268	12,475
Ford Motor Co.* (Auto Manufacturers)	6,298	60,902
Forest Laboratories, Inc.* (Pharmaceuticals)	402	12,378
Fortune Brands, Inc. (Household Products/Wares)	670	36,234
Franklin Resources, Inc. (Diversified Financial Services)	268	25,632
Frontier Communications Corp. (Telecommunications)	2,144	13,100
GameStop Corp. - Class A* (Retail)	536	12,382
Gannett Co., Inc. (Media)	938	8,939
General Dynamics Corp. (Aerospace/Defense)	670	38,116
General Electric Co. (Miscellaneous Manufacturing)	42,880	653,491
General Mills, Inc. (Food)	938	36,085
Genuine Parts Co. (Distribution/Wholesale)	670	34,036
Genworth Financial, Inc. - Class A* (Insurance)	2,010	11,537
H & R Block, Inc. (Commercial Services)	1,206	16,052
Halliburton Co. (Oil & Gas Services)	1,742	53,166
Harley-Davidson, Inc. (Leisure Time)	536	18,401
Harman International Industries, Inc. (Home Furnishings)	134	3,830
Harris Corp. (Telecommunications)	268	9,158
Hartford Financial Services Group, Inc. (Insurance)	1,742	28,116
HCP, Inc. (REIT)	670	23,490
Health Care REIT, Inc. (REIT)	402	18,814
Heinz (H.J.) Co. (Food)	402	20,293
Helmerich & Payne, Inc. (Oil & Gas)	134	5,440
Hess Corp. (Oil & Gas)	1,206	63,267
Hewlett-Packard Co. (Computers)	3,886	87,241
Home Depot, Inc. (Retail)	6,298	207,015
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,072	47,072
Hormel Foods Corp. (Food)	268	7,241
Host Hotels & Resorts, Inc. (REIT)	1,608	17,592
Hudson City Bancorp, Inc. (Savings & Loans)	938	5,309
Humana, Inc. (Healthcare - Services)	670	48,729
Huntington Bancshares, Inc. (Banks)	2,412	11,578
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	938	39,021
Integrys Energy Group, Inc. (Electric)	268	13,030
Intel Corp. (Semiconductors)	8,844	188,643
International Game Technology (Entertainment)	670	9,735
International Paper Co. (Forest Products & Paper)	1,742	40,502
Invesco, Ltd. (Diversified Financial Services)	938	14,548
Iron Mountain, Inc. (Commercial Services)	402	12,711
ITT Industries, Inc. (Miscellaneous Manufacturing)	402	16,884
J.C. Penney Co., Inc. (Retail)	536	14,354
J.P. Morgan Chase & Co. (Banks)	15,812	476,257
Jabil Circuit, Inc. (Electronics)	670	11,919
Jacobs Engineering Group, Inc.* (Engineering & Construction)	536	17,307
Janus Capital Group, Inc. (Diversified Financial Services)	402	2,412
JM Smucker Co. (Food)	402	29,302
Johnson & Johnson (Healthcare - Products)	4,422	281,726
Johnson Controls, Inc. (Auto Parts & Equipment)	2,680	70,672
Kellogg Co. (Food)	402	21,382
KeyCorp (Banks)	3,082	18,276
Kimberly-Clark Corp. (Household Products/Wares)	670	47,577
Kimco Realty Corp. (REIT)	1,072	16,112
KLA -Tencor Corp. (Semiconductors)	402	15,389
Kohls Corp. (Retail)	402	19,738
Kraft Foods, Inc. (Food)	3,752	125,992
Kroger Co. (Food)	2,412	52,968
L-3 Communications Holdings, Inc. (Aerospace/Defense)	402	24,912
Legg Mason, Inc. (Diversified Financial Services)	536	13,781
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	536	10,607

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	268		$3,629
Leucadia National Corp. (Holding Companies - Diversified)	268		6,078
Lexmark International, Inc. - Class A* (Computers)	268		7,244
Lincoln National Corp. (Insurance)	1,206		18,850
Lockheed Martin Corp. (Aerospace/Defense)	1,072		77,870
Loews Corp. (Insurance)	1,206		41,667
Lorillard, Inc. (Agriculture)	268		29,668
Lowe’s Cos., Inc. (Retail)	5,092		98,479
LSI Logic Corp.* (Semiconductors)	1,340		6,941
M&T Bank Corp. (Banks)	536		37,466
Macy’s, Inc. (Retail)	670		17,634
Marathon Oil Corp. (Oil & Gas)	2,948		63,618
Marathon Petroleum Corp. (Oil & Gas)	1,474		39,886
Marriott International, Inc. - Class A (Lodging)	—	(a)	9
Marsh & McLennan Cos., Inc. (Insurance)	2,144		56,902
Masco Corp. (Building Materials)	1,474		10,495
Mattel, Inc. (Toys/Games/Hobbies)	536		13,877
McCormick & Co., Inc. (Food)	268		12,371
McGraw-Hill Cos., Inc. (Media)	536		21,976
McKesson Corp. (Pharmaceuticals)	938		68,193
MeadWestvaco Corp. (Forest Products & Paper)	670		16,455
Medtronic, Inc. (Healthcare - Products)	1,474		48,996
MEMC Electronic Materials, Inc.* (Semiconductors)	938		4,915
Merck & Co., Inc. (Pharmaceuticals)	4,422		144,644
MetLife, Inc. (Insurance)	4,288		120,107
Molex, Inc. (Electrical Components & Equipment)	402		8,189
Molson Coors Brewing Co. - Class B (Beverages)	670		26,539
Monsanto Co. (Chemicals)	938		56,318
Monster Worldwide, Inc.* (Commercial Services)	268		1,924
Moody’s Corp. (Commercial Services)	402		12,241
Morgan Stanley Dean Witter & Co. (Banks)	6,030		81,405
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,072		40,500
Motorola Solutions, Inc. (Telecommunications)	1,206		50,531
Murphy Oil Corp. (Oil & Gas)	402		17,752
Nabors Industries, Ltd.* (Oil & Gas)	1,206		14,786
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	536		12,403
Newell Rubbermaid, Inc. (Housewares)	1,206		14,315
News Corp. - Class A (Media)	3,886		60,116
NextEra Energy, Inc. (Electric)	1,742		94,103
Nicor, Inc. (Gas)	134		7,371
NiSource, Inc. (Gas)	1,072		22,919
Noble Corp. (Oil & Gas)	268		7,866
Noble Energy, Inc. (Oil & Gas)	402		28,462
Norfolk Southern Corp. (Transportation)	804		49,060
Northeast Utilities System (Electric)	670		22,546
Northern Trust Corp. (Banks)	670		23,437
Northrop Grumman Corp. (Aerospace/Defense)	1,072		55,916
Novellus Systems, Inc.* (Semiconductors)	134		3,653
NRG Energy, Inc.* (Electric)	938		19,895
Nucor Corp. (Iron/Steel)	1,340		42,398
NVIDIA Corp.* (Semiconductors)	1,072		13,400
NYSE Euronext (Diversified Financial Services)	1,072		24,913
Occidental Petroleum Corp. (Oil & Gas)	1,608		114,972
Omnicom Group, Inc. (Advertising)	402		14,810
ONEOK, Inc. (Pipelines)	402		26,548
Owens-Illinois, Inc.* (Packaging & Containers)	670		10,130
PACCAR, Inc. (Auto Manufacturers)	804		27,191
Parker Hannifin Corp. (Miscellaneous Manufacturing)	268		16,919
Paychex, Inc. (Commercial Services)	536		14,134
People’s United Financial, Inc. (Savings & Loans)	1,474		16,804
Pepco Holdings, Inc. (Electric)	938		17,747
PerkinElmer, Inc. (Electronics)	268		5,148
Pfizer, Inc. (Pharmaceuticals)	31,490		556,743
PG&E Corp. (Electric)	1,608		68,034
Pinnacle West Capital Corp. (Electric)	402		17,262
Pitney Bowes, Inc. (Office/Business Equipment)	804		15,115
Plum Creek Timber Co., Inc. (Forest Products & Paper)	402		13,953
PNC Financial Services Group (Banks)	2,144		103,319
PPG Industries, Inc. (Chemicals)	268		18,937
PPL Corp. (Electric)	2,278		65,014
Principal Financial Group, Inc. (Insurance)	1,206		27,340
Procter & Gamble Co. (Cosmetics/Personal Care)	5,762		364,043
Progress Energy, Inc. (Electric)	1,206		62,374
Progressive Corp. (Insurance)	2,546		45,217
Prologis, Inc. (REIT)	1,206		29,246
Prudential Financial, Inc. (Insurance)	2,010		94,189
Public Service Enterprise Group, Inc. (Electric)	2,010		67,074
Public Storage, Inc. (REIT)	268		29,842
Pulte Group, Inc.* (Home Builders)	1,340		5,293
QEP Resources, Inc. (Oil & Gas)	670		18,137
Quanta Services, Inc.* (Commercial Services)	804		15,107
Quest Diagnostics, Inc. (Healthcare - Services)	268		13,228
R.R. Donnelley & Sons Co. (Commercial Services)	804		11,352
Range Resources Corp. (Oil & Gas)	268		15,667
Raytheon Co. (Aerospace/Defense)	804		32,859
Regions Financial Corp. (Banks)	5,092		16,956
Republic Services, Inc. (Environmental Control)	536		15,040
Reynolds American, Inc. (Agriculture)	670		25,112

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Robert Half International, Inc. (Commercial Services)	268	$5,687
Rowan Cos., Inc.* (Oil & Gas)	536	16,182
Ryder System, Inc. (Transportation)	268	10,053
Safeway, Inc. (Food)	1,474	24,513
SAIC, Inc.* (Commercial Services)	536	6,330
Sara Lee Corp. (Food)	1,072	17,527
SCANA Corp. (Electric)	402	16,261
Sealed Air Corp. (Packaging & Containers)	670	11,189
Sears Holdings Corp.* (Retail)	134	7,708
Sempra Energy (Gas)	938	48,307
Sherwin-Williams Co. (Chemicals)	134	9,959
SLM Corp. (Diversified Financial Services)	2,144	26,693
Snap-on, Inc. (Hand/Machine Tools)	134	5,950
Southern Co. (Electric)	2,144	90,841
Southwest Airlines Co. (Airlines)	1,608	12,928
Spectra Energy Corp. (Pipelines)	1,340	32,870
Sprint Nextel Corp.* (Telecommunications)	12,060	36,662
Stanley Black & Decker, Inc. (Hand/Machine Tools)	402	19,738
Staples, Inc. (Retail)	1,474	19,604
State Street Corp. (Banks)	2,010	64,642
Sunoco, Inc. (Oil & Gas)	536	16,621
SunTrust Banks, Inc. (Banks)	2,144	38,485
SuperValu, Inc. (Food)	804	5,355
Sysco Corp. (Food)	2,412	62,471
Target Corp. (Retail)	1,206	59,142
TECO Energy, Inc. (Electric)	938	16,068
Tellabs, Inc. (Telecommunications)	1,474	6,323
Teradyne, Inc.* (Semiconductors)	268	2,951
Tesoro Petroleum Corp.* (Oil & Gas)	536	10,436
Textron, Inc. (Miscellaneous Manufacturing)	1,072	18,910
The AES Corp.* (Electric)	2,680	26,157
The Charles Schwab Corp. (Diversified Financial Services)	2,412	27,183
The Dow Chemical Co. (Chemicals)	4,824	108,347
The Gap, Inc. (Retail)	670	10,881
The Goldman Sachs Group, Inc. (Banks)	2,010	190,046
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	938	9,464
The Hershey Co. (Food)	268	15,876
The Travelers Cos., Inc. (Insurance)	1,742	84,888
The Williams Cos., Inc. (Pipelines)	2,412	58,708
Thermo Fisher Scientific, Inc.* (Electronics)	670	33,929
Time Warner Cable, Inc. (Media)	402	25,193
Time Warner, Inc. (Media)	4,154	124,495
Titanium Metals Corp. (Mining)	134	2,007
Torchmark Corp. (Insurance)	402	14,014
Total System Services, Inc. (Commercial Services)	402	6,806
Tyco International, Ltd. (Miscellaneous Manufacturing)	938	38,224
Tyson Foods, Inc. - Class A (Food)	1,206	20,936
U.S. Bancorp (Banks)	7,772	182,953
Union Pacific Corp. (Transportation)	804	65,663
United Parcel Service, Inc. - Class B (Transportation)	1,876	118,469
United States Steel Corp. (Iron/Steel)	402	8,848
United Technologies Corp. (Aerospace/Defense)	1,340	94,282
UnitedHealth Group, Inc. (Healthcare - Services)	4,288	197,763
UnumProvident Corp. (Insurance)	1,206	25,278
V.F. Corp. (Apparel)	134	16,284
Valero Energy Corp. (Oil & Gas)	2,278	40,503
VeriSign, Inc. (Internet)	268	7,667
Verizon Communications, Inc. (Telecommunications)	6,834	251,491
Vornado Realty Trust (REIT)	402	29,997
Vulcan Materials Co. (Mining)	536	14,772
Wal-Mart Stores, Inc. (Retail)	7,102	368,594
Walgreen Co. (Retail)	3,618	118,996
Walt Disney Co. (Media)	3,484	105,077
Waste Management, Inc. (Environmental Control)	1,206	39,267
WellPoint, Inc. (Healthcare - Services)	1,474	96,223
Wells Fargo & Co. (Banks)	10,854	261,799
Weyerhaeuser Co. (REIT)	2,144	33,339
Whirlpool Corp. (Home Furnishings)	268	13,376
Windstream Corp. (Telecommunications)	804	9,375
Wisconsin Energy Corp. (Electric)	536	16,771
Xcel Energy, Inc. (Electric)	2,010	49,627
Xerox Corp. (Office/Business Equipment)	5,628	39,227
XL Group PLC (Insurance)	1,340	25,192
Yahoo!, Inc.* (Internet)	2,680	35,269
Zimmer Holdings, Inc.* (Healthcare - Products)	268	14,338
Zions Bancorp (Banks)	804	11,312

TOTAL COMMON STOCKS (Cost $15,922,098)		19,492,517

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	5

TOTAL RIGHTS/WARRANTS (Cost $14)		5

	Principal Amount	Value
Repurchase Agreements (b) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $107,000	$107,000	$107,000

TOTAL REPURCHASE AGREEMENTS (Cost $107,000)		107,000

TOTAL INVESTMENT SECURITIES (Cost $16,029,112) — 101.0%		19,599,522
Net other assets (liabilities) — (1.0)%		(188,169)

NET ASSETS — 100.0%		$19,411,353

*	Non-income producing security
(a)	Number of shares is less than 0.50.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$14,810	0.1%
Aerospace/Defense	396,930	2.0%
Agriculture	268,565	1.4%
Airlines	12,928	0.1%
Apparel	16,284	0.1%
Auto Manufacturers	88,093	0.4%
Auto Parts & Equipment	80,136	0.4%
Banks	2,360,279	12.2%
Beverages	41,011	0.2%
Biotechnology	95,723	0.5%
Building Materials	10,495	0.1%
Chemicals	306,269	1.6%
Coal	4,741	NM
Commercial Services	138,054	0.7%
Computers	272,183	1.4%
Cosmetics/Personal Care	364,043	1.9%
Distribution/Wholesale	34,036	0.2%
Diversified Financial Services	378,963	1.9%
Electric	1,383,847	7.1%
Electrical Components & Equipment	63,544	0.3%
Electronics	50,996	0.3%
Engineering & Construction	29,782	0.1%
Entertainment	9,735	0.1%
Environmental Control	54,307	0.3%
Food	511,402	2.6%
Forest Products & Paper	70,910	0.4%
Gas	112,775	0.6%
Hand/Machine Tools	25,688	0.1%
Healthcare - Products	565,607	2.9%
Healthcare - Services	424,965	2.2%
Holding Companies - Diversified	6,078	NM
Home Builders	18,613	0.1%
Home Furnishings	17,206	0.1%
Household Products/Wares	108,308	0.5%
Housewares	14,315	0.1%
Insurance	1,452,111	7.5%
Internet	42,936	0.2%
Iron/Steel	63,788	0.3%
Leisure Time	46,822	0.2%
Lodging	9	NM
Machinery - Construction & Mining	89,051	0.5%
Media	400,414	2.1%
Mining	57,815	0.3%
Miscellaneous Manufacturing	1,019,185	5.2%
Office/Business Equipment	54,342	0.3%
Oil & Gas	3,314,471	17.1%
Oil & Gas Services	96,464	0.5%
Packaging & Containers	33,102	0.2%
Pharmaceuticals	969,786	5.0%
Pipelines	141,549	0.7%
REIT	228,239	1.2%
Retail	1,311,867	6.8%
Savings & Loans	22,113	0.1%
Semiconductors	269,178	1.4%
Software	87,988	0.4%
Telecommunications	1,031,722	5.2%
Textiles	11,312	0.1%
Toys/Games/Hobbies	13,877	0.1%
Transportation	382,760	2.0%
Other**	(81,169)	(0.4)%
Total	$19,411,353	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	1,608	$115,438
Abbott Laboratories (Pharmaceuticals)	6,164	315,227
Abercrombie & Fitch Co. - Class A (Retail)	134	8,249
Accenture PLC - Class A (Computers)	1,340	70,591
Adobe Systems, Inc.* (Software)	1,072	25,910
Advanced Micro Devices, Inc.* (Semiconductors)	2,278	11,572
AFLAC, Inc. (Insurance)	1,072	37,466
Agilent Technologies, Inc.* (Electronics)	1,340	41,875
Air Products & Chemicals, Inc. (Chemicals)	402	30,701
Airgas, Inc. (Chemicals)	134	8,552
Akamai Technologies, Inc.* (Internet)	670	13,320
Allegheny Technologies, Inc. (Iron/Steel)	134	4,957
Allergan, Inc. (Pharmaceuticals)	1,206	99,350
Alpha Natural Resources, Inc.* (Coal)	670	11,852
Altera Corp. (Semiconductors)	1,340	42,250
Altria Group, Inc. (Agriculture)	2,814	75,443
Amazon.com, Inc.* (Internet)	1,474	318,723
American Express Co. (Diversified Financial Services)	2,278	102,282
American Tower Corp.* (Telecommunications)	1,608	86,510
Ameriprise Financial, Inc. (Diversified Financial Services)	938	36,920
AmerisourceBergen Corp. (Pharmaceuticals)	536	19,977
Amgen, Inc. (Biotechnology)	2,010	110,450
Amphenol Corp. - Class A (Electronics)	670	27,316
Anadarko Petroleum Corp. (Oil & Gas)	670	42,244
Analog Devices, Inc. (Semiconductors)	1,206	37,688
Apache Corp. (Oil & Gas)	804	64,513
Apartment Investment and Management Co. - Class A (REIT)	268	5,928
Apollo Group, Inc. - Class A* (Commercial Services)	536	21,231
Apple Computer, Inc.* (Computers)	3,618	1,379,109
Applied Materials, Inc. (Semiconductors)	2,010	20,804
AT&T, Inc. (Telecommunications)	9,916	282,804
Autodesk, Inc.* (Software)	938	26,058
Automatic Data Processing, Inc. (Commercial Services)	1,206	56,863
AutoZone, Inc.* (Retail)	134	42,771
Avalonbay Communities, Inc. (REIT)	402	45,848
Avery Dennison Corp. (Household Products/Wares)	134	3,361
Avon Products, Inc. (Cosmetics/Personal Care)	1,742	34,143
Baker Hughes, Inc. (Oil & Gas Services)	804	37,113
Ball Corp. (Packaging & Containers)	670	20,783
Bard (C.R.), Inc. (Healthcare - Products)	402	35,191
Baxter International, Inc. (Healthcare - Products)	1,474	82,750
Becton, Dickinson & Co. (Healthcare - Products)	536	39,300
Bed Bath & Beyond, Inc.* (Retail)	938	53,757
Best Buy Co., Inc. (Retail)	670	15,611
Big Lots, Inc.* (Retail)	134	4,667
Biogen Idec, Inc.* (Biotechnology)	938	87,375
BlackRock, Inc. (Diversified Financial Services)	268	39,667
BMC Software, Inc.* (Software)	670	25,835
Boeing Co. (Aerospace/Defense)	1,742	105,408
Boston Properties, Inc. (REIT)	268	23,879
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,618	113,533
Broadcom Corp. - Class A (Semiconductors)	1,876	62,452
Brown-Forman Corp. (Beverages)	402	28,196
C.H. Robinson Worldwide, Inc. (Transportation)	670	45,875
CA, Inc. (Software)	938	18,207
Cablevision Systems Corp. - Class A (Media)	938	14,755
Cabot Oil & Gas Corp. (Oil & Gas)	134	8,296
Cameron International Corp.* (Oil & Gas Services)	938	38,965
Campbell Soup Co. (Food)	402	13,013
Carmax, Inc.* (Retail)	938	22,371
Carnival Corp. - Class A (Leisure Time)	938	28,421
Caterpillar, Inc. (Machinery - Construction & Mining)	1,340	98,946
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,340	18,036
Celgene Corp.* (Biotechnology)	1,876	116,162
CenturyLink, Inc. (Telecommunications)	1,206	39,943
Cephalon, Inc.* (Pharmaceuticals)	134	10,814
Cerner Corp.* (Software)	536	36,727
CF Industries Holdings, Inc. (Chemicals)	268	33,069
Chesapeake Energy Corp. (Oil & Gas)	938	23,966
Chipotle Mexican Grill, Inc.* (Retail)	134	40,595
CIGNA Corp. (Healthcare - Services)	1,072	44,960
Cisco Systems, Inc. (Telecommunications)	12,462	193,036
Citrix Systems, Inc.* (Software)	804	43,842
Cliffs Natural Resources, Inc. (Iron/Steel)	536	27,427
Clorox Co. (Household Products/Wares)	268	17,776
Coach, Inc. (Apparel)	1,206	62,507
Coca-Cola Co. (Beverages)	9,112	615,607
Coca-Cola Enterprises, Inc. (Beverages)	1,206	30,005
Cognizant Technology Solutions Corp.* (Computers)	1,206	75,616
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,876	166,364
Comcast Corp. - Class A (Media)	10,854	226,849
Compuware Corp.* (Software)	536	4,106
CONSOL Energy, Inc. (Coal)	938	31,826
Corning, Inc. (Telecommunications)	3,886	48,031

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CSX Corp. (Transportation)	2,546	$47,534
Cummins, Inc. (Machinery - Diversified)	804	65,655
Danaher Corp. (Miscellaneous Manufacturing)	1,340	56,200
Darden Restaurants, Inc. (Retail)	536	22,914
DaVita, Inc.* (Healthcare - Services)	402	25,193
Deere & Co. (Machinery - Diversified)	1,608	103,829
Denbury Resources, Inc.* (Oil & Gas)	1,608	18,492
DENTSPLY International, Inc. (Healthcare - Products)	402	12,337
Devon Energy Corp. (Oil & Gas)	670	37,145
DeVry, Inc. (Commercial Services)	268	9,905
Diamond Offshore Drilling, Inc. (Oil & Gas)	268	14,670
DIRECTV - Class A* (Media)	2,948	124,553
Discovery Communications, Inc. - Class A* (Media)	1,072	40,329
Dominion Resources, Inc. (Electric)	938	47,622
Dover Corp. (Miscellaneous Manufacturing)	402	18,733
Dr. Pepper Snapple Group, Inc. (Beverages)	804	31,179
Dun & Bradstreet Corp. (Software)	134	8,209
E.I. du Pont de Nemours & Co. (Chemicals)	2,144	85,696
Eastman Chemical Co. (Chemicals)	134	9,183
Eaton Corp. (Miscellaneous Manufacturing)	670	23,785
eBay, Inc.* (Internet)	4,556	134,356
Ecolab, Inc. (Chemicals)	938	45,859
Edwards Lifesciences Corp.* (Healthcare - Products)	402	28,655
El Paso Corp. (Pipelines)	1,742	30,450
Electronic Arts, Inc.* (Software)	536	10,961
Eli Lilly & Co. (Pharmaceuticals)	4,020	148,619
EMC Corp.* (Computers)	8,174	171,572
Emerson Electric Co. (Electrical Components & Equipment)	1,608	66,426
EOG Resources, Inc. (Oil & Gas)	536	38,061
EQT Corp. (Oil & Gas)	268	14,300
Equifax, Inc. (Commercial Services)	268	8,238
Equity Residential (REIT)	1,206	62,555
Expedia, Inc. (Internet)	804	20,703
Expeditors International of Washington, Inc. (Transportation)	536	21,735
Express Scripts, Inc.* (Pharmaceuticals)	1,876	69,543
F5 Networks, Inc.* (Internet)	268	19,041
Family Dollar Stores, Inc. (Retail)	536	27,261
Fastenal Co. (Distribution/Wholesale)	1,206	40,136
Federated Investors, Inc. - Class B (Diversified Financial Services)	268	4,698
First Solar, Inc.* (Energy - Alternate Sources)	268	16,940
Fiserv, Inc.* (Software)	268	13,606
FLIR Systems, Inc. (Electronics)	670	16,784
Flowserve Corp. (Machinery - Diversified)	268	19,832
Fluor Corp. (Engineering & Construction)	402	18,713
FMC Corp. (Chemicals)	268	18,535
FMC Technologies, Inc.* (Oil & Gas Services)	938	35,269
Ford Motor Co.* (Auto Manufacturers)	8,844	85,522
Forest Laboratories, Inc.* (Pharmaceuticals)	670	20,629
Franklin Resources, Inc. (Diversified Financial Services)	402	38,447
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,752	114,248
Frontier Communications Corp. (Telecommunications)	1,876	11,462
General Dynamics Corp. (Aerospace/Defense)	804	45,740
General Mills, Inc. (Food)	1,608	61,860
Gilead Sciences, Inc.* (Biotechnology)	3,082	119,582
Goodrich Corp. (Aerospace/Defense)	536	64,684
Google, Inc. - Class A* (Internet)	938	482,488
Halliburton Co. (Oil & Gas Services)	1,876	57,256
Harley-Davidson, Inc. (Leisure Time)	402	13,801
Harman International Industries, Inc. (Home Furnishings)	134	3,830
Harris Corp. (Telecommunications)	268	9,158
Hasbro, Inc. (Toys/Games/Hobbies)	536	17,479
HCP, Inc. (REIT)	938	32,886
Health Care REIT, Inc. (REIT)	268	12,542
Heinz (H.J.) Co. (Food)	804	40,586
Helmerich & Payne, Inc. (Oil & Gas)	268	10,881
Hewlett-Packard Co. (Computers)	4,422	99,274
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,010	88,259
Hormel Foods Corp. (Food)	402	10,862
Hospira, Inc.* (Healthcare - Products)	670	24,790
Host Hotels & Resorts, Inc. (REIT)	1,206	13,194
Hudson City Bancorp, Inc. (Savings & Loans)	1,206	6,826
Huntington Bancshares, Inc. (Banks)	1,072	5,146
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,072	44,595
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,340	37,641
Intel Corp. (Semiconductors)	12,060	257,240
IntercontinentalExchange, Inc.* (Diversified Financial Services)	268	31,694
International Business Machines Corp. (Computers)	4,690	820,891
International Flavors & Fragrances, Inc. (Chemicals)	268	15,067
International Game Technology (Entertainment)	536	7,788
Interpublic Group of Cos., Inc. (Advertising)	1,876	13,507
Intuit, Inc.* (Software)	1,206	57,213
Intuitive Surgical, Inc.* (Healthcare - Products)	134	48,814
Invesco, Ltd. (Diversified Financial Services)	804	12,470
Iron Mountain, Inc. (Commercial Services)	402	12,711
ITT Industries, Inc. (Miscellaneous Manufacturing)	402	16,884
Janus Capital Group, Inc. (Diversified Financial Services)	402	2,412

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	938	$9,352
Johnson & Johnson (Healthcare - Products)	6,566	418,320
Joy Global, Inc. (Machinery - Construction & Mining)	402	25,077
Juniper Networks, Inc.* (Telecommunications)	2,144	37,005
Kellogg Co. (Food)	670	35,637
KeyCorp (Banks)	804	4,768
Kimberly-Clark Corp. (Household Products/Wares)	938	66,607
Kimco Realty Corp. (REIT)	536	8,056
KLA -Tencor Corp. (Semiconductors)	268	10,259
Kohls Corp. (Retail)	670	32,897
Kraft Foods, Inc. (Food)	3,350	112,493
Laboratory Corp. of America Holdings* (Healthcare - Services)	402	31,778
Lennar Corp. - Class A (Home Builders)	268	3,629
Leucadia National Corp. (Holding Companies - Diversified)	536	12,156
Life Technologies Corp.* (Biotechnology)	670	25,748
Limited, Inc. (Retail)	938	36,122
Linear Technology Corp. (Semiconductors)	938	25,936
Lorillard, Inc. (Agriculture)	268	29,668
LSI Logic Corp.* (Semiconductors)	938	4,859
Macy’s, Inc. (Retail)	1,072	28,215
Marriott International, Inc. - Class A (Lodging)	1,072	29,210
MasterCard, Inc. - Class A (Commercial Services)	402	127,498
Mattel, Inc. (Toys/Games/Hobbies)	804	20,816
McCormick & Co., Inc. (Food)	268	12,371
McDonald’s Corp. (Retail)	4,020	353,036
McGraw-Hill Cos., Inc. (Media)	670	27,470
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	804	55,339
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,474	69,116
Medtronic, Inc. (Healthcare - Products)	2,680	89,083
Merck & Co., Inc. (Pharmaceuticals)	7,906	258,605
MetroPCS Communications, Inc.* (Telecommunications)	1,206	10,504
Microchip Technology, Inc. (Semiconductors)	804	25,012
Micron Technology, Inc.* (Semiconductors)	4,020	20,261
Microsoft Corp. (Software)	29,480	733,757
Molex, Inc. (Electrical Components & Equipment)	134	2,730
Monsanto Co. (Chemicals)	1,206	72,408
Monster Worldwide, Inc.* (Commercial Services)	268	1,924
Moody’s Corp. (Commercial Services)	402	12,241
Murphy Oil Corp. (Oil & Gas)	402	17,752
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,742	29,614
National Oilwell Varco, Inc. (Oil & Gas Services)	1,742	89,225
NetApp, Inc.* (Computers)	1,474	50,028
Netflix, Inc.* (Internet)	268	30,327
Newfield Exploration Co.* (Oil & Gas)	536	21,274
Newmont Mining Corp. (Mining)	2,010	126,429
News Corp. - Class A (Media)	5,226	80,846
NIKE, Inc. - Class B (Apparel)	1,474	126,042
Noble Corp. (Oil & Gas)	804	23,597
Noble Energy, Inc. (Oil & Gas)	268	18,974
Nordstrom, Inc. (Retail)	670	30,606
Norfolk Southern Corp. (Transportation)	536	32,707
Northern Trust Corp. (Banks)	268	9,375
Novellus Systems, Inc.* (Semiconductors)	134	3,653
NVIDIA Corp.* (Semiconductors)	1,340	16,750
O’Reilly Automotive, Inc.* (Retail)	536	35,714
Occidental Petroleum Corp. (Oil & Gas)	1,608	114,972
Omnicom Group, Inc. (Advertising)	670	24,683
Oracle Corp. (Software)	15,678	450,586
PACCAR, Inc. (Auto Manufacturers)	670	22,659
Pall Corp. (Miscellaneous Manufacturing)	402	17,045
Parker Hannifin Corp. (Miscellaneous Manufacturing)	402	25,378
Patterson Cos., Inc. (Healthcare - Products)	402	11,509
Paychex, Inc. (Commercial Services)	670	17,668
Peabody Energy Corp. (Coal)	1,072	36,319
PepsiCo, Inc. (Beverages)	6,298	389,846
PerkinElmer, Inc. (Electronics)	268	5,148
Philip Morris International, Inc. (Agriculture)	6,968	434,664
Pioneer Natural Resources Co. (Oil & Gas)	402	26,440
Plum Creek Timber Co., Inc. (Forest Products & Paper)	268	9,302
PPG Industries, Inc. (Chemicals)	402	28,405
Praxair, Inc. (Chemicals)	1,206	112,737
Precision Castparts Corp. (Metal Fabricate/Hardware)	536	83,327
Priceline.com, Inc.* (Internet)	134	60,228
Procter & Gamble Co. (Cosmetics/Personal Care)	5,226	330,179
Prologis, Inc. (REIT)	670	16,248
Public Storage, Inc. (REIT)	402	44,763
Qualcomm, Inc. (Telecommunications)	6,700	325,821
Quest Diagnostics, Inc. (Healthcare - Services)	268	13,228
Ralph Lauren Corp. (Apparel)	268	34,760
Range Resources Corp. (Oil & Gas)	268	15,667
Raytheon Co. (Aerospace/Defense)	670	27,383
Red Hat, Inc.* (Software)	804	33,977
Republic Services, Inc. (Environmental Control)	670	18,800
Reynolds American, Inc. (Agriculture)	670	25,112
Robert Half International, Inc. (Commercial Services)	268	5,687

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rockwell Automation, Inc. (Machinery - Diversified)	536	$30,016
Rockwell Collins, Inc. (Aerospace/Defense)	670	35,349
Roper Industries, Inc. (Machinery - Diversified)	402	27,702
Ross Stores, Inc. (Retail)	402	31,633
SAIC, Inc.* (Commercial Services)	536	6,330
Salesforce.com, Inc.* (Software)	536	61,254
SanDisk Corp.* (Computers)	938	37,848
Sara Lee Corp. (Food)	1,206	19,718
Schlumberger, Ltd. (Oil & Gas Services)	5,360	320,153
Scripps Networks Interactive - Class A (Media)	402	14,942
Sherwin-Williams Co. (Chemicals)	134	9,959
Sigma-Aldrich Corp. (Chemicals)	536	33,119
Simon Property Group, Inc. (REIT)	1,206	132,636
Snap-on, Inc. (Hand/Machine Tools)	134	5,950
Southern Co. (Electric)	1,340	56,776
Southwest Airlines Co. (Airlines)	1,608	12,928
Southwestern Energy Co.* (Oil & Gas)	1,340	44,662
Spectra Energy Corp. (Pipelines)	1,340	32,870
St. Jude Medical, Inc. (Healthcare - Products)	1,340	48,495
Stanley Black & Decker, Inc. (Hand/Machine Tools)	268	13,159
Staples, Inc. (Retail)	1,340	17,822
Starbucks Corp. (Retail)	2,948	109,931
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	804	31,211
Stericycle, Inc.* (Environmental Control)	402	32,449
Stryker Corp. (Healthcare - Products)	1,340	63,154
Symantec Corp.* (Internet)	2,948	48,052
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,072	51,209
Target Corp. (Retail)	1,474	72,285
Tenet Healthcare Corp.* (Healthcare - Services)	1,876	7,748
Teradata Corp.* (Computers)	670	35,865
Teradyne, Inc.* (Semiconductors)	402	4,426
Texas Instruments, Inc. (Semiconductors)	4,556	121,417
The Charles Schwab Corp. (Diversified Financial Services)	1,876	21,143
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	402	35,312
The Gap, Inc. (Retail)	804	13,057
The Hershey Co. (Food)	402	23,814
The Mosaic Co. (Chemicals)	1,072	52,496
Thermo Fisher Scientific, Inc.* (Electronics)	938	47,500
Tiffany & Co. (Retail)	536	32,600
Time Warner Cable, Inc. (Media)	804	50,387
Titanium Metals Corp. (Mining)	134	2,007
TJX Cos., Inc. (Retail)	1,474	81,763
Total System Services, Inc. (Commercial Services)	268	4,537
Tyco International, Ltd. (Miscellaneous Manufacturing)	804	32,763
Union Pacific Corp. (Transportation)	1,206	98,494
United Parcel Service, Inc. - Class B (Transportation)	2,010	126,932
United States Steel Corp. (Iron/Steel)	134	2,949
United Technologies Corp. (Aerospace/Defense)	2,278	160,280
Urban Outfitters, Inc.* (Retail)	536	11,964
V.F. Corp. (Apparel)	134	16,284
Varian Medical Systems, Inc.* (Healthcare - Products)	402	20,968
Ventas, Inc. (REIT)	1,206	59,576
VeriSign, Inc. (Internet)	402	11,501
Verizon Communications, Inc. (Telecommunications)	4,422	162,730
Viacom, Inc. - Class B (Media)	2,278	88,250
Visa, Inc. - Class A (Commercial Services)	2,010	172,297
Vornado Realty Trust (REIT)	402	29,997
W.W. Grainger, Inc. (Distribution/Wholesale)	268	40,077
Walt Disney Co. (Media)	4,020	121,243
Waste Management, Inc. (Environmental Control)	670	21,815
Waters Corp.* (Electronics)	402	30,347
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	536	36,582
Wells Fargo & Co. (Banks)	10,184	245,638
Western Digital Corp.* (Computers)	938	24,125
Western Union Co. (Commercial Services)	2,546	38,928
Whole Foods Market, Inc. (Food)	670	43,758
Windstream Corp. (Telecommunications)	1,206	14,062
Wisconsin Energy Corp. (Electric)	402	12,579
Wyndham Worldwide Corp. (Lodging)	670	19,102
Wynn Resorts, Ltd. (Lodging)	268	30,841
Xilinx, Inc. (Semiconductors)	1,072	29,416
Yahoo!, Inc.* (Internet)	2,412	31,742
YUM! Brands, Inc. (Retail)	1,876	92,656
Zimmer Holdings, Inc.* (Healthcare - Products)	536	28,676

TOTAL COMMON STOCKS (Cost $14,756,149)		21,603,969

	Principal Amount	Value
Repurchase Agreements (a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $122,000	$122,000	$122,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000

TOTAL INVESTMENT SECURITIES (Cost $14,878,149) — 100.7%		21,725,969
Net other assets (liabilities) — (0.7)%		(146,367)

NET ASSETS — 100.0%		$21,579,602

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$38,190	0.2%
Aerospace/Defense	438,844	2.0%
Agriculture	564,887	2.6%
Airlines	12,928	0.1%
Apparel	239,593	1.1%
Auto Manufacturers	108,181	0.5%
Banks	264,927	1.2%
Beverages	1,094,833	5.1%
Biotechnology	459,317	2.1%
Chemicals	555,786	2.6%
Coal	79,997	0.4%
Commercial Services	496,058	2.3%
Computers	2,764,919	12.8%
Cosmetics/Personal Care	565,998	2.6%
Distribution/Wholesale	80,213	0.4%
Diversified Financial Services	340,942	1.6%
Electric	116,977	0.5%
Electrical Components & Equipment	69,156	0.3%
Electronics	168,970	0.8%
Energy - Alternate Sources	16,940	0.1%
Engineering & Construction	18,713	0.1%
Entertainment	7,788	NM
Environmental Control	73,064	0.3%
Food	374,112	1.7%
Forest Products & Paper	9,302	NM
Hand/Machine Tools	19,109	0.1%
Healthcare - Products	952,042	4.4%
Healthcare - Services	122,907	0.6%
Holding Companies - Diversified	12,156	0.1%
Home Builders	3,629	NM
Home Furnishings	3,830	NM
Household Products/Wares	87,744	0.4%
Insurance	37,466	0.2%
Internet	1,170,481	5.4%
Iron/Steel	35,333	0.2%
Leisure Time	42,222	0.2%
Lodging	110,364	0.5%
Machinery - Construction & Mining	124,023	0.6%
Machinery - Diversified	247,034	1.1%
Media	789,624	3.7%
Metal Fabricate/Hardware	83,327	0.4%
Mining	242,684	1.1%
Miscellaneous Manufacturing	476,721	2.2%
Oil & Gas	555,906	2.6%
Oil & Gas Services	577,981	2.7%
Packaging & Containers	20,783	0.1%
Pharmaceuticals	1,246,948	5.8%
Pipelines	63,320	0.3%
REIT	488,108	2.3%
Real Estate	18,036	0.1%
Retail	1,218,497	5.6%
Savings & Loans	6,826	NM
Semiconductors	693,995	3.2%
Software	1,550,248	7.2%
Telecommunications	1,230,418	5.7%
Toys/Games/Hobbies	38,295	0.2%
Transportation	373,277	1.7%
Other**	(24,367)	(0.1)%
Total	$21,579,602	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.8%)
99 Cents Only Stores* (Retail)	791	$14,570
Aaron’s, Inc. (Commercial Services)	2,486	62,772
Acuity Brands, Inc. (Electrical Components & Equipment)	904	32,580
Acxiom Corp.* (Software)	1,469	15,630
Aecom Technology Corp.* (Engineering & Construction)	3,729	65,891
Affiliated Managers Group, Inc.* (Diversified Financial Services)	678	52,918
AGCO Corp.* (Machinery - Diversified)	1,469	50,783
AGL Resources, Inc. (Gas)	2,486	101,280
Alaska Air Group, Inc.* (Airlines)	452	25,443
Alexander & Baldwin, Inc. (Transportation)	1,356	49,535
Alexandria Real Estate Equities, Inc. (REIT)	1,130	69,371
Alliant Energy Corp. (Electric)	3,503	135,496
Alliant Techsystems, Inc. (Aerospace/Defense)	1,017	55,437
American Campus Communities, Inc. (REIT)	1,017	37,843
American Eagle Outfitters, Inc. (Retail)	3,503	41,055
American Financial Group, Inc. (Insurance)	2,486	77,240
American Greetings Corp. - Class A (Household Products/Wares)	1,243	22,996
AMERIGROUP Corp.* (Healthcare - Services)	565	22,041
Ametek, Inc. (Electrical Components & Equipment)	1,921	63,335
AOL, Inc.* (Internet)	3,390	40,680
Apollo Investment Corp. (Investment Companies)	6,102	45,887
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,017	45,429
Aqua America, Inc. (Water)	2,147	46,311
Arch Coal, Inc. (Coal)	3,616	52,721
Arrow Electronics, Inc.* (Electronics)	3,616	100,452
Arthur J. Gallagher & Co. (Insurance)	2,034	53,494
Ashland, Inc. (Chemicals)	2,486	109,732
Aspen Insurance Holdings, Ltd. (Insurance)	1,243	28,639
Associated Banc-Corp (Banks)	5,424	50,443
Astoria Financial Corp. (Savings & Loans)	2,599	19,986
Atmos Energy Corp. (Gas)	2,825	91,671
Avnet, Inc.* (Electronics)	4,746	123,776
BancorpSouth, Inc. (Banks)	2,260	19,843
Bank of Hawaii Corp. (Banks)	904	32,906
Barnes & Noble, Inc. (Retail)	1,243	14,705
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	226	20,514
BJ’s Wholesale Club, Inc.* (Retail)	1,695	86,852
Black Hills Corp. (Electric)	565	17,312
Bob Evans Farms, Inc. (Retail)	904	25,782
BorgWarner, Inc.* (Auto Parts & Equipment)	1,356	82,079
BRE Properties, Inc. - Class A (REIT)	1,130	47,844
Brinker International, Inc. (Retail)	1,356	28,368
Broadridge Financial Solutions, Inc. (Software)	1,921	38,689
Brown & Brown, Inc. (Insurance)	1,921	34,194
Cabot Corp. (Chemicals)	2,034	50,403
Cadence Design Systems, Inc.* (Computers)	4,520	41,765
Camden Property Trust (REIT)	1,130	62,444
Career Education Corp.* (Commercial Services)	1,921	25,069
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,921	61,241
Carpenter Technology Corp. (Iron/Steel)	904	40,581
Cathay Bancorp, Inc. (Banks)	2,486	28,291
Charles River Laboratories International, Inc.* (Biotechnology)	904	25,872
Church & Dwight, Inc. (Household Products/Wares)	2,260	99,892
Ciena Corp.* (Telecommunications)	1,582	17,718
Cimarex Energy Co. (Oil & Gas)	1,130	62,941
City National Corp. (Banks)	1,469	55,469
Clean Harbors, Inc.* (Environmental Control)	791	40,578
Cleco Corp. (Electric)	1,921	65,583
Collective Brands, Inc.* (Retail)	1,921	24,896
Commerce Bancshares, Inc. (Banks)	2,373	82,462
Commercial Metals Co. (Metal Fabricate/Hardware)	3,616	34,388
Community Health Systems, Inc.* (Healthcare - Services)	2,938	48,888
Comstock Resources, Inc.* (Oil & Gas)	1,469	22,711
Con-way, Inc. (Transportation)	1,695	37,510
Convergys Corp.* (Commercial Services)	3,729	34,978
CoreLogic, Inc.* (Commercial Services)	3,277	34,966
Corn Products International, Inc. (Food)	1,130	44,341
Corrections Corp. of America* (Commercial Services)	1,469	33,332
Cousins Properties, Inc. (REIT)	3,277	19,170
Covance, Inc.* (Healthcare - Services)	791	35,951
Crane Co. (Miscellaneous Manufacturing)	678	24,198
Cullen/Frost Bankers, Inc. (Banks)	1,921	88,097
Cytec Industries, Inc. (Chemicals)	1,582	55,591
Deluxe Corp. (Commercial Services)	1,017	18,916
Diebold, Inc. (Computers)	2,034	55,955
Domtar Corp. (Forest Products & Paper)	339	23,110
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,130	61,924
DPL, Inc. (Electric)	1,921	57,899
DST Systems, Inc. (Computers)	565	24,764
Duke Realty Corp. (REIT)	5,085	53,393
East West Bancorp, Inc. (Banks)	4,633	69,078
Eastman Kodak Co.* (Miscellaneous Manufacturing)	8,362	6,523
Eaton Vance Corp. (Diversified Financial Services)	1,469	32,715
Energen Corp. (Oil & Gas)	2,260	92,411
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,243	82,585
Equity One, Inc. (REIT)	1,808	28,675

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Essex Property Trust, Inc. (REIT)	452	$54,258
Esterline Technologies Corp.* (Aerospace/Defense)	904	46,863
Everest Re Group, Ltd. (Insurance)	1,695	134,549
Exterran Holdings, Inc.* (Oil & Gas Services)	2,034	19,770
Fair Isaac Corp. (Software)	791	17,268
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,695	18,306
Federal Realty Investment Trust (REIT)	904	74,499
Fidelity National Title Group, Inc. - Class A (Insurance)	7,006	106,351
First American Financial Corp. (Insurance)	3,277	41,946
First Niagara Financial Group, Inc. (Savings & Loans)	9,266	84,784
FirstMerit Corp. (Banks)	3,390	38,510
Flowers Foods, Inc. (Food)	1,695	32,985
Foot Locker, Inc. (Retail)	4,746	95,347
Forest Oil Corp.* (Oil & Gas)	2,034	29,290
FTI Consulting, Inc.* (Commercial Services)	565	20,798
Fulton Financial Corp. (Banks)	6,215	47,545
GATX Corp. (Trucking & Leasing)	1,469	45,524
General Cable Corp.* (Electrical Components & Equipment)	1,017	23,747
Graco, Inc. (Machinery - Diversified)	1,017	34,720
Granite Construction, Inc. (Engineering & Construction)	1,130	21,210
Great Plains Energy, Inc. (Electric)	4,294	82,874
Greenhill & Co., Inc. (Diversified Financial Services)	452	12,923
Greif, Inc. - Class A (Packaging & Containers)	1,017	43,619
Hancock Holding Co. (Banks)	2,599	69,601
Hanesbrands, Inc.* (Apparel)	1,921	48,044
Hanover Insurance Group, Inc. (Insurance)	1,469	52,150
Harsco Corp. (Miscellaneous Manufacturing)	2,486	48,204
Hawaiian Electric Industries, Inc. (Electric)	3,051	74,078
HCC Insurance Holdings, Inc. (Insurance)	3,390	91,699
Health Net, Inc.* (Healthcare - Services)	2,825	66,981
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,277	42,929
Henry Schein, Inc.* (Healthcare - Products)	1,356	84,086
Herman Miller, Inc. (Office Furnishings)	1,130	20,182
Highwoods Properties, Inc. (REIT)	1,356	38,321
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,243	37,315
HNI Corp. (Office Furnishings)	1,356	25,940
HollyFrontier Corp. (Oil & Gas)	6,554	171,846
Hologic, Inc.* (Healthcare - Products)	5,424	82,499
Home Properties, Inc. (REIT)	678	38,483
Hospitality Properties Trust (REIT)	3,842	81,566
Hubbell, Inc. - Class B (Electrical Components & Equipment)	904	44,784
Huntington Ingalls Industries, Inc.* (Shipbuilding)	565	13,746
IDACORP, Inc. (Electric)	1,582	59,768
IDEX Corp. (Machinery - Diversified)	1,130	35,211
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	4,972	80,198
Integrated Device Technology, Inc.* (Semiconductors)	4,520	23,278
International Bancshares Corp. (Banks)	1,695	22,289
International Rectifier Corp.* (Semiconductors)	1,130	21,041
International Speedway Corp. - Class A (Entertainment)	904	20,647
Intersil Corp. - Class A (Semiconductors)	3,955	40,697
Itron, Inc.* (Electronics)	339	10,001
J.B. Hunt Transport Services, Inc. (Transportation)	1,356	48,979
Jefferies Group, Inc. (Diversified Financial Services)	2,938	36,461
JetBlue Airways Corp.* (Airlines)	6,328	25,945
John Wiley & Sons, Inc. (Media)	565	25,097
Kansas City Southern Industries, Inc.* (Transportation)	1,921	95,973
KB Home (Home Builders)	2,260	13,244
KBR, Inc. (Engineering & Construction)	4,746	112,148
Kemper Corp. (Insurance)	1,582	37,905
Kennametal, Inc. (Hand/Machine Tools)	1,695	55,494
Kindred Healthcare, Inc.* (Healthcare - Services)	1,582	13,637
Kirby Corp.* (Transportation)	791	41,638
Korn/Ferry International* (Commercial Services)	1,469	17,907
Lam Research Corp.* (Semiconductors)	1,921	72,960
Lancaster Colony Corp. (Food)	226	13,788
Landstar System, Inc. (Transportation)	904	35,762
Lennox International, Inc. (Building Materials)	1,017	26,218
Liberty Property Trust (REIT)	2,147	62,499
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,582	57,964
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,695	49,172
Louisiana-Pacific Corp.* (Building Materials)	4,181	21,323
M.D.C. Holdings, Inc. (Home Builders)	1,130	19,142
Mack-Cali Realty Corp. (REIT)	1,808	48,364
Manpower, Inc. (Commercial Services)	2,599	87,378
ManTech International Corp. - Class A (Software)	339	10,638
Martin Marietta Materials (Building Materials)	904	57,151
Masimo Corp. (Healthcare - Products)	791	17,125
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	904	27,807

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MDU Resources Group, Inc. (Electric)	5,876	$112,760
Mentor Graphics Corp.* (Computers)	1,921	18,480
Mercury General Corp. (Insurance)	1,130	43,336
Meredith Corp. (Media)	678	15,350
Mine Safety Appliances Co. (Environmental Control)	1,017	27,418
Minerals Technologies, Inc. (Chemicals)	565	27,838
Mohawk Industries, Inc.* (Textiles)	1,808	77,581
MSC Industrial Direct Co. - Class A (Retail)	678	38,280
National Fuel Gas Co. (Gas)	1,243	60,509
National Instruments Corp. (Electronics)	1,356	30,998
NCR Corp.* (Computers)	4,859	82,069
New York Community Bancorp (Savings & Loans)	13,673	162,709
Nordson Corp. (Machinery - Diversified)	791	31,434
NSTAR (Electric)	3,277	146,842
NV Energy, Inc. (Electric)	7,345	108,045
NVR, Inc.* (Home Builders)	226	136,499
Office Depot, Inc.* (Retail)	8,701	17,924
OGE Energy Corp. (Electric)	3,051	145,807
Old Republic International Corp. (Insurance)	8,023	71,565
Olin Corp. (Chemicals)	2,486	44,773
OMEGA Healthcare Investors, Inc. (REIT)	1,582	25,201
Omnicare, Inc. (Pharmaceuticals)	3,616	91,955
Oshkosh Truck Corp.* (Auto Manufacturers)	1,243	19,565
Overseas Shipholding Group, Inc. (Transportation)	791	10,868
Owens & Minor, Inc. (Distribution/Wholesale)	2,034	57,928
Packaging Corp. of America (Packaging & Containers)	1,582	36,861
Parametric Technology Corp.* (Software)	1,808	27,807
Patriot Coal Corp.* (Coal)	1,469	12,428
Patterson-UTI Energy, Inc. (Oil & Gas)	4,859	84,255
Pentair, Inc. (Miscellaneous Manufacturing)	3,051	97,663
Pharmaceutical Product Development, Inc. (Commercial Services)	2,147	55,092
Plains Exploration & Production Co.* (Oil & Gas)	4,407	100,083
Plantronics, Inc. (Telecommunications)	565	16,074
PNM Resources, Inc. (Electric)	2,712	44,558
Potlatch Corp. (REIT)	791	24,932
Prosperity Bancshares, Inc. (Banks)	1,469	48,007
Protective Life Corp. (Insurance)	2,599	40,622
Questar Corp. (Gas)	5,537	98,060
RadioShack Corp. (Retail)	3,164	36,766
Ralcorp Holdings, Inc.* (Food)	1,695	130,023
Raymond James Financial Corp. (Diversified Financial Services)	3,164	82,137
Rayonier, Inc. (REIT)	2,034	74,831
Realty Income Corp. (REIT)	1,469	47,361
Regal-Beloit Corp. (Hand/Machine Tools)	791	35,896
Regency Centers Corp. (REIT)	1,582	55,892
Regis Corp. (Retail)	1,808	25,475
Reinsurance Group of America, Inc. (Insurance)	2,260	103,847
Reliance Steel & Aluminum Co. (Iron/Steel)	2,373	80,706
Rent-A-Center, Inc. (Commercial Services)	1,921	52,731
Rock-Tenn Co. - Class A (Packaging & Containers)	1,017	49,508
RPM, Inc. (Chemicals)	4,068	76,072
Ruddick Corp. (Food)	1,582	61,682
Saks, Inc.* (Retail)	4,972	43,505
Scholastic Corp. (Media)	791	22,172
Scientific Games Corp. - Class A* (Entertainment)	1,808	12,873
SEI Investments Co. (Commercial Services)	2,373	36,497
Senior Housing Properties Trust (REIT)	2,599	55,982
Sensient Technologies Corp. (Chemicals)	1,582	51,494
Service Corp. International (Commercial Services)	3,503	32,087
Shaw Group, Inc.* (Engineering & Construction)	2,260	49,132
Silgan Holdings, Inc. (Packaging & Containers)	791	29,061
SM Energy Co. (Oil & Gas)	791	47,974
Smithfield Foods, Inc.* (Food)	5,198	101,361
Sonoco Products Co. (Packaging & Containers)	3,164	89,320
Southern Union Co. (Gas)	3,842	155,870
SPX Corp. (Miscellaneous Manufacturing)	791	35,840
StanCorp Financial Group, Inc. (Insurance)	1,356	37,385
Steel Dynamics, Inc. (Iron/Steel)	6,780	67,258
STERIS Corp. (Healthcare - Products)	904	26,460
SVB Financial Group* (Banks)	904	33,448
Synopsys, Inc.* (Computers)	2,147	52,301
Synovus Financial Corp. (Banks)	24,747	26,479
Taubman Centers, Inc. (REIT)	452	22,740
TCF Financial Corp. (Banks)	4,972	45,544
Tech Data Corp.* (Electronics)	1,356	58,620
Techne Corp. (Healthcare - Products)	452	30,741
Teleflex, Inc. (Healthcare - Products)	1,243	66,836
Telephone & Data Systems, Inc. (Telecommunications)	2,825	60,031
Temple-Inland, Inc. (Packaging & Containers)	3,390	106,344
Terex Corp.* (Machinery - Construction & Mining)	3,390	34,781
The Brink’s Co. (Miscellaneous Manufacturing)	1,469	34,242
The Corporate Executive Board Co. (Commercial Services)	452	13,470
The New York Times Co. - Class A* (Media)	3,729	21,665
The Ryland Group, Inc. (Home Builders)	1,356	14,441

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	678	$30,239
The Timken Co. (Metal Fabricate/Hardware)	1,356	44,504
The Wendy’s Co. (Retail)	9,379	43,050
Thomas & Betts Corp.* (Electronics)	565	22,549
Thor Industries, Inc. (Home Builders)	1,356	30,035
Tidewater, Inc. (Transportation)	1,582	66,523
Toll Brothers, Inc.* (Home Builders)	4,633	66,854
Tootsie Roll Industries, Inc. (Food)	452	10,902
Towers Watson & Co. - Class A (Commercial Services)	1,017	60,796
Transatlantic Holdings, Inc. (Insurance)	1,921	93,207
Trimble Navigation, Ltd.* (Electronics)	1,469	49,285
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,486	53,225
Trustmark Corp. (Banks)	2,034	36,917
UDR, Inc. (REIT)	3,729	82,560
UGI Corp. (Gas)	3,503	92,024
Unit Corp.* (Oil & Gas)	1,243	45,892
United Rentals, Inc.* (Commercial Services)	1,130	19,029
Universal Corp. (Agriculture)	678	24,313
URS Corp.* (Engineering & Construction)	2,486	73,735
UTI Worldwide, Inc. (Transportation)	2,034	26,523
Valley National Bancorp (Banks)	5,311	56,243
Valmont Industries, Inc. (Metal Fabricate/Hardware)	226	17,614
Valspar Corp. (Chemicals)	2,938	91,695
ValueClick, Inc.* (Internet)	904	14,066
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,130	69,100
VCA Antech, Inc.* (Pharmaceuticals)	1,356	21,669
Vectren Corp. (Gas)	2,599	70,381
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,390	150,991
Vishay Intertechnology, Inc.* (Electronics)	2,034	17,004
W.R. Berkley Corp. (Insurance)	3,503	104,004
Wabtec Corp. (Machinery - Diversified)	678	35,846
Washington Federal, Inc. (Savings & Loans)	3,390	43,189
Waste Connections, Inc. (Environmental Control)	1,469	49,682
Watsco, Inc. (Distribution/Wholesale)	565	28,872
Webster Financial Corp. (Banks)	2,260	34,578
Weingarten Realty Investors (REIT)	2,486	52,629
WellCare Health Plans, Inc.* (Healthcare - Services)	678	25,750
Werner Enterprises, Inc. (Transportation)	1,356	28,245
Westamerica Bancorp (Banks)	452	17,321
Westar Energy, Inc. (Electric)	3,616	95,535
WGL Holdings, Inc. (Gas)	1,582	61,809
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,695	23,679

TOTAL COMMON STOCKS (Cost $11,426,879)		14,669,909

	Principal Amount	Value
Repurchase Agreements (a) (0.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $122,000	$122,000	$122,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000

TOTAL INVESTMENT SECURITIES (Cost $11,548,879) — 101.6%		14,791,909
Net other assets (liabilities) — (1.6)%		(234,307)

NET ASSETS — 100.0%		$14,557,602

*                                         Non-income producing security

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$102,300	0.7%
Agriculture	24,313	0.2%
Airlines	51,388	0.4%
Apparel	48,044	0.3%
Auto Manufacturers	19,565	0.1%
Auto Parts & Equipment	82,079	0.6%
Banks	903,071	6.2%
Biotechnology	197,377	1.4%
Building Materials	104,692	0.7%
Chemicals	507,598	3.5%
Coal	65,149	0.5%
Commercial Services	605,818	4.2%
Computers	275,334	1.9%
Distribution/Wholesale	166,998	1.1%
Diversified Financial Services	217,154	1.5%
Electric	1,146,557	7.9%
Electrical Components & Equipment	247,031	1.7%
Electronics	412,685	2.8%
Engineering & Construction	322,116	2.2%
Entertainment	33,520	0.2%
Environmental Control	117,678	0.8%
Food	395,082	2.7%
Forest Products & Paper	23,110	0.2%
Gas	731,604	5.0%
Hand/Machine Tools	140,562	1.0%
Healthcare - Products	345,062	2.4%
Healthcare - Services	271,212	1.9%
Home Builders	280,215	1.9%
Household Products/Wares	153,127	1.1%
Insurance	1,152,133	7.9%
Internet	54,746	0.4%
Investment Companies	45,887	0.3%
Iron/Steel	188,545	1.3%
Machinery - Construction & Mining	34,781	0.2%
Machinery - Diversified	187,994	1.3%
Media	84,284	0.6%
Metal Fabricate/Hardware	120,185	0.8%
Miscellaneous Manufacturing	496,296	3.4%
Office Furnishings	46,122	0.3%

See accompanying notes to schedules of portfolio investments.

Oil & Gas	657,403	4.5%
Oil & Gas Services	62,699	0.4%
Packaging & Containers	354,713	2.4%
Pharmaceuticals	113,624	0.8%
REIT	1,158,858	8.0%
Retail	536,575	3.7%
Savings & Loans	310,668	2.1%
Semiconductors	245,382	1.7%
Shipbuilding	13,746	0.1%
Software	110,032	0.8%
Telecommunications	93,823	0.6%
Textiles	77,581	0.5%
Transportation	441,556	3.0%
Trucking & Leasing	45,524	0.3%
Water	46,311	0.3%
Other**	(112,307)	(0.8)%
Total	$14,557,602	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (101.7%)
99 Cents Only Stores* (Retail)	1,705	$31,406
ACI Worldwide, Inc.* (Software)	2,387	65,738
Acuity Brands, Inc. (Electrical Components & Equipment)	1,023	36,869
Acxiom Corp.* (Software)	2,387	25,398
ADTRAN, Inc. (Telecommunications)	4,433	117,297
Advance Auto Parts, Inc. (Retail)	4,774	277,369
Advent Software, Inc.* (Software)	2,046	42,659
Aeropostale, Inc.* (Retail)	5,456	58,979
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,046	159,690
AGCO Corp.* (Machinery - Diversified)	3,410	117,884
Alaska Air Group, Inc.* (Airlines)	1,364	76,780
Albemarle Corp. (Chemicals)	6,138	247,975
Alexandria Real Estate Equities, Inc. (REIT)	1,705	104,670
Alliance Data Systems Corp.* (Commercial Services)	3,410	316,107
Allscripts Healthcare Solutions, Inc.* (Software)	12,617	227,358
AMC Networks, Inc. - Class A* (Media)	3,751	119,844
American Campus Communities, Inc. (REIT)	2,387	88,820
American Eagle Outfitters, Inc. (Retail)	5,456	63,944
AMERIGROUP Corp.* (Healthcare - Services)	2,046	79,814
Ametek, Inc. (Electrical Components & Equipment)	6,820	224,855
Ann, Inc.* (Retail)	3,410	77,884
ANSYS, Inc.* (Software)	6,138	301,008
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,387	106,627
Aqua America, Inc. (Water)	4,774	102,975
Arch Coal, Inc. (Coal)	6,479	94,464
Arthur J. Gallagher & Co. (Insurance)	3,069	80,715
Ascena Retail Group, Inc.* (Retail)	4,433	120,001
Aspen Insurance Holdings, Ltd. (Insurance)	2,046	47,140
Atmel Corp.* (Semiconductors)	31,031	250,420
Atwood Oceanics, Inc.* (Oil & Gas)	3,751	128,884
Bally Technologies, Inc.* (Entertainment)	3,069	82,802
Bank of Hawaii Corp. (Banks)	1,023	37,237
BE Aerospace, Inc.* (Aerospace/Defense)	6,820	225,810
Bill Barrett Corp.* (Oil & Gas)	3,069	111,221
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	682	61,905
Black Hills Corp. (Electric)	1,364	41,793
BorgWarner, Inc.* (Auto Parts & Equipment)	4,433	268,330
BRE Properties, Inc. - Class A (REIT)	2,387	101,066
Brinker International, Inc. (Retail)	2,728	57,070
Broadridge Financial Solutions, Inc. (Software)	4,092	82,413
Brown & Brown, Inc. (Insurance)	3,410	60,698
Cadence Design Systems, Inc.* (Computers)	8,184	75,620
Camden Property Trust (REIT)	2,387	131,906
CARBO Ceramics, Inc. (Oil & Gas Services)	1,364	139,851
Carpenter Technology Corp. (Iron/Steel)	1,023	45,922
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	3,410	196,723
Charles River Laboratories International, Inc.* (Biotechnology)	1,705	48,797
Cheesecake Factory, Inc.* (Retail)	3,751	92,462
Chico’s FAS, Inc. (Retail)	11,594	132,519
Church & Dwight, Inc. (Household Products/Wares)	4,774	211,011
Ciena Corp.* (Telecommunications)	3,069	34,373
Cimarex Energy Co. (Oil & Gas)	3,410	189,937
Clean Harbors, Inc.* (Environmental Control)	1,364	69,973
Compass Minerals International, Inc. (Mining)	2,046	136,632
Concur Technologies, Inc.* (Software)	3,069	114,228
Copart, Inc.* (Retail)	3,751	146,739
Corn Products International, Inc. (Food)	2,728	107,047
Corporate Office Properties Trust (REIT)	4,774	103,978
Corrections Corp. of America* (Commercial Services)	4,092	92,848
Covance, Inc.* (Healthcare - Services)	2,387	108,489
Crane Co. (Miscellaneous Manufacturing)	2,046	73,022
Cree Research, Inc.* (Semiconductors)	7,843	203,761
Cypress Semiconductor Corp. (Semiconductors)	11,594	173,562
Deckers Outdoor Corp.* (Apparel)	2,728	254,413
Deluxe Corp. (Commercial Services)	1,364	25,370
Dick’s Sporting Goods, Inc.* (Retail)	6,479	216,787
Digital River, Inc.* (Internet)	2,728	56,551
Dollar Tree, Inc.* (Retail)	8,184	614,700
Domtar Corp. (Forest Products & Paper)	2,046	139,476
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,728	149,494
DPL, Inc. (Electric)	3,751	113,055
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	4,774	86,791
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,456	221,132
Dril-Quip, Inc.* (Oil & Gas Services)	2,387	128,683
DST Systems, Inc. (Computers)	1,023	44,838
Duke Realty Corp. (REIT)	5,797	60,869
Eaton Vance Corp. (Diversified Financial Services)	4,774	106,317
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	7,843	219,526
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,046	135,936
Equinix, Inc.* (Internet)	3,069	272,619
Essex Property Trust, Inc. (REIT)	1,023	122,801
FactSet Research Systems, Inc. (Media)	3,069	273,049
Fair Isaac Corp. (Software)	1,023	22,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,774	$51,559
Federal Realty Investment Trust (REIT)	2,387	196,713
Flowers Foods, Inc. (Food)	4,092	79,630
Forest Oil Corp.* (Oil & Gas)	3,410	49,104
Fossil, Inc.* (Distribution/Wholesale)	3,410	276,415
FTI Consulting, Inc.* (Commercial Services)	1,364	50,209
Gardner Denver, Inc. (Machinery - Diversified)	3,410	216,706
Gartner Group, Inc.* (Commercial Services)	6,479	225,923
Gen-Probe, Inc.* (Healthcare - Products)	3,069	175,700
General Cable Corp.* (Electrical Components & Equipment)	1,364	31,849
Gentex Corp. (Electronics)	9,548	229,629
Global Payments, Inc. (Commercial Services)	5,456	220,368
Graco, Inc. (Machinery - Diversified)	2,046	69,850
Green Mountain Coffee Roasters, Inc.* (Beverages)	8,525	792,314
Greenhill & Co., Inc. (Diversified Financial Services)	1,023	29,248
GUESS?, Inc. (Retail)	4,433	126,296
Hanesbrands, Inc.* (Apparel)	2,387	59,699
Hansen Natural Corp.* (Beverages)	5,115	446,488
Health Management Associates, Inc. - Class A* (Healthcare - Services)	17,050	117,986
Henry Schein, Inc.* (Healthcare - Products)	3,410	211,454
Herman Miller, Inc. (Office Furnishings)	1,364	24,361
Highwoods Properties, Inc. (REIT)	2,046	57,820
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,705	51,184
Hologic, Inc.* (Healthcare - Products)	5,797	88,172
Home Properties, Inc. (REIT)	1,705	96,776
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,046	101,359
Huntington Ingalls Industries, Inc.* (Shipbuilding)	2,046	49,779
IDEX Corp. (Machinery - Diversified)	3,069	95,630
IDEXX Laboratories, Inc.* (Healthcare - Products)	3,751	258,706
Informatica Corp.* (Software)	7,161	293,243
International Rectifier Corp.* (Semiconductors)	2,046	38,097
Intrepid Potash, Inc.* (Chemicals)	3,410	84,807
Itron, Inc.* (Electronics)	2,046	60,357
ITT Educational Services, Inc.* (Commercial Services)	1,364	78,539
J. Crew Group - Escrowed Security*(a) (Retail)	8,359	—
J.B. Hunt Transport Services, Inc. (Transportation)	3,410	123,169
Jack Henry & Associates, Inc. (Computers)	5,797	167,997
Jefferies Group, Inc. (Diversified Financial Services)	3,410	42,318
John Wiley & Sons, Inc. (Media)	2,046	90,883
Jones Lang LaSalle, Inc. (Real Estate)	3,069	159,005
Kansas City Southern Industries, Inc.* (Transportation)	3,410	170,364
Kennametal, Inc. (Hand/Machine Tools)	1,705	55,822
Kinetic Concepts, Inc.* (Healthcare - Products)	4,092	269,622
Kirby Corp.* (Transportation)	2,046	107,701
Lam Research Corp.* (Semiconductors)	4,092	155,414
Lamar Advertising Co.* (Advertising)	3,751	63,880
Lancaster Colony Corp. (Food)	682	41,609
Landstar System, Inc. (Transportation)	1,023	40,470
Lender Processing Services, Inc. (Commercial Services)	5,797	79,361
Lennox International, Inc. (Building Materials)	1,364	35,164
Liberty Property Trust (REIT)	3,069	89,339
Life Time Fitness, Inc.* (Leisure Time)	2,728	100,527
Lincare Holdings, Inc. (Healthcare - Services)	6,138	138,105
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,046	59,354
LKQ Corp.* (Distribution/Wholesale)	9,889	238,918
Mack-Cali Realty Corp. (REIT)	2,046	54,731
ManTech International Corp. - Class A (Software)	682	21,401
Martin Marietta Materials (Building Materials)	1,023	64,674
Masimo Corp. (Healthcare - Products)	2,387	51,679
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,092	149,276
Mednax, Inc.* (Healthcare - Services)	3,410	213,602
Mentor Graphics Corp.* (Computers)	2,046	19,683
Meredith Corp. (Media)	1,023	23,161
Mettler Toledo International, Inc.* (Electronics)	2,046	286,358
Micros Systems, Inc.* (Computers)	5,456	239,573
MSC Industrial Direct Co. - Class A (Retail)	1,705	96,264
MSCI, Inc. - Class A* (Software)	8,184	248,221
National Fuel Gas Co. (Gas)	2,728	132,799
National Instruments Corp. (Electronics)	3,410	77,953
NeuStar, Inc.* (Telecommunications)	4,774	120,018
NewMarket Corp. (Chemicals)	682	103,575
Nordson Corp. (Machinery - Diversified)	2,387	94,859
Northern Oil and Gas, Inc.* (Oil & Gas)	4,092	79,344
Oceaneering International, Inc. (Oil & Gas Services)	7,161	253,070
Oil States International, Inc.* (Oil & Gas Services)	3,410	173,637
OMEGA Healthcare Investors, Inc. (REIT)	3,751	59,753
Oshkosh Truck Corp.* (Auto Manufacturers)	3,410	53,673
Packaging Corp. of America (Packaging & Containers)	3,410	79,453
Panera Bread Co. - Class A* (Retail)	2,046	212,661

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Parametric Technology Corp.* (Software)	4,092	$62,935
Patriot Coal Corp.* (Coal)	3,069	25,964
Perrigo Co. (Pharmaceuticals)	6,138	596,061
PetSmart, Inc. (Retail)	7,502	319,960
Pharmaceutical Product Development, Inc. (Commercial Services)	3,069	78,751
Plantronics, Inc. (Telecommunications)	2,046	58,209
Polaris Industries, Inc. (Leisure Time)	4,774	238,557
Polycom, Inc.* (Telecommunications)	11,935	219,246
Potlatch Corp. (REIT)	1,023	32,245
PVH Corp. (Retail)	4,433	258,178
QLogic Corp.* (Semiconductors)	6,820	86,478
Quest Software, Inc.* (Software)	3,751	59,566
Quicksilver Resources, Inc.* (Oil & Gas)	7,843	59,450
Rackspace Hosting, Inc.* (Internet)	6,820	232,835
Rayonier, Inc. (REIT)	3,751	137,999
Realty Income Corp. (REIT)	5,456	175,901
Regal-Beloit Corp. (Hand/Machine Tools)	1,023	46,424
Regency Centers Corp. (REIT)	2,387	84,333
ResMed, Inc.* (Healthcare - Products)	10,230	294,522
RF Micro Devices, Inc.* (Telecommunications)	18,414	116,745
Riverbed Technology, Inc.* (Computers)	10,230	204,191
Rock-Tenn Co. - Class A (Packaging & Containers)	2,728	132,799
Rollins, Inc. (Commercial Services)	4,433	82,941
Rovi Corp.* (Semiconductors)	7,502	322,436
SEI Investments Co. (Commercial Services)	4,774	73,424
Semtech Corp.* (Semiconductors)	4,433	93,536
Senior Housing Properties Trust (REIT)	4,774	102,832
Service Corp. International (Commercial Services)	8,184	74,965
Silgan Holdings, Inc. (Packaging & Containers)	1,705	62,642
Silicon Laboratories, Inc.* (Semiconductors)	3,069	102,842
Skyworks Solutions, Inc.* (Semiconductors)	12,617	226,349
SL Green Realty Corp. (REIT)	5,797	337,096
SM Energy Co. (Oil & Gas)	2,387	144,772
Solera Holdings, Inc. (Software)	4,774	241,087
Sotheby’s (Commercial Services)	4,433	122,218
SPX Corp. (Miscellaneous Manufacturing)	1,705	77,254
STERIS Corp. (Healthcare - Products)	2,046	59,886
Strayer Education, Inc. (Commercial Services)	682	52,289
Superior Energy Services, Inc.* (Oil & Gas Services)	5,456	143,165
SVB Financial Group* (Banks)	1,023	37,851
Synopsys, Inc.* (Computers)	5,115	124,601
Taubman Centers, Inc. (REIT)	2,728	137,246
Techne Corp. (Healthcare - Products)	1,364	92,766
The Cooper Cos., Inc. (Healthcare - Products)	3,069	242,911
The Corporate Executive Board Co. (Commercial Services)	1,364	40,647
The Macerich Co. (REIT)	8,866	377,958
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,364	60,834
The Timken Co. (Metal Fabricate/Hardware)	2,728	89,533
The Warnaco Group, Inc.* (Apparel)	2,728	125,734
Thomas & Betts Corp.* (Electronics)	2,046	81,656
Thoratec Corp.* (Healthcare - Products)	4,092	133,563
Tibco Software, Inc.* (Internet)	10,912	244,320
Tootsie Roll Industries, Inc. (Food)	682	16,450
Towers Watson & Co. - Class A (Commercial Services)	1,364	81,540
Tractor Supply Co. (Retail)	4,774	298,614
Trimble Navigation, Ltd.* (Electronics)	5,115	171,608
Triumph Group, Inc. (Aerospace/Defense)	2,728	132,963
Tupperware Corp. (Household Products/Wares)	4,092	219,904
tw telecom, Inc.* (Telecommunications)	10,230	169,000
UDR, Inc. (REIT)	6,820	150,995
Under Armour, Inc. - Class A* (Apparel)	2,387	158,521
United Rentals, Inc.* (Commercial Services)	1,705	28,712
United Therapeutics Corp.* (Biotechnology)	3,410	127,841
Universal Health Services, Inc. - Class B (Healthcare - Services)	6,479	220,286
UTI Worldwide, Inc. (Transportation)	2,387	31,126
Valassis Communications, Inc.* (Commercial Services)	3,069	57,513
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,023	79,733
ValueClick, Inc.* (Internet)	3,751	58,366
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,387	145,965
VCA Antech, Inc.* (Pharmaceuticals)	2,728	43,593
VeriFone Systems, Inc.* (Software)	6,820	238,836
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,479	288,575
Vishay Intertechnology, Inc.* (Electronics)	6,138	51,314
Wabtec Corp. (Machinery - Diversified)	1,705	90,143
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	5,797	144,983
Waste Connections, Inc. (Environmental Control)	4,433	149,924
Watsco, Inc. (Distribution/Wholesale)	682	34,850
Weingarten Realty Investors (REIT)	2,728	57,752
WellCare Health Plans, Inc.* (Healthcare - Services)	1,364	51,805
Westamerica Bancorp (Banks)	682	26,134
Williams Sonoma, Inc. (Retail)	7,161	220,487
WMS Industries, Inc.* (Leisure Time)	3,751	65,980
Woodward, Inc. (Electronics)	4,092	112,121

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	3,751	$116,056

TOTAL COMMON STOCKS (Cost $24,773,331)		32,464,861

	Principal Amount	Value
Repurchase Agreements (b) (0.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $38,000	$38,000	$38,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $24,811,331) — 101.8%		32,502,861
Net other assets (liabilities) — (1.8)%		(586,643)

NET ASSETS — 100.0%		$31,916,218

*                                         Non-income producing security

(a)                                  Security issued in connection with a pending litigation settlement and was fair valued at $0 on September 30, 2011.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$63,880	0.2%
Aerospace/Defense	358,773	1.1%
Airlines	76,780	0.2%
Apparel	598,367	1.9%
Auto Manufacturers	53,673	0.2%
Auto Parts & Equipment	268,330	0.8%
Banks	101,222	0.3%
Beverages	1,238,802	3.9%
Biotechnology	527,118	1.7%
Building Materials	99,838	0.3%
Chemicals	436,357	1.4%
Coal	120,428	0.4%
Commercial Services	1,781,725	5.6%
Computers	876,503	2.7%
Distribution/Wholesale	550,183	1.7%
Diversified Financial Services	482,556	1.5%
Electric	154,848	0.5%
Electrical Components & Equipment	530,868	1.7%
Electronics	1,070,996	3.4%
Entertainment	169,593	0.5%
Environmental Control	219,897	0.7%
Food	244,736	0.8%
Forest Products & Paper	139,476	0.4%
Gas	132,799	0.4%
Hand/Machine Tools	161,600	0.5%
Healthcare - Products	1,930,165	6.0%
Healthcare - Services	930,087	2.9%
Household Products/Wares	491,749	1.5%
Insurance	188,553	0.6%
Internet	864,691	2.7%
Iron/Steel	45,922	0.1%
Leisure Time	405,064	1.3%
Machinery - Diversified	801,128	2.5%
Media	506,937	1.6%
Metal Fabricate/Hardware	169,266	0.5%
Mining	136,632	0.4%
Miscellaneous Manufacturing	406,397	1.3%
Office Furnishings	24,361	0.1%
Oil & Gas	762,712	2.4%
Oil & Gas Services	1,059,538	3.3%
Packaging & Containers	274,894	0.9%
Pharmaceuticals	1,205,179	3.8%
REIT	2,863,599	9.0%
Real Estate	159,005	0.5%
Retail	3,422,320	10.7%
Semiconductors	1,850,419	5.8%
Shipbuilding	49,779	0.2%
Software	2,046,423	6.4%
Telecommunications	834,888	2.6%
Transportation	472,830	1.5%
Water	102,975	0.3%
Other**	(548,643)	(1.7)%
Total	$31,916,218	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.0%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,040	$11,378
AAON, Inc. (Building Materials)	520	8,190
AAR Corp. (Aerospace/Defense)	2,496	41,608
ABM Industries, Inc. (Commercial Services)	3,016	57,485
Acadia Realty Trust (REIT)	1,040	19,448
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,368	86,268
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,768	15,240
Aerovironment, Inc.* (Aerospace/Defense)	624	17,566
Affymetrix, Inc.* (Healthcare - Products)	4,472	21,913
Agilysys, Inc.* (Computers)	936	6,674
Albany International Corp. - Class A (Machinery - Diversified)	1,768	32,266
ALLETE, Inc. (Electric)	2,080	76,190
Alliance One International, Inc.* (Agriculture)	5,616	13,703
AMCOL International Corp. (Mining)	832	19,960
Amedisys, Inc.* (Healthcare - Services)	1,872	27,743
American States Water Co. (Water)	520	17,644
American Vanguard Corp. (Chemicals)	1,456	16,249
Amerisafe, Inc.* (Insurance)	1,144	21,061
AMN Healthcare Services, Inc.* (Commercial Services)	2,600	10,426
AmSurg Corp.* (Healthcare - Services)	1,976	44,460
Analogic Corp. (Electronics)	312	14,168
Anixter International, Inc. (Telecommunications)	1,872	88,808
Apogee Enterprises, Inc. (Building Materials)	1,768	15,187
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,704	73,441
Approach Resources, Inc.* (Oil & Gas)	728	12,369
Arch Chemicals, Inc. (Chemicals)	1,664	78,075
Arctic Cat, Inc.* (Leisure Time)	728	10,549
Arkansas Best Corp. (Transportation)	1,664	26,874
Arris Group, Inc.* (Telecommunications)	7,592	78,198
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,248	36,541
ATMI, Inc.* (Semiconductors)	1,248	19,743
Audiovox Corp. - Class A* (Home Furnishings)	1,248	6,852
Avid Technology, Inc.* (Software)	1,872	14,489
Avista Corp. (Electric)	3,744	89,294
AZZ, Inc. (Miscellaneous Manufacturing)	312	12,096
B&G Foods, Inc. - Class A (Food)	1,248	20,817
Badger Meter, Inc. (Electronics)	416	12,035
Bank Mutual Corp. (Savings & Loans)	2,912	7,600
Bank of the Ozarks, Inc. (Banks)	728	15,237
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,016	58,058
Basic Energy Services, Inc.* (Oil & Gas Services)	1,144	16,199
Bel Fuse, Inc. - Class B (Electronics)	624	9,728
Belden, Inc. (Electrical Components & Equipment)	1,664	42,915
Benchmark Electronics, Inc.* (Electronics)	3,848	50,062
Big 5 Sporting Goods Corp. (Retail)	624	3,794
BioMed Realty Trust, Inc. (REIT)	4,472	74,101
Black Box Corp. (Telecommunications)	1,144	24,424
Blyth, Inc. (Household Products/Wares)	312	17,300
Boston Private Financial Holdings, Inc. (Banks)	4,992	29,353
Boyd Gaming Corp.* (Lodging)	3,432	16,817
Brady Corp. - Class A (Electronics)	3,432	90,708
Briggs & Stratton Corp. (Machinery - Diversified)	3,224	43,556
Brightpoint, Inc.* (Distribution/Wholesale)	4,368	40,229
Bristow Group, Inc. (Transportation)	2,392	101,493
Brookline Bancorp, Inc. (Savings & Loans)	3,744	28,866
Brooks Automation, Inc. (Semiconductors)	4,264	34,752
Brown Shoe Co., Inc. (Retail)	2,704	19,252
Brunswick Corp. (Leisure Time)	2,808	39,424
Cabot Microelectronics Corp.* (Semiconductors)	520	17,883
CACI International, Inc. - Class A* (Computers)	1,976	98,681
Cal-Maine Foods, Inc. (Food)	312	9,806
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	832	8,328
Calgon Carbon Corp.* (Environmental Control)	1,872	27,275
Callaway Golf Co. (Leisure Time)	4,160	21,507
Cambrex Corp.* (Biotechnology)	1,872	9,435
Cantel Medical Corp. (Healthcare - Products)	312	6,589
Cascade Corp. (Machinery - Diversified)	312	10,418
Casey’s General Stores, Inc. (Retail)	2,392	104,411
CDI Corp. (Commercial Services)	832	8,886
Cedar Shopping Centers, Inc. (REIT)	3,536	10,997
Centene Corp.* (Healthcare - Services)	3,224	92,432
Central Garden & Pet Co. - Class A* (Household Products/Wares)	3,016	21,353
Central Vermont Public Service Corp. (Electric)	832	29,295
Century Aluminum Co.* (Mining)	2,288	20,455
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,560	41,948
CH Energy Group, Inc. (Electric)	936	48,831
Checkpoint Systems, Inc.* (Electronics)	2,600	35,308
Christopher & Banks Corp. (Retail)	2,288	8,077
CIBER, Inc.* (Computers)	4,576	13,865
Cincinnati Bell, Inc.* (Telecommunications)	12,688	39,206

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIRCOR International, Inc. (Metal Fabricate/Hardware)	624	$18,327
City Holding Co. (Banks)	936	25,263
Clarcor, Inc. (Miscellaneous Manufacturing)	1,664	68,856
Clearwater Paper Corp.* (Forest Products & Paper)	1,456	49,475
Cognex Corp. (Machinery - Diversified)	1,144	31,014
Cohu, Inc. (Semiconductors)	1,040	10,275
Coldwater Creek, Inc.* (Retail)	3,952	4,940
Colonial Properties Trust (REIT)	3,328	60,436
Columbia Banking System, Inc. (Banks)	2,496	35,743
Comfort Systems USA, Inc. (Building Materials)	2,392	19,901
Community Bank System, Inc. (Banks)	1,456	33,037
Comtech Telecommunications Corp. (Telecommunications)	1,664	46,742
CONMED Corp.* (Healthcare - Products)	1,872	43,075
Corinthian Colleges, Inc.* (Commercial Services)	5,408	8,436
Cross Country Healthcare, Inc.* (Commercial Services)	1,976	8,260
CryoLife, Inc.* (Healthcare - Products)	1,040	4,670
CTS Corp. (Electronics)	2,184	17,756
Cubic Corp. (Aerospace/Defense)	312	12,190
Curtiss-Wright Corp. (Aerospace/Defense)	3,016	86,951
Cymer, Inc.* (Electronics)	1,144	42,534
Daktronics, Inc. (Electronics)	1,352	11,600
DealerTrack Holdings, Inc.* (Internet)	1,040	16,297
Delphi Financial Group, Inc. - Class A (Insurance)	3,536	76,095
Deltic Timber Corp. (Forest Products & Paper)	416	24,827
Diamond Foods, Inc. (Food)	520	41,491
DiamondRock Hospitality Co. (REIT)	5,928	41,437
Digi International, Inc.* (Software)	1,664	18,304
Dime Community Bancshares, Inc. (Savings & Loans)	1,040	10,535
Drew Industries, Inc. (Building Materials)	1,248	24,935
DSP Group, Inc.* (Semiconductors)	1,456	8,590
Dycom Industries, Inc.* (Engineering & Construction)	2,184	33,415
E.W. Scripps Co.* (Media)	1,248	8,724
Eagle Materials, Inc. (Building Materials)	1,976	32,900
EastGroup Properties, Inc. (REIT)	728	27,766
El Paso Electric Co. (Electric)	1,456	46,723
Electro Scientific Industries, Inc.* (Electronics)	1,040	12,366
EMCOR Group, Inc.* (Engineering & Construction)	4,264	86,687
Emergent Biosolutions, Inc.* (Biotechnology)	624	9,628
Employers Holdings, Inc. (Insurance)	2,392	30,522
Encore Capital Group, Inc.* (Diversified Financial Services)	208	4,545
Encore Wire Corp. (Electrical Components & Equipment)	1,248	25,684
Entertainment Properties Trust (REIT)	1,560	60,809
EPIQ Systems, Inc. (Software)	2,080	26,062
eResearchTechnology, Inc.* (Internet)	1,456	6,494
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	936	23,868
Ethan Allen Interiors, Inc. (Home Furnishings)	1,664	22,647
Exar Corp.* (Semiconductors)	1,248	7,126
Extra Space Storage, Inc. (REIT)	2,912	54,251
F.N.B. Corp. (Banks)	8,112	69,520
FARO Technologies, Inc.* (Electronics)	520	16,406
Federal Signal Corp. (Miscellaneous Manufacturing)	3,952	17,468
FEI Co.* (Electronics)	1,456	43,622
Financial Engines, Inc.* (Diversified Financial Services)	1,144	20,718
First BanCorp.* (Banks)	1,352	3,786
First Commonwealth Financial Corp. (Banks)	6,760	25,012
First Financial Bancorp (Banks)	1,976	27,269
First Financial Bankshares, Inc. (Banks)	1,144	29,927
First Midwest Bancorp, Inc. (Banks)	4,784	35,019
Forestar Group, Inc.* (Real Estate)	936	10,212
Forward Air Corp. (Transportation)	832	21,174
Franklin Street Properties Corp. (REIT)	4,576	51,755
Fred’s, Inc. (Retail)	2,496	26,607
Fuller (H.B.) Co. (Chemicals)	3,120	56,846
G & K Services, Inc. (Textiles)	1,248	31,874
GenCorp, Inc.* (Aerospace/Defense)	3,744	16,811
General Communication, Inc. - Class A* (Telecommunications)	936	7,675
Genesco, Inc.* (Retail)	624	32,155
Gentiva Health Services, Inc.* (Healthcare - Services)	1,976	10,907
GeoResources, Inc.* (Oil & Gas)	312	5,550
Getty Realty Corp. (REIT)	624	8,998
Gibraltar Industries, Inc.* (Building Materials)	1,976	16,045
Glacier Bancorp, Inc. (Banks)	4,576	42,877
Greatbatch, Inc.* (Healthcare - Products)	624	12,486
Griffon Corp.* (Miscellaneous Manufacturing)	3,016	24,671
Group 1 Automotive, Inc. (Retail)	1,560	55,458
Gulf Island Fabrication, Inc. (Oil & Gas Services)	936	19,356
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,184	41,256
Hanmi Financial Corp.* (Banks)	9,672	8,028
Harmonic, Inc.* (Telecommunications)	4,056	17,279
Harte-Hanks, Inc. (Advertising)	2,808	23,812
Haverty Furniture Cos., Inc. (Retail)	1,248	12,467
Haynes International, Inc. (Metal Fabricate/Hardware)	520	22,594
Headwaters, Inc.* (Energy - Alternate Sources)	3,848	5,541
Healthcare Realty Trust, Inc. (REIT)	3,224	54,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Healthways, Inc.* (Healthcare - Services)	2,184	$21,469
Heartland Express, Inc. (Transportation)	2,184	29,615
Heartland Payment Systems, Inc. (Commercial Services)	2,496	49,221
Heidrick & Struggles International, Inc. (Commercial Services)	1,144	18,819
Helen of Troy, Ltd.* (Household Products/Wares)	1,976	49,637
Hillenbrand, Inc. (Commercial Services)	2,184	40,186
Home Bancshares, Inc. (Banks)	1,456	30,896
Horace Mann Educators Corp. (Insurance)	2,600	29,666
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,560	38,860
Hot Topic, Inc. (Retail)	2,912	22,219
Hub Group, Inc. - Class A* (Transportation)	1,456	41,161
ICU Medical, Inc.* (Healthcare - Products)	416	15,309
Independent Bank Corp./MA (Banks)	1,352	29,392
Infinity Property & Casualty Corp. (Insurance)	832	43,663
InfoSpace, Inc.* (Internet)	2,392	19,997
Inland Real Estate Corp. (REIT)	3,328	24,294
Insight Enterprises, Inc.* (Computers)	2,912	44,088
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,496	28,904
Insperity, Inc. (Commercial Services)	728	16,198
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	2,496	34,769
Interface, Inc. - Class A (Office Furnishings)	1,664	19,735
Intermec, Inc.* (Machinery - Diversified)	3,328	21,699
Intevac, Inc.* (Machinery - Diversified)	832	5,816
Invacare Corp. (Healthcare - Products)	2,080	47,923
Investment Technology Group, Inc.* (Diversified Financial Services)	2,600	25,454
ION Geophysical Corp.* (Oil & Gas Services)	4,160	19,677
J & J Snack Foods Corp. (Food)	416	19,989
Jack in the Box, Inc.* (Retail)	3,016	60,079
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,040	19,708
John Bean Technologies Corp. (Miscellaneous Manufacturing)	832	11,864
K-Swiss, Inc. - Class A* (Apparel)	1,768	7,514
Kaiser Aluminum Corp. (Mining)	1,040	46,051
Kaman Corp. (Aerospace/Defense)	1,664	46,342
Kaydon Corp. (Metal Fabricate/Hardware)	1,352	38,775
Kelly Services, Inc. - Class A (Commercial Services)	1,768	20,155
Kilroy Realty Corp. (REIT)	2,184	68,359
Kite Realty Group Trust (REIT)	4,056	14,845
Knight Transportation, Inc. (Transportation)	1,976	26,301
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	832	21,307
Kraton Performance Polymers, Inc.* (Chemicals)	1,248	20,193
La-Z-Boy, Inc.* (Home Furnishings)	3,328	24,660
Laclede Group, Inc. (Gas)	1,456	56,420
LaSalle Hotel Properties (REIT)	3,432	65,894
Lawson Products, Inc. (Metal Fabricate/Hardware)	208	2,812
LCA-Vision, Inc.* (Healthcare - Products)	728	1,558
Lexington Realty Trust (REIT)	5,408	35,368
LHC Group, Inc.* (Healthcare - Services)	312	5,323
Lincoln Educational Services Corp. (Commercial Services)	520	4,207
Lithia Motors, Inc. - Class A (Retail)	1,456	20,937
Live Nation, Inc.* (Commercial Services)	9,464	75,807
Liz Claiborne, Inc.* (Retail)	4,056	20,280
LogMeIn, Inc.* (Telecommunications)	624	20,723
LoJack Corp.* (Electronics)	728	2,308
LSB Industries, Inc.* (Miscellaneous Manufacturing)	520	14,908
LTC Properties, Inc. (REIT)	936	23,699
Lufkin Industries, Inc. (Oil & Gas Services)	832	44,271
Lydall, Inc.* (Miscellaneous Manufacturing)	1,144	10,182
M/I Schottenstein Homes, Inc.* (Home Builders)	1,248	7,500
Magellan Health Services, Inc.* (Healthcare - Services)	728	35,162
Marcus Corp. (Lodging)	1,248	12,418
MarineMax, Inc.* (Retail)	1,456	9,420
Materion Corp.* (Mining)	416	9,435
Matrix Service Co.* (Oil & Gas Services)	1,664	14,161
Meadowbrook Insurance Group, Inc. (Insurance)	2,288	20,386
MedCath Corp.* (Healthcare - Services)	1,352	18,766
Medical Properties Trust, Inc. (REIT)	2,704	24,201
Meridian Bioscience, Inc. (Healthcare - Products)	1,144	18,007
Merit Medical Systems, Inc.* (Healthcare - Products)	1,144	15,032
Meritage Homes Corp.* (Home Builders)	1,768	26,767
Methode Electronics, Inc. (Electronics)	2,392	17,773
Microsemi Corp.* (Semiconductors)	2,808	44,872
Mid-America Apartment Communities, Inc. (REIT)	936	56,366
Midas, Inc.* (Commercial Services)	936	7,675
MKS Instruments, Inc. (Semiconductors)	2,080	45,157
Mobile Mini, Inc.* (Storage/Warehousing)	1,144	18,807
Molina Healthcare, Inc.* (Healthcare - Services)	1,872	28,904
Monarch Casino & Resort, Inc.* (Lodging)	520	5,086

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monotype Imaging Holdings, Inc.* (Software)	624	$7,569
Moog, Inc. - Class A* (Aerospace/Defense)	2,912	94,989
Movado Group, Inc. (Miscellaneous Manufacturing)	1,144	13,934
MTS Systems Corp. (Computers)	520	15,933
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,392	92,307
Multimedia Games, Inc.* (Entertainment)	1,664	6,723
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,184	22,168
Nara Bancorp, Inc.* (Banks)	2,392	14,519
Nash Finch Co. (Food)	728	19,605
National Financial Partners* (Diversified Financial Services)	1,456	15,929
National Penn Bancshares, Inc. (Banks)	5,408	37,910
National Retail Properties, Inc. (REIT)	2,392	64,273
Natus Medical, Inc.* (Healthcare - Products)	832	7,912
Navigant Consulting Co.* (Commercial Services)	3,328	30,851
NBT Bancorp, Inc. (Banks)	2,184	40,666
NCI Building Systems, Inc.* (Building Materials)	936	7,076
NCI, Inc. - Class A* (Computers)	208	2,481
Neenah Paper, Inc. (Forest Products & Paper)	936	13,272
Network Equipment Technologies, Inc.* (Telecommunications)	936	1,816
New Jersey Resources Corp. (Gas)	2,704	115,109
Newport Corp.* (Electronics)	1,144	12,367
Northwest Bancshares, Inc. (Savings & Loans)	6,656	79,273
Northwest Natural Gas Co. (Gas)	1,144	50,450
NorthWestern Corp. (Electric)	2,288	73,079
NTELOS Holdings Corp. (Telecommunications)	832	14,751
Nutrisystem, Inc. (Internet)	936	11,335
O’Charley’s, Inc.* (Retail)	1,144	6,795
OfficeMax, Inc.* (Retail)	5,512	26,733
Old Dominion Freight Line, Inc.* (Transportation)	1,456	42,180
Old National Bancorp (Banks)	6,032	56,218
Olympic Steel, Inc. (Metal Fabricate/Hardware)	624	10,571
OM Group, Inc.* (Chemicals)	936	24,308
Omnicell, Inc.* (Software)	1,040	14,331
On Assignment, Inc.* (Commercial Services)	2,392	16,911
Orbital Sciences Corp.* (Aerospace/Defense)	1,768	22,630
Oritani Financial Corp. (Savings & Loans)	1,352	17,387
Oxford Industries, Inc. (Apparel)	416	14,269
OYO Geospace Corp.* (Oil & Gas Services)	104	5,854
PacWest Bancorp (Banks)	2,184	30,445
Palomar Medical Technologies, Inc.* (Healthcare - Products)	832	6,556
Papa John’s International, Inc.* (Retail)	520	15,808
Park Electrochemical Corp. (Electronics)	832	17,780
Parkway Properties, Inc. (REIT)	1,456	16,031
PC-Tel, Inc.* (Internet)	1,144	7,036
Penn Virginia Corp. (Oil & Gas)	2,912	16,220
Pennsylvania REIT (REIT)	1,872	14,471
Pericom Semiconductor Corp.* (Semiconductors)	624	4,624
Perry Ellis International, Inc.* (Apparel)	416	7,821
Petroleum Development* (Oil & Gas)	1,040	20,166
PetroQuest Energy, Inc.* (Oil & Gas)	2,080	11,440
PharMerica Corp.* (Pharmaceuticals)	1,872	26,713
Piedmont Natural Gas Co., Inc. (Gas)	2,912	84,128
Pinnacle Entertainment, Inc.* (Entertainment)	2,184	19,831
Pinnacle Financial Partners, Inc.* (Banks)	2,184	23,893
Pioneer Drilling Co.* (Oil & Gas)	3,952	28,375
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,040	18,647
Plexus Corp.* (Electronics)	936	21,172
PolyOne Corp. (Chemicals)	2,392	25,618
Pool Corp. (Distribution/Wholesale)	3,120	81,682
Post Properties, Inc. (REIT)	1,768	61,420
Powell Industries, Inc.* (Electrical Components & Equipment)	520	16,104
Presidential Life Corp. (Insurance)	1,352	11,113
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,872	16,942
PrivateBancorp, Inc. (Banks)	3,848	28,937
ProAssurance Corp. (Insurance)	1,976	142,311
Prospect Capital Corp. (Investment Companies)	6,968	58,601
Provident Financial Services, Inc. (Savings & Loans)	2,288	24,596
PS Business Parks, Inc. (REIT)	624	30,913
PSS World Medical, Inc.* (Healthcare - Products)	1,560	30,716
Pulse Electronics Corp. (Electronics)	1,768	5,056
Quanex Building Products Corp. (Building Materials)	2,392	26,192
Quiksilver, Inc.* (Apparel)	7,904	24,107
RadiSys Corp.* (Computers)	832	5,092
Red Robin Gourmet Burgers, Inc.* (Retail)	728	17,537
Resources Connection, Inc. (Commercial Services)	1,872	18,308
RLI Corp. (Insurance)	1,040	66,123
Robbins & Myers, Inc. (Machinery - Diversified)	1,768	61,367
Rofin-Sinar Technologies, Inc.* (Electronics)	1,144	21,965
Rogers Corp.* (Electronics)	624	24,417
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,248	29,103
Ruby Tuesday, Inc.* (Retail)	4,056	29,041
Rudolph Technologies, Inc.* (Semiconductors)	1,248	8,349
Rue21, Inc.* (Retail)	520	11,799
Ruth’s Hospitality Group, Inc.* (Retail)	2,288	9,816

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
S&T Bancorp, Inc. (Banks)	1,768	$28,571
Safety Insurance Group, Inc. (Insurance)	936	35,409
Sanderson Farms, Inc. (Food)	1,248	59,280
Saul Centers, Inc. (REIT)	312	10,549
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	1,664	6,822
ScanSource, Inc.* (Distribution/Wholesale)	1,768	52,262
School Specialty, Inc.* (Distribution/Wholesale)	1,040	7,415
Schulman (A.), Inc. (Chemicals)	1,976	33,572
SEACOR SMIT, Inc. (Oil & Gas Services)	416	33,367
Select Comfort Corp.* (Home Furnishings)	936	13,076
Selective Insurance Group, Inc. (Insurance)	3,432	44,788
Seneca Foods Corp. - Class A* (Food)	624	12,355
Shuffle Master, Inc.* (Entertainment)	1,560	13,120
Sigma Designs, Inc.* (Semiconductors)	728	5,708
Simmons First National Corp. - Class A (Banks)	1,144	24,825
Simpson Manufacturing Co., Inc. (Building Materials)	2,600	64,818
Skechers U.S.A., Inc. - Class A* (Apparel)	2,392	33,560
Skyline Corp. (Home Builders)	312	2,980
SkyWest, Inc. (Airlines)	3,328	38,305
Smith Corp. (Miscellaneous Manufacturing)	1,040	33,311
Snyders-Lance, Inc. (Food)	1,456	30,358
Sonic Automotive, Inc. (Retail)	2,288	24,687
Sonic Corp.* (Retail)	2,496	17,647
SonoSite, Inc.* (Healthcare - Products)	208	6,311
South Jersey Industries, Inc. (Gas)	1,144	56,914
Southwest Gas Corp. (Gas)	2,912	105,327
Sovran Self Storage, Inc. (REIT)	1,040	38,657
Spartan Motors, Inc. (Auto Parts & Equipment)	2,184	9,020
Spartan Stores, Inc. (Food)	1,456	22,539
Stage Stores, Inc. (Retail)	1,976	27,407
Standard Microsystems Corp.* (Semiconductors)	832	16,141
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,248	16,187
Standard Pacific Corp.* (Home Builders)	6,448	15,927
Standex International Corp. (Miscellaneous Manufacturing)	832	25,900
Stein Mart, Inc. (Retail)	1,768	11,050
Stepan Co. (Chemicals)	520	34,934
Sterling Bancorp (Banks)	1,976	14,346
Stewart Information Services Corp. (Insurance)	1,248	11,032
Stone Energy Corp.* (Oil & Gas)	1,352	21,916
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,456	11,808
Super Micro Computer, Inc.* (Computers)	728	9,122
Superior Industries International, Inc. (Auto Parts & Equipment)	936	14,461
Supertex, Inc.* (Semiconductors)	520	8,996
SurModics, Inc.* (Healthcare - Products)	416	3,786
Susquehanna Bancshares, Inc. (Banks)	8,320	45,510
Swift Energy Co.* (Oil & Gas)	1,768	43,033
SWS Group, Inc. (Diversified Financial Services)	1,872	8,780
Sykes Enterprises, Inc.* (Computers)	1,248	18,658
Symmetricom, Inc.* (Telecommunications)	1,352	5,868
Symmetry Medical, Inc.* (Healthcare - Products)	2,288	17,663
SYNNEX Corp.* (Software)	1,664	43,597
Take-Two Interactive Software, Inc.* (Software)	3,016	38,363
Tekelec* (Telecommunications)	3,952	23,870
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,392	116,873
TeleTech Holdings, Inc.* (Commercial Services)	520	7,925
Tennant Co. (Machinery - Diversified)	624	22,071
Tessera Technologies, Inc.* (Semiconductors)	1,352	16,143
Tetra Tech, Inc.* (Environmental Control)	1,768	33,132
TETRA Technologies, Inc.* (Oil & Gas Services)	4,992	38,538
Texas Capital Bancshares, Inc.* (Banks)	2,392	54,657
Texas Industries, Inc. (Building Materials)	1,768	56,116
The Andersons, Inc. (Agriculture)	520	17,503
The Cato Corp. - Class A (Retail)	728	16,424
The Children’s Place Retail Stores, Inc.* (Retail)	832	38,713
The Finish Line, Inc. - Class A (Retail)	1,144	22,869
The Geo Group, Inc.* (Commercial Services)	4,160	77,210
The Hain Celestial Group, Inc.* (Food)	1,664	50,835
The Medicines Co.* (Biotechnology)	1,352	20,118
The Men’s Wearhouse, Inc. (Retail)	1,456	37,972
The Navigators Group, Inc.* (Insurance)	728	31,450
The Pep Boys - Manny, Moe & Jack (Retail)	3,328	32,847
The Standard Register Co. (Household Products/Wares)	832	2,105
THQ, Inc.* (Software)	4,368	7,557
Tompkins Financial Corp. (Banks)	312	11,163
Toro Co. (Housewares)	832	40,993
Tower Group, Inc. (Insurance)	1,144	26,152
Tredegar Corp. (Miscellaneous Manufacturing)	1,456	21,592
TrueBlue, Inc.* (Commercial Services)	1,560	17,675
TrustCo Bank Corp. NY (Banks)	5,928	26,439
Tuesday Morning Corp.* (Retail)	2,808	9,884
UIL Holdings Corp. (Electric)	3,224	106,166
Ultratech Stepper, Inc.* (Semiconductors)	832	14,269

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UMB Financial Corp. (Banks)	1,352	$43,372
Umpqua Holdings Corp. (Banks)	7,280	63,991
UniFirst Corp. (Textiles)	520	23,551
Unisource Energy Corp. (Electric)	2,392	86,327
United Bankshares, Inc. (Banks)	2,912	58,502
United Community Banks, Inc.* (Banks)	1,248	10,596
United Fire & Casualty Co. (Insurance)	1,352	23,917
United Natural Foods, Inc.* (Food)	1,248	46,226
United Online, Inc. (Internet)	5,720	29,916
United Stationers, Inc. (Distribution/Wholesale)	2,808	76,518
Universal Forest Products, Inc. (Building Materials)	1,248	30,014
Universal Health Realty Income Trust (REIT)	416	13,982
Urstadt Biddle Properties - Class A (REIT)	728	11,626
USA Mobility, Inc. (Telecommunications)	832	10,982
Viad Corp. (Commercial Services)	1,352	22,957
Vitamin Shoppe, Inc.* (Retail)	1,144	42,831
Watts Water Technologies, Inc. - Class A (Electronics)	1,872	49,889
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,120	19,937
WD-40 Co. (Household Products/Wares)	520	20,717
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,248	46,301
Wilshire Bancorp, Inc.* (Banks)	3,848	10,544
Winnebago Industries, Inc.* (Home Builders)	1,872	12,954
Wintrust Financial Corp. (Banks)	2,288	59,053
Wolverine World Wide, Inc. (Apparel)	1,352	44,954
World Fuel Services Corp. (Retail)	4,576	149,406
XO Group, Inc.* (Internet)	1,040	8,497
Zale Corp.* (Retail)	1,664	4,742
Zep, Inc. (Chemicals)	1,456	21,869

TOTAL COMMON STOCKS (Cost $9,818,984)		12,803,313

Rights/Warrants (NM)
First BanCorp, (Banks) (a)	1,534	—

TOTAL RIGHTS/WARRANTS (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (b) (1.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $162,000	$162,000	$162,000

TOTAL REPURCHASE AGREEMENTS (Cost $162,000)		162,000

TOTAL INVESTMENT SECURITIES (Cost $9,980,984) — 100.3%		12,965,313
Net other assets (liabilities) — (0.3)%		(36,742)

NET ASSETS — 100.0%		$12,928,571

*                                         Non-income producing security

(a)                                  Security issued as part of a corporate action and was fair valued at $0 on September 30, 2011.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$23,812	0.2%
Aerospace/Defense	455,960	3.5%
Agriculture	31,206	0.2%
Airlines	38,305	0.3%
Apparel	132,225	1.0%
Auto Parts & Equipment	39,668	0.3%
Banks	1,124,516	8.7%
Biotechnology	39,181	0.3%
Building Materials	301,374	2.3%
Chemicals	311,664	2.4%
Commercial Services	517,598	4.0%
Computers	214,594	1.7%
Distribution/Wholesale	258,106	2.0%
Diversified Financial Services	137,170	1.1%
Electric	555,905	4.3%
Electrical Components & Equipment	99,943	0.8%
Electronics	529,020	4.1%
Energy - Alternate Sources	5,541	NM
Engineering & Construction	149,006	1.2%
Entertainment	39,674	0.3%
Environmental Control	60,407	0.5%
Food	333,301	2.6%
Forest Products & Paper	107,511	0.8%
Gas	468,348	3.6%
Healthcare - Products	347,063	2.7%
Healthcare - Services	285,166	2.2%
Home Builders	66,128	0.5%
Home Furnishings	67,235	0.5%
Household Products/Wares	128,054	1.0%
Housewares	40,993	0.3%
Insurance	613,688	4.7%
Internet	99,572	0.8%
Investment Companies	58,601	0.5%
Leisure Time	71,480	0.6%
Lodging	34,321	0.3%
Machinery - Construction & Mining	36,541	0.3%
Machinery - Diversified	301,648	2.3%
Media	8,724	0.1%
Metal Fabricate/Hardware	225,867	1.8%
Mining	95,901	0.7%
Miscellaneous Manufacturing	520,207	4.0%
Office Furnishings	19,735	0.2%
Oil & Gas	159,069	1.2%
Oil & Gas Services	230,283	1.8%
Pharmaceuticals	33,535	0.3%
REIT	1,039,270	8.0%
Real Estate	10,212	0.1%
Retail	954,104	7.4%

See accompanying notes to schedules of portfolio investments.

Savings & Loans	168,257	1.3%
Semiconductors	262,628	2.0%
Software	170,272	1.3%
Storage/Warehousing	18,807	0.1%
Telecommunications	380,342	2.9%
Textiles	55,425	0.4%
Toys/Games/Hobbies	19,708	0.2%
Transportation	288,798	2.2%
Water	17,644	0.1%
Other**	125,258	1.0%
Total	$12,928,571	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (101.2%)
AAON, Inc. (Building Materials)	1,332	$20,979
Abaxis, Inc.* (Healthcare - Products)	2,664	61,032
Acadia Realty Trust (REIT)	2,664	49,817
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,665	14,352
Aerovironment, Inc.* (Aerospace/Defense)	999	28,122
Air Methods Corp.* (Healthcare - Services)	1,332	84,808
Align Technology, Inc.* (Healthcare - Products)	7,659	116,187
Allegiant Travel Co.* (Airlines)	1,665	78,471
Almost Family, Inc.* (Healthcare - Services)	999	16,613
AMCOL International Corp. (Mining)	1,332	31,955
American Public Education, Inc.* (Commercial Services)	1,998	67,932
American Science & Engineering, Inc. (Electronics)	999	60,989
American States Water Co. (Water)	999	33,896
Analogic Corp. (Electronics)	666	30,243
Approach Resources, Inc.* (Oil & Gas)	1,332	22,631
Arbitron, Inc. (Commercial Services)	2,997	99,141
ArQule, Inc.* (Biotechnology)	5,994	30,270
Atlantic Tele-Network, Inc. (Telecommunications)	999	32,847
ATMI, Inc.* (Semiconductors)	1,332	21,072
AZZ, Inc. (Miscellaneous Manufacturing)	999	38,731
B&G Foods, Inc. - Class A (Food)	2,997	49,990
Badger Meter, Inc. (Electronics)	999	28,901
Balchem Corp. (Chemicals)	3,330	124,242
Bank of the Ozarks, Inc. (Banks)	1,998	41,818
Basic Energy Services, Inc.* (Oil & Gas Services)	1,332	18,861
Belden, Inc. (Electrical Components & Equipment)	2,331	60,117
Big 5 Sporting Goods Corp. (Retail)	1,332	8,099
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	2,664	49,044
BioMed Realty Trust, Inc. (REIT)	6,993	115,874
BJ’s Restaurants, Inc.* (Retail)	2,664	117,509
Blackbaud, Inc. (Software)	4,995	111,239
Blue Coat Systems, Inc.* (Internet)	4,662	64,709
Blue Nile, Inc.* (Internet)	1,665	58,741
Boston Beer Co., Inc. - Class A* (Beverages)	999	72,627
Bottomline Technologies, Inc.* (Software)	3,996	80,479
Brunswick Corp. (Leisure Time)	4,995	70,130
Buckeye Technologies, Inc. (Forest Products & Paper)	4,329	104,372
Buffalo Wild Wings, Inc.* (Retail)	1,998	119,480
Cabela’s, Inc.* (Retail)	4,995	102,348
Cabot Microelectronics Corp.* (Semiconductors)	1,665	57,259
Cal-Maine Foods, Inc. (Food)	999	31,399
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	666	6,667
Calavo Growers, Inc. (Food)	1,332	27,333
Calgon Carbon Corp.* (Environmental Control)	2,997	43,666
Cantel Medical Corp. (Healthcare - Products)	999	21,099
Capella Education Co.* (Commercial Services)	1,665	47,253
Cardtronics, Inc.* (Commercial Services)	4,995	114,485
Carter’s, Inc.* (Apparel)	5,661	172,887
Cascade Corp. (Machinery - Diversified)	333	11,119
Cash America International, Inc. (Retail)	3,330	170,363
Cbeyond, Inc.* (Telecommunications)	3,330	23,510
CEC Entertainment, Inc. (Retail)	2,331	66,364
Century Aluminum Co.* (Mining)	2,331	20,839
CEVA, Inc.* (Semiconductors)	2,664	64,762
Chemed Corp. (Commercial Services)	2,331	128,112
CIRCOR International, Inc. (Metal Fabricate/Hardware)	999	29,341
Cirrus Logic, Inc.* (Semiconductors)	7,326	107,985
Clarcor, Inc. (Miscellaneous Manufacturing)	2,664	110,236
Cognex Corp. (Machinery - Diversified)	2,664	72,221
Cohu, Inc. (Semiconductors)	999	9,870
Coinstar, Inc.* (Retail)	3,330	133,200
Colonial Properties Trust (REIT)	3,996	72,567
Community Bank System, Inc. (Banks)	1,332	30,223
CommVault Systems, Inc.* (Software)	4,995	185,115
Computer Programs & Systems, Inc. (Software)	1,332	88,112
comScore, Inc.* (Internet)	3,663	61,795
Consolidated Graphics, Inc.* (Commercial Services)	999	36,493
Contango Oil & Gas Co. (Oil & Gas)	1,332	72,874
CorVel Corp.* (Commercial Services)	666	28,305
Cracker Barrel Old Country Store, Inc. (Retail)	2,664	106,773
Crocs, Inc.* (Apparel)	9,990	236,463
CryoLife, Inc.* (Healthcare - Products)	1,332	5,981
CSG Systems International, Inc.* (Software)	3,996	50,509
Cubic Corp. (Aerospace/Defense)	999	39,031
Cubist Pharmaceuticals, Inc.* (Biotechnology)	6,993	246,993
Cyberonics, Inc.* (Healthcare - Products)	2,664	75,391
Cymer, Inc.* (Electronics)	1,332	49,524
Daktronics, Inc. (Electronics)	1,665	14,286
Darling International, Inc.* (Environmental Control)	13,320	167,699
DealerTrack Holdings, Inc.* (Internet)	2,997	46,963
Deltic Timber Corp. (Forest Products & Paper)	666	39,747
DG Fastchannel, Inc.* (Media)	2,997	50,799
Diamond Foods, Inc. (Food)	1,332	106,280
DiamondRock Hospitality Co. (REIT)	8,325	58,192

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dime Community Bancshares, Inc. (Savings & Loans)	1,332	$13,493
DineEquity, Inc.* (Retail)	1,665	64,086
Diodes, Inc.* (Semiconductors)	3,996	71,608
DTS, Inc.* (Home Furnishings)	1,998	49,610
E.W. Scripps Co.* (Media)	1,332	9,311
Eagle Materials, Inc. (Building Materials)	1,665	27,722
EastGroup Properties, Inc. (REIT)	1,665	63,503
Ebix, Inc.* (Software)	3,663	53,846
eHealth, Inc.* (Insurance)	2,331	31,841
El Paso Electric Co. (Electric)	1,998	64,116
Electro Scientific Industries, Inc.* (Electronics)	999	11,878
Emergent Biosolutions, Inc.* (Biotechnology)	1,665	25,691
Encore Capital Group, Inc.* (Diversified Financial Services)	1,332	29,104
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,331	69,184
Entertainment Properties Trust (REIT)	2,664	103,843
Entropic Communications, Inc.* (Semiconductors)	9,657	39,883
Enzo Biochem, Inc.* (Biotechnology)	3,663	9,414
eResearchTechnology, Inc.* (Internet)	2,331	10,396
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,332	33,966
Exar Corp.* (Semiconductors)	2,997	17,113
Exponent, Inc.* (Engineering & Construction)	1,665	68,814
Extra Space Storage, Inc. (REIT)	5,661	105,464
EZCORP, Inc. - Class A* (Retail)	4,995	142,557
FARO Technologies, Inc.* (Electronics)	999	31,518
FEI Co.* (Electronics)	1,998	59,860
Financial Engines, Inc.* (Diversified Financial Services)	2,331	42,214
First Cash Financial Services, Inc.* (Retail)	3,330	139,694
First Financial Bancorp (Banks)	2,997	41,359
First Financial Bankshares, Inc. (Banks)	1,665	43,556
Forestar Group, Inc.* (Real Estate)	2,331	25,431
Forrester Research, Inc. (Commercial Services)	1,665	54,129
Forward Air Corp. (Transportation)	1,998	50,849
General Communication, Inc. - Class A* (Telecommunications)	2,331	19,114
Genesco, Inc.* (Retail)	1,665	85,797
GeoResources, Inc.* (Oil & Gas)	1,665	29,620
Getty Realty Corp. (REIT)	1,998	28,811
Greatbatch, Inc.* (Healthcare - Products)	1,665	33,317
GT Advanced Technologies, Inc.* (Semiconductors)	14,319	100,519
Gulfport Energy Corp.* (Oil & Gas)	4,662	112,727
Haemonetics Corp.* (Healthcare - Products)	2,997	175,265
Harmonic, Inc.* (Telecommunications)	5,994	25,534
Hawkins, Inc. (Chemicals)	999	31,808
Haynes International, Inc. (Metal Fabricate/Hardware)	333	14,469
Healthcare Realty Trust, Inc. (REIT)	2,997	50,499
Healthcare Services Group, Inc. (Commercial Services)	7,326	118,242
HealthSpring, Inc.* (Healthcare - Services)	7,659	279,247
Heartland Express, Inc. (Transportation)	2,997	40,639
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	999	33,566
Hibbett Sports, Inc.* (Retail)	2,997	101,568
Hillenbrand, Inc. (Commercial Services)	3,330	61,272
Hittite Microwave Corp.* (Semiconductors)	2,997	145,954
HMS Holdings Corp.* (Commercial Services)	9,657	235,534
HSN, Inc.* (Retail)	4,329	143,420
Hub Group, Inc. - Class A* (Transportation)	1,665	47,070
Iconix Brand Group, Inc.* (Apparel)	8,325	131,535
ICU Medical, Inc.* (Healthcare - Products)	666	24,509
iGATE Corp. (Computers)	3,330	38,428
II-VI, Inc.* (Electronics)	5,994	104,895
Inland Real Estate Corp. (REIT)	2,997	21,878
Insperity, Inc. (Commercial Services)	1,332	29,637
Integra LifeSciences Holdings* (Healthcare - Products)	2,331	83,380
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,665	25,724
Interactive Intelligence Group, Inc.* (Software)	1,665	45,205
Interface, Inc. - Class A (Office Furnishings)	3,663	43,443
Interval Leisure Group, Inc.* (Leisure Time)	4,662	62,098
Intevac, Inc.* (Machinery - Diversified)	999	6,983
ION Geophysical Corp.* (Oil & Gas Services)	6,993	33,077
IPC The Hospitalist Co.* (Healthcare - Services)	1,998	71,309
iRobot Corp.* (Machinery - Diversified)	2,997	75,405
J & J Snack Foods Corp. (Food)	999	48,002
j2 Global Communications, Inc. (Internet)	5,328	143,323
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	999	18,931
JDA Software Group, Inc.* (Software)	4,662	109,277
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,665	23,743
Jos. A. Bank Clothiers, Inc.* (Retail)	2,997	139,750
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	4,329	60,130
Kaydon Corp. (Metal Fabricate/Hardware)	1,332	38,202
Kensey Nash Corp.* (Healthcare - Products)	999	24,476
Kid Brands, Inc.* (Household Products/Wares)	1,998	5,275
Kilroy Realty Corp. (REIT)	2,664	83,383
Kirkland’s, Inc.* (Retail)	1,998	18,322

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Knight Transportation, Inc. (Transportation)	3,330	$44,322
Kopin Corp.* (Semiconductors)	7,659	26,270
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	999	25,584
Kraton Performance Polymers, Inc.* (Chemicals)	1,332	21,552
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,325	62,105
Landauer, Inc. (Commercial Services)	999	49,490
LaSalle Hotel Properties (REIT)	3,663	70,330
LCA-Vision, Inc.* (Healthcare - Products)	666	1,425
Lexington Realty Trust (REIT)	5,994	39,201
LHC Group, Inc.* (Healthcare - Services)	1,332	22,724
Lincoln Educational Services Corp. (Commercial Services)	1,665	13,470
Lindsay Manufacturing Co. (Machinery - Diversified)	1,332	71,662
Liquidity Services, Inc.* (Internet)	2,331	74,755
Littelfuse, Inc. (Electrical Components & Equipment)	2,664	107,119
LivePerson, Inc.* (Computers)	5,328	53,014
Liz Claiborne, Inc.* (Retail)	3,663	18,315
LogMeIn, Inc.* (Telecommunications)	1,332	44,236
LoJack Corp.* (Electronics)	666	2,111
LSB Industries, Inc.* (Miscellaneous Manufacturing)	999	28,641
LTC Properties, Inc. (REIT)	1,665	42,158
Lufkin Industries, Inc. (Oil & Gas Services)	1,998	106,314
Lumber Liquidators Holdings, Inc.* (Retail)	2,997	45,255
Magellan Health Services, Inc.* (Healthcare - Services)	2,331	112,587
Maidenform Brands, Inc.* (Apparel)	2,664	62,364
Manhattan Associates, Inc.* (Computers)	2,331	77,110
Materion Corp.* (Mining)	1,332	30,210
MAXIMUS, Inc. (Commercial Services)	3,996	139,460
Meadowbrook Insurance Group, Inc. (Insurance)	1,998	17,802
Medical Properties Trust, Inc. (REIT)	7,659	68,548
Medifast, Inc.* (Commercial Services)	1,665	26,890
Mercury Computer Systems, Inc.* (Computers)	3,330	38,295
Meridian Bioscience, Inc. (Healthcare - Products)	2,664	41,931
Merit Medical Systems, Inc.* (Healthcare - Products)	2,664	35,005
Micrel, Inc. (Semiconductors)	5,661	53,610
Microsemi Corp.* (Semiconductors)	4,662	74,499
MicroStrategy, Inc. - Class A* (Software)	999	113,956
Mid-America Apartment Communities, Inc. (REIT)	2,331	140,373
MKS Instruments, Inc. (Semiconductors)	2,331	50,606
Mobile Mini, Inc.* (Storage/Warehousing)	1,998	32,847
Monarch Casino & Resort, Inc.* (Lodging)	333	3,257
Monolithic Power Systems, Inc.* (Semiconductors)	3,330	33,899
Monotype Imaging Holdings, Inc.* (Software)	2,997	36,354
Monro Muffler Brake, Inc. (Commercial Services)	3,330	109,790
MTS Systems Corp. (Computers)	999	30,609
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,332	91,668
Nanometrics, Inc.* (Semiconductors)	1,998	28,971
National Financial Partners* (Diversified Financial Services)	2,331	25,501
National Penn Bancshares, Inc. (Banks)	4,329	30,346
National Presto Industries, Inc. (Aerospace/Defense)	666	57,882
National Retail Properties, Inc. (REIT)	6,327	170,007
Natus Medical, Inc.* (Healthcare - Products)	1,998	19,001
NCI Building Systems, Inc.* (Building Materials)	666	5,035
NCI, Inc. - Class A* (Computers)	666	7,945
Neogen Corp.* (Pharmaceuticals)	2,664	92,494
NETGEAR, Inc.* (Telecommunications)	4,329	112,078
NetScout Systems, Inc.* (Computers)	3,996	45,634
Network Equipment Technologies, Inc.* (Telecommunications)	1,665	3,230
Neutral Tandem, Inc.* (Telecommunications)	3,663	35,458
Newport Corp.* (Electronics)	2,331	25,198
Nolan Co.* (Media)	3,330	29,937
Northwest Natural Gas Co. (Gas)	999	44,056
Novatel Wireless, Inc.* (Telecommunications)	3,663	11,062
NTELOS Holdings Corp. (Telecommunications)	1,998	35,425
Nutrisystem, Inc. (Internet)	1,665	20,163
NuVasive, Inc.* (Healthcare - Products)	4,329	73,896
Old Dominion Freight Line, Inc.* (Transportation)	2,664	77,176
OM Group, Inc.* (Chemicals)	1,998	51,888
Omnicell, Inc.* (Software)	1,998	27,532
Oplink Communications, Inc.* (Telecommunications)	2,331	35,291
Orbital Sciences Corp.* (Aerospace/Defense)	3,330	42,624
Orion Marine Group, Inc.* (Engineering & Construction)	2,997	17,293
Oritani Financial Corp. (Savings & Loans)	3,996	51,389
OSI Systems, Inc.* (Electronics)	2,331	78,135
Oxford Industries, Inc. (Apparel)	666	22,844
OYO Geospace Corp.* (Oil & Gas Services)	333	18,745
P.F. Chang’s China Bistro, Inc. (Retail)	2,664	72,567
Palomar Medical Technologies, Inc.* (Healthcare - Products)	666	5,248

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Papa John’s International, Inc.* (Retail)	1,332	$40,493
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,996	106,374
PAREXEL International Corp.* (Commercial Services)	6,660	126,074
Park Electrochemical Corp. (Electronics)	666	14,232
Peet’s Coffee & Tea, Inc.* (Beverages)	1,332	74,113
Pennsylvania REIT (REIT)	2,997	23,167
Perficient, Inc.* (Internet)	3,330	24,376
Pericom Semiconductor Corp.* (Semiconductors)	1,665	12,338
Perry Ellis International, Inc.* (Apparel)	666	12,521
PetMed Express, Inc. (Retail)	2,331	20,979
Petroleum Development* (Oil & Gas)	999	19,371
PetroQuest Energy, Inc.* (Oil & Gas)	2,664	14,652
Piedmont Natural Gas Co., Inc. (Gas)	2,997	86,583
Pinnacle Entertainment, Inc.* (Entertainment)	2,997	27,213
Plexus Corp.* (Electronics)	2,331	52,727
PolyOne Corp. (Chemicals)	5,994	64,196
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,998	124,316
Post Properties, Inc. (REIT)	2,664	92,547
Power Integrations, Inc. (Semiconductors)	3,330	101,931
Prestige Brands Holdings, Inc.* (Household Products/Wares)	2,331	21,096
Progress Software Corp.* (Software)	7,659	134,415
Provident Financial Services, Inc. (Savings & Loans)	1,998	21,479
PS Business Parks, Inc. (REIT)	999	49,490
PSS World Medical, Inc.* (Healthcare - Products)	3,330	65,568
Pulse Electronics Corp. (Electronics)	1,665	4,762
Quaker Chemical Corp. (Chemicals)	1,332	34,525
Quality Systems, Inc. (Software)	2,331	226,107
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	6,993	190,629
RadiSys Corp.* (Computers)	999	6,114
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	8,325	484,515
Resources Connection, Inc. (Commercial Services)	1,665	16,284
RightNow Technologies, Inc.* (Software)	2,997	99,051
Robbins & Myers, Inc. (Machinery - Diversified)	1,998	69,351
Rofin-Sinar Technologies, Inc.* (Electronics)	1,332	25,574
Rogers Corp.* (Electronics)	666	26,061
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,332	31,062
Rubicon Technology, Inc.* (Semiconductors)	1,998	21,838
Rudolph Technologies, Inc.* (Semiconductors)	1,332	8,911
Rue21, Inc.* (Retail)	999	22,667
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,660	197,136
Saul Centers, Inc. (REIT)	666	22,517
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	4,995	20,480
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,665	93,024
SEACOR SMIT, Inc. (Oil & Gas Services)	1,665	133,550
Select Comfort Corp.* (Home Furnishings)	4,662	65,128
Shuffle Master, Inc.* (Entertainment)	3,330	28,005
Sigma Designs, Inc.* (Semiconductors)	2,331	18,275
Signature Bank* (Banks)	5,328	254,305
Skyline Corp. (Home Builders)	333	3,180
Smith Corp. (Miscellaneous Manufacturing)	2,331	74,662
Smith Micro Software, Inc.* (Software)	3,663	5,568
Snyders-Lance, Inc. (Food)	2,664	55,544
Sonic Corp.* (Retail)	2,664	18,834
SonoSite, Inc.* (Healthcare - Products)	999	30,310
Sourcefire, Inc.* (Internet)	3,330	89,111
South Jersey Industries, Inc. (Gas)	1,332	66,267
Sovran Self Storage, Inc. (REIT)	1,332	49,510
Stamps.com, Inc. (Internet)	1,332	27,226
Standard Microsystems Corp.* (Semiconductors)	999	19,381
Steven Madden, Ltd.* (Apparel)	4,329	130,303
Stifel Financial Corp.* (Diversified Financial Services)	5,994	159,201
Stone Energy Corp.* (Oil & Gas)	2,997	48,581
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,998	16,204
Stratasys, Inc.* (Computers)	2,331	43,217
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,998	51,908
Super Micro Computer, Inc.* (Computers)	1,665	20,862
Superior Industries International, Inc. (Auto Parts & Equipment)	999	15,435
Supertex, Inc.* (Semiconductors)	666	11,522
SurModics, Inc.* (Healthcare - Products)	999	9,091
Swift Energy Co.* (Oil & Gas)	1,665	40,526
Sykes Enterprises, Inc.* (Computers)	2,331	34,848
Symmetricom, Inc.* (Telecommunications)	2,331	10,117
Synaptics, Inc.* (Computers)	3,663	87,546
Synchronoss Technologies, Inc.* (Software)	2,997	74,655
Take-Two Interactive Software, Inc.* (Software)	4,329	55,065
Taleo Corp. - Class A* (Software)	4,662	119,907
Tanger Factory Outlet Centers, Inc. (REIT)	9,657	251,179
TeleTech Holdings, Inc.* (Commercial Services)	1,998	30,450
Tennant Co. (Machinery - Diversified)	999	35,335
Tessera Technologies, Inc.* (Semiconductors)	3,330	39,760
Tetra Tech, Inc.* (Environmental Control)	3,996	74,885

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Roadhouse, Inc. - Class A (Retail)	6,993	$92,447
The Andersons, Inc. (Agriculture)	999	33,626
The Buckle, Inc. (Retail)	2,997	115,265
The Cato Corp. - Class A (Retail)	1,998	45,075
The Children’s Place Retail Stores, Inc.* (Retail)	1,332	61,978
The Ensign Group, Inc. (Healthcare - Services)	1,998	46,174
The Finish Line, Inc. - Class A (Retail)	3,996	79,880
The Hain Celestial Group, Inc.* (Food)	1,998	61,039
The Medicines Co.* (Biotechnology)	3,663	54,505
The Men’s Wearhouse, Inc. (Retail)	3,330	86,846
Tompkins Financial Corp. (Banks)	333	11,915
Toro Co. (Housewares)	1,998	98,441
Tower Group, Inc. (Insurance)	2,664	60,899
TreeHouse Foods, Inc.* (Food)	3,996	247,113
TriQuint Semiconductor, Inc.* (Semiconductors)	18,648	93,613
True Religion Apparel, Inc.* (Apparel)	2,997	80,799
TrueBlue, Inc.* (Commercial Services)	1,998	22,637
TTM Technologies, Inc.* (Electronics)	5,661	53,836
Tyler Technologies, Inc.* (Software)	2,997	75,764
Ultratech Stepper, Inc.* (Semiconductors)	1,332	22,844
UMB Financial Corp. (Banks)	1,332	42,731
UniFirst Corp. (Textiles)	999	45,245
United Natural Foods, Inc.* (Food)	3,330	123,343
Universal Electronics, Inc.* (Home Furnishings)	1,665	27,289
Universal Health Realty Income Trust (REIT)	666	22,384
Universal Technical Institute, Inc.* (Commercial Services)	2,331	31,678
Urstadt Biddle Properties - Class A (REIT)	1,332	21,272
USA Mobility, Inc. (Telecommunications)	999	13,187
Veeco Instruments, Inc.* (Semiconductors)	4,662	113,753
ViaSat, Inc.* (Telecommunications)	4,662	155,291
Vicor Corp. (Electrical Components & Equipment)	2,331	20,396
ViroPharma, Inc.* (Pharmaceuticals)	7,992	144,415
Virtusa Corp.* (Computers)	1,998	26,374
Vitamin Shoppe, Inc.* (Retail)	1,332	49,870
Volterra Semiconductor Corp.* (Semiconductors)	2,664	51,229
WD-40 Co. (Household Products/Wares)	999	39,800
Websense, Inc.* (Internet)	4,329	74,892
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,665	61,772
Wolverine World Wide, Inc. (Apparel)	2,997	99,650
World Acceptance Corp.* (Diversified Financial Services)	1,665	93,157
Wright Express Corp.* (Commercial Services)	4,329	164,675
XO Group, Inc.* (Internet)	1,665	13,603
Zoll Medical Corp.* (Healthcare - Products)	2,331	87,972
Zumiez, Inc.* (Retail)	2,331	40,816

TOTAL COMMON STOCKS (Cost $17,215,877)		22,713,694

	Principal Amount	Value
Repurchase Agreements (a) (NM)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $9,000	$9,000	$9,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000

TOTAL INVESTMENT SECURITIES (Cost $17,224,877) — 101.2%		22,722,694
Net other assets (liabilities) — (1.2)%		(278,561)

NET ASSETS — 100.0%		$22,444,133

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$167,659	0.7%
Agriculture	33,626	0.2%
Airlines	78,471	0.4%
Apparel	949,366	4.2%
Auto Parts & Equipment	15,435	0.1%
Banks	496,253	2.2%
Beverages	146,740	0.7%
Biotechnology	851,388	3.8%
Building Materials	53,736	0.2%
Chemicals	328,211	1.5%
Commercial Services	1,751,433	7.8%
Computers	509,996	2.3%
Cosmetics/Personal Care	25,724	0.1%
Distribution/Wholesale	91,668	0.4%
Diversified Financial Services	480,160	2.1%
Electric	64,116	0.3%
Electrical Components & Equipment	201,984	0.9%
Electronics	674,730	3.0%
Engineering & Construction	86,107	0.4%
Entertainment	55,218	0.2%
Environmental Control	286,250	1.3%
Food	750,043	3.3%
Forest Products & Paper	297,273	1.3%
Gas	196,906	0.9%
Healthcare - Products	1,051,856	4.7%
Healthcare - Services	682,506	3.0%
Home Builders	3,180	NM
Home Furnishings	142,027	0.6%

See accompanying notes to schedules of portfolio investments.

Household Products/Wares	66,171	0.3%
Housewares	98,441	0.4%
Insurance	110,542	0.5%
Internet	710,053	3.2%
Leisure Time	132,228	0.6%
Lodging	3,257	NM
Machinery - Diversified	342,076	1.5%
Media	90,047	0.4%
Metal Fabricate/Hardware	113,074	0.5%
Mining	83,004	0.4%
Miscellaneous Manufacturing	472,859	2.1%
Office Furnishings	43,443	0.2%
Oil & Gas	360,982	1.6%
Oil & Gas Services	310,547	1.4%
Pharmaceuticals	785,094	3.5%
REIT	1,816,514	8.1%
Real Estate	25,431	0.1%
Retail	2,470,617	11.0%
Savings & Loans	86,361	0.4%
Semiconductors	1,481,380	6.6%
Software	1,692,156	7.5%
Storage/Warehousing	32,847	0.1%
Telecommunications	556,380	2.5%
Textiles	45,245	0.2%
Toys/Games/Hobbies	18,931	0.1%
Transportation	260,056	1.2%
Water	33,896	0.2%
Other**	(269,561)	(1.2)%
Total	$22,444,133	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.9%)
AU Optronics Corp.ADR (Electronics)	166,992	$661,288
Baidu, Inc.ADR* (Internet)	14,271	1,525,713
BHP Billiton, Ltd.ADR (Mining)	45,156	3,000,165
China Life Insurance Co., Ltd.ADR (Insurance)	50,694	1,800,144
China Mobile, Ltd.ADR (Telecommunications)	42,600	2,075,046
China Unicom, Ltd.ADR (Telecommunications)	149,313	3,045,985
CNOOC, Ltd.ADR (Oil & Gas)	11,289	1,809,627
Ctrip.com International, Ltd.ADR* (Internet)	34,080	1,096,013
Focus Media Holding, Ltd.ADR* (Advertising)	62,196	1,044,271
Hanwha SolarOne Co., Ltd.ADR* (Semiconductors)	162,519	391,671
HDFC Bank, Ltd.ADR (Banks)	56,445	1,645,372
ICICI Bank, Ltd.ADR (Banks)	41,748	1,449,491
Infosys Technologies, Ltd.ADR (Computers)	34,293	1,751,344
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	181,689	323,406
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	123,753	386,109
LG. Philips LCD Co., Ltd.ADR (Electronics)	101,175	824,576
Melco Crown Entertainment, Ltd.ADR* (Lodging)	241,116	2,003,674
Mindray Medical International, Ltd.ADR (Healthcare - Products)	55,380	1,307,522
Netease.com, Inc.ADR* (Internet)	38,127	1,454,926
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	56,232	1,291,649
PetroChina Co., Ltd.ADR (Oil & Gas)	19,596	2,361,122
POSCOADR (Iron/Steel)	27,051	2,056,147
Renesola, Ltd.ADR* (Semiconductors)	144,201	248,026
SK Telecom Co., Ltd.ADR (Telecommunications)	80,514	1,132,832
Sterlite Industries (India), Ltd.ADR (Mining)	110,121	1,014,214
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	171,465	396,084
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	242,394	2,770,563
Tata Motors, Ltd.ADR (Auto Manufacturers)	57,723	887,780
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	60,705	369,086
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	135,255	419,290

TOTAL COMMON STOCKS (Cost $30,513,846)		40,543,136

	Principal Amount	Value
Repurchase Agreements (a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $102,000	$102,000	$102,000

TOTAL REPURCHASE AGREEMENTS (Cost $102,000)		102,000

TOTAL INVESTMENT SECURITIES (Cost $30,615,846) — 100.2%		40,645,136
Net other assets (liabilities) — (0.2)%		(77,774)

NET ASSETS — 100.0%		$40,567,362

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$1,044,271	2.6%
Auto Manufacturers	887,780	2.2%
Banks	3,094,863	7.6%
Commercial Services	1,291,649	3.2%
Computers	1,751,344	4.3%
Electrical Components & Equipment	815,374	2.0%
Electronics	1,485,864	3.7%
Energy - Alternate Sources	1,078,601	2.7%
Healthcare - Products	1,307,522	3.2%
Insurance	1,800,144	4.4%
Internet	4,076,652	10.0%
Iron/Steel	2,056,147	5.1%
Lodging	2,003,674	4.9%
Mining	4,014,379	9.9%
Oil & Gas	4,170,749	10.3%
Semiconductors	3,410,260	8.4%
Telecommunications	6,253,863	15.4%
Other**	24,226	0.1%
Total	$40,567,362	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2011:

	Value	% of Net Assets
Australia	$3,000,165	7.4%
China	14,415,032	35.5%
Hong Kong	8,934,332	22.0%
India	6,748,201	16.7%
South Korea	4,013,555	9.9%
Taiwan	3,431,851	8.4%
Other**	24,226	0.1%
Total	$40,567,362	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (97.6%)
Alcatel-LucentADR* (Telecommunications)	203,013	$574,527
Anheuser-Busch InBev N.V.ADR (Beverages)	13,596	720,316
ArcelorMittalNYS (Iron/Steel)	25,029	398,211
ARM Holdings PLCADR (Semiconductors)	35,226	898,263
ASML Holding N.V.NYS (Semiconductors)	19,776	683,063
AstraZeneca PLCADR (Pharmaceuticals)	14,523	644,240
Banco Santander S.A.ADR (Banks)	93,318	750,277
Barclays PLCADR (Banks)	47,895	468,413
BHP Billiton PLCADR (Mining)	20,703	1,098,915
BP PLCADR (Oil & Gas)	23,175	835,922
Diageo PLCADR (Beverages)	8,652	656,946
Eni SpAADR (Oil & Gas)	11,742	412,497
Ensco PLCADR (Oil & Gas)	12,360	499,715
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,922	739,999
HSBC Holdings PLCADR (Banks)	29,355	1,116,664
Koninklijke Phillips Electronics N.V.NYS (Electronics)	23,793	426,847
Nokia, Corp.ADR (Telecommunications)	75,087	424,992
Rio Tinto PLCADR (Mining)	19,467	858,105
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	17,304	1,064,542
Sanofi-AventisADR (Pharmaceuticals)	21,012	689,194
SAP AGADR (Software)	17,922	907,212
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	7,107	667,561
Siemens AGADR (Miscellaneous Manufacturing)	9,888	887,844
Statoil ASAADR (Oil & Gas)	31,209	672,554
Telefonaktiebolaget LM EricssonADR (Telecommunications)	72,306	690,522
Telefonica S.A.ADR (Telecommunications)	47,277	903,936
Tenaris S.A.ADR (Metal Fabricate/Hardware)	16,377	416,795
Total S.A.ADR (Oil & Gas)	18,540	813,350
Unilever N.V.NYS (Food)	23,175	729,781
Vodafone Group PLCADR (Telecommunications)	42,642	1,093,767

TOTAL COMMON STOCKS (Cost $18,690,939)		21,744,970

	Principal Amount	Value
Repurchase Agreements (a) (2.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $503,000	$503,000	$503,000

TOTAL REPURCHASE AGREEMENTS (Cost $503,000)		503,000

TOTAL INVESTMENT SECURITIES (Cost $19,193,939) — 99.9%		22,247,970
Net other assets (liabilities) — 0.1%		20,654

NET ASSETS — 100.0%		$22,268,624

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $562,875)	10	$(33,793)

ProFund VP Europe 30 invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Banks	$2,335,354	10.4%
Beverages	1,377,262	6.2%
Electronics	426,847	1.9%
Food	729,781	3.3%
Iron/Steel	398,211	1.8%
Metal Fabricate/Hardware	416,795	1.9%
Mining	1,957,020	8.8%
Miscellaneous Manufacturing	887,844	4.0%
Oil & Gas	4,298,580	19.3%
Pharmaceuticals	2,740,994	12.3%
Semiconductors	1,581,326	7.1%
Software	907,212	4.1%
Telecommunications	3,687,744	16.5%
Other**	523,654	2.4%
Total	$22,268,624	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2011:

	Value	% of Net Assets
Belgium	$720,316	3.2%
Finland	424,992	1.9%
France	2,077,071	9.3%
Germany	1,795,056	8.1%
Ireland	667,561	3.0%
Italy	412,497	1.8%
Luxembourg	815,006	3.7%
Netherlands	2,904,233	13.1%
Norway	672,554	3.0%
Spain	1,654,213	7.5%
Sweden	690,522	3.1%
United Kingdom	8,910,949	39.9%
Other**	523,654	2.4%
Total	$22,268,624	100.0%

See accompanying notes to schedules of portfolio investments.

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (103.5%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $3,844,000	$3,844,000	$3,844,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,844,000)		3,844,000

TOTAL INVESTMENT SECURITIES (Cost $3,844,000) — 103.5%		3,844,000
Net other assets (liabilities) — (3.5)%		(131,211)

NET ASSETS — 100.0%		$3,712,789

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $768,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$2,481,748	$(76,488)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	1,223,173	(36,948)
		$(113,436)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (79.8%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	27,750	$612,720
AngloGold Ashanti, Ltd.ADR (Mining)	5,400	223,344
Baidu, Inc.ADR* (Internet)	1,950	208,474
Banco Bradesco S.A.ADR (Banks)	27,450	405,985
Banco Santander Brasil S.A.ADR (Banks)	8,100	59,292
BRF-Brazil Foods S.A.ADR (Food)	9,600	168,288
Cemex S.A.B. de C.V.ADR* (Building Materials)	14,550	45,978
China Life Insurance Co., Ltd.ADR (Insurance)	7,200	255,672
China Mobile, Ltd.ADR (Telecommunications)	15,000	730,650
China Petroleum and Chemical Corp.ADR (Oil & Gas)	2,400	229,920
China Telecom Corp., Ltd.ADR (Telecommunications)	1,950	120,685
China Unicom, Ltd.ADR (Telecommunications)	6,750	137,700
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	5,550	183,150
CNOOC, Ltd.ADR (Oil & Gas)	2,100	336,630
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	3,450	84,456
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	5,550	82,362
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	11,250	89,325
Companhia Vale Do Rio DoceADR (Mining)	18,750	427,500
Compania de Minas Buenaventura S.A.ADR (Mining)	2,250	84,915
Ctrip.com International, Ltd.ADR* (Internet)	2,100	67,536
Ecopetrol S.A.ADR (Oil & Gas)	3,000	120,870
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,500	65,010
Enersis S.A.ADR (Electric)	3,750	63,413
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	2,700	175,014
Gerdau S.A.ADR (Iron/Steel)	12,900	91,977
Gold Fields, Ltd.ADR (Mining)	9,600	147,072
Grupo Televisa S.A.ADR (Media)	8,100	148,959
HDFC Bank, Ltd.ADR (Banks)	8,100	236,115
ICICI Bank, Ltd.ADR (Banks)	6,150	213,528
Infosys Technologies, Ltd.ADR (Computers)	6,900	352,383
Itau Unibanco Holding S.A.ADR (Banks)	32,100	498,192
KB Financial Group, Inc.ADR (Diversified Financial Services)	5,550	181,818
Korea Electric Power Corp.ADR* (Electric)	7,500	63,750
Mobile TeleSystemsADR (Telecommunications)	7,350	90,405
PetroChina Co., Ltd.ADR (Oil & Gas)	3,000	361,470
Petroleo Brasileiro S.A.ADR (Oil & Gas)	23,700	532,065
POSCOADR (Iron/Steel)	3,900	296,439
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,600	119,052
Sasol, Ltd.ADR (Oil & Gas)	7,050	286,230
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	3,150	215,586
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,350	64,544
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	69,900	798,957
Tata Motors, Ltd.ADR (Auto Manufacturers)	4,950	76,131
Telecomunicacoes De Sao Paulo S.A.ADR (Telecommunications)	4,200	111,090
Ultrapar Participacoes S.A.ADR (Chemicals)	5,850	92,606
United Microelectronics Corp.ADR (Semiconductors)	37,350	71,339
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	2,850	60,135

TOTAL COMMON STOCKS (Cost $10,896,773)		10,088,732

Preferred Stocks (12.6%)
Companhia de Bebidas das Americas (AmBev) (Beverages)	11,400	349,410
Petroleo Brasileiro S.A. (Oil & Gas)	30,600	634,032
Vale S.A. (Mining)	29,250	614,250

TOTAL PREFERRED STOCKS (Cost $1,825,236)		1,597,692

	Principal Amount	Value
Repurchase Agreements (a)(b) (8.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $1,025,000	$1,025,000	$1,025,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,025,000)		1,025,000

TOTAL INVESTMENT SECURITIES (Cost $13,747,009) — 100.5%		12,711,424
Net other assets (liabilities) — (0.5)%		(60,446)

NET ASSETS — 100.0%		$12,650,978

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $536,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$649,335	$(33,890)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	315,956	(14,677)
		$(48,567)

ProFund VP Emerging Markets invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$76,131	0.6%
Banks	1,413,112	11.2%
Beverages	608,880	4.8%
Building Materials	45,978	0.4%
Chemicals	157,150	1.2%
Coal	60,135	0.5%
Computers	352,383	2.8%
Diversified Financial Services	397,404	3.1%
Electric	274,535	2.2%
Food	168,288	1.3%
Insurance	255,672	2.0%
Internet	276,010	2.2%
Iron/Steel	477,741	3.8%
Media	148,959	1.2%
Mining	1,497,081	11.8%
Oil & Gas	2,501,217	19.8%
Semiconductors	870,296	6.9%
Telecommunications	2,105,452	16.6%
Other**	964,554	7.6%
Total	$12,650,978	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2011:

	Value	% of Net Assets
Brazil	$4,240,830	33.4%
Chile	192,967	1.5%
China	2,508,872	19.9%
Colombia	120,870	1.0%
India	878,157	7.0%
Indonesia	119,052	0.9%
Mexico	982,671	7.8%
Peru	84,915	0.7%
Russia	90,405	0.7%
South Africa	656,646	5.3%
South Korea	757,593	5.9%
Taiwan	1,053,446	8.3%
Other**	964,554	7.6%
Total	$12,650,978	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a) (90.0%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $5,443,000	$5,443,000	$5,443,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,443,000)		5,443,000

TOTAL INVESTMENT SECURITIES (Cost $5,443,000) — 90.0%		5,443,000
Net other assets (liabilities) — 10.0%		605,196

NET ASSETS — 100.0%		$6,048,196

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/9/11 (Underlying notional amount at value $6,055,950)	141	$(137,772)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (35.4%)
3M Co. (Miscellaneous Manufacturing)	448	$32,162
Abbott Laboratories (Pharmaceuticals)	984	50,322
Abercrombie & Fitch Co. - Class A (Retail)	56	3,447
Accenture PLC - Class A (Computers)	408	21,493
ACE, Ltd. (Insurance)	216	13,090
Adobe Systems, Inc.* (Software)	312	7,541
Advanced Micro Devices, Inc.* (Semiconductors)	368	1,869
Aetna, Inc. (Healthcare - Services)	232	8,433
AFLAC, Inc. (Insurance)	296	10,345
Agilent Technologies, Inc.* (Electronics)	216	6,750
Air Products & Chemicals, Inc. (Chemicals)	136	10,386
Airgas, Inc. (Chemicals)	40	2,553
AK Steel Holding Corp. (Iron/Steel)	72	471
Akamai Technologies, Inc.* (Internet)	120	2,386
Alcoa, Inc. (Mining)	672	6,431
Allegheny Technologies, Inc. (Iron/Steel)	64	2,367
Allergan, Inc. (Pharmaceuticals)	192	15,817
Allstate Corp. (Insurance)	328	7,770
Alpha Natural Resources, Inc.* (Coal)	144	2,547
Altera Corp. (Semiconductors)	208	6,558
Altria Group, Inc. (Agriculture)	1,304	34,960
Amazon.com, Inc.* (Internet)	232	50,165
Ameren Corp. (Electric)	152	4,525
American Electric Power, Inc. (Electric)	304	11,558
American Express Co. (Diversified Financial Services)	656	29,454
American International Group, Inc. (Insurance)	272	5,970
American Tower Corp.* (Telecommunications)	248	13,342
Ameriprise Financial, Inc. (Diversified Financial Services)	152	5,983
AmerisourceBergen Corp. (Pharmaceuticals)	168	6,261
Amgen, Inc. (Biotechnology)	584	32,091
Amphenol Corp. - Class A (Electronics)	104	4,240
Anadarko Petroleum Corp. (Oil & Gas)	312	19,672
Analog Devices, Inc. (Semiconductors)	192	6,000
AON Corp. (Insurance)	208	8,732
Apache Corp. (Oil & Gas)	240	19,258
Apartment Investment and Management Co. - Class A (REIT)	80	1,770
Apollo Group, Inc. - Class A* (Commercial Services)	80	3,169
Apple Computer, Inc.* (Computers)	584	222,609
Applied Materials, Inc. (Semiconductors)	832	8,611
Archer-Daniels-Midland Co. (Agriculture)	424	10,519
Assurant, Inc. (Insurance)	56	2,005
AT&T, Inc. (Telecommunications)	3,728	106,323
Autodesk, Inc.* (Software)	144	4,000
Automatic Data Processing, Inc. (Commercial Services)	312	14,711
AutoNation, Inc.* (Retail)	32	1,049
AutoZone, Inc.* (Retail)	16	5,107
Avalonbay Communities, Inc. (REIT)	56	6,387
Avery Dennison Corp. (Household Products/Wares)	64	1,605
Avon Products, Inc. (Cosmetics/Personal Care)	272	5,331
Baker Hughes, Inc. (Oil & Gas Services)	272	12,556
Ball Corp. (Packaging & Containers)	104	3,226
Bank of America Corp. (Banks)	6,384	39,070
Bank of New York Mellon Corp. (Banks)	776	14,426
Bard (C.R.), Inc. (Healthcare - Products)	56	4,902
Baxter International, Inc. (Healthcare - Products)	360	20,210
BB&T Corp. (Banks)	440	9,385
Becton, Dickinson & Co. (Healthcare - Products)	136	9,972
Bed Bath & Beyond, Inc.* (Retail)	152	8,711
Bemis Co., Inc. (Packaging & Containers)	64	1,876
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,104	78,428
Best Buy Co., Inc. (Retail)	192	4,474
Big Lots, Inc.* (Retail)	40	1,393
Biogen Idec, Inc.* (Biotechnology)	152	14,159
BlackRock, Inc. (Diversified Financial Services)	64	9,473
BMC Software, Inc.* (Software)	112	4,319
Boeing Co. (Aerospace/Defense)	464	28,077
Boston Properties, Inc. (REIT)	96	8,554
Boston Scientific Corp.* (Healthcare - Products)	960	5,674
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	33,639
Broadcom Corp. - Class A (Semiconductors)	304	10,120
Brown-Forman Corp. (Beverages)	64	4,489
C.H. Robinson Worldwide, Inc. (Transportation)	104	7,121
CA, Inc. (Software)	240	4,658
Cablevision Systems Corp. - Class A (Media)	144	2,265
Cabot Oil & Gas Corp. (Oil & Gas)	64	3,962
Cameron International Corp.* (Oil & Gas Services)	152	6,314
Campbell Soup Co. (Food)	112	3,625
Capital One Financial Corp. (Banks)	288	11,413
Cardinal Health, Inc. (Pharmaceuticals)	216	9,046
CareFusion Corp.* (Healthcare - Products)	144	3,449
Carmax, Inc.* (Retail)	144	3,434
Carnival Corp. - Class A (Leisure Time)	288	8,726
Caterpillar, Inc. (Machinery - Construction & Mining)	408	30,127
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	208	2,800
CBS Corp. - Class B (Media)	424	8,641

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	288	$17,833
CenterPoint Energy, Inc. (Gas)	272	5,337
CenturyLink, Inc. (Telecommunications)	392	12,983
Cephalon, Inc.* (Pharmaceuticals)	48	3,874
Cerner Corp.* (Software)	88	6,030
CF Industries Holdings, Inc. (Chemicals)	48	5,923
Chesapeake Energy Corp. (Oil & Gas)	416	10,629
Chevron Corp. (Oil & Gas)	1,264	116,945
Chipotle Mexican Grill, Inc.* (Retail)	16	4,847
Chubb Corp. (Insurance)	184	11,038
CIGNA Corp. (Healthcare - Services)	168	7,046
Cincinnati Financial Corp. (Insurance)	104	2,738
Cintas Corp. (Textiles)	72	2,026
Cisco Systems, Inc. (Telecommunications)	3,464	53,657
Citigroup, Inc. (Banks)	1,840	47,141
Citrix Systems, Inc.* (Software)	120	6,544
Cliffs Natural Resources, Inc. (Iron/Steel)	88	4,503
Clorox Co. (Household Products/Wares)	80	5,306
CME Group, Inc. (Diversified Financial Services)	40	9,856
CMS Energy Corp. (Electric)	160	3,166
Coach, Inc. (Apparel)	184	9,537
Coca-Cola Co. (Beverages)	1,448	97,827
Coca-Cola Enterprises, Inc. (Beverages)	200	4,976
Cognizant Technology Solutions Corp.* (Computers)	192	12,038
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	26,959
Comcast Corp. - Class A (Media)	1,728	36,115
Comerica, Inc. (Banks)	128	2,940
Computer Sciences Corp. (Computers)	96	2,578
Compuware Corp.* (Software)	136	1,042
ConAgra Foods, Inc. (Food)	264	6,394
ConocoPhillips (Oil & Gas)	864	54,709
CONSOL Energy, Inc. (Coal)	144	4,886
Consolidated Edison, Inc. (Electric)	184	10,492
Constellation Brands, Inc.* (Beverages)	120	2,160
Constellation Energy Group, Inc. (Electric)	128	4,872
Corning, Inc. (Telecommunications)	992	12,261
Costco Wholesale Corp. (Retail)	272	22,337
Coventry Health Care, Inc.* (Healthcare - Services)	96	2,766
Covidien PLC (Healthcare - Products)	312	13,759
CSX Corp. (Transportation)	688	12,845
Cummins, Inc. (Machinery - Diversified)	120	9,799
CVS Caremark Corp. (Retail)	848	28,476
D.R. Horton, Inc. (Home Builders)	176	1,591
Danaher Corp. (Miscellaneous Manufacturing)	360	15,098
Darden Restaurants, Inc. (Retail)	88	3,762
DaVita, Inc.* (Healthcare - Services)	56	3,510
Dean Foods Co.* (Food)	112	993
Deere & Co. (Machinery - Diversified)	264	17,047
Dell, Inc.* (Computers)	976	13,810
Denbury Resources, Inc.* (Oil & Gas)	256	2,944
DENTSPLY International, Inc. (Healthcare - Products)	88	2,701
Devon Energy Corp. (Oil & Gas)	264	14,636
DeVry, Inc. (Commercial Services)	40	1,478
Diamond Offshore Drilling, Inc. (Oil & Gas)	40	2,190
DIRECTV - Class A* (Media)	464	19,604
Discover Financial Services (Diversified Financial Services)	344	7,891
Discovery Communications, Inc. - Class A* (Media)	176	6,621
Dominion Resources, Inc. (Electric)	360	18,277
Dover Corp. (Miscellaneous Manufacturing)	120	5,592
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,274
DTE Energy Co. (Electric)	104	5,098
Duke Energy Corp. (Electric)	840	16,792
Dun & Bradstreet Corp. (Software)	32	1,960
E*TRADE Financial Corp.* (Diversified Financial Services)	160	1,458
E.I. du Pont de Nemours & Co. (Chemicals)	584	23,343
Eastman Chemical Co. (Chemicals)	48	3,289
Eaton Corp. (Miscellaneous Manufacturing)	216	7,668
eBay, Inc.* (Internet)	720	21,233
Ecolab, Inc. (Chemicals)	144	7,040
Edison International (Electric)	208	7,956
Edwards Lifesciences Corp.* (Healthcare - Products)	72	5,132
El Paso Corp. (Pipelines)	488	8,530
Electronic Arts, Inc.* (Software)	208	4,254
Eli Lilly & Co. (Pharmaceuticals)	640	23,661
EMC Corp.* (Computers)	1,304	27,371
Emerson Electric Co. (Electrical Components & Equipment)	472	19,498
Entergy Corp. (Electric)	112	7,425
EOG Resources, Inc. (Oil & Gas)	168	11,930
EQT Corp. (Oil & Gas)	96	5,123
Equifax, Inc. (Commercial Services)	80	2,459
Equity Residential (REIT)	184	9,544
Exelon Corp. (Electric)	416	17,726
Expedia, Inc. (Internet)	120	3,090
Expeditors International of Washington, Inc. (Transportation)	136	5,515
Express Scripts, Inc.* (Pharmaceuticals)	304	11,269
Exxon Mobil Corp. (Oil & Gas)	3,064	222,538
F5 Networks, Inc.* (Internet)	48	3,410
Family Dollar Stores, Inc. (Retail)	72	3,662
Fastenal Co. (Distribution/Wholesale)	184	6,124
Federated Investors, Inc. - Class B (Diversified Financial Services)	56	982
FedEx Corp. (Transportation)	200	13,536
Fidelity National Information Services, Inc. (Software)	160	3,891
Fifth Third Bancorp (Banks)	576	5,818
First Horizon National Corp. (Banks)	168	1,003

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Energy - Alternate Sources)	40	$2,528
FirstEnergy Corp. (Electric)	264	11,856
Fiserv, Inc.* (Software)	88	4,468
FLIR Systems, Inc. (Electronics)	104	2,605
Flowserve Corp. (Machinery - Diversified)	32	2,368
Fluor Corp. (Engineering & Construction)	112	5,214
FMC Corp. (Chemicals)	48	3,320
FMC Technologies, Inc.* (Oil & Gas Services)	152	5,715
Ford Motor Co.* (Auto Manufacturers)	2,392	23,131
Forest Laboratories, Inc.* (Pharmaceuticals)	176	5,419
Fortune Brands, Inc. (Household Products/Wares)	96	5,192
Franklin Resources, Inc. (Diversified Financial Services)	88	8,416
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	600	18,270
Frontier Communications Corp. (Telecommunications)	624	3,813
GameStop Corp. - Class A* (Retail)	88	2,033
Gannett Co., Inc. (Media)	152	1,449
General Dynamics Corp. (Aerospace/Defense)	224	12,743
General Electric Co. (Miscellaneous Manufacturing)	6,672	101,681
General Mills, Inc. (Food)	408	15,696
Genuine Parts Co. (Distribution/Wholesale)	96	4,877
Genworth Financial, Inc. - Class A* (Insurance)	312	1,791
Gilead Sciences, Inc.* (Biotechnology)	488	18,934
Goodrich Corp. (Aerospace/Defense)	80	9,654
Google, Inc. - Class A* (Internet)	160	82,301
H & R Block, Inc. (Commercial Services)	192	2,556
Halliburton Co. (Oil & Gas Services)	576	17,580
Harley-Davidson, Inc. (Leisure Time)	152	5,218
Harman International Industries, Inc. (Home Furnishings)	48	1,372
Harris Corp. (Telecommunications)	72	2,460
Hartford Financial Services Group, Inc. (Insurance)	280	4,519
Hasbro, Inc. (Toys/Games/Hobbies)	80	2,609
HCP, Inc. (REIT)	256	8,975
Health Care REIT, Inc. (REIT)	112	5,242
Heinz (H.J.) Co. (Food)	200	10,096
Helmerich & Payne, Inc. (Oil & Gas)	64	2,598
Hess Corp. (Oil & Gas)	192	10,072
Hewlett-Packard Co. (Computers)	1,304	29,275
Home Depot, Inc. (Retail)	984	32,344
Honeywell International, Inc. (Miscellaneous Manufacturing)	496	21,779
Hormel Foods Corp. (Food)	88	2,378
Hospira, Inc.* (Healthcare - Products)	104	3,848
Host Hotels & Resorts, Inc. (REIT)	448	4,901
Hudson City Bancorp, Inc. (Savings & Loans)	336	1,902
Humana, Inc. (Healthcare - Services)	104	7,564
Huntington Bancshares, Inc. (Banks)	544	2,611
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	12,979
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	208	5,843
Integrys Energy Group, Inc. (Electric)	48	2,334
Intel Corp. (Semiconductors)	3,304	70,474
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,677
International Business Machines Corp. (Computers)	752	131,623
International Flavors & Fragrances, Inc. (Chemicals)	48	2,699
International Game Technology (Entertainment)	184	2,674
International Paper Co. (Forest Products & Paper)	272	6,324
Interpublic Group of Cos., Inc. (Advertising)	304	2,189
Intuit, Inc.* (Software)	192	9,109
Intuitive Surgical, Inc.* (Healthcare - Products)	24	8,743
Invesco, Ltd. (Diversified Financial Services)	280	4,343
Iron Mountain, Inc. (Commercial Services)	128	4,047
ITT Industries, Inc. (Miscellaneous Manufacturing)	120	5,040
J.C. Penney Co., Inc. (Retail)	88	2,357
J.P. Morgan Chase & Co. (Banks)	2,456	73,975
Jabil Circuit, Inc. (Electronics)	112	1,992
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	2,583
Janus Capital Group, Inc. (Diversified Financial Services)	120	720
JDS Uniphase Corp.* (Telecommunications)	144	1,436
JM Smucker Co. (Food)	72	5,248
Johnson & Johnson (Healthcare - Products)	1,728	110,091
Johnson Controls, Inc. (Auto Parts & Equipment)	432	11,392
Joy Global, Inc. (Machinery - Construction & Mining)	64	3,992
Juniper Networks, Inc.* (Telecommunications)	336	5,799
Kellogg Co. (Food)	160	8,510
KeyCorp (Banks)	600	3,558
Kimberly-Clark Corp. (Household Products/Wares)	248	17,611
Kimco Realty Corp. (REIT)	256	3,848
KLA -Tencor Corp. (Semiconductors)	104	3,981
Kohls Corp. (Retail)	176	8,642
Kraft Foods, Inc. (Food)	1,112	37,341
Kroger Co. (Food)	384	8,433
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	3,966
Laboratory Corp. of America Holdings* (Healthcare - Services)	64	5,059
Legg Mason, Inc. (Diversified Financial Services)	80	2,057
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	1,742

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	104	$1,408
Leucadia National Corp. (Holding Companies - Diversified)	128	2,903
Lexmark International, Inc. - Class A* (Computers)	48	1,297
Life Technologies Corp.* (Biotechnology)	112	4,304
Limited, Inc. (Retail)	152	5,854
Lincoln National Corp. (Insurance)	192	3,001
Linear Technology Corp. (Semiconductors)	144	3,982
Lockheed Martin Corp. (Aerospace/Defense)	176	12,785
Loews Corp. (Insurance)	192	6,634
Lorillard, Inc. (Agriculture)	88	9,742
Lowe’s Cos., Inc. (Retail)	792	15,317
LSI Logic Corp.* (Semiconductors)	360	1,865
M&T Bank Corp. (Banks)	80	5,592
Macy’s, Inc. (Retail)	272	7,159
Marathon Oil Corp. (Oil & Gas)	448	9,668
Marathon Petroleum Corp. (Oil & Gas)	224	6,061
Marriott International, Inc. - Class A (Lodging)	176	4,801
Marsh & McLennan Cos., Inc. (Insurance)	344	9,130
Masco Corp. (Building Materials)	224	1,595
MasterCard, Inc. - Class A (Commercial Services)	64	20,298
Mattel, Inc. (Toys/Games/Hobbies)	216	5,592
McCormick & Co., Inc. (Food)	80	3,693
McDonald’s Corp. (Retail)	648	56,907
McGraw-Hill Cos., Inc. (Media)	192	7,872
McKesson Corp. (Pharmaceuticals)	152	11,050
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	128	8,810
MeadWestvaco Corp. (Forest Products & Paper)	104	2,554
Medco Health Solutions, Inc.* (Pharmaceuticals)	240	11,254
Medtronic, Inc. (Healthcare - Products)	664	22,071
MEMC Electronic Materials, Inc.* (Semiconductors)	144	755
Merck & Co., Inc. (Pharmaceuticals)	1,944	63,588
MetLife, Inc. (Insurance)	664	18,599
MetroPCS Communications, Inc.* (Telecommunications)	184	1,603
Microchip Technology, Inc. (Semiconductors)	120	3,733
Micron Technology, Inc.* (Semiconductors)	632	3,185
Microsoft Corp. (Software)	4,696	116,883
Molex, Inc. (Electrical Components & Equipment)	88	1,793
Molson Coors Brewing Co. - Class B (Beverages)	104	4,119
Monsanto Co. (Chemicals)	336	20,173
Monster Worldwide, Inc.* (Commercial Services)	80	574
Moody’s Corp. (Commercial Services)	128	3,898
Morgan Stanley Dean Witter & Co. (Banks)	936	12,636
Motorola Mobility Holdings, Inc.* (Telecommunications)	168	6,347
Motorola Solutions, Inc. (Telecommunications)	192	8,045
Murphy Oil Corp. (Oil & Gas)	120	5,299
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	4,624
Nabors Industries, Ltd.* (Oil & Gas)	184	2,256
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	80	1,851
National Oilwell Varco, Inc. (Oil & Gas Services)	264	13,522
NetApp, Inc.* (Computers)	232	7,874
Netflix, Inc.* (Internet)	32	3,621
Newell Rubbermaid, Inc. (Housewares)	184	2,184
Newfield Exploration Co.* (Oil & Gas)	80	3,175
Newmont Mining Corp. (Mining)	312	19,625
News Corp. - Class A (Media)	1,440	22,277
NextEra Energy, Inc. (Electric)	264	14,261
Nicor, Inc. (Gas)	32	1,760
NIKE, Inc. - Class B (Apparel)	240	20,522
NiSource, Inc. (Gas)	176	3,763
Noble Corp. (Oil & Gas)	160	4,696
Noble Energy, Inc. (Oil & Gas)	112	7,930
Nordstrom, Inc. (Retail)	104	4,751
Norfolk Southern Corp. (Transportation)	216	13,180
Northeast Utilities System (Electric)	112	3,769
Northern Trust Corp. (Banks)	152	5,317
Northrop Grumman Corp. (Aerospace/Defense)	176	9,180
Novellus Systems, Inc.* (Semiconductors)	40	1,090
NRG Energy, Inc.* (Electric)	152	3,224
Nucor Corp. (Iron/Steel)	200	6,328
NVIDIA Corp.* (Semiconductors)	384	4,800
NYSE Euronext (Diversified Financial Services)	168	3,904
O’Reilly Automotive, Inc.* (Retail)	88	5,863
Occidental Petroleum Corp. (Oil & Gas)	512	36,608
Omnicom Group, Inc. (Advertising)	176	6,484
ONEOK, Inc. (Pipelines)	64	4,227
Oracle Corp. (Software)	2,488	71,505
Owens-Illinois, Inc.* (Packaging & Containers)	104	1,572
PACCAR, Inc. (Auto Manufacturers)	232	7,846
Pall Corp. (Miscellaneous Manufacturing)	72	3,053
Parker Hannifin Corp. (Miscellaneous Manufacturing)	96	6,061
Patterson Cos., Inc. (Healthcare - Products)	56	1,603
Paychex, Inc. (Commercial Services)	200	5,274
Peabody Energy Corp. (Coal)	168	5,692
People’s United Financial, Inc. (Savings & Loans)	240	2,736
Pepco Holdings, Inc. (Electric)	144	2,724
PepsiCo, Inc. (Beverages)	1,000	61,900
PerkinElmer, Inc. (Electronics)	72	1,383

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pfizer, Inc. (Pharmaceuticals)	4,912	$86,844
PG&E Corp. (Electric)	256	10,831
Philip Morris International, Inc. (Agriculture)	1,104	68,868
Pinnacle West Capital Corp. (Electric)	72	3,092
Pioneer Natural Resources Co. (Oil & Gas)	72	4,735
Pitney Bowes, Inc. (Office/Business Equipment)	128	2,406
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	3,610
PNC Financial Services Group (Banks)	328	15,806
PPG Industries, Inc. (Chemicals)	96	6,783
PPL Corp. (Electric)	360	10,274
Praxair, Inc. (Chemicals)	192	17,948
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	13,681
Priceline.com, Inc.* (Internet)	32	14,383
Principal Financial Group, Inc. (Insurance)	200	4,534
Procter & Gamble Co. (Cosmetics/Personal Care)	1,728	109,175
Progress Energy, Inc. (Electric)	184	9,517
Progressive Corp. (Insurance)	400	7,104
Prologis, Inc. (REIT)	288	6,984
Prudential Financial, Inc. (Insurance)	304	14,245
Public Service Enterprise Group, Inc. (Electric)	320	10,678
Public Storage, Inc. (REIT)	88	9,799
Pulte Group, Inc.* (Home Builders)	216	853
QEP Resources, Inc. (Oil & Gas)	112	3,032
Qualcomm, Inc. (Telecommunications)	1,056	51,353
Quanta Services, Inc.* (Commercial Services)	136	2,555
Quest Diagnostics, Inc. (Healthcare - Services)	96	4,739
R.R. Donnelley & Sons Co. (Commercial Services)	120	1,694
Ralph Lauren Corp. (Apparel)	40	5,188
Range Resources Corp. (Oil & Gas)	104	6,080
Raytheon Co. (Aerospace/Defense)	224	9,155
Red Hat, Inc.* (Software)	120	5,071
Regions Financial Corp. (Banks)	792	2,637
Republic Services, Inc. (Environmental Control)	200	5,612
Reynolds American, Inc. (Agriculture)	216	8,096
Robert Half International, Inc. (Commercial Services)	88	1,867
Rockwell Automation, Inc. (Machinery - Diversified)	88	4,928
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,065
Roper Industries, Inc. (Machinery - Diversified)	64	4,410
Ross Stores, Inc. (Retail)	72	5,666
Rowan Cos., Inc.* (Oil & Gas)	80	2,415
Ryder System, Inc. (Transportation)	32	1,200
Safeway, Inc. (Food)	224	3,725
SAIC, Inc.* (Commercial Services)	176	2,079
Salesforce.com, Inc.* (Software)	88	10,057
SanDisk Corp.* (Computers)	152	6,133
Sara Lee Corp. (Food)	368	6,017
SCANA Corp. (Electric)	72	2,912
Schlumberger, Ltd. (Oil & Gas Services)	848	50,651
Scripps Networks Interactive - Class A (Media)	64	2,379
Sealed Air Corp. (Packaging & Containers)	104	1,737
Sears Holdings Corp.* (Retail)	24	1,380
Sempra Energy (Gas)	152	7,828
Sherwin-Williams Co. (Chemicals)	56	4,162
Sigma-Aldrich Corp. (Chemicals)	80	4,943
Simon Property Group, Inc. (REIT)	184	20,236
SLM Corp. (Diversified Financial Services)	320	3,984
Snap-on, Inc. (Hand/Machine Tools)	40	1,776
Southern Co. (Electric)	544	23,049
Southwest Airlines Co. (Airlines)	504	4,052
Southwestern Energy Co.* (Oil & Gas)	216	7,199
Spectra Energy Corp. (Pipelines)	408	10,008
Sprint Nextel Corp.* (Telecommunications)	1,888	5,740
St. Jude Medical, Inc. (Healthcare - Products)	208	7,528
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	5,106
Staples, Inc. (Retail)	448	5,958
Starbucks Corp. (Retail)	472	17,601
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	4,658
State Street Corp. (Banks)	320	10,291
Stericycle, Inc.* (Environmental Control)	56	4,520
Stryker Corp. (Healthcare - Products)	208	9,803
Sunoco, Inc. (Oil & Gas)	80	2,481
SunTrust Banks, Inc. (Banks)	336	6,031
SuperValu, Inc. (Food)	136	906
Symantec Corp.* (Internet)	472	7,694
Sysco Corp. (Food)	376	9,738
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	7,643
Target Corp. (Retail)	424	20,793
TECO Energy, Inc. (Electric)	136	2,330
Tellabs, Inc. (Telecommunications)	232	995
Tenet Healthcare Corp.* (Healthcare - Services)	296	1,222
Teradata Corp.* (Computers)	104	5,567
Teradyne, Inc.* (Semiconductors)	120	1,321
Tesoro Petroleum Corp.* (Oil & Gas)	88	1,713
Texas Instruments, Inc. (Semiconductors)	728	19,401
Textron, Inc. (Miscellaneous Manufacturing)	176	3,105
The AES Corp.* (Electric)	416	4,060
The Charles Schwab Corp. (Diversified Financial Services)	680	7,664
The Dow Chemical Co. (Chemicals)	744	16,710
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	72	6,325
The Gap, Inc. (Retail)	216	3,508
The Goldman Sachs Group, Inc. (Banks)	320	30,256

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	$1,534
The Hershey Co. (Food)	96	5,687
The Mosaic Co. (Chemicals)	176	8,619
The Travelers Cos., Inc. (Insurance)	264	12,865
The Williams Cos., Inc. (Pipelines)	368	8,957
Thermo Fisher Scientific, Inc.* (Electronics)	240	12,154
Tiffany & Co. (Retail)	80	4,866
Time Warner Cable, Inc. (Media)	208	13,035
Time Warner, Inc. (Media)	656	19,660
Titanium Metals Corp. (Mining)	56	839
TJX Cos., Inc. (Retail)	240	13,313
Torchmark Corp. (Insurance)	64	2,231
Total System Services, Inc. (Commercial Services)	104	1,761
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	12,062
Tyson Foods, Inc. - Class A (Food)	184	3,194
U.S. Bancorp (Banks)	1,208	28,436
Union Pacific Corp. (Transportation)	304	24,828
United Parcel Service, Inc. - Class B (Transportation)	616	38,900
United States Steel Corp. (Iron/Steel)	88	1,937
United Technologies Corp. (Aerospace/Defense)	576	40,527
UnitedHealth Group, Inc. (Healthcare - Services)	680	31,362
UnumProvident Corp. (Insurance)	192	4,024
Urban Outfitters, Inc.* (Retail)	72	1,607
V.F. Corp. (Apparel)	56	6,805
Valero Energy Corp. (Oil & Gas)	360	6,401
Varian Medical Systems, Inc.* (Healthcare - Products)	72	3,756
Ventas, Inc. (REIT)	184	9,090
VeriSign, Inc. (Internet)	104	2,975
Verizon Communications, Inc. (Telecommunications)	1,784	65,651
Viacom, Inc. - Class B (Media)	360	13,946
Visa, Inc. - Class A (Commercial Services)	320	27,430
Vornado Realty Trust (REIT)	120	8,954
Vulcan Materials Co. (Mining)	80	2,205
W.W. Grainger, Inc. (Distribution/Wholesale)	40	5,982
Wal-Mart Stores, Inc. (Retail)	1,104	57,298
Walgreen Co. (Retail)	568	18,682
Walt Disney Co. (Media)	1,168	35,227
Washington Post Co. - Class B (Media)	8	2,616
Waste Management, Inc. (Environmental Control)	296	9,638
Waters Corp.* (Electronics)	56	4,227
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	5,460
WellPoint, Inc. (Healthcare - Services)	224	14,623
Wells Fargo & Co. (Banks)	3,328	80,271
Western Digital Corp.* (Computers)	144	3,704
Western Union Co. (Commercial Services)	392	5,994
Weyerhaeuser Co. (REIT)	336	5,225
Whirlpool Corp. (Home Furnishings)	48	2,396
Whole Foods Market, Inc. (Food)	96	6,270
Windstream Corp. (Telecommunications)	320	3,731
Wisconsin Energy Corp. (Electric)	144	4,506
Wyndham Worldwide Corp. (Lodging)	104	2,965
Wynn Resorts, Ltd. (Lodging)	48	5,524
Xcel Energy, Inc. (Electric)	304	7,506
Xerox Corp. (Office/Business Equipment)	880	6,134
Xilinx, Inc. (Semiconductors)	168	4,610
XL Group PLC (Insurance)	208	3,910
Yahoo!, Inc.* (Internet)	792	10,423
YUM! Brands, Inc. (Retail)	296	14,619
Zimmer Holdings, Inc.* (Healthcare - Products)	120	6,420
Zions Bancorp (Banks)	120	1,688

TOTAL COMMON STOCKS (Cost $5,789,343)		6,487,792

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	6

TOTAL RIGHTS/WARRANTS (Cost $16)		6

	Principal Amount	Value
Repurchase Agreements (a)(b) (27.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $5,110,000	$5,110,000	$5,110,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,110,000)		5,110,000

TOTAL INVESTMENT SECURITIES (Cost $10,899,359) — 63.3%		11,597,798
Net other assets (liabilities) — 36.7%		6,717,126

NET ASSETS — 100.0%		$18,314,924

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $1,917,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $4,221,563)	75	$(151,000)

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$14,197,090	$(49,612)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	11,479,561	(288,769)
		$(338,381)

ProFund VP UltraBull invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$8,673	0.1%
Aerospace/Defense	131,152	0.7%
Agriculture	132,185	0.7%
Airlines	4,052	NM
Apparel	42,052	0.2%
Auto Manufacturers	30,977	0.2%
Auto Parts & Equipment	12,926	0.1%
Banks	410,301	2.2%
Beverages	180,745	1.0%
Biotechnology	87,321	0.5%
Building Materials	1,595	NM
Chemicals	137,891	0.8%
Coal	13,125	0.1%
Commercial Services	101,844	0.6%
Computers	485,372	2.7%
Cosmetics/Personal Care	147,790	0.8%
Distribution/Wholesale	16,983	0.1%
Diversified Financial Services	111,356	0.6%
Electric	234,810	1.3%
Electrical Components & Equipment	21,291	0.1%
Electronics	33,351	0.2%
Energy - Alternate Sources	2,528	NM
Engineering & Construction	7,797	NM
Entertainment	2,674	NM
Environmental Control	19,770	0.1%
Food	137,944	0.8%
Forest Products & Paper	12,488	0.1%
Gas	18,688	0.1%
Hand/Machine Tools	6,882	NM
Healthcare - Products	239,662	1.3%
Healthcare - Services	86,324	0.5%
Holding Companies - Diversified	2,903	NM
Home Builders	3,852	NM
Home Furnishings	3,768	NM
Household Products/Wares	29,714	0.2%
Housewares	2,184	NM
Insurance	232,709	1.3%
Internet	201,681	1.1%
Iron/Steel	15,606	0.1%
Leisure Time	13,944	0.1%
Lodging	17,948	0.1%
Machinery - Construction & Mining	34,119	0.2%
Machinery - Diversified	38,552	0.2%
Media	191,707	1.0%
Metal Fabricate/Hardware	13,681	0.1%
Mining	47,370	0.3%
Miscellaneous Manufacturing	233,865	1.3%
Office/Business Equipment	8,540	NM
Oil & Gas	606,955	3.3%
Oil & Gas Services	106,338	0.6%
Packaging & Containers	8,411	NM
Pharmaceuticals	350,938	1.9%
Pipelines	31,722	0.2%
REIT	109,509	0.6%
Real Estate	2,800	NM
Retail	397,217	2.2%
Savings & Loans	4,638	NM
Semiconductors	152,355	0.8%
Software	261,332	1.4%
Telecommunications	355,539	1.9%
Textiles	2,026	NM
Toys/Games/Hobbies	8,201	NM
Transportation	117,125	0.6%
Other**	11,827,126	64.6%
Total	$18,314,924	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (71.9%)
99 Cents Only Stores* (Retail)	510	$9,394
Aaron’s, Inc. (Commercial Services)	850	21,463
ACI Worldwide, Inc.* (Software)	340	9,364
Acuity Brands, Inc. (Electrical Components & Equipment)	510	18,380
Acxiom Corp.* (Software)	850	9,044
ADTRAN, Inc. (Telecommunications)	680	17,993
Advance Auto Parts, Inc. (Retail)	765	44,446
Advent Software, Inc.* (Software)	340	7,089
Aecom Technology Corp.* (Engineering & Construction)	1,275	22,529
Aeropostale, Inc.* (Retail)	850	9,189
Affiliated Managers Group, Inc.* (Diversified Financial Services)	595	46,440
AGCO Corp.* (Machinery - Diversified)	1,020	35,261
AGL Resources, Inc. (Gas)	850	34,629
Alaska Air Group, Inc.* (Airlines)	425	23,923
Albemarle Corp. (Chemicals)	1,020	41,208
Alexander & Baldwin, Inc. (Transportation)	425	15,525
Alexandria Real Estate Equities, Inc. (REIT)	680	41,745
Alliance Data Systems Corp.* (Commercial Services)	510	47,277
Alliant Energy Corp. (Electric)	1,190	46,029
Alliant Techsystems, Inc. (Aerospace/Defense)	340	18,533
Allscripts Healthcare Solutions, Inc.* (Software)	2,040	36,761
AMC Networks, Inc. - Class A* (Media)	595	19,010
American Campus Communities, Inc. (REIT)	765	28,466
American Eagle Outfitters, Inc. (Retail)	2,125	24,905
American Financial Group, Inc. (Insurance)	850	26,410
American Greetings Corp. - Class A (Household Products/Wares)	425	7,863
AMERIGROUP Corp.* (Healthcare - Services)	510	19,895
Ametek, Inc. (Electrical Components & Equipment)	1,785	58,851
Ann, Inc.* (Retail)	595	13,590
ANSYS, Inc.* (Software)	1,020	50,021
AOL, Inc.* (Internet)	1,190	14,280
Apollo Investment Corp. (Investment Companies)	2,125	15,980
AptarGroup, Inc. (Miscellaneous Manufacturing)	680	30,376
Aqua America, Inc. (Water)	1,530	33,002
Arch Coal, Inc. (Coal)	2,295	33,461
Arrow Electronics, Inc.* (Electronics)	1,275	35,419
Arthur J. Gallagher & Co. (Insurance)	1,190	31,297
Ascena Retail Group, Inc.* (Retail)	765	20,709
Ashland, Inc. (Chemicals)	850	37,519
Aspen Insurance Holdings, Ltd. (Insurance)	765	17,626
Associated Banc-Corp (Banks)	1,870	17,391
Astoria Financial Corp. (Savings & Loans)	935	7,190
Atmel Corp.* (Semiconductors)	5,015	40,471
Atmos Energy Corp. (Gas)	935	30,341
Atwood Oceanics, Inc.* (Oil & Gas)	595	20,444
Avnet, Inc.* (Electronics)	1,615	42,119
Bally Technologies, Inc.* (Entertainment)	510	13,760
BancorpSouth, Inc. (Banks)	765	6,717
Bank of Hawaii Corp. (Banks)	510	18,564
Barnes & Noble, Inc. (Retail)	425	5,028
BE Aerospace, Inc.* (Aerospace/Defense)	1,105	36,587
Bill Barrett Corp.* (Oil & Gas)	510	18,482
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	170	15,431
BJ’s Wholesale Club, Inc.* (Retail)	595	30,488
Black Hills Corp. (Electric)	425	13,022
Bob Evans Farms, Inc. (Retail)	340	9,697
BorgWarner, Inc.* (Auto Parts & Equipment)	1,190	72,031
BRE Properties, Inc. - Class A (REIT)	850	35,989
Brinker International, Inc. (Retail)	935	19,560
Broadridge Financial Solutions, Inc. (Software)	1,360	27,390
Brown & Brown, Inc. (Insurance)	1,275	22,695
Cabot Corp. (Chemicals)	680	16,850
Cadence Design Systems, Inc.* (Computers)	2,890	26,704
Camden Property Trust (REIT)	765	42,274
CARBO Ceramics, Inc. (Oil & Gas Services)	255	26,145
Career Education Corp.* (Commercial Services)	680	8,874
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	680	21,678
Carpenter Technology Corp. (Iron/Steel)	510	22,894
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	510	29,422
Cathay Bancorp, Inc. (Banks)	850	9,673
Charles River Laboratories International, Inc.* (Biotechnology)	595	17,029
Cheesecake Factory, Inc.* (Retail)	595	14,667
Chico’s FAS, Inc. (Retail)	1,870	21,374
Church & Dwight, Inc. (Household Products/Wares)	1,530	67,626
Ciena Corp.* (Telecommunications)	1,020	11,424
Cimarex Energy Co. (Oil & Gas)	935	52,079
City National Corp. (Banks)	510	19,258
Clean Harbors, Inc.* (Environmental Control)	510	26,163
Cleco Corp. (Electric)	680	23,215
Collective Brands, Inc.* (Retail)	680	8,813
Commerce Bancshares, Inc. (Banks)	850	29,538
Commercial Metals Co. (Metal Fabricate/Hardware)	1,275	12,125
Community Health Systems, Inc.* (Healthcare - Services)	1,020	16,973
Compass Minerals International, Inc. (Mining)	340	22,705
Comstock Resources, Inc.* (Oil & Gas)	510	7,885
Con-way, Inc. (Transportation)	595	13,167
Concur Technologies, Inc.* (Software)	510	18,982

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp.* (Commercial Services)	1,275	$11,960
Copart, Inc.* (Retail)	595	23,276
CoreLogic, Inc.* (Commercial Services)	1,190	12,697
Corn Products International, Inc. (Food)	850	33,354
Corporate Office Properties Trust (REIT)	765	16,662
Corrections Corp. of America* (Commercial Services)	1,190	27,001
Cousins Properties, Inc. (REIT)	1,105	6,464
Covance, Inc.* (Healthcare - Services)	680	30,906
Crane Co. (Miscellaneous Manufacturing)	510	18,202
Cree Research, Inc.* (Semiconductors)	1,275	33,125
Cullen/Frost Bankers, Inc. (Banks)	680	31,185
Cypress Semiconductor Corp. (Semiconductors)	1,870	27,994
Cytec Industries, Inc. (Chemicals)	510	17,921
Deckers Outdoor Corp.* (Apparel)	425	39,635
Deluxe Corp. (Commercial Services)	510	9,486
Dick’s Sporting Goods, Inc.* (Retail)	1,020	34,129
Diebold, Inc. (Computers)	680	18,707
Digital River, Inc.* (Internet)	425	8,810
Dollar Tree, Inc.* (Retail)	1,360	102,150
Domtar Corp. (Forest Products & Paper)	425	28,972
Donaldson Co., Inc. (Miscellaneous Manufacturing)	850	46,580
DPL, Inc. (Electric)	1,275	38,428
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	765	13,908
Dresser-Rand Group, Inc.* (Oil & Gas Services)	850	34,450
Dril-Quip, Inc.* (Oil & Gas Services)	340	18,329
DST Systems, Inc. (Computers)	340	14,902
Duke Realty Corp. (REIT)	2,720	28,560
East West Bancorp, Inc. (Banks)	1,615	24,080
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,890	2,254
Eaton Vance Corp. (Diversified Financial Services)	1,275	28,394
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,275	35,687
Energen Corp. (Oil & Gas)	765	31,281
Energizer Holdings, Inc.* (Electrical Components & Equipment)	765	50,827
Equinix, Inc.* (Internet)	510	45,303
Equity One, Inc. (REIT)	680	10,785
Essex Property Trust, Inc. (REIT)	340	40,814
Esterline Technologies Corp.* (Aerospace/Defense)	340	17,626
Everest Re Group, Ltd. (Insurance)	595	47,231
Exterran Holdings, Inc.* (Oil & Gas Services)	680	6,610
FactSet Research Systems, Inc. (Media)	510	45,375
Fair Isaac Corp. (Software)	425	9,278
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,360	14,688
Federal Realty Investment Trust (REIT)	680	56,039
Fidelity National Title Group, Inc. - Class A (Insurance)	2,380	36,128
First American Financial Corp. (Insurance)	1,105	14,144
First Niagara Financial Group, Inc. (Savings & Loans)	3,145	28,777
FirstMerit Corp. (Banks)	1,190	13,518
Flowers Foods, Inc. (Food)	1,190	23,157
Foot Locker, Inc. (Retail)	1,615	32,445
Forest Oil Corp.* (Oil & Gas)	1,275	18,360
Fossil, Inc.* (Distribution/Wholesale)	595	48,231
FTI Consulting, Inc.* (Commercial Services)	425	15,644
Fulton Financial Corp. (Banks)	2,125	16,256
Gardner Denver, Inc. (Machinery - Diversified)	595	37,812
Gartner Group, Inc.* (Commercial Services)	1,020	35,567
GATX Corp. (Trucking & Leasing)	510	15,805
Gen-Probe, Inc.* (Healthcare - Products)	510	29,198
General Cable Corp.* (Electrical Components & Equipment)	595	13,893
Gentex Corp. (Electronics)	1,530	36,796
Global Payments, Inc. (Commercial Services)	850	34,331
Graco, Inc. (Machinery - Diversified)	680	23,215
Granite Construction, Inc. (Engineering & Construction)	340	6,382
Great Plains Energy, Inc. (Electric)	1,445	27,889
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,360	126,398
Greenhill & Co., Inc. (Diversified Financial Services)	340	9,721
Greif, Inc. - Class A (Packaging & Containers)	340	14,583
GUESS?, Inc. (Retail)	680	19,373
Hancock Holding Co. (Banks)	935	25,039
Hanesbrands, Inc.* (Apparel)	1,020	25,510
Hanover Insurance Group, Inc. (Insurance)	510	18,105
Hansen Natural Corp.* (Beverages)	850	74,196
Harsco Corp. (Miscellaneous Manufacturing)	850	16,482
Hawaiian Electric Industries, Inc. (Electric)	1,020	24,766
HCC Insurance Holdings, Inc. (Insurance)	1,190	32,190
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,720	18,822
Health Net, Inc.* (Healthcare - Services)	935	22,169
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,105	14,476
Henry Schein, Inc.* (Healthcare - Products)	1,020	63,250
Herman Miller, Inc. (Office Furnishings)	595	10,627
Highwoods Properties, Inc. (REIT)	765	21,619
Hill-Rom Holdings, Inc. (Healthcare - Products)	680	20,414
HNI Corp. (Office Furnishings)	510	9,756

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HollyFrontier Corp. (Oil & Gas)	2,295	$60,175
Hologic, Inc.* (Healthcare - Products)	2,805	42,664
Home Properties, Inc. (REIT)	510	28,948
Hospitality Properties Trust (REIT)	1,360	28,873
Hubbell, Inc. - Class B (Electrical Components & Equipment)	680	33,687
Huntington Ingalls Industries, Inc.* (Shipbuilding)	510	12,408
IDACORP, Inc. (Electric)	510	19,268
IDEX Corp. (Machinery - Diversified)	935	29,135
IDEXX Laboratories, Inc.* (Healthcare - Products)	595	41,037
Informatica Corp.* (Software)	1,190	48,730
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,700	27,421
Integrated Device Technology, Inc.* (Semiconductors)	1,615	8,317
International Bancshares Corp. (Banks)	595	7,824
International Rectifier Corp.* (Semiconductors)	765	14,244
International Speedway Corp. - Class A (Entertainment)	340	7,766
Intersil Corp. - Class A (Semiconductors)	1,360	13,994
Intrepid Potash, Inc.* (Chemicals)	595	14,798
Itron, Inc.* (Electronics)	425	12,538
ITT Educational Services, Inc.* (Commercial Services)	255	14,683
J. Crew Group - Escrowed Security*(a) (Retail)	1,288	—
J.B. Hunt Transport Services, Inc. (Transportation)	1,020	36,842
Jack Henry & Associates, Inc. (Computers)	935	27,096
Jefferies Group, Inc. (Diversified Financial Services)	1,615	20,042
JetBlue Airways Corp.* (Airlines)	2,210	9,061
John Wiley & Sons, Inc. (Media)	510	22,654
Jones Lang LaSalle, Inc. (Real Estate)	510	26,423
Kansas City Southern Industries, Inc.* (Transportation)	1,190	59,452
KB Home (Home Builders)	765	4,483
KBR, Inc. (Engineering & Construction)	1,615	38,162
Kemper Corp. (Insurance)	510	12,220
Kennametal, Inc. (Hand/Machine Tools)	850	27,829
Kindred Healthcare, Inc.* (Healthcare - Services)	595	5,129
Kinetic Concepts, Inc.* (Healthcare - Products)	680	44,805
Kirby Corp.* (Transportation)	595	31,321
Korn/Ferry International* (Commercial Services)	510	6,217
Lam Research Corp.* (Semiconductors)	1,360	51,653
Lamar Advertising Co.* (Advertising)	595	10,133
Lancaster Colony Corp. (Food)	255	15,558
Landstar System, Inc. (Transportation)	510	20,176
Lender Processing Services, Inc. (Commercial Services)	935	12,800
Lennox International, Inc. (Building Materials)	595	15,339
Liberty Property Trust (REIT)	1,275	37,115
Life Time Fitness, Inc.* (Leisure Time)	425	15,661
LifePoint Hospitals, Inc.* (Healthcare - Services)	595	21,801
Lincare Holdings, Inc. (Healthcare - Services)	1,020	22,950
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	935	27,124
LKQ Corp.* (Distribution/Wholesale)	1,615	39,018
Louisiana-Pacific Corp.* (Building Materials)	1,445	7,370
M.D.C. Holdings, Inc. (Home Builders)	425	7,200
Mack-Cali Realty Corp. (REIT)	935	25,011
Manpower, Inc. (Commercial Services)	850	28,577
ManTech International Corp. - Class A (Software)	255	8,002
Martin Marietta Materials (Building Materials)	510	32,242
Masimo Corp. (Healthcare - Products)	680	14,722
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	340	10,458
MDU Resources Group, Inc. (Electric)	2,040	39,148
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	680	24,806
Mednax, Inc.* (Healthcare - Services)	510	31,946
Mentor Graphics Corp.* (Computers)	1,020	9,812
Mercury General Corp. (Insurance)	425	16,299
Meredith Corp. (Media)	425	9,622
Mettler Toledo International, Inc.* (Electronics)	340	47,586
Micros Systems, Inc.* (Computers)	850	37,323
Mine Safety Appliances Co. (Environmental Control)	340	9,166
Minerals Technologies, Inc. (Chemicals)	170	8,376
Mohawk Industries, Inc.* (Textiles)	595	25,531
MSC Industrial Direct Co. - Class A (Retail)	510	28,795
MSCI, Inc. - Class A* (Software)	1,275	38,671
National Fuel Gas Co. (Gas)	935	45,516
National Instruments Corp. (Electronics)	1,020	23,317
NCR Corp.* (Computers)	1,700	28,713
NeuStar, Inc.* (Telecommunications)	765	19,232
New York Community Bancorp (Savings & Loans)	4,760	56,644
NewMarket Corp. (Chemicals)	85	12,909
Nordson Corp. (Machinery - Diversified)	680	27,023
Northern Oil and Gas, Inc.* (Oil & Gas)	680	13,185
NSTAR (Electric)	1,105	49,515
NV Energy, Inc. (Electric)	2,550	37,510
NVR, Inc.* (Home Builders)	85	51,338
Oceaneering International, Inc. (Oil & Gas Services)	1,190	42,055
Office Depot, Inc.* (Retail)	3,060	6,304

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OGE Energy Corp. (Electric)	1,020	$48,746
Oil States International, Inc.* (Oil & Gas Services)	595	30,297
Old Republic International Corp. (Insurance)	2,720	24,262
Olin Corp. (Chemicals)	850	15,309
OMEGA Healthcare Investors, Inc. (REIT)	1,105	17,603
Omnicare, Inc. (Pharmaceuticals)	1,275	32,423
Oshkosh Truck Corp.* (Auto Manufacturers)	1,020	16,055
Overseas Shipholding Group, Inc. (Transportation)	255	3,504
Owens & Minor, Inc. (Distribution/Wholesale)	680	19,366
Packaging Corp. of America (Packaging & Containers)	1,105	25,747
Panera Bread Co. - Class A* (Retail)	340	35,340
Parametric Technology Corp.* (Software)	1,275	19,610
Patriot Coal Corp.* (Coal)	1,020	8,629
Patterson-UTI Energy, Inc. (Oil & Gas)	1,700	29,478
Pentair, Inc. (Miscellaneous Manufacturing)	1,105	35,371
Perrigo Co. (Pharmaceuticals)	1,020	99,052
PetSmart, Inc. (Retail)	1,190	50,753
Pharmaceutical Product Development, Inc. (Commercial Services)	1,190	30,535
Plains Exploration & Production Co.* (Oil & Gas)	1,530	34,746
Plantronics, Inc. (Telecommunications)	510	14,510
PNM Resources, Inc. (Electric)	935	15,362
Polaris Industries, Inc. (Leisure Time)	765	38,227
Polycom, Inc.* (Telecommunications)	1,870	34,352
Potlatch Corp. (REIT)	425	13,396
Prosperity Bancshares, Inc. (Banks)	510	16,667
Protective Life Corp. (Insurance)	935	14,614
PVH Corp. (Retail)	765	44,554
QLogic Corp.* (Semiconductors)	1,105	14,011
Quest Software, Inc.* (Software)	595	9,449
Questar Corp. (Gas)	1,955	34,623
Quicksilver Resources, Inc.* (Oil & Gas)	1,275	9,665
Rackspace Hosting, Inc.* (Internet)	1,105	37,725
RadioShack Corp. (Retail)	1,105	12,840
Ralcorp Holdings, Inc.* (Food)	595	45,642
Raymond James Financial Corp. (Diversified Financial Services)	1,105	28,686
Rayonier, Inc. (REIT)	1,275	46,907
Realty Income Corp. (REIT)	1,360	43,846
Regal-Beloit Corp. (Hand/Machine Tools)	425	19,287
Regency Centers Corp. (REIT)	935	33,034
Regis Corp. (Retail)	595	8,384
Reinsurance Group of America, Inc. (Insurance)	765	35,152
Reliance Steel & Aluminum Co. (Iron/Steel)	850	28,909
Rent-A-Center, Inc. (Commercial Services)	680	18,666
ResMed, Inc.* (Healthcare - Products)	1,615	46,496
RF Micro Devices, Inc.* (Telecommunications)	2,975	18,862
Riverbed Technology, Inc.* (Computers)	1,700	33,932
Rock-Tenn Co. - Class A (Packaging & Containers)	765	37,240
Rollins, Inc. (Commercial Services)	680	12,723
Rovi Corp.* (Semiconductors)	1,190	51,146
RPM, Inc. (Chemicals)	1,445	27,022
Ruddick Corp. (Food)	510	19,885
Saks, Inc.* (Retail)	1,700	14,875
Scholastic Corp. (Media)	255	7,148
Scientific Games Corp. - Class A* (Entertainment)	595	4,236
SEI Investments Co. (Commercial Services)	1,615	24,839
Semtech Corp.* (Semiconductors)	680	14,348
Senior Housing Properties Trust (REIT)	1,700	36,618
Sensient Technologies Corp. (Chemicals)	510	16,601
Service Corp. International (Commercial Services)	2,550	23,358
Shaw Group, Inc.* (Engineering & Construction)	765	16,631
Silgan Holdings, Inc. (Packaging & Containers)	510	18,737
Silicon Laboratories, Inc.* (Semiconductors)	510	17,090
Skyworks Solutions, Inc.* (Semiconductors)	2,040	36,598
SL Green Realty Corp. (REIT)	935	54,370
SM Energy Co. (Oil & Gas)	680	41,242
Smithfield Foods, Inc.* (Food)	1,785	34,807
Solera Holdings, Inc. (Software)	765	38,632
Sonoco Products Co. (Packaging & Containers)	1,105	31,194
Sotheby’s (Commercial Services)	765	21,091
Southern Union Co. (Gas)	1,360	55,175
SPX Corp. (Miscellaneous Manufacturing)	510	23,108
StanCorp Financial Group, Inc. (Insurance)	510	14,061
Steel Dynamics, Inc. (Iron/Steel)	2,380	23,610
STERIS Corp. (Healthcare - Products)	680	19,904
Strayer Education, Inc. (Commercial Services)	170	13,034
Superior Energy Services, Inc.* (Oil & Gas Services)	850	22,304
SVB Financial Group* (Banks)	425	15,725
Synopsys, Inc.* (Computers)	1,530	37,271
Synovus Financial Corp. (Banks)	8,585	9,186
Taubman Centers, Inc. (REIT)	595	29,934
TCF Financial Corp. (Banks)	1,700	15,572
Tech Data Corp.* (Electronics)	510	22,047
Techne Corp. (Healthcare - Products)	425	28,904
Teleflex, Inc. (Healthcare - Products)	425	22,852
Telephone & Data Systems, Inc. (Telecommunications)	1,020	21,675
Temple-Inland, Inc. (Packaging & Containers)	1,190	37,330
Terex Corp.* (Machinery - Construction & Mining)	1,190	12,209

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	510	$11,888
The Cooper Cos., Inc. (Healthcare - Products)	510	40,366
The Corporate Executive Board Co. (Commercial Services)	340	10,132
The Macerich Co. (REIT)	1,445	61,600
The New York Times Co. - Class A* (Media)	1,275	7,408
The Ryland Group, Inc. (Home Builders)	510	5,432
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	510	22,746
The Timken Co. (Metal Fabricate/Hardware)	935	30,687
The Warnaco Group, Inc.* (Apparel)	425	19,588
The Wendy’s Co. (Retail)	3,230	14,826
Thomas & Betts Corp.* (Electronics)	595	23,746
Thor Industries, Inc. (Home Builders)	510	11,297
Thoratec Corp.* (Healthcare - Products)	680	22,195
Tibco Software, Inc.* (Internet)	1,785	39,966
Tidewater, Inc. (Transportation)	595	25,020
Toll Brothers, Inc.* (Home Builders)	1,615	23,304
Tootsie Roll Industries, Inc. (Food)	255	6,151
Towers Watson & Co. - Class A (Commercial Services)	595	35,569
Tractor Supply Co. (Retail)	765	47,851
Transatlantic Holdings, Inc. (Insurance)	680	32,994
Trimble Navigation, Ltd.* (Electronics)	1,360	45,628
Trinity Industries, Inc. (Miscellaneous Manufacturing)	850	18,199
Triumph Group, Inc. (Aerospace/Defense)	425	20,715
Trustmark Corp. (Banks)	680	12,342
Tupperware Corp. (Household Products/Wares)	680	36,543
tw telecom, Inc.* (Telecommunications)	1,615	26,680
UDR, Inc. (REIT)	2,380	52,693
UGI Corp. (Gas)	1,190	31,261
Under Armour, Inc. - Class A* (Apparel)	425	28,224
Unit Corp.* (Oil & Gas)	425	15,691
United Rentals, Inc.* (Commercial Services)	680	11,451
United Therapeutics Corp.* (Biotechnology)	595	22,307
Universal Corp. (Agriculture)	255	9,144
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,020	34,680
URS Corp.* (Engineering & Construction)	850	25,211
UTI Worldwide, Inc. (Transportation)	1,105	14,409
Valassis Communications, Inc.* (Commercial Services)	510	9,557
Valley National Bancorp (Banks)	1,870	19,803
Valmont Industries, Inc. (Metal Fabricate/Hardware)	255	19,875
Valspar Corp. (Chemicals)	1,020	31,834
ValueClick, Inc.* (Internet)	935	14,549
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	850	51,977
VCA Antech, Inc.* (Pharmaceuticals)	935	14,941
Vectren Corp. (Gas)	850	23,018
VeriFone Systems, Inc.* (Software)	1,105	38,697
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,210	98,433
Vishay Intertechnology, Inc.* (Electronics)	1,700	14,212
W.R. Berkley Corp. (Insurance)	1,190	35,331
Wabtec Corp. (Machinery - Diversified)	510	26,964
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	935	23,384
Washington Federal, Inc. (Savings & Loans)	1,190	15,161
Waste Connections, Inc. (Environmental Control)	1,190	40,246
Watsco, Inc. (Distribution/Wholesale)	340	17,374
Webster Financial Corp. (Banks)	765	11,705
Weingarten Realty Investors (REIT)	1,275	26,992
WellCare Health Plans, Inc.* (Healthcare - Services)	425	16,142
Werner Enterprises, Inc. (Transportation)	510	10,623
Westamerica Bancorp (Banks)	340	13,029
Westar Energy, Inc. (Electric)	1,275	33,686
WGL Holdings, Inc. (Gas)	595	23,247
Williams Sonoma, Inc. (Retail)	1,105	34,023
WMS Industries, Inc.* (Leisure Time)	595	10,466
Woodward, Inc. (Electronics)	680	18,632
Worthington Industries, Inc. (Metal Fabricate/Hardware)	595	8,312
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	595	18,409

TOTAL COMMON STOCKS (Cost $6,921,182)		10,373,965

	Principal Amount	Value
Repurchase Agreements (b)(c) (33.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $4,827,000	$4,827,000	$4,827,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,827,000)		4,827,000

TOTAL INVESTMENT SECURITIES (Cost $11,748,182) — 105.3%		15,200,965
Net other assets (liabilities) — (5.3)%		(766,902)

NET ASSETS — 100.0%		$14,434,063

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on September 30, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $3,075,000.

See accompanying notes to schedules of portfolio investments.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/11 (Underlying notional amount at value $4,203,360)	54	$(392,714)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$4,773,074	$(312,569)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	9,569,767	(541,080)
		$(853,649)

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$10,133	0.1%
Aerospace/Defense	93,461	0.7%
Agriculture	9,144	0.1%
Airlines	32,984	0.2%
Apparel	112,957	0.8%
Auto Manufacturers	16,055	0.1%
Auto Parts & Equipment	72,031	0.5%
Banks	333,072	2.3%
Beverages	200,594	1.4%
Biotechnology	153,200	1.1%
Building Materials	54,951	0.4%
Chemicals	240,347	1.7%
Coal	42,090	0.3%
Commercial Services	497,532	3.5%
Computers	234,460	1.6%
Distribution/Wholesale	151,410	1.1%
Diversified Financial Services	156,667	1.1%
Electric	416,584	2.9%
Electrical Components & Equipment	175,638	1.2%
Electronics	322,040	2.2%
Engineering & Construction	108,915	0.8%
Entertainment	39,670	0.3%
Environmental Control	75,575	0.5%
Food	178,554	1.2%
Forest Products & Paper	28,972	0.2%
Gas	277,810	1.9%
Hand/Machine Tools	74,240	0.5%
Healthcare - Products	436,807	3.0%
Healthcare - Services	241,413	1.7%
Home Builders	103,054	0.7%
Household Products/Wares	134,778	0.9%
Insurance	430,759	3.0%
Internet	160,633	1.1%
Investment Companies	15,980	0.1%
Iron/Steel	75,413	0.5%
Leisure Time	64,354	0.4%
Machinery - Construction & Mining	12,209	0.1%
Machinery - Diversified	197,819	1.4%
Media	111,217	0.8%
Metal Fabricate/Hardware	70,999	0.5%
Mining	22,705	0.2%
Miscellaneous Manufacturing	234,596	1.6%
Office Furnishings	20,383	0.1%
Oil & Gas	352,713	2.4%
Oil & Gas Services	194,666	1.4%
Packaging & Containers	164,831	1.1%
Pharmaceuticals	236,331	1.6%
REIT	866,357	6.0%
Real Estate	26,423	0.2%
Retail	741,778	5.1%
Savings & Loans	107,772	0.7%
Semiconductors	389,656	2.7%
Shipbuilding	12,408	0.1%
Software	369,720	2.6%
Telecommunications	164,728	1.1%
Textiles	25,531	0.2%
Transportation	230,039	1.6%
Trucking & Leasing	15,805	0.1%
Water	33,002	0.2%
Other**	4,060,098	28.1%
Total	$14,434,063	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (18.0%)
1st Source Corp. (Banks)	102	$2,125
3D Systems Corp.* (Computers)	102	1,427
99 Cents Only Stores* (Retail)	102	1,879
A123 Systems, Inc.* (Electrical Components & Equipment)	255	877
AAON, Inc. (Building Materials)	68	1,071
AAR Corp. (Aerospace/Defense)	102	1,700
Abaxis, Inc.* (Healthcare - Products)	68	1,558
ABIOMED, Inc.* (Healthcare - Products)	85	938
ABM Industries, Inc. (Commercial Services)	153	2,916
AboveNet, Inc. (Internet)	68	3,645
Acacia Research Corp.* (Media)	119	4,283
Acadia Realty Trust (REIT)	34	636
Accelrys, Inc.* (Software)	272	1,648
Acco Brands Corp.* (Household Products/Wares)	136	649
Accretive Health, Inc.* (Commercial Services)	102	2,165
Accuray, Inc.* (Healthcare - Products)	170	683
Accuride Corp.* (Auto Parts & Equipment)	68	348
ACI Worldwide, Inc.* (Software)	119	3,277
Acorda Therapeutics, Inc.* (Biotechnology)	102	2,036
Actuant Corp. - Class A (Miscellaneous Manufacturing)	170	3,357
Acuity Brands, Inc. (Electrical Components & Equipment)	102	3,676
Acxiom Corp.* (Software)	170	1,809
ADTRAN, Inc. (Telecommunications)	136	3,599
Advance America Cash Advance Centers, Inc. (Commercial Services)	170	1,251
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,026
Advent Software, Inc.* (Software)	85	1,772
Advisory Board Co.* (Commercial Services)	34	2,194
Aeroflex Holding Corp.* (Semiconductors)	34	309
Aeropostale, Inc.* (Retail)	204	2,205
Aerovironment, Inc.* (Aerospace/Defense)	34	957
AFC Enterprises, Inc.* (Retail)	85	1,006
Affymetrix, Inc.* (Healthcare - Products)	170	833
Air Methods Corp.* (Healthcare - Services)	34	2,165
Air Transport Services Group, Inc.* (Transportation)	153	662
Aircastle, Ltd. (Trucking & Leasing)	170	1,618
Akorn, Inc.* (Pharmaceuticals)	153	1,195
Alaska Air Group, Inc.* (Airlines)	85	4,785
Alaska Communications Systems Group, Inc. (Telecommunications)	170	1,115
Albany International Corp. - Class A (Machinery - Diversified)	85	1,551
Align Technology, Inc.* (Healthcare - Products)	153	2,321
Alkermes PLC* (Pharmaceuticals)	238	3,632
Allegiant Travel Co.* (Airlines)	34	1,602
ALLETE, Inc. (Electric)	85	3,114
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	153	1,005
Alterra Capital Holdings, Ltd. (Insurance)	238	4,515
Altra Holdings, Inc.* (Machinery - Diversified)	85	983
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,004
AMCOL International Corp. (Mining)	68	1,631
Amedisys, Inc.* (Healthcare - Services)	85	1,260
AMERCO* (Trucking & Leasing)	17	1,062
American Assets Trust, Inc. (REIT)	102	1,831
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	187	1,427
American Campus Communities, Inc. (REIT)	136	5,061
American Equity Investment Life Holding Co. (Insurance)	204	1,785
American Greetings Corp. - Class A (Household Products/Wares)	136	2,516
American Public Education, Inc.* (Commercial Services)	51	1,734
American Science & Engineering, Inc. (Electronics)	34	2,076
American States Water Co. (Water)	85	2,884
American Superconductor Corp.* (Electrical Components & Equipment)	119	468
American Vanguard Corp. (Chemicals)	68	759
Amerigon, Inc.* (Auto Parts & Equipment)	85	1,082
Amerisafe, Inc.* (Insurance)	85	1,565
Ameristar Casinos, Inc. (Lodging)	85	1,364
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,888
Amkor Technology, Inc.* (Semiconductors)	204	889
AMN Healthcare Services, Inc.* (Commercial Services)	119	477
AmSurg Corp.* (Healthcare - Services)	102	2,295
AmTrust Financial Services, Inc. (Insurance)	51	1,135
Amyris, Inc.* (Energy - Alternate Sources)	51	1,032
Analogic Corp. (Electronics)	51	2,316
Ancestry.com, Inc.* (Internet)	85	1,997
AngioDynamics, Inc.* (Healthcare - Products)	85	1,117
Anixter International, Inc. (Telecommunications)	68	3,226
Ann, Inc.* (Retail)	119	2,718
Anworth Mortgage Asset Corp. (REIT)	544	3,699
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,530

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apogee Enterprises, Inc. (Building Materials)	102	$876
Apollo Investment Corp. (Investment Companies)	527	3,963
Applied Industrial Technologies, Inc. (Machinery - Diversified)	102	2,770
Applied Micro Circuits Corp.* (Semiconductors)	221	1,187
Approach Resources, Inc.* (Oil & Gas)	68	1,155
Arbitron, Inc. (Commercial Services)	68	2,249
Arch Chemicals, Inc. (Chemicals)	85	3,988
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	797
Argo Group International Holdings, Ltd. (Insurance)	68	1,929
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	340	2,989
Arkansas Best Corp. (Transportation)	68	1,098
ARMOUR Residential REIT, Inc. (REIT)	119	809
ArQule, Inc.* (Biotechnology)	204	1,030
Arris Group, Inc.* (Telecommunications)	289	2,977
ArthroCare Corp.* (Healthcare - Products)	68	1,956
Artio Global Investors, Inc. (Diversified Financial Services)	68	541
Aruba Networks, Inc.* (Telecommunications)	204	4,266
Asbury Automotive Group, Inc.* (Retail)	68	1,121
Ascena Retail Group, Inc.* (Retail)	153	4,142
Ascent Media Corp. - Class A* (Entertainment)	51	2,005
Ashford Hospitality Trust (REIT)	102	716
Aspen Technology, Inc.* (Software)	204	3,115
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	68	862
Associated Estates Realty Corp. (REIT)	187	2,891
Astec Industries, Inc.* (Machinery - Construction & Mining)	85	2,489
Astoria Financial Corp. (Savings & Loans)	238	1,830
athenahealth, Inc.* (Software)	102	6,074
Atlantic Power Corp. (Electric)	187	2,654
Atlantic Tele-Network, Inc. (Telecommunications)	34	1,118
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	2,264
ATMI, Inc.* (Semiconductors)	68	1,076
ATP Oil & Gas Corp.* (Oil & Gas)	136	1,049
Atrion Corp. (Healthcare - Products)	17	3,526
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,784
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	323	924
Aveo Phamaceuticals, Inc.* (Biotechnology)	85	1,308
Avid Technology, Inc.* (Software)	85	658
Avis Budget Group, Inc.* (Commercial Services)	272	2,630
Avista Corp. (Electric)	119	2,838
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,318
B&G Foods, Inc. - Class A (Food)	119	1,985
Badger Meter, Inc. (Electronics)	51	1,475
Balchem Corp. (Chemicals)	102	3,806
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	68	1,036
BancorpSouth, Inc. (Banks)	187	1,642
Bank of the Ozarks, Inc. (Banks)	68	1,423
Barnes & Noble, Inc. (Retail)	68	804
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	2,945
Basic Energy Services, Inc.* (Oil & Gas Services)	68	963
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	1,903
Belden, Inc. (Electrical Components & Equipment)	85	2,192
Belo Corp. - Class A (Media)	221	1,081
Benchmark Electronics, Inc.* (Electronics)	187	2,433
Berkshire Hills Bancorp, Inc. (Savings & Loans)	85	1,570
Berry Petroleum Co. - Class A (Oil & Gas)	119	4,210
BGC Partners, Inc. - Class A (Diversified Financial Services)	238	1,435
Bill Barrett Corp.* (Oil & Gas)	119	4,313
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	85	1,565
BioMed Realty Trust, Inc. (REIT)	289	4,789
BJ’s Restaurants, Inc.* (Retail)	51	2,250
Black Box Corp. (Telecommunications)	85	1,815
Black Hills Corp. (Electric)	102	3,125
Blackbaud, Inc. (Software)	119	2,650
Blackboard, Inc.* (Software)	85	3,796
BlackRock Kelso Capital Corp. (Investment Companies)	221	1,613
Blount International, Inc.* (Miscellaneous Manufacturing)	136	1,817
Blue Coat Systems, Inc.* (Internet)	102	1,416
Blue Nile, Inc.* (Internet)	34	1,200
Bob Evans Farms, Inc. (Retail)	85	2,424
Boise, Inc. (Forest Products & Paper)	306	1,582
Boston Beer Co., Inc. - Class A* (Beverages)	17	1,236
Boston Private Financial Holdings, Inc. (Banks)	170	1,000
Bottomline Technologies, Inc.* (Software)	85	1,712
Boyd Gaming Corp.* (Lodging)	170	833
BPZ Resources, Inc.* (Oil & Gas)	255	706
Brady Corp. - Class A (Electronics)	119	3,145
Bravo Brio Restaurant Group, Inc.* (Retail)	51	849
Bridgepoint Education, Inc.* (Commercial Services)	51	889
Briggs & Stratton Corp. (Machinery - Diversified)	136	1,837
Brightpoint, Inc.* (Distribution/Wholesale)	187	1,722
Bristow Group, Inc. (Transportation)	102	4,328
BroadSoft, Inc.* (Internet)	68	2,064

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brookline Bancorp, Inc. (Savings & Loans)	170	$1,311
Brooks Automation, Inc. (Semiconductors)	170	1,385
Brown Shoe Co., Inc. (Retail)	102	726
Brunswick Corp. (Leisure Time)	221	3,103
Buckeye Technologies, Inc. (Forest Products & Paper)	170	4,099
Buffalo Wild Wings, Inc.* (Retail)	51	3,050
Cabela’s, Inc.* (Retail)	102	2,090
Cabot Microelectronics Corp.* (Semiconductors)	51	1,754
CACI International, Inc. - Class A* (Computers)	68	3,396
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	102	668
Cal Dive International, Inc.* (Oil & Gas Services)	255	487
Cal-Maine Foods, Inc. (Food)	34	1,069
Calgon Carbon Corp.* (Environmental Control)	153	2,229
California Water Service Group (Water)	136	2,409
Caliper Life Sciences, Inc.* (Healthcare - Products)	153	1,602
Calix, Inc.* (Telecommunications)	85	663
Callaway Golf Co. (Leisure Time)	170	879
Campus Crest Communities, Inc. (REIT)	102	1,110
Cantel Medical Corp. (Healthcare - Products)	34	718
Capella Education Co.* (Commercial Services)	51	1,447
Capital Lease Funding, Inc. (REIT)	255	921
Capstead Mortgage Corp. (REIT)	272	3,139
Capstone Turbine Corp.* (Electrical Components & Equipment)	765	765
Cardinal Financial Corp. (Banks)	136	1,172
Cardtronics, Inc.* (Commercial Services)	102	2,338
Carrizo Oil & Gas, Inc.* (Oil & Gas)	102	2,198
Carter’s, Inc.* (Apparel)	119	3,634
Cascade Corp. (Machinery - Diversified)	34	1,135
Casey’s General Stores, Inc. (Retail)	85	3,710
Cash America International, Inc. (Retail)	85	4,349
Cass Information Systems, Inc. (Banks)	34	1,056
Cathay Bancorp, Inc. (Banks)	204	2,322
Cavium, Inc.* (Semiconductors)	136	3,673
Cbeyond, Inc.* (Telecommunications)	85	600
CBL & Associates Properties, Inc. (REIT)	357	4,056
CEC Entertainment, Inc. (Retail)	68	1,936
Cell Therapeutics, Inc.* (Biotechnology)	408	432
Centene Corp.* (Healthcare - Services)	136	3,899
Central European Distribution Corp.* (Beverages)	170	1,192
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	85	664
Central Garden & Pet Co. - Class A* (Household Products/Wares)	136	963
Central Vermont Public Service Corp. (Electric)	34	1,197
Century Aluminum Co.* (Mining)	153	1,368
Cenveo, Inc.* (Commercial Services)	187	563
Cepheid, Inc.* (Healthcare - Products)	170	6,601
Ceradyne, Inc.* (Miscellaneous Manufacturing)	68	1,829
CEVA, Inc.* (Semiconductors)	68	1,653
CH Energy Group, Inc. (Electric)	68	3,548
Charming Shoppes, Inc.* (Retail)	340	884
Chart Industries, Inc.* (Machinery - Diversified)	85	3,584
Checkpoint Systems, Inc.* (Electronics)	102	1,385
Cheesecake Factory, Inc.* (Retail)	136	3,352
Chemed Corp. (Commercial Services)	68	3,737
Chemical Financial Corp. (Banks)	221	3,384
Chemtura Corp.* (Chemicals)	255	2,558
Cheniere Energy, Inc.* (Oil & Gas)	187	963
Chesapeake Lodging Trust (REIT)	102	1,231
Chesapeake Utilities Corp. (Gas)	34	1,364
Chiquita Brands International, Inc.* (Food)	136	1,134
Churchill Downs, Inc. (Entertainment)	51	1,991
CIBER, Inc.* (Computers)	221	670
Cincinnati Bell, Inc.* (Telecommunications)	561	1,733
Cinemark Holdings, Inc. (Entertainment)	221	4,172
CIRCOR International, Inc. (Metal Fabricate/Hardware)	34	999
Cirrus Logic, Inc.* (Semiconductors)	170	2,506
City Holding Co. (Banks)	51	1,376
Clarcor, Inc. (Miscellaneous Manufacturing)	119	4,924
Clayton Williams Energy, Inc.* (Oil & Gas)	17	728
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	153	1,701
Clean Harbors, Inc.* (Environmental Control)	102	5,233
Clearwater Paper Corp.* (Forest Products & Paper)	68	2,311
Cleco Corp. (Electric)	136	4,643
Cloud Peak Energy, Inc.* (Coal)	170	2,881
CNO Financial Group, Inc.* (Insurance)	595	3,219
Coca-Cola Bottling Co. (Beverages)	17	943
Coeur d’Alene Mines Corp.* (Mining)	238	5,103
Cogent Communications Group, Inc.* (Internet)	119	1,601
Cognex Corp. (Machinery - Diversified)	102	2,765
Cohen & Steers, Inc. (Diversified Financial Services)	34	978
Coherent, Inc.* (Electronics)	51	2,191
Cohu, Inc. (Semiconductors)	119	1,176
Coinstar, Inc.* (Retail)	85	3,400
Colfax Corp.* (Miscellaneous Manufacturing)	85	1,722

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Collective Brands, Inc.* (Retail)	153	$1,983
Colonial Properties Trust (REIT)	204	3,705
Colony Financial, Inc. (REIT)	136	1,757
Columbia Banking System, Inc. (Banks)	153	2,191
Columbia Sportswear Co. (Apparel)	34	1,578
Columbus McKinnon Corp. NY* (Machinery - Diversified)	85	932
Comfort Systems USA, Inc. (Building Materials)	136	1,132
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	102	670
Community Bank System, Inc. (Banks)	136	3,086
Community Trust Bancorp, Inc. (Banks)	170	3,959
CommVault Systems, Inc.* (Software)	102	3,780
Compass Diversified Holdings (Holding Companies - Diversified)	136	1,656
Complete Production Services, Inc.* (Oil & Gas Services)	204	3,845
Computer Programs & Systems, Inc. (Software)	34	2,249
comScore, Inc.* (Internet)	85	1,434
Comstock Resources, Inc.* (Oil & Gas)	119	1,840
Comtech Telecommunications Corp. (Telecommunications)	85	2,388
Conceptus, Inc.* (Healthcare - Products)	85	890
Concur Technologies, Inc.* (Software)	102	3,796
CONMED Corp.* (Healthcare - Products)	85	1,956
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,682
Consolidated Graphics, Inc.* (Commercial Services)	34	1,242
Constant Contact, Inc.* (Internet)	85	1,470
Contango Oil & Gas Co. (Oil & Gas)	34	1,860
Convergys Corp.* (Commercial Services)	272	2,551
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	1,666
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	34	1,041
Coresite Realty Corp. (REIT)	68	976
Corinthian Colleges, Inc.* (Commercial Services)	238	371
CoStar Group, Inc.* (Commercial Services)	68	3,534
Cousins Properties, Inc. (REIT)	187	1,094
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,044
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,094
CreXus Investment Corp. (REIT)	221	1,962
Crocs, Inc.* (Apparel)	221	5,231
Crosstex Energy, Inc. (Pipelines)	119	1,604
CSG Systems International, Inc.* (Software)	102	1,289
CSR PLCADR*(a) (Semiconductors)	20	260
CTS Corp. (Electronics)	170	1,382
CubeSmart (REIT)	238	2,030
Cubic Corp. (Aerospace/Defense)	34	1,328
Cubist Pharmaceuticals, Inc.* (Biotechnology)	153	5,404
Curtiss-Wright Corp. (Aerospace/Defense)	85	2,451
CVB Financial Corp. (Banks)	238	1,830
CVR Energy, Inc.* (Oil & Gas)	221	4,672
Cyberonics, Inc.* (Healthcare - Products)	85	2,405
Cymer, Inc.* (Electronics)	68	2,528
CYS Investments, Inc. (REIT)	289	3,494
Daktronics, Inc. (Electronics)	102	875
Dana Holding Corp.* (Auto Parts & Equipment)	374	3,927
Darling International, Inc.* (Environmental Control)	289	3,639
DCT Industrial Trust, Inc. (REIT)	714	3,134
DealerTrack Holdings, Inc.* (Internet)	102	1,598
Delphi Financial Group, Inc. - Class A (Insurance)	153	3,293
Deltic Timber Corp. (Forest Products & Paper)	34	2,029
Deluxe Corp. (Commercial Services)	119	2,213
Denny’s Corp.* (Retail)	357	1,189
DepoMed, Inc.* (Pharmaceuticals)	204	1,102
Dexcom, Inc.* (Healthcare - Products)	170	2,040
DFC Global Corp.* (Commercial Services)	119	2,600
DG Fastchannel, Inc.* (Media)	68	1,153
Diamond Foods, Inc. (Food)	51	4,069
DiamondRock Hospitality Co. (REIT)	476	3,327
Dice Holdings, Inc.* (Internet)	136	1,064
Digi International, Inc.* (Software)	85	935
Digital River, Inc.* (Internet)	119	2,467
DigitalGlobe, Inc.* (Telecommunications)	85	1,652
Dime Community Bancshares, Inc. (Savings & Loans)	153	1,550
DineEquity, Inc.* (Retail)	34	1,309
Diodes, Inc.* (Semiconductors)	85	1,523
Dole Food Co., Inc.* (Food)	102	1,020
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	3,828
Domino’s Pizza, Inc.* (Retail)	153	4,169
Dorman Products, Inc.* (Auto Parts & Equipment)	51	1,687
Drew Industries, Inc. (Building Materials)	68	1,359
Dril-Quip, Inc.* (Oil & Gas Services)	85	4,582
DTS, Inc.* (Home Furnishings)	51	1,266
Duff & Phelps Corp. - Class A (Diversified Financial Services)	119	1,269
DuPont Fabros Technology, Inc. (REIT)	153	3,013
Dycom Industries, Inc.* (Engineering & Construction)	102	1,561
Dynavax Technologies Corp.* (Biotechnology)	391	727
Dynegy, Inc. - Class A* (Electric)	255	1,051
Dynex Capital, Inc. (REIT)	153	1,233

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
E.W. Scripps Co.* (Media)	136	$951
Eagle Materials, Inc. (Building Materials)	102	1,698
EarthLink, Inc. (Internet)	289	1,887
EastGroup Properties, Inc. (REIT)	51	1,945
Eastman Kodak Co.* (Miscellaneous Manufacturing)	680	530
Ebix, Inc.* (Software)	68	1,000
Echelon Corp.* (Computers)	102	715
Education Realty Trust, Inc. (REIT)	204	1,752
El Paso Electric Co. (Electric)	119	3,819
Electro Rent Corp. (Commercial Services)	102	1,409
Electro Scientific Industries, Inc.* (Electronics)	68	809
Electronics for Imaging, Inc.* (Computers)	119	1,603
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	51	1,450
EMCOR Group, Inc.* (Engineering & Construction)	170	3,456
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,049
Emeritus Corp.* (Healthcare - Services)	102	1,438
Empire District Electric Co. (Electric)	102	1,977
Employers Holdings, Inc. (Insurance)	102	1,302
Emulex Corp.* (Semiconductors)	221	1,414
Encore Capital Group, Inc.* (Diversified Financial Services)	51	1,114
Encore Wire Corp. (Electrical Components & Equipment)	51	1,050
Endeavour International Corp.* (Oil & Gas)	136	1,085
Endologix, Inc.* (Healthcare - Products)	136	1,365
Energy Partners, Ltd.* (Oil & Gas)	119	1,317
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	4,011
EnergySolutions, Inc.* (Environmental Control)	187	660
EnerNOC, Inc.* (Electric)	68	612
EnerSys* (Electrical Components & Equipment)	119	2,382
Ennis, Inc. (Household Products/Wares)	85	1,110
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	51	1,514
Enstar Group, Ltd.* (Insurance)	17	1,619
Entegris, Inc.* (Semiconductors)	323	2,061
Entertainment Properties Trust (REIT)	102	3,976
Entropic Communications, Inc.* (Semiconductors)	204	843
Enzon Pharmaceuticals, Inc.* (Biotechnology)	170	1,197
EPIQ Systems, Inc. (Software)	119	1,491
Equity Lifestyle Properties, Inc. (REIT)	68	4,264
Equity One, Inc. (REIT)	51	809
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	51	1,301
Esterline Technologies Corp.* (Aerospace/Defense)	68	3,525
Ethan Allen Interiors, Inc. (Home Furnishings)	68	925
Euronet Worldwide, Inc.* (Commercial Services)	136	2,141
Evercore Partners, Inc. - Class A (Diversified Financial Services)	51	1,163
Exact Sciences Corp.* (Biotechnology)	153	1,014
ExamWorks Group, Inc.* (Commercial Services)	68	692
Exelixis, Inc.* (Biotechnology)	340	1,856
Exide Technologies* (Auto Parts & Equipment)	255	1,020
Exlservice Holdings, Inc.* (Commercial Services)	34	748
Exponent, Inc.* (Engineering & Construction)	68	2,810
Express, Inc. (Retail)	136	2,759
Exterran Holdings, Inc.* (Oil & Gas Services)	153	1,487
Extra Space Storage, Inc. (REIT)	187	3,484
EZCORP, Inc. - Class A* (Retail)	119	3,396
F.N.B. Corp. (Banks)	306	2,622
Fabrinet* (Miscellaneous Manufacturing)	51	954
Fair Isaac Corp. (Software)	102	2,227
FARO Technologies, Inc.* (Electronics)	51	1,609
FBL Financial Group, Inc. - Class A (Insurance)	51	1,358
Federal Signal Corp. (Miscellaneous Manufacturing)	272	1,202
FEI Co.* (Electronics)	102	3,056
FelCor Lodging Trust, Inc.* (REIT)	442	1,030
Ferro Corp.* (Chemicals)	204	1,255
Fifth Street Finance Corp. (Investment Companies)	238	2,218
Financial Engines, Inc.* (Diversified Financial Services)	119	2,155
Finisar Corp.* (Telecommunications)	221	3,876
First American Financial Corp. (Insurance)	289	3,699
First Busey Corp. (Banks)	357	1,553
First Cash Financial Services, Inc.* (Retail)	85	3,566
First Commonwealth Financial Corp. (Banks)	323	1,195
First Financial Bancorp (Banks)	119	1,642
First Financial Bankshares, Inc. (Banks)	102	2,668
First Financial Corp. (Banks)	34	935
First Industrial Realty Trust, Inc.* (REIT)	170	1,360
First Midwest Bancorp, Inc. (Banks)	204	1,493
First Potomac Realty Trust (REIT)	102	1,272
FirstMerit Corp. (Banks)	238	2,704
Flagstone Reinsurance Holdings S.A. (Insurance)	170	1,318
Flotek Industries, Inc.* (Oil & Gas Services)	136	635
Flushing Financial Corp. (Savings & Loans)	119	1,285
Force Protection, Inc.* (Auto Manufacturers)	255	982

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Forestar Group, Inc.* (Real Estate)	102	$1,113
FormFactor, Inc.* (Semiconductors)	289	1,800
Forrester Research, Inc. (Commercial Services)	51	1,658
Forward Air Corp. (Transportation)	85	2,163
FPIC Insurance Group, Inc.* (Insurance)	34	1,423
Franklin Electric Co., Inc. (Hand/Machine Tools)	51	1,850
Franklin Street Properties Corp. (REIT)	204	2,307
Fred’s, Inc. (Retail)	170	1,812
Fresh Del Monte Produce, Inc. (Food)	85	1,972
Frontline, Ltd. (Transportation)	119	577
FTI Consulting, Inc.* (Commercial Services)	102	3,755
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	980
Fuller (H.B.) Co. (Chemicals)	136	2,478
FX Energy, Inc.* (Oil & Gas)	187	772
G & K Services, Inc. (Textiles)	68	1,737
G-III Apparel Group, Ltd.* (Apparel)	51	1,166
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	17	670
Gaylord Entertainment Co.* (Lodging)	102	1,973
GenCorp, Inc.* (Aerospace/Defense)	187	840
Generac Holdings, Inc.* (Electrical Components & Equipment)	85	1,599
General Communication, Inc. - Class A* (Telecommunications)	136	1,115
Genesco, Inc.* (Retail)	51	2,628
Genesee & Wyoming, Inc. - Class A* (Transportation)	119	5,536
Genomic Health, Inc.* (Healthcare - Products)	51	1,121
Gentiva Health Services, Inc.* (Healthcare - Services)	85	469
GeoEye, Inc.* (Telecommunications)	68	1,928
GeoResources, Inc.* (Oil & Gas)	85	1,512
Georgia Gulf Corp.* (Chemicals)	85	1,176
Geron Corp.* (Biotechnology)	442	937
Getty Realty Corp. (REIT)	85	1,226
GFI Group, Inc. (Diversified Financial Services)	272	1,093
Gibraltar Industries, Inc.* (Building Materials)	102	828
Glacier Bancorp, Inc. (Banks)	272	2,549
Glatfelter (Forest Products & Paper)	136	1,797
Glimcher Realty Trust (REIT)	255	1,805
Global Crossing, Ltd.* (Telecommunications)	68	1,626
Global Geophysical Services, Inc.* (Oil & Gas Services)	51	406
Global Industries, Ltd.* (Oil & Gas Services)	272	2,154
Global Power Equipment Group, Inc.* (Machinery - Diversified)	17	396
Globe Specialty Metals, Inc. (Mining)	187	2,715
Globecomm Systems, Inc.* (Telecommunications)	68	919
GNC Acquisition Holdings, Inc. - Class A* (Retail)	51	1,026
Golar LNG, Ltd. (Transportation)	85	2,701
Gold Resource Corp. (Mining)	68	1,132
Golden Star Resources, Ltd.* (Mining)	782	1,455
Goodrich Petroleum Corp.* (Oil & Gas)	85	1,005
Government Properties Income Trust (REIT)	102	2,194
Grand Canyon Education, Inc.* (Commercial Services)	85	1,373
Granite Construction, Inc. (Engineering & Construction)	102	1,915
Graphic Packaging Holding Co.* (Packaging & Containers)	442	1,525
Great Lakes Dredge & Dock Co. (Commercial Services)	204	830
Greatbatch, Inc.* (Healthcare - Products)	68	1,361
Greenlight Capital Re, Ltd. - Class A* (Insurance)	102	2,115
Griffon Corp.* (Miscellaneous Manufacturing)	170	1,391
Group 1 Automotive, Inc. (Retail)	68	2,417
GT Advanced Technologies, Inc.* (Semiconductors)	306	2,148
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,055
GulfMark Offshore, Inc. - Class A* (Transportation)	68	2,471
Gulfport Energy Corp.* (Oil & Gas)	102	2,466
H&E Equipment Services, Inc.* (Commercial Services)	102	842
Haemonetics Corp.* (Healthcare - Products)	51	2,982
Halozyme Therapeutics, Inc.* (Biotechnology)	289	1,774
Hancock Holding Co. (Banks)	187	5,008
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	85	1,606
Harleysville Group, Inc. (Insurance)	68	4,002
Harmonic, Inc.* (Telecommunications)	340	1,448
Harte-Hanks, Inc. (Advertising)	136	1,153
Harvest Natural Resources, Inc.* (Oil & Gas)	102	874
Hatteras Financial Corp. (REIT)	221	5,560
Haynes International, Inc. (Metal Fabricate/Hardware)	34	1,477
Healthcare Realty Trust, Inc. (REIT)	170	2,864
Healthcare Services Group, Inc. (Commercial Services)	221	3,567
HEALTHSOUTH Corp.* (Healthcare - Services)	238	3,553
HealthSpring, Inc.* (Healthcare - Services)	170	6,198
Healthways, Inc.* (Healthcare - Services)	102	1,003
Heartland Express, Inc. (Transportation)	136	1,844
Heartland Payment Systems, Inc. (Commercial Services)	102	2,011
HeartWare International, Inc.* (Healthcare - Products)	34	2,190

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heckmann Corp.* (Environmental Control)	272	$1,439
Hecla Mining Co.* (Mining)	799	4,283
HEICO Corp. (Aerospace/Defense)	102	5,022
Heidrick & Struggles International, Inc. (Commercial Services)	51	839
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,135
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	3,786
Hercules Offshore, Inc.* (Oil & Gas)	272	794
Hercules Technology Growth Capital, Inc. (Private Equity)	187	1,593
Herman Miller, Inc. (Office Furnishings)	136	2,429
Hersha Hospitality Trust (REIT)	425	1,470
Hexcel Corp.* (Miscellaneous Manufacturing)	255	5,651
HFF, Inc. - Class A* (Real Estate)	85	743
Hibbett Sports, Inc.* (Retail)	68	2,305
Higher One Holdings, Inc.* (Diversified Financial Services)	85	1,383
Highwoods Properties, Inc. (REIT)	102	2,883
Hillenbrand, Inc. (Commercial Services)	153	2,815
Hilltop Holdings, Inc.* (Insurance)	170	1,226
Hittite Microwave Corp.* (Semiconductors)	85	4,139
HMS Holdings Corp.* (Commercial Services)	255	6,219
HNI Corp. (Office Furnishings)	119	2,276
Home Bancshares, Inc. (Banks)	68	1,443
Home Properties, Inc. (REIT)	68	3,860
Horace Mann Educators Corp. (Insurance)	119	1,358
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	68	1,694
Horsehead Holding Corp.* (Mining)	102	757
Hot Topic, Inc. (Retail)	119	908
HSN, Inc.* (Retail)	102	3,379
Hub Group, Inc. - Class A* (Transportation)	102	2,884
Hudson Pacific Properties, Inc. (REIT)	85	989
Huron Consulting Group, Inc.* (Commercial Services)	68	2,117
Hyperdynamics Corp.* (Oil & Gas)	442	1,635
IBERIABANK Corp. (Banks)	68	3,200
ICF International, Inc.* (Commercial Services)	68	1,279
ICG Group, Inc.* (Internet)	102	939
Iconix Brand Group, Inc.* (Apparel)	187	2,955
ICU Medical, Inc.* (Healthcare - Products)	68	2,502
IDACORP, Inc. (Electric)	102	3,854
IDT Corp. (Telecommunications)	34	694
iGATE Corp. (Computers)	85	981
II-VI, Inc.* (Electronics)	136	2,380
ImmunoGen, Inc.* (Biotechnology)	204	2,236
Impax Laboratories, Inc.* (Pharmaceuticals)	153	2,740
Incyte, Corp.* (Biotechnology)	221	3,087
Independent Bank Corp./MA (Banks)	85	1,848
Infinera Corp.* (Telecommunications)	357	2,756
Infinity Property & Casualty Corp. (Insurance)	34	1,784
InfoSpace, Inc.* (Internet)	170	1,421
Inland Real Estate Corp. (REIT)	221	1,613
Innophos Holdings, Inc. (Chemicals)	51	2,033
Innospec, Inc.* (Chemicals)	51	1,235
Inphi Corp.* (Semiconductors)	51	447
Insight Enterprises, Inc.* (Computers)	136	2,059
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	102	1,181
Insperity, Inc. (Commercial Services)	68	1,513
Insulet Corp.* (Healthcare - Products)	119	1,816
Integra LifeSciences Holdings* (Healthcare - Products)	51	1,824
Integrated Device Technology, Inc.* (Semiconductors)	357	1,839
Inter Parfums, Inc. (Cosmetics/Personal Care)	51	788
Interactive Intelligence Group, Inc.* (Software)	51	1,385
InterDigital, Inc. (Telecommunications)	119	5,543
Interface, Inc. - Class A (Office Furnishings)	119	1,411
Interline Brands, Inc.* (Building Materials)	102	1,313
Intermec, Inc.* (Machinery - Diversified)	136	887
InterMune, Inc.* (Biotechnology)	119	2,404
Internap Network Services Corp.* (Internet)	136	669
International Bancshares Corp. (Banks)	119	1,565
International Speedway Corp. - Class A (Entertainment)	68	1,553
Interval Leisure Group, Inc.* (Leisure Time)	119	1,585
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,059
Intralinks Holdings, Inc.* (Internet)	85	638
Invacare Corp. (Healthcare - Products)	51	1,175
Invesco Mortgage Capital, Inc. (REIT)	187	2,642
Investment Technology Group, Inc.* (Diversified Financial Services)	119	1,165
Investors Bancorp, Inc.* (Savings & Loans)	187	2,362
Investors Real Estate Trust (REIT)	238	1,714
ION Geophysical Corp.* (Oil & Gas Services)	323	1,528
IPC The Hospitalist Co.* (Healthcare - Services)	51	1,820
Iridium Communications, Inc.* (Telecommunications)	136	843
iRobot Corp.* (Machinery - Diversified)	68	1,711
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,836
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	357	2,420
iStar Financial, Inc.* (REIT)	340	1,979
Ixia* (Telecommunications)	102	782
IXYS Corp.* (Semiconductors)	85	925

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J & J Snack Foods Corp. (Food)	51	$2,451
j2 Global Communications, Inc. (Internet)	136	3,658
Jack Henry & Associates, Inc. (Computers)	204	5,912
Jack in the Box, Inc.* (Retail)	136	2,709
Jaguar Mining, Inc.* (Mining)	255	1,199
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	85	1,611
James River Coal Co.* (Coal)	119	758
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	68	2,823
JDA Software Group, Inc.* (Software)	102	2,391
JetBlue Airways Corp.* (Airlines)	646	2,649
John Bean Technologies Corp. (Miscellaneous Manufacturing)	119	1,697
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,171
K12, Inc.* (Commercial Services)	85	2,164
Kadant, Inc.* (Machinery - Diversified)	51	906
Kaiser Aluminum Corp. (Mining)	51	2,258
Kaman Corp. (Aerospace/Defense)	68	1,894
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	136	1,889
Kaydon Corp. (Metal Fabricate/Hardware)	85	2,438
KB Home (Home Builders)	255	1,494
KBW, Inc. (Diversified Financial Services)	102	1,407
Kelly Services, Inc. - Class A (Commercial Services)	68	775
KEMET Corp.* (Electronics)	102	729
Kenexa Corp.* (Commercial Services)	68	1,064
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	238	714
Key Energy Services, Inc.* (Oil & Gas Services)	323	3,065
Kforce, Inc.* (Commercial Services)	102	1,001
Kilroy Realty Corp. (REIT)	170	5,321
Kindred Healthcare, Inc.* (Healthcare - Services)	136	1,172
KIT Digital, Inc.* (Internet)	119	1,000
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	289	3,514
Knight Transportation, Inc. (Transportation)	153	2,036
Knightsbridge Tankers, Ltd. (Transportation)	51	844
Knoll, Inc. (Office Furnishings)	119	1,630
Knology, Inc.* (Media)	85	1,103
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	2,480
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	1,306
Korn/Ferry International* (Commercial Services)	119	1,451
Kraton Performance Polymers, Inc.* (Chemicals)	85	1,375
Krispy Kreme Doughnuts, Inc.* (Retail)	153	1,043
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	1,395
La-Z-Boy, Inc.* (Home Furnishings)	153	1,134
Laclede Group, Inc. (Gas)	119	4,611
Lakeland Financial Corp. (Banks)	136	2,810
Lancaster Colony Corp. (Food)	51	3,112
Landauer, Inc. (Commercial Services)	34	1,684
LaSalle Hotel Properties (REIT)	238	4,570
Lattice Semiconductor Corp.* (Semiconductors)	323	1,696
Layne Christensen Co.* (Engineering & Construction)	51	1,178
Leap Wireless International, Inc.* (Telecommunications)	153	1,056
Lexington Realty Trust (REIT)	323	2,112
LHC Group, Inc.* (Healthcare - Services)	51	870
Life Time Fitness, Inc.* (Leisure Time)	102	3,759
Limelight Networks, Inc.* (Internet)	221	522
Lincoln Educational Services Corp. (Commercial Services)	68	550
Lindsay Manufacturing Co. (Machinery - Diversified)	34	1,829
Liquidity Services, Inc.* (Internet)	51	1,636
Lithia Motors, Inc. - Class A (Retail)	85	1,222
Littelfuse, Inc. (Electrical Components & Equipment)	51	2,051
Live Nation, Inc.* (Commercial Services)	340	2,723
LivePerson, Inc.* (Computers)	153	1,522
Liz Claiborne, Inc.* (Retail)	204	1,020
LogMeIn, Inc.* (Telecommunications)	51	1,694
Loral Space & Communications, Inc.* (Telecommunications)	34	1,703
Louisiana-Pacific Corp.* (Building Materials)	357	1,821
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	1,462
LTC Properties, Inc. (REIT)	68	1,722
LTX-Credence Corp.* (Semiconductors)	153	809
Lufkin Industries, Inc. (Oil & Gas Services)	68	3,618
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,027
Luminex Corp.* (Healthcare - Products)	102	2,261
M.D.C. Holdings, Inc. (Home Builders)	102	1,728
Magellan Health Services, Inc.* (Healthcare - Services)	85	4,105
Magma Design Automation, Inc.* (Computers)	170	774
Magnum Hunter Resources Corp.* (Oil & Gas)	340	1,125
Maiden Holdings, Ltd. (Insurance)	153	1,131
Maidenform Brands, Inc.* (Apparel)	68	1,592
Main Street Capital Corp. (Investment Companies)	102	1,812
MAKO Surgical Corp.* (Healthcare - Products)	85	2,909
Manhattan Associates, Inc.* (Computers)	51	1,687
MannKind Corp.* (Pharmaceuticals)	238	902

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ManTech International Corp. - Class A (Software)	68	$2,134
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,243
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	2,212
Marten Transport, Ltd. (Transportation)	51	879
Masimo Corp. (Healthcare - Products)	119	2,576
MasTec, Inc.* (Engineering & Construction)	153	2,694
Materion Corp.* (Mining)	51	1,157
Matrix Service Co.* (Oil & Gas Services)	85	723
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	102	3,138
MAXIMUS, Inc. (Commercial Services)	102	3,560
Maxwell Technologies, Inc.* (Computers)	102	1,878
MB Financial, Inc. (Banks)	119	1,752
MCG Capital Corp. (Investment Companies)	408	1,616
McGrath Rentcorp (Commercial Services)	102	2,427
McMoRan Exploration Co.* (Oil & Gas)	272	2,701
MDC Partners, Inc. - Class A (Advertising)	68	981
Meadowbrook Insurance Group, Inc. (Insurance)	459	4,090
Measurement Specialties, Inc.* (Electronics)	51	1,324
MedAssets, Inc.* (Software)	136	1,307
Medical Properties Trust, Inc. (REIT)	340	3,043
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	136	4,961
Medidata Solutions, Inc.* (Software)	51	838
Medifast, Inc.* (Commercial Services)	34	549
Medivation, Inc.* (Pharmaceuticals)	85	1,443
MedQuist Holdings, Inc.* (Software)	85	643
Mentor Graphics Corp.* (Computers)	221	2,126
Mercury Computer Systems, Inc.* (Computers)	102	1,173
Meredith Corp. (Media)	85	1,924
Meridian Bioscience, Inc. (Healthcare - Products)	119	1,873
Merit Medical Systems, Inc.* (Healthcare - Products)	85	1,117
Meritage Homes Corp.* (Home Builders)	102	1,544
Meritor, Inc.* (Auto Parts & Equipment)	255	1,800
Methode Electronics, Inc. (Electronics)	170	1,263
MF Global Holdings, Ltd.* (Diversified Financial Services)	408	1,685
MFA Financial, Inc. (REIT)	918	6,444
MGE Energy, Inc. (Electric)	136	5,531
MGIC Investment Corp.* (Insurance)	476	890
Micrel, Inc. (Semiconductors)	119	1,127
Micromet, Inc.* (Biotechnology)	289	1,387
Microsemi Corp.* (Semiconductors)	221	3,532
MicroStrategy, Inc. - Class A* (Software)	17	1,939
Mid-America Apartment Communities, Inc. (REIT)	85	5,119
Mine Safety Appliances Co. (Environmental Control)	68	1,833
Minerals Technologies, Inc. (Chemicals)	51	2,513
MIPS Technologies, Inc.* (Semiconductors)	136	658
MKS Instruments, Inc. (Semiconductors)	136	2,953
Mobile Mini, Inc.* (Storage/Warehousing)	102	1,677
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,386
Molina Healthcare, Inc.* (Healthcare - Services)	102	1,575
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	1,759
Monolithic Power Systems, Inc.* (Semiconductors)	85	865
Monotype Imaging Holdings, Inc.* (Software)	102	1,237
Monro Muffler Brake, Inc. (Commercial Services)	85	2,802
Montpelier Re Holdings, Ltd. (Insurance)	170	3,006
Moog, Inc. - Class A* (Aerospace/Defense)	119	3,882
Motricity, Inc.* (Telecommunications)	102	172
Move, Inc.* (Internet)	391	567
MTS Systems Corp. (Computers)	51	1,563
Mueller Industries, Inc. (Metal Fabricate/Hardware)	102	3,936
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	544	1,349
MVC Capital, Inc. (Investment Companies)	102	1,068
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,208
MYR Group, Inc.* (Engineering & Construction)	68	1,200
NACCO Industries, Inc. - Class A (Machinery - Diversified)	17	1,078
Nanometrics, Inc.* (Semiconductors)	68	986
Nash Finch Co. (Food)	34	916
National CineMedia, Inc. (Entertainment)	136	1,973
National Financial Partners* (Diversified Financial Services)	119	1,302
National Health Investors, Inc. (REIT)	85	3,581
National Healthcare Corp. (Healthcare - Services)	51	1,647
National Penn Bancshares, Inc. (Banks)	323	2,264
National Presto Industries, Inc. (Aerospace/Defense)	17	1,477

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Retail Properties, Inc. (REIT)	170	$4,568
National Western Life Insurance Co. - Class A (Insurance)	17	2,303
Natus Medical, Inc.* (Healthcare - Products)	85	808
Navigant Consulting Co.* (Commercial Services)	136	1,261
NBT Bancorp, Inc. (Banks)	289	5,381
Neenah Paper, Inc. (Forest Products & Paper)	51	723
Nektar Therapeutics* (Pharmaceuticals)	306	1,484
Nelnet, Inc. - Class A (Diversified Financial Services)	85	1,596
Neogen Corp.* (Pharmaceuticals)	85	2,951
Neoprobe Corp.* (Healthcare - Products)	221	654
NETGEAR, Inc.* (Telecommunications)	85	2,201
Netlogic Microsystems, Inc.* (Semiconductors)	170	8,179
NetScout Systems, Inc.* (Computers)	119	1,359
NetSuite, Inc.* (Software)	68	1,837
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	136	813
Neutral Tandem, Inc.* (Telecommunications)	102	987
New Jersey Resources Corp. (Gas)	119	5,066
Newcastle Investment Corp. (REIT)	221	899
NewMarket Corp. (Chemicals)	17	2,582
Newpark Resources, Inc.* (Oil & Gas Services)	221	1,346
Newport Corp.* (Electronics)	119	1,286
NIC, Inc. (Internet)	187	2,141
Noranda Aluminum Holding Corp.* (Mining)	85	710
Nordic American Tankers, Ltd. (Transportation)	119	1,678
Northern Oil and Gas, Inc.* (Oil & Gas)	153	2,967
NorthStar Realty Finance Corp. (REIT)	391	1,290
Northwest Bancshares, Inc. (Savings & Loans)	425	5,062
Northwest Natural Gas Co. (Gas)	68	2,999
NorthWestern Corp. (Electric)	102	3,258
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,549
NTELOS Holdings Corp. (Telecommunications)	119	2,110
Nu Skin Enterprises, Inc. (Retail)	119	4,822
Nutrisystem, Inc. (Internet)	85	1,029
NuVasive, Inc.* (Healthcare - Products)	102	1,741
NxStage Medical, Inc.* (Healthcare - Products)	119	2,482
Oasis Petroleum, Inc.* (Oil & Gas)	136	3,037
Oclaro, Inc.* (Telecommunications)	119	433
Ocwen Financial Corp.* (Diversified Financial Services)	187	2,470
OCZ Technology Group, Inc.* (Computers)	136	660
Office Depot, Inc.* (Retail)	646	1,331
OfficeMax, Inc.* (Retail)	204	989
Old Dominion Freight Line, Inc.* (Transportation)	119	3,447
Old National Bancorp (Banks)	204	1,901
Olin Corp. (Chemicals)	187	3,368
OM Group, Inc.* (Chemicals)	85	2,207
OMEGA Healthcare Investors, Inc. (REIT)	238	3,791
Omnicell, Inc.* (Software)	85	1,171
OmniVision Technologies, Inc.* (Semiconductors)	136	1,909
Omnova Solutions, Inc.* (Chemicals)	119	426
On Assignment, Inc.* (Commercial Services)	102	721
Oncothyreon, Inc.* (Biotechnology)	102	610
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	4,592
OpenTable, Inc.* (Internet)	51	2,347
Opko Health, Inc.* (Pharmaceuticals)	612	2,650
Oplink Communications, Inc.* (Telecommunications)	68	1,030
OPNET Technologies, Inc. (Software)	34	1,187
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,647
OraSure Technologies, Inc.* (Healthcare - Products)	153	1,218
Orbital Sciences Corp.* (Aerospace/Defense)	204	2,611
Orient-Express Hotels, Ltd. - Class A* (Lodging)	289	1,997
Oriental Financial Group, Inc. (Banks)	204	1,973
Oritani Financial Corp. (Savings & Loans)	255	3,279
Ormat Technologies, Inc. (Electric)	51	820
Orthofix International N.V.* (Healthcare - Products)	51	1,760
OSI Systems, Inc.* (Electronics)	51	1,710
Otter Tail Corp. (Electric)	136	2,489
Overseas Shipholding Group, Inc. (Transportation)	68	934
Owens & Minor, Inc. (Distribution/Wholesale)	187	5,326
Oxford Industries, Inc. (Apparel)	34	1,166
OYO Geospace Corp.* (Oil & Gas Services)	17	957
P.F. Chang’s China Bistro, Inc. (Retail)	51	1,389
Pacific Biosciences of California, Inc.* (Biotechnology)	102	327
PacWest Bancorp (Banks)	68	948
PAETEC Holding Corp.* (Telecommunications)	323	1,709
Papa John’s International, Inc.* (Retail)	51	1,550
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	1,810
Parametric Technology Corp.* (Software)	289	4,445
Paramount Gold and Silver Corp.* (Mining)	323	762
PAREXEL International Corp.* (Commercial Services)	153	2,896

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Park Electrochemical Corp. (Electronics)	102	$2,180
Park National Corp. (Banks)	51	2,697
Parker Drilling Co.* (Oil & Gas)	306	1,343
Parkway Properties, Inc. (REIT)	68	749
Patriot Coal Corp.* (Coal)	255	2,157
PDL BioPharma, Inc. (Biotechnology)	425	2,359
Pebblebrook Hotel Trust (REIT)	153	2,394
Peet’s Coffee & Tea, Inc.* (Beverages)	34	1,892
Pegasystems, Inc. (Software)	51	1,561
Pendrell Corp.* (Commercial Services)	442	995
Penn Virginia Corp. (Oil & Gas)	136	758
PennantPark Investment Corp. (Investment Companies)	187	1,668
Pennsylvania REIT (REIT)	153	1,183
PennyMac Mortgage Investment Trust (REIT)	136	2,162
Penske Automotive Group, Inc. (Retail)	102	1,632
Perry Ellis International, Inc.* (Apparel)	51	959
Petroleum Development* (Oil & Gas)	68	1,319
PetroQuest Energy, Inc.* (Oil & Gas)	170	935
Pharmacyclics, Inc.* (Pharmaceuticals)	119	1,408
PharMerica Corp.* (Pharmaceuticals)	85	1,213
PHH Corp.* (Commercial Services)	153	2,460
Photronics, Inc.* (Semiconductors)	136	677
PICO Holdings, Inc.* (Water)	68	1,395
Piedmont Natural Gas Co., Inc. (Gas)	170	4,911
Pier 1 Imports, Inc.* (Retail)	272	2,660
Pinnacle Entertainment, Inc.* (Entertainment)	153	1,389
Pinnacle Financial Partners, Inc.* (Banks)	85	930
Pioneer Drilling Co.* (Oil & Gas)	136	976
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	68	1,219
Plantronics, Inc. (Telecommunications)	136	3,869
Platinum Underwriters Holdings, Ltd. (Insurance)	85	2,614
Plexus Corp.* (Electronics)	85	1,923
PMFG, Inc.* (Miscellaneous Manufacturing)	68	1,072
PNM Resources, Inc. (Electric)	221	3,631
PolyOne Corp. (Chemicals)	221	2,367
Pool Corp. (Distribution/Wholesale)	136	3,560
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	3,173
Portland General Electric Co. (Electric)	136	3,222
Post Properties, Inc. (REIT)	119	4,134
Potlatch Corp. (REIT)	102	3,215
Powell Industries, Inc.* (Electrical Components & Equipment)	34	1,053
Power Integrations, Inc. (Semiconductors)	68	2,081
Power-One, Inc.* (Electrical Components & Equipment)	187	842
Powerwave Technologies, Inc.* (Telecommunications)	510	877
Premiere Global Services, Inc.* (Telecommunications)	204	1,310
Prestige Brands Holdings, Inc.* (Household Products/Wares)	136	1,231
PriceSmart, Inc. (Retail)	51	3,178
Primerica, Inc. (Insurance)	102	2,199
Primoris Services Corp. (Holding Companies - Diversified)	85	889
PrivateBancorp, Inc. (Banks)	136	1,023
ProAssurance Corp. (Insurance)	85	6,122
Progress Software Corp.* (Software)	170	2,983
PROS Holdings, Inc.* (Software)	68	877
Prospect Capital Corp. (Investment Companies)	255	2,145
Prosperity Bancshares, Inc. (Banks)	102	3,333
Provident Financial Services, Inc. (Savings & Loans)	221	2,376
Provident New York Bancorp (Savings & Loans)	238	1,385
PS Business Parks, Inc. (REIT)	34	1,684
PSS World Medical, Inc.* (Healthcare - Products)	119	2,343
QLIK Technologies, Inc.* (Software)	170	3,682
Quad Graphics, Inc. (Commercial Services)	51	922
Quaker Chemical Corp. (Chemicals)	51	1,322
Quality Systems, Inc. (Software)	51	4,947
Quanex Building Products Corp. (Building Materials)	119	1,303
Quantum Corp.* (Computers)	595	1,077
Quest Software, Inc.* (Software)	153	2,430
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	136	3,707
Quidel Corp.* (Healthcare - Products)	85	1,391
Quiksilver, Inc.* (Apparel)	374	1,141
QuinStreet, Inc.* (Internet)	68	704
Radian Group, Inc. (Insurance)	357	782
Rambus, Inc.* (Semiconductors)	238	3,332
Ramco-Gershenson Properties Trust (REIT)	34	279
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,458
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	2,311
RealD, Inc.* (Computers)	85	795
RealPage, Inc.* (Software)	85	1,738
Red Robin Gourmet Burgers, Inc.* (Retail)	34	819
Redwood Trust, Inc. (REIT)	221	2,469
Regis Corp. (Retail)	153	2,156
Renasant Corp. (Banks)	119	1,515
Rent-A-Center, Inc. (Commercial Services)	153	4,200
Resolute Energy Corp.* (Oil & Gas)	136	1,545
Resource Capital Corp. (REIT)	561	2,805
Resources Connection, Inc. (Commercial Services)	136	1,330
Retail Opportunity Investments Corp. (REIT)	119	1,319
Rex Energy Corp.* (Oil & Gas)	102	1,290
RF Micro Devices, Inc.* (Telecommunications)	663	4,203

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	204	$1,501
RightNow Technologies, Inc.* (Software)	68	2,247
Rite Aid Corp.* (Retail)	1,394	1,366
RLI Corp. (Insurance)	68	4,323
RLJ Lodging Trust (REIT)	68	868
Robbins & Myers, Inc. (Machinery - Diversified)	102	3,540
Rofin-Sinar Technologies, Inc.* (Electronics)	68	1,306
Rogers Corp.* (Electronics)	34	1,330
Rollins, Inc. (Commercial Services)	221	4,135
Rosetta Resources, Inc.* (Oil & Gas)	136	4,654
RSC Holdings, Inc.* (Commercial Services)	204	1,455
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	68	1,586
Ruby Tuesday, Inc.* (Retail)	170	1,217
Ruddick Corp. (Food)	119	4,640
Rudolph Technologies, Inc.* (Semiconductors)	85	569
Rue21, Inc.* (Retail)	34	771
Rush Enterprises, Inc.* (Retail)	119	1,685
S&T Bancorp, Inc. (Banks)	136	2,198
S1 Corp.* (Internet)	221	2,027
Sabra Health Care REIT, Inc. (REIT)	119	1,135
Safeguard Scientifics, Inc.* (Internet)	85	1,275
Safety Insurance Group, Inc. (Insurance)	51	1,929
Saks, Inc.* (Retail)	289	2,529
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	136	4,026
Sanderson Farms, Inc. (Food)	51	2,422
Sandy Spring Bancorp, Inc. (Banks)	68	995
Sangamo BioSciences, Inc.* (Biotechnology)	170	740
Sanmina-SCI Corp.* (Electronics)	187	1,249
Sapient Corp. (Internet)	255	2,586
Sauer-Danfoss, Inc.* (Machinery - Diversified)	34	983
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	187	767
ScanSource, Inc.* (Distribution/Wholesale)	68	2,010
SCBT Financial Corp. (Banks)	51	1,259
Scholastic Corp. (Media)	102	2,859
Schulman (A.), Inc. (Chemicals)	85	1,444
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,849
Scientific Games Corp. - Class A* (Entertainment)	170	1,210
Seattle Genetics, Inc.* (Biotechnology)	255	4,860
Select Comfort Corp.* (Home Furnishings)	136	1,900
Select Medical Holdings Corp.* (Healthcare - Services)	136	907
Selective Insurance Group, Inc. (Insurance)	170	2,218
SemGroup Corp. - Class A* (Pipelines)	102	2,036
Semtech Corp.* (Semiconductors)	153	3,228
Sensient Technologies Corp. (Chemicals)	136	4,427
Sequenom, Inc.* (Biotechnology)	272	1,384
Shenandoah Telecommunications Co. (Telecommunications)	102	1,136
Ship Finance International, Ltd. (Transportation)	119	1,547
ShoreTel, Inc.* (Telecommunications)	119	593
Shuffle Master, Inc.* (Entertainment)	187	1,573
Shutterfly, Inc.* (Internet)	68	2,800
SIGA Technologies, Inc.* (Pharmaceuticals)	85	278
Signature Bank* (Banks)	85	4,057
Silicon Graphics International Corp.* (Computers)	85	1,013
Silicon Image, Inc.* (Semiconductors)	204	1,197
Simmons First National Corp. - Class A (Banks)	102	2,213
Simpson Manufacturing Co., Inc. (Building Materials)	119	2,967
Sinclair Broadcast Group, Inc. - Class A (Media)	119	853
Six Flags Entertainment Corp. (Entertainment)	51	1,414
SJW Corp. (Water)	68	1,480
Skechers U.S.A., Inc. - Class A* (Apparel)	102	1,431
SkyWest, Inc. (Airlines)	153	1,761
Smart Balance, Inc.* (Food)	170	1,003
Smith Corp. (Miscellaneous Manufacturing)	102	3,267
Snyders-Lance, Inc. (Food)	119	2,481
Solar Capital, Ltd. (Investment Companies)	119	2,395
Solarwinds, Inc.* (Software)	136	2,995
Sonic Automotive, Inc. (Retail)	102	1,101
Sonic Corp.* (Retail)	153	1,082
SonoSite, Inc.* (Healthcare - Products)	51	1,547
Sonus Networks, Inc.* (Telecommunications)	544	1,180
Sotheby’s (Commercial Services)	153	4,218
Sourcefire, Inc.* (Internet)	68	1,820
South Jersey Industries, Inc. (Gas)	85	4,229
Southside Bancshares, Inc. (Banks)	68	1,225
Southwest Gas Corp. (Gas)	102	3,689
Sovran Self Storage, Inc. (REIT)	68	2,528
Spansion, Inc. - Class A* (Computers)	136	1,662
Spartan Stores, Inc. (Food)	85	1,316
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	34	803
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,038
SS&C Technologies Holdings, Inc.* (Software)	85	1,215
Stage Stores, Inc. (Retail)	102	1,415
Standard Microsystems Corp.* (Semiconductors)	85	1,649
Standard Pacific Corp.* (Home Builders)	425	1,050
Standex International Corp. (Miscellaneous Manufacturing)	34	1,058
Star Scientific, Inc.* (Agriculture)	289	668

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Starwood Property Trust, Inc. (REIT)	221	$3,792
State Bank Finacial Corp.* (Banks)	102	1,287
STEC, Inc.* (Computers)	102	1,034
Steelcase, Inc. - Class A (Office Furnishings)	221	1,395
Steiner Leisure, Ltd.* (Commercial Services)	51	2,079
Stepan Co. (Chemicals)	34	2,284
STERIS Corp. (Healthcare - Products)	153	4,478
Sterling Financial Corp.* (Banks)	102	1,263
Steven Madden, Ltd.* (Apparel)	85	2,558
Stewart Enterprises, Inc. - Class A (Commercial Services)	272	1,618
Stifel Financial Corp.* (Diversified Financial Services)	119	3,161
Stillwater Mining Co.* (Mining)	255	2,167
Stone Energy Corp.* (Oil & Gas)	136	2,205
Stoneridge, Inc.* (Electronics)	102	532
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	551
Stratasys, Inc.* (Computers)	51	946
Strategic Hotels & Resorts, Inc.* (REIT)	476	2,052
Strayer Education, Inc. (Commercial Services)	34	2,607
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	68	1,767
SuccessFactors, Inc.* (Commercial Services)	187	4,299
Sun Communities, Inc. (REIT)	51	1,795
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	51	1,039
Sunrise Assisted Living, Inc.* (Healthcare - Services)	153	708
Sunstone Hotel Investors, Inc.* (REIT)	272	1,548
Super Micro Computer, Inc.* (Computers)	85	1,065
Superior Industries International, Inc. (Auto Parts & Equipment)	68	1,051
Susquehanna Bancshares, Inc. (Banks)	272	1,488
SVB Financial Group* (Banks)	102	3,774
Swift Energy Co.* (Oil & Gas)	102	2,483
Swift Transportation Co.* (Transportation)	204	1,314
Swisher Hygiene, Inc.* (Commercial Services)	204	826
Sycamore Networks, Inc. (Telecommunications)	68	1,227
Sykes Enterprises, Inc.* (Computers)	119	1,779
Symetra Financial Corp. (Insurance)	204	1,663
Symmetry Medical, Inc.* (Healthcare - Products)	153	1,181
Synaptics, Inc.* (Computers)	85	2,031
Synchronoss Technologies, Inc.* (Software)	68	1,694
SYNNEX Corp.* (Software)	102	2,672
Syntel, Inc. (Computers)	34	1,468
Take-Two Interactive Software, Inc.* (Software)	187	2,379
TAL International Group, Inc. (Trucking & Leasing)	68	1,696
Taleo Corp. - Class A* (Software)	85	2,186
Tanger Factory Outlet Centers, Inc. (REIT)	187	4,864
Targa Resources Corp. (Oil & Gas Services)	51	1,517
Targacept, Inc.* (Pharmaceuticals)	85	1,275
Team Health Holdings, Inc.* (Commercial Services)	68	1,117
Team, Inc.* (Commercial Services)	68	1,427
Teekay Tankers, Ltd. - Class A (Transportation)	119	547
Tejon Ranch Co.* (Agriculture)	51	1,217
Tekelec* (Telecommunications)	221	1,335
Teledyne Technologies, Inc.* (Aerospace/Defense)	85	4,153
TeleTech Holdings, Inc.* (Commercial Services)	68	1,036
Tennant Co. (Machinery - Diversified)	51	1,804
Tenneco, Inc.* (Auto Parts & Equipment)	153	3,918
Tesco Corp.* (Oil & Gas Services)	85	986
Tessera Technologies, Inc.* (Semiconductors)	170	2,030
Tetra Tech, Inc.* (Environmental Control)	170	3,186
TETRA Technologies, Inc.* (Oil & Gas Services)	238	1,837
Texas Capital Bancshares, Inc.* (Banks)	102	2,331
Texas Industries, Inc. (Building Materials)	68	2,158
Texas Roadhouse, Inc. - Class A (Retail)	136	1,798
Textainer Group Holdings, Ltd. (Trucking & Leasing)	51	1,034
The Andersons, Inc. (Agriculture)	51	1,717
The Brink’s Co. (Miscellaneous Manufacturing)	119	2,774
The Buckle, Inc. (Retail)	68	2,615
The Cato Corp. - Class A (Retail)	68	1,534
The Children’s Place Retail Stores, Inc.* (Retail)	51	2,373
The Corporate Executive Board Co. (Commercial Services)	85	2,533
The Ensign Group, Inc. (Healthcare - Services)	51	1,179
The Finish Line, Inc. - Class A (Retail)	119	2,379
The Fresh Market, Inc.* (Food)	68	2,595
The Geo Group, Inc.* (Commercial Services)	170	3,155
The Gorman-Rupp Co. (Machinery - Diversified)	51	1,259
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	594
The Hain Celestial Group, Inc.* (Food)	85	2,597
The Jones Group, Inc. (Apparel)	204	1,879
The Medicines Co.* (Biotechnology)	136	2,024
The Men’s Wearhouse, Inc. (Retail)	119	3,104
The Middleby Corp.* (Machinery - Diversified)	51	3,593

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Navigators Group, Inc.* (Insurance)	34	$1,469
The New York Times Co. - Class A* (Media)	323	1,877
The Pantry, Inc.* (Retail)	51	619
The Pep Boys - Manny, Moe & Jack (Retail)	136	1,342
The Ryland Group, Inc. (Home Builders)	136	1,448
The Ultimate Software Group, Inc.* (Software)	68	3,177
The Warnaco Group, Inc.* (Apparel)	102	4,701
The Wet Seal, Inc. - Class A* (Retail)	238	1,066
Theravance, Inc.* (Pharmaceuticals)	187	3,766
Thompson Creek Metals Co., Inc.* (Mining)	425	2,580
Titan International, Inc. (Auto Parts & Equipment)	102	1,530
Titan Machinery, Inc.* (Distribution/Wholesale)	34	609
TiVo, Inc.* (Home Furnishings)	306	2,858
TNS, Inc.* (Commercial Services)	102	1,918
Tompkins Financial Corp. (Banks)	68	2,433
Tootsie Roll Industries, Inc. (Food)	102	2,460
Tower Group, Inc. (Insurance)	102	2,332
TowneBank (Banks)	153	1,740
TPC Group, Inc.* (Chemicals)	34	683
Travelzoo, Inc.* (Internet)	17	374
Tredegar Corp. (Miscellaneous Manufacturing)	85	1,261
TreeHouse Foods, Inc.* (Food)	85	5,256
Trex Co., Inc.* (Building Materials)	34	545
Triangle Capital Corp. (Investment Companies)	85	1,294
TriMas Corp.* (Miscellaneous Manufacturing)	68	1,010
Triple-S Management Corp. - Class B* (Healthcare - Services)	85	1,424
TriQuint Semiconductor, Inc.* (Semiconductors)	442	2,219
Triumph Group, Inc. (Aerospace/Defense)	102	4,971
True Religion Apparel, Inc.* (Apparel)	68	1,833
TrueBlue, Inc.* (Commercial Services)	102	1,156
TrustCo Bank Corp. NY (Banks)	425	1,895
Trustmark Corp. (Banks)	136	2,468
TTM Technologies, Inc.* (Electronics)	136	1,293
Tutor Perini Corp. (Engineering & Construction)	85	977
Twin Disc, Inc. (Machinery - Diversified)	34	907
Two Harbors Investment Corp. (REIT)	238	2,102
Tyler Technologies, Inc.* (Software)	85	2,149
UIL Holdings Corp. (Electric)	119	3,919
Ultratech Stepper, Inc.* (Semiconductors)	68	1,166
UMB Financial Corp. (Banks)	68	2,181
Umpqua Holdings Corp. (Banks)	289	2,540
UniFirst Corp. (Textiles)	51	2,310
Unisource Energy Corp. (Electric)	102	3,681
Unisys Corp.* (Computers)	102	1,600
United Bankshares, Inc. (Banks)	136	2,732
United Fire & Casualty Co. (Insurance)	85	1,504
United Natural Foods, Inc.* (Food)	119	4,408
United Online, Inc. (Internet)	272	1,423
United Rentals, Inc.* (Commercial Services)	153	2,577
United Stationers, Inc. (Distribution/Wholesale)	102	2,779
Universal American Corp. (Insurance)	85	855
Universal Corp. (Agriculture)	68	2,438
Universal Display Corp.* (Electrical Components & Equipment)	102	4,890
Universal Electronics, Inc.* (Home Furnishings)	51	836
Universal Forest Products, Inc. (Building Materials)	51	1,227
Universal Health Realty Income Trust (REIT)	34	1,143
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	17	432
Universal Technical Institute, Inc.* (Commercial Services)	68	924
Urstadt Biddle Properties - Class A (REIT)	68	1,086
US Airways Group, Inc.* (Airlines)	425	2,337
US Ecology, Inc. (Environmental Control)	85	1,315
US Gold Corp.* (Mining)	306	1,227
USA Mobility, Inc. (Telecommunications)	85	1,122
USEC, Inc.* (Mining)	357	575
USG Corp.* (Building Materials)	204	1,373
Vail Resorts, Inc. (Entertainment)	102	3,855
Valassis Communications, Inc.* (Commercial Services)	119	2,230
ValueClick, Inc.* (Internet)	187	2,910
ValueVision Media, Inc. - Class A* (Advertising)	136	321
Vantage Drilling Co.* (Oil & Gas)	544	680
VASCO Data Security International, Inc.* (Internet)	85	434
Vector Group, Ltd. (Agriculture)	187	3,219
Veeco Instruments, Inc.* (Semiconductors)	102	2,489
Venoco, Inc.* (Oil & Gas)	68	599
Vera Bradley, Inc.* (Retail)	51	1,839
Verint Systems, Inc.* (Software)	68	1,788
Viad Corp. (Commercial Services)	68	1,155
ViaSat, Inc.* (Telecommunications)	102	3,398
Vicor Corp. (Electrical Components & Equipment)	85	744
ViewPoint Financial Group (Savings & Loans)	153	1,752
VirnetX Holding Corp.* (Internet)	102	1,529
ViroPharma, Inc.* (Pharmaceuticals)	204	3,686
Virtus Investment Partners, Inc.* (Diversified Financial Services)	17	912
Vitamin Shoppe, Inc.* (Retail)	68	2,546
VIVUS, Inc.* (Pharmaceuticals)	255	2,058
Vocus, Inc.* (Internet)	51	855

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Volcano Corp.* (Healthcare - Products)	119	$3,526
Volterra Semiconductor Corp.* (Semiconductors)	85	1,635
Vonage Holdings Corp.* (Telecommunications)	442	1,149
W&T Offshore, Inc. (Oil & Gas)	102	1,404
Wabash National Corp.* (Auto Manufacturers)	255	1,216
Walter Investment Management Corp. (REIT)	68	1,559
Washington REIT (REIT)	153	4,312
Washington Trust Bancorp, Inc. (Banks)	68	1,345
Watsco, Inc. (Distribution/Wholesale)	85	4,343
Watts Water Technologies, Inc. - Class A (Electronics)	68	1,812
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	978
WD-40 Co. (Household Products/Wares)	51	2,032
Web.com Group, Inc.* (Internet)	85	593
Websense, Inc.* (Internet)	102	1,765
Webster Financial Corp. (Banks)	153	2,341
Weis Markets, Inc. (Food)	51	1,890
WellCare Health Plans, Inc.* (Healthcare - Services)	102	3,874
Werner Enterprises, Inc. (Transportation)	136	2,833
WesBanco, Inc. (Banks)	153	2,648
West Coast Bancorp* (Banks)	68	952
West Pharmaceutical Services, Inc. (Healthcare - Products)	136	5,046
Westamerica Bancorp (Banks)	85	3,257
Western Alliance Bancorp* (Banks)	204	1,118
Western Refining, Inc.* (Oil & Gas)	136	1,695
WGL Holdings, Inc. (Gas)	119	4,649
Winn-Dixie Stores, Inc.* (Food)	153	906
Winthrop Realty Trust (REIT)	119	1,034
Wintrust Financial Corp. (Banks)	85	2,194
Wolverine World Wide, Inc. (Apparel)	119	3,957
Woodward, Inc. (Electronics)	153	4,192
World Acceptance Corp.* (Diversified Financial Services)	34	1,902
World Fuel Services Corp. (Retail)	187	6,106
Worthington Industries, Inc. (Metal Fabricate/Hardware)	170	2,375
Wright Express Corp.* (Commercial Services)	102	3,880
Wright Medical Group, Inc.* (Healthcare - Products)	102	1,824
Xyratex, Ltd. (Computers)	119	1,103
Zep, Inc. (Chemicals)	68	1,021
ZIOPHARM Oncology, Inc.* (Biotechnology)	187	825
Zoll Medical Corp.* (Healthcare - Products)	51	1,925
Zumiez, Inc.* (Retail)	51	893

TOTAL COMMON STOCKS (Cost $2,198,466)		2,349,091

Rights/Warrants (NM)
Magnum Hunter Resources Corp.*(b) (Oil & Gas)	34	—

TOTAL RIGHTS/WARRANTS (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements (c)(d)^ (89.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $11,682,000	$11,682,000	$11,682,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,682,000)		11,682,000

TOTAL INVESTMENT SECURITIES (Cost $13,880,466) — 107.6%		14,031,091
Net other assets (liabilities) — (7.6)%		(993,697)

NET ASSETS — 100.0%		$13,037,394

^	All or a portion of this security is designated on the ProFund VP UltraSmall-Cap’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(b)	Security issued as part of a corporate action and was fair valued at $0 on September 30, 2011.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $3,409,000.

(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 12/19/11 (Underlying notional amount at value $2,754,580)	43	$(275,486)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$13,939,272	$(812,811)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	7,025,362	(381,615)
		$(1,194,426)

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$2,455	NM
Aerospace/Defense	34,811	0.3%
Agriculture	9,259	0.1%
Airlines	13,134	0.1%
Apparel	35,781	0.3%
Auto Manufacturers	2,198	NM
Auto Parts & Equipment	22,492	0.2%
Banks	136,488	1.0%
Beverages	5,263	NM
Biotechnology	49,313	0.4%
Building Materials	19,671	0.2%
Chemicals	45,307	0.4%
Coal	5,796	NM
Commercial Services	154,617	1.2%
Computers	45,078	0.3%
Cosmetics/Personal Care	2,238	NM
Distribution/Wholesale	25,633	0.2%
Diversified Financial Services	39,672	0.3%
Electric	58,983	0.5%
Electrical Components & Equipment	23,615	0.2%
Electronics	49,789	0.4%
Energy - Alternate Sources	2,733	NM
Engineering & Construction	16,972	0.1%
Entertainment	21,135	0.2%
Environmental Control	19,534	0.2%
Food	49,702	0.4%
Forest Products & Paper	18,257	0.1%
Gas	31,518	0.2%
Hand/Machine Tools	1,850	NM
Healthcare - Products	89,746	0.7%
Healthcare - Services	43,988	0.3%
Holding Companies - Diversified	2,545	NM
Home Builders	7,264	0.1%
Home Furnishings	8,919	0.1%
Household Products/Wares	11,439	0.1%
Insurance	78,075	0.6%
Internet	59,505	0.5%
Investment Companies	19,792	0.2%
Iron/Steel	432	NM
Leisure Time	9,326	0.1%
Lodging	6,167	NM
Machinery - Construction & Mining	2,489	NM
Machinery - Diversified	34,450	0.3%
Media	16,748	0.1%
Metal Fabricate/Hardware	17,510	0.1%
Mining	31,079	0.2%
Miscellaneous Manufacturing	57,372	0.4%
Office Furnishings	9,141	0.1%
Oil & Gas	75,891	0.6%
Oil & Gas Services	36,671	0.3%
Packaging & Containers	1,525	NM
Pharmaceuticals	69,854	0.5%
Pipelines	3,640	NM
Private Equity	1,593	NM
REIT	204,283	1.6%
Real Estate	1,856	NM
Retail	147,883	1.1%
Savings & Loans	23,762	0.2%
Semiconductors	79,388	0.6%
Software	104,512	0.8%
Storage/Warehousing	1,677	NM
Telecommunications	84,858	0.7%
Textiles	4,047	NM
Toys/Games/Hobbies	1,611	NM
Transportation	42,587	0.3%
Trucking & Leasing	6,004	NM
Water	8,168	0.1%
Other**	10,688,303	82.0%
Total	$13,037,394	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (45.0%)
Activision Blizzard, Inc. (Software)	7,223	$85,954
Adobe Systems, Inc.* (Software)	3,131	75,676
Akamai Technologies, Inc.* (Internet)	1,178	23,419
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,178	75,463
Altera Corp. (Semiconductors)	2,046	64,510
Amazon.com, Inc.* (Internet)	2,852	616,688
Amgen, Inc. (Biotechnology)	5,828	320,249
Apollo Group, Inc. - Class A* (Commercial Services)	868	34,381
Apple Computer, Inc.* (Computers)	5,859	2,233,334
Applied Materials, Inc. (Semiconductors)	8,308	85,988
Autodesk, Inc.* (Software)	1,457	40,475
Automatic Data Processing, Inc. (Commercial Services)	3,100	146,165
Baidu, Inc.ADR* (Internet)	1,705	182,282
Bed Bath & Beyond, Inc.* (Retail)	1,581	90,607
Biogen Idec, Inc.* (Biotechnology)	1,519	141,495
BMC Software, Inc.* (Software)	1,116	43,033
Broadcom Corp. - Class A (Semiconductors)	3,038	101,135
C.H. Robinson Worldwide, Inc. (Transportation)	1,054	72,167
CA, Inc. (Software)	3,193	61,976
Celgene Corp.* (Biotechnology)	2,883	178,515
Cerner Corp.* (Software)	1,054	72,220
Check Point Software Technologies, Ltd.* (Software)	1,302	68,694
Cisco Systems, Inc. (Telecommunications)	34,720	537,813
Citrix Systems, Inc.* (Software)	1,178	64,236
Cognizant Technology Solutions Corp.* (Computers)	1,922	120,509
Comcast Corp. - Class A (Media)	13,206	276,005
Costco Wholesale Corp. (Retail)	2,759	226,569
Ctrip.com International, Ltd.ADR* (Internet)	930	29,909
Dell, Inc.* (Computers)	11,532	163,178
DENTSPLY International, Inc. (Healthcare - Products)	899	27,590
DIRECTV - Class A* (Media)	4,650	196,462
Dollar Tree, Inc.* (Retail)	775	58,210
eBay, Inc.* (Internet)	8,153	240,432
Electronic Arts, Inc.* (Software)	2,077	42,475
Expedia, Inc. (Internet)	1,581	40,711
Expeditors International of Washington, Inc. (Transportation)	1,333	54,053
Express Scripts, Inc.* (Pharmaceuticals)	3,069	113,768
F5 Networks, Inc.* (Internet)	496	35,241
Fastenal Co. (Distribution/Wholesale)	1,860	61,901
First Solar, Inc.* (Energy - Alternate Sources)	558	35,271
Fiserv, Inc.* (Software)	899	45,642
Flextronics International, Ltd.* (Electronics)	4,619	26,005
FLIR Systems, Inc. (Electronics)	1,023	25,626
Garmin, Ltd. (Electronics)	1,240	39,395
Gilead Sciences, Inc.* (Biotechnology)	4,867	188,840
Google, Inc. - Class A* (Internet)	1,612	829,181
Green Mountain Coffee Roasters, Inc.* (Beverages)	961	89,315
Henry Schein, Inc.* (Healthcare - Products)	589	36,524
Illumina, Inc.* (Biotechnology)	775	31,713
Infosys Technologies, Ltd.ADR (Computers)	527	26,914
Intel Corp. (Semiconductors)	33,170	707,516
Intuit, Inc.* (Software)	1,922	91,180
Intuitive Surgical, Inc.* (Healthcare - Products)	248	90,341
Joy Global, Inc. (Machinery - Construction & Mining)	651	40,609
KLA -Tencor Corp. (Semiconductors)	1,054	40,347
Lam Research Corp.* (Semiconductors)	775	29,435
Liberty Media Holding Corp. - Interactive Series A* (Internet)	3,627	53,571
Life Technologies Corp.* (Biotechnology)	1,147	44,079
Linear Technology Corp. (Semiconductors)	1,426	39,429
Marvell Technology Group, Ltd.* (Semiconductors)	3,875	56,304
Mattel, Inc. (Toys/Games/Hobbies)	2,170	56,181
Maxim Integrated Products, Inc. (Semiconductors)	1,860	43,394
Microchip Technology, Inc. (Semiconductors)	1,209	37,612
Micron Technology, Inc.* (Semiconductors)	6,324	31,873
Microsoft Corp. (Software)	52,917	1,317,104
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,697	45,849
NetApp, Inc.* (Computers)	2,356	79,963
Netflix, Inc.* (Internet)	341	38,588
News Corp. - Class A (Media)	11,532	178,400
NII Holdings, Inc. - Class B* (Telecommunications)	1,085	29,241
NVIDIA Corp.* (Semiconductors)	3,813	47,662
O’Reilly Automotive, Inc.* (Retail)	868	57,835
Oracle Corp. (Software)	31,930	917,668
PACCAR, Inc. (Auto Manufacturers)	2,294	77,583
Paychex, Inc. (Commercial Services)	2,294	60,493
Priceline.com, Inc.* (Internet)	310	139,333
QIAGEN N.V.* (Healthcare - Products)	1,488	20,579
Qualcomm, Inc. (Telecommunications)	10,602	515,575
Research In Motion, Ltd.* (Computers)	3,286	66,706
Ross Stores, Inc. (Retail)	744	58,545
SanDisk Corp.* (Computers)	1,519	61,292
Seagate Technology PLC (Computers)	2,635	27,088
Sears Holdings Corp.* (Retail)	682	39,229
Sigma-Aldrich Corp. (Chemicals)	775	47,887
Sirius XM Radio, Inc.* (Media)	24,924	37,635
Staples, Inc. (Retail)	4,464	59,371
Starbucks Corp. (Retail)	4,712	175,710
Stericycle, Inc.* (Environmental Control)	558	45,042
Symantec Corp.* (Internet)	4,743	77,311
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,402	163,842

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Outfitters, Inc.* (Retail)	992	$22,141
VeriSign, Inc. (Internet)	1,054	30,155
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,302	57,991
Virgin Media, Inc. (Telecommunications)	1,984	48,310
Vodafone Group PLCADR (Telecommunications)	5,673	145,512
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,612	23,052
Whole Foods Market, Inc. (Food)	1,116	72,886
Wynn Resorts, Ltd. (Lodging)	775	89,187
Xilinx, Inc. (Semiconductors)	1,674	45,935
Yahoo!, Inc.* (Internet)	7,967	104,846

TOTAL COMMON STOCKS (Cost $8,533,078)		14,865,331

	Principal Amount	Value
Repurchase Agreements (a)(b) (38.7%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $12,796,000	$12,796,000	$12,796,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,796,000)		12,796,000

TOTAL INVESTMENT SECURITIES (Cost $21,329,078) — 83.7%		27,661,331
Net other assets (liabilities) — 16.3%		5,403,086

NET ASSETS — 100.0%		$33,064,417

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $7,243,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $3,670,050)	86	$(143,436)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$16,510,661	$(187,794)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	31,245,127	(1,769,110)
		$(1,956,904)

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$77,583	0.2%
Beverages	89,315	0.3%
Biotechnology	1,038,345	3.1%
Chemicals	47,887	0.1%
Commercial Services	241,039	0.7%
Computers	2,778,984	8.4%
Distribution/Wholesale	61,901	0.2%
Electronics	91,026	0.3%
Energy - Alternate Sources	35,271	0.1%
Environmental Control	45,042	0.1%
Food	72,886	0.2%
Healthcare - Products	175,034	0.5%
Internet	2,441,667	7.4%
Lodging	89,187	0.3%
Machinery - Construction & Mining	40,609	0.1%
Media	688,502	2.1%
Pharmaceuticals	346,511	1.1%
Retail	788,217	2.4%
Semiconductors	1,331,140	4.0%
Software	2,926,333	8.9%
Telecommunications	1,276,451	3.9%
Toys/Games/Hobbies	56,181	0.2%
Transportation	126,220	0.4%
Other**	18,199,086	55.0%
Total	$33,064,417	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (95.7%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $31,672,000	$31,672,000	$31,672,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,672,000)		31,672,000

TOTAL INVESTMENT SECURITIES (Cost $31,672,000) — 95.7%		31,672,000
Net other assets (liabilities) — 4.3%		1,440,361

NET ASSETS — 100.0%		$33,112,361

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $4,579,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $6,079,050)	108	$305,370

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(14,217,293)	$507,359
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(12,825,859)	502,385
		$1,009,744

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (91.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $2,420,000	$2,420,000	$2,420,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,420,000)		2,420,000

TOTAL INVESTMENT SECURITIES (Cost $2,420,000) — 91.9%		2,420,000
Net other assets (liabilities) — 8.1%		213,546

NET ASSETS — 100.0%		$2,633,546

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $537,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/11 (Underlying notional amount at value $311,360)	4	$30,353

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(1,067,180)	$48,338
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(1,258,925)	103,077
		$151,415

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (93.0%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $6,940,000	$6,940,000	$6,940,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,940,000)		6,940,000

TOTAL INVESTMENT SECURITIES (Cost $6,940,000) — 93.0%		6,940,000
Net other assets (liabilities) — 7.0%		519,567

NET ASSETS — 100.0%		$7,459,567

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $1,471,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Future Contract expiring 12/19/11 (Underlying notional amount at value $768,720)	12	$71,030

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(3,031,826)	$148,227
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,581,744)	237,911
		$386,138

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (97.7%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $103,000	$103,000	$103,000

TOTAL REPURCHASE AGREEMENTS (Cost $103,000)		103,000

TOTAL INVESTMENT SECURITIES (Cost $103,000) — 97.7%		103,000
Net other assets (liabilities) — 2.3%		2,457

NET ASSETS — 100.0%		$105,457

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $92,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(70,658)	$1,782
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(34,510)	741
		$2,523

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (93.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $8,314,000	$8,314,000	$8,314,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,314,000)		8,314,000

TOTAL INVESTMENT SECURITIES (Cost $8,314,000) — 93.8%		8,314,000
Net other assets (liabilities) — 6.2%		548,036

NET ASSETS — 100.0%		$8,862,036

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $1,184,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $256,050)	6	$9,985

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(6,418,176)	$292,425
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,226,683)	124,827
		$417,252

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (95.5%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $2,905,000	$2,905,000	$2,905,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,905,000)		2,905,000

TOTAL INVESTMENT SECURITIES (Cost $2,905,000) — 95.5%		2,905,000
Net other assets (liabilities) — 4.5%		136,358

NET ASSETS — 100.0%		$3,041,358

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $344,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(1,975,662)	$58,567
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,065,477)	33,208
		$91,775

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (96.9%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $2,499,000	$2,499,000	$2,499,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,499,000)		2,499,000

TOTAL INVESTMENT SECURITIES (Cost $2,499,000) — 96.9%		2,499,000
Net other assets (liabilities) — 3.1%		81,027

NET ASSETS — 100.0%		$2,580,027

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $522,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(767,142)	$25,894
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,817,376)	78,317
		$104,211

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (91.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $449,000	$449,000	$449,000

TOTAL REPURCHASE AGREEMENTS (Cost $449,000)		449,000

TOTAL INVESTMENT SECURITIES (Cost $449,000) — 91.1%		449,000
Net other assets (liabilities) — 8.9%		43,737

NET ASSETS — 100.0%		$492,737

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $204,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/19/11 (Underlying notional amount at value $162,615)	3	$7,539

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(441,311)	$27,260
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(391,271)	2,368
		$29,628

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (201.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $1,274,000	$1,274,000	$1,274,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,274,000)		1,274,000

TOTAL INVESTMENT SECURITIES (Cost $1,274,000) — 201.6%		1,274,000
Net other assets (liabilities) — (101.6)%		(641,941)

NET ASSETS — 100.0%		$632,059

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $150,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $213,375)	5	$10,095

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(752,090)	$69,735
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(304,009)	11,600
		$81,335

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (62.8%)
Associated Banc-Corp (Banks)	532	$4,948
Astoria Financial Corp. (Savings & Loans)	266	2,046
BancorpSouth, Inc. (Banks)	228	2,002
Bank of America Corp. (Banks)	30,666	187,676
Bank of Hawaii Corp. (Banks)	152	5,533
BB&T Corp. (Banks)	2,090	44,580
BOK Financial Corp. (Banks)	76	3,564
CapitalSource, Inc. (Banks)	988	6,066
Capitol Federal Financial, Inc. (Savings & Loans)	494	5,217
Cathay Bancorp, Inc. (Banks)	228	2,595
Citigroup, Inc. (Banks)	8,816	225,866
City National Corp. (Banks)	152	5,740
Comerica, Inc. (Banks)	608	13,966
Commerce Bancshares, Inc. (Banks)	228	7,923
Cullen/Frost Bankers, Inc. (Banks)	190	8,713
East West Bancorp, Inc. (Banks)	456	6,799
F.N.B. Corp. (Banks)	380	3,257
Fifth Third Bancorp (Banks)	2,774	28,017
First Financial Bankshares, Inc. (Banks)	114	2,982
First Horizon National Corp. (Banks)	799	4,759
First Midwest Bancorp, Inc. (Banks)	228	1,669
First Niagara Financial Group, Inc. (Savings & Loans)	912	8,345
First Republic Bank* (Banks)	228	5,280
FirstMerit Corp. (Banks)	342	3,885
Fulton Financial Corp. (Banks)	608	4,651
Glacier Bancorp, Inc. (Banks)	228	2,136
Hancock Holding Co. (Banks)	228	6,106
Hudson City Bancorp, Inc. (Savings & Loans)	1,482	8,388
Huntington Bancshares, Inc. (Banks)	2,622	12,586
IBERIABANK Corp. (Banks)	76	3,577
International Bancshares Corp. (Banks)	190	2,498
J.P. Morgan Chase & Co. (Banks)	11,856	357,103
KeyCorp (Banks)	2,888	17,126
M&T Bank Corp. (Banks)	380	26,562
MB Financial, Inc. (Banks)	152	2,237
National Penn Bancshares, Inc. (Banks)	380	2,664
New York Community Bancorp (Savings & Loans)	1,330	15,827
Old National Bancorp (Banks)	304	2,833
PacWest Bancorp (Banks)	114	1,589
Park National Corp. (Banks)	38	2,009
People’s United Financial, Inc. (Savings & Loans)	1,140	12,996
PNC Financial Services Group (Banks)	1,596	76,911
Popular, Inc.* (Banks)	3,116	4,674
PrivateBancorp, Inc. (Banks)	190	1,429
Prosperity Bancshares, Inc. (Banks)	152	4,967
Provident Financial Services, Inc. (Savings & Loans)	190	2,043
Regions Financial Corp. (Banks)	3,838	12,781
Signature Bank* (Banks)	114	5,441
SunTrust Banks, Inc. (Banks)	1,634	29,330
Susquehanna Bancshares, Inc. (Banks)	380	2,079
SVB Financial Group* (Banks)	114	4,218
Synovus Financial Corp. (Banks)	2,204	2,358
TCF Financial Corp. (Banks)	456	4,177
TFS Financial Corp.* (Savings & Loans)	266	2,163
Trustmark Corp. (Banks)	190	3,448
U.S. Bancorp (Banks)	5,814	136,862
UMB Financial Corp. (Banks)	114	3,657
Umpqua Holdings Corp. (Banks)	342	3,006
United Bankshares, Inc. (Banks)	152	3,054
Valley National Bancorp (Banks)	532	5,634
Washington Federal, Inc. (Savings & Loans)	342	4,357
Webster Financial Corp. (Banks)	228	3,488
Wells Fargo & Co. (Banks)	15,162	365,707
Westamerica Bancorp (Banks)	76	2,912
Wintrust Financial Corp. (Banks)	114	2,942
Zions Bancorp (Banks)	570	8,020

TOTAL COMMON STOCKS (Cost $1,059,280)		1,767,974

TOTAL INVESTMENT SECURITIES (Cost $1,059,280) — 62.8%		1,767,974
Net other assets (liabilities) — 37.2%		1,048,424

NET ASSETS — 100.0%		$2,816,398

*	Non-income producing security

ProFund VP Banks invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Banks	$1,706,592	60.6%
Savings & Loans	61,382	2.2%
Other**	1,048,424	37.2%
Total	$2,816,398	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.8%)
AbitibiBowater, Inc.* (Forest Products & Paper)	5,448	$81,720
Air Products & Chemicals, Inc. (Chemicals)	14,301	1,092,167
Airgas, Inc. (Chemicals)	4,767	304,230
AK Steel Holding Corp. (Iron/Steel)	7,945	51,960
Albemarle Corp. (Chemicals)	6,583	265,953
Alcoa, Inc. (Mining)	76,953	736,440
Allegheny Technologies, Inc. (Iron/Steel)	7,718	285,489
Allied Nevada Gold Corp.* (Mining)	5,902	211,351
Alpha Natural Resources, Inc.* (Coal)	16,344	289,125
Arch Coal, Inc. (Coal)	15,436	225,057
Ashland, Inc. (Chemicals)	5,221	230,455
Avery Dennison Corp. (Household Products/Wares)	7,718	193,567
Cabot Corp. (Chemicals)	4,313	106,876
Calgon Carbon Corp.* (Environmental Control)	4,086	59,533
Carpenter Technology Corp. (Iron/Steel)	3,178	142,660
Celanese Corp. - Series A (Chemicals)	11,350	369,216
CF Industries Holdings, Inc. (Chemicals)	5,221	644,219
Chemtura Corp.* (Chemicals)	7,037	70,581
Cliffs Natural Resources, Inc. (Iron/Steel)	10,669	545,933
Coeur d’Alene Mines Corp.* (Mining)	6,583	141,140
Commercial Metals Co. (Metal Fabricate/Hardware)	8,399	79,875
Compass Minerals International, Inc. (Mining)	2,270	151,591
CONSOL Energy, Inc. (Coal)	16,344	554,552
Cytec Industries, Inc. (Chemicals)	3,632	127,628
Domtar Corp. (Forest Products & Paper)	2,951	201,170
E.I. du Pont de Nemours & Co. (Chemicals)	67,646	2,703,811
Eastman Chemical Co. (Chemicals)	4,767	326,683
Ecolab, Inc. (Chemicals)	16,798	821,254
FMC Corp. (Chemicals)	5,221	361,084
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	68,100	2,073,645
Fuller (H.B.) Co. (Chemicals)	3,632	66,175
Hecla Mining Co.* (Mining)	20,203	108,288
Huntsman Corp. (Chemicals)	14,301	138,291
International Flavors & Fragrances, Inc. (Chemicals)	5,902	331,810
International Paper Co. (Forest Products & Paper)	29,283	680,830
Intrepid Potash, Inc.* (Chemicals)	3,859	95,973
Kaiser Aluminum Corp. (Mining)	1,135	50,258
LyondellBasell Industries N.V. - Class A (Chemicals)	24,516	598,926
Minerals Technologies, Inc. (Chemicals)	1,362	67,106
Molycorp, Inc.* (Mining)	4,540	149,230
NewMarket Corp. (Chemicals)	681	103,423
Newmont Mining Corp. (Mining)	34,958	2,198,858
Nucor Corp. (Iron/Steel)	20,657	653,588
Olin Corp. (Chemicals)	5,221	94,030
OM Group, Inc.* (Chemicals)	2,270	58,952
Patriot Coal Corp.* (Coal)	6,583	55,692
Peabody Energy Corp. (Coal)	19,522	661,405
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,951	166,791
PPG Industries, Inc. (Chemicals)	11,350	801,991
Praxair, Inc. (Chemicals)	22,019	2,058,336
Reliance Steel & Aluminum Co. (Iron/Steel)	5,448	185,286
Rockwood Holdings, Inc.* (Chemicals)	4,994	168,248
Royal Gold, Inc. (Mining)	3,859	247,208
RPM, Inc. (Chemicals)	9,534	178,286
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,270	52,936
Schulman (A.), Inc. (Chemicals)	2,270	38,567
Sensient Technologies Corp. (Chemicals)	3,632	118,222
Sigma-Aldrich Corp. (Chemicals)	7,491	462,869
Solutia, Inc.* (Chemicals)	8,853	113,761
Southern Copper Corp. (Mining)	12,258	306,327
Steel Dynamics, Inc. (Iron/Steel)	15,890	157,629
Stillwater Mining Co.* (Mining)	7,491	63,674
The Dow Chemical Co. (Chemicals)	84,898	1,906,809
The Mosaic Co. (Chemicals)	19,976	978,225
Titanium Metals Corp. (Mining)	6,129	91,812
United States Steel Corp. (Iron/Steel)	10,442	229,828
W.R. Grace & Co.* (Chemicals)	4,540	151,182
Walter Energy, Inc. (Coal)	4,540	272,445
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,313	60,253

TOTAL COMMON STOCKS (Cost $16,769,262)		28,372,485

TOTAL INVESTMENT SECURITIES (Cost $16,769,262) — 100.8%		28,372,485
Net other assets (liabilities) — (0.8)%		(233,121)

NET ASSETS — 100.0%		$28,139,364

*	Non-income producing security

ProFund VP Basic Materials invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Chemicals	$15,955,339	56.7%
Coal	2,058,276	7.3%
Environmental Control	59,533	0.2%
Forest Products & Paper	963,720	3.4%
Household Products/Wares	193,567	0.7%
Iron/Steel	2,252,373	8.0%
Metal Fabricate/Hardware	193,064	0.7%
Mining	6,529,822	23.2%
Miscellaneous Manufacturing	166,791	0.6%
Other**	(233,121)	(0.8)%
Total	$28,139,364	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (73.1%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,320	$26,347
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,072	388,972
Amgen, Inc. (Biotechnology)	30,800	1,692,460
Amylin Pharmaceuticals, Inc.* (Biotechnology)	4,400	40,612
Biogen Idec, Inc.* (Biotechnology)	8,008	745,945
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,696	117,792
Celgene Corp.* (Biotechnology)	15,136	937,221
Charles River Laboratories International, Inc.* (Biotechnology)	1,672	47,853
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,024	71,488
Dendreon Corp.* (Biotechnology)	4,928	44,352
Gen-Probe, Inc.* (Healthcare - Products)	1,584	90,684
Gilead Sciences, Inc.* (Biotechnology)	25,432	986,762
Human Genome Sciences, Inc.* (Biotechnology)	6,248	79,287
Illumina, Inc.* (Biotechnology)	4,136	169,245
Incyte, Corp.* (Biotechnology)	3,256	45,486
InterMune, Inc.* (Biotechnology)	2,024	40,885
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,080	20,882
Life Technologies Corp.* (Biotechnology)	5,896	226,583
Myriad Genetics, Inc.* (Biotechnology)	2,816	52,772
Nektar Therapeutics* (Pharmaceuticals)	3,784	18,352
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,112	63,381
PDL BioPharma, Inc. (Biotechnology)	4,576	25,397
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,376	138,283
Seattle Genetics, Inc.* (Biotechnology)	3,344	63,737
Techne Corp. (Healthcare - Products)	1,144	77,804
United Therapeutics Corp.* (Biotechnology)	1,672	62,683
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,864	305,723

TOTAL COMMON STOCKS (Cost $3,457,928)		6,580,988

	Principal Amount	Value
Repurchase Agreements (a) (2.0%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $178,000	$178,000	$178,000

TOTAL REPURCHASE AGREEMENTS (Cost $178,000)		178,000

TOTAL INVESTMENT SECURITIES (Cost $3,635,928) — 75.1%		6,758,988
Net other assets (liabilities) — 24.9%		2,244,703

NET ASSETS — 100.0%		$9,003,691

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,499,700	$(300)

ProFund VP Biotechnology invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Biotechnology	$6,192,093	68.8%
Healthcare - Products	168,488	1.9%
Pharmaceuticals	220,407	2.4%
Other**	2,422,703	26.9%
Total	$9,003,691	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.2%)
Activision Blizzard, Inc. (Software)	4,429	$52,705
Altria Group, Inc. (Agriculture)	21,733	582,662
Archer-Daniels-Midland Co. (Agriculture)	6,489	160,992
Avon Products, Inc. (Cosmetics/Personal Care)	4,532	88,827
BorgWarner, Inc.* (Auto Parts & Equipment)	1,133	68,581
Briggs & Stratton Corp. (Machinery - Diversified)	515	6,958
Brown-Forman Corp. (Beverages)	1,133	79,469
Brunswick Corp. (Leisure Time)	927	13,015
Bunge, Ltd. (Agriculture)	1,545	90,058
Campbell Soup Co. (Food)	2,060	66,682
Carter’s, Inc.* (Apparel)	515	15,728
Chiquita Brands International, Inc.* (Food)	515	4,295
Church & Dwight, Inc. (Household Products/Wares)	1,442	63,736
Clorox Co. (Household Products/Wares)	1,442	95,648
Coach, Inc. (Apparel)	2,987	154,816
Coca-Cola Co. (Beverages)	22,248	1,503,075
Coca-Cola Enterprises, Inc. (Beverages)	3,296	82,005
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,047	447,568
ConAgra Foods, Inc. (Food)	4,326	104,776
Constellation Brands, Inc.* (Beverages)	1,957	35,226
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	618	6,730
Corn Products International, Inc. (Food)	824	32,334
Crocs, Inc.* (Apparel)	927	21,942
D.R. Horton, Inc. (Home Builders)	2,884	26,071
Dana Holding Corp.* (Auto Parts & Equipment)	1,545	16,223
Darling International, Inc.* (Environmental Control)	1,236	15,561
Dean Foods Co.* (Food)	1,957	17,359
Deckers Outdoor Corp.* (Apparel)	412	38,423
Diamond Foods, Inc. (Food)	206	16,437
Dr. Pepper Snapple Group, Inc. (Beverages)	2,266	87,876
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,781	2,169
Electronic Arts, Inc.* (Software)	3,502	71,616
Energizer Holdings, Inc.* (Electrical Components & Equipment)	721	47,903
Flowers Foods, Inc. (Food)	1,442	28,061
Ford Motor Co.* (Auto Manufacturers)	38,934	376,492
Fossil, Inc.* (Distribution/Wholesale)	515	41,746
Fresh Del Monte Produce, Inc. (Food)	412	9,558
General Mills, Inc. (Food)	6,283	241,707
General Motors Co.* (Auto Manufacturers)	6,077	122,634
Gentex Corp. (Electronics)	1,442	34,680
Genuine Parts Co. (Distribution/Wholesale)	1,648	83,718
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,236	114,874
Hanesbrands, Inc.* (Apparel)	1,030	25,760
Hansen Natural Corp.* (Beverages)	721	62,936
Harley-Davidson, Inc. (Leisure Time)	2,472	84,864
Harman International Industries, Inc. (Home Furnishings)	721	20,606
Hasbro, Inc. (Toys/Games/Hobbies)	1,236	40,306
Heinz (H.J.) Co. (Food)	3,399	171,582
Herbalife, Ltd. (Pharmaceuticals)	1,236	66,250
Herman Miller, Inc. (Office Furnishings)	618	11,037
HNI Corp. (Office Furnishings)	412	7,882
Hormel Foods Corp. (Food)	1,545	41,746
Iconix Brand Group, Inc.* (Apparel)	721	11,392
Jarden Corp. (Household Products/Wares)	927	26,197
JM Smucker Co. (Food)	1,236	90,092
Johnson Controls, Inc. (Auto Parts & Equipment)	7,107	187,412
Kellogg Co. (Food)	2,575	136,964
Kimberly-Clark Corp. (Household Products/Wares)	4,120	292,561
Kraft Foods, Inc. (Food)	17,098	574,151
Lancaster Colony Corp. (Food)	206	12,568
Lear Corp. (Auto Parts & Equipment)	1,133	48,606
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,442	28,537
Lennar Corp. - Class A (Home Builders)	1,648	22,314
LKQ Corp.* (Distribution/Wholesale)	1,545	37,327
Lorillard, Inc. (Agriculture)	1,442	159,629
M.D.C. Holdings, Inc. (Home Builders)	412	6,979
Mattel, Inc. (Toys/Games/Hobbies)	3,605	93,333
McCormick & Co., Inc. (Food)	1,236	57,054
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,163	148,879
Mohawk Industries, Inc.* (Textiles)	618	26,518
Molson Coors Brewing Co. - Class B (Beverages)	1,648	65,277
Monsanto Co. (Chemicals)	5,562	333,943
Newell Rubbermaid, Inc. (Housewares)	3,090	36,678
NIKE, Inc. - Class B (Apparel)	3,914	334,686
Nu Skin Enterprises, Inc. (Retail)	618	25,041
NVR, Inc.* (Home Builders)	103	62,210
PepsiCo, Inc. (Beverages)	16,583	1,026,488
Philip Morris International, Inc. (Agriculture)	18,334	1,143,675
Polaris Industries, Inc. (Leisure Time)	618	30,881
Pool Corp. (Distribution/Wholesale)	515	13,483
Procter & Gamble Co. (Cosmetics/Personal Care)	28,737	1,815,604
Pulte Group, Inc.* (Home Builders)	3,502	13,833
PVH Corp. (Retail)	618	35,992
Ralcorp Holdings, Inc.* (Food)	618	47,407
Ralph Lauren Corp. (Apparel)	618	80,155
Reynolds American, Inc. (Agriculture)	3,502	131,255
Sara Lee Corp. (Food)	5,768	94,307
Skechers U.S.A., Inc. - Class A* (Apparel)	412	5,780
Smithfield Foods, Inc.* (Food)	1,648	32,136
Snap-on, Inc. (Hand/Machine Tools)	618	27,439

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,751	$85,974
Steven Madden, Ltd.* (Apparel)	412	12,401
Take-Two Interactive Software, Inc.* (Software)	927	11,791
Tempur-Pedic International, Inc.* (Home Furnishings)	721	37,932
Tenneco, Inc.* (Auto Parts & Equipment)	618	15,827
Tesla Motors, Inc.* (Auto Manufacturers)	618	15,073
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,236	108,570
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,575	25,982
The Hain Celestial Group, Inc.* (Food)	412	12,587
The Hershey Co. (Food)	1,648	97,628
The Jones Group, Inc. (Apparel)	927	8,538
The Middleby Corp.* (Machinery - Diversified)	206	14,515
The Ryland Group, Inc. (Home Builders)	412	4,388
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	412	18,375
The Warnaco Group, Inc.* (Apparel)	412	18,989
Thor Industries, Inc. (Home Builders)	515	11,407
TiVo, Inc.* (Home Furnishings)	1,236	11,544
Toll Brothers, Inc.* (Home Builders)	1,545	22,294
Tootsie Roll Industries, Inc. (Food)	309	7,453
TreeHouse Foods, Inc.* (Food)	412	25,478
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,133	37,083
Tupperware Corp. (Household Products/Wares)	618	33,211
Tyson Foods, Inc. - Class A (Food)	3,193	55,430
Under Armour, Inc. - Class A* (Apparel)	412	27,361
Universal Corp. (Agriculture)	206	7,387
V.F. Corp. (Apparel)	927	112,649
Visteon Corp.* (Auto Parts & Equipment)	515	22,145
WABCO Holdings, Inc.* (Auto Parts & Equipment)	721	27,297
WD-40 Co. (Household Products/Wares)	206	8,207
Whirlpool Corp. (Home Furnishings)	824	41,126
Wolverine World Wide, Inc. (Apparel)	515	17,124

TOTAL COMMON STOCKS (Cost $9,311,976)		13,976,454

TOTAL INVESTMENT SECURITIES (Cost $9,311,976) — 100.2%		13,976,454
Net other assets (liabilities) — (0.2)%		(32,782)

NET ASSETS — 100.0%		$13,943,672

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Agriculture	$2,275,658	16.3%
Apparel	885,744	6.4%
Auto Manufacturers	514,199	3.7%
Auto Parts & Equipment	455,886	3.3%
Beverages	3,057,226	21.9%
Chemicals	333,943	2.4%
Cosmetics/Personal Care	2,460,569	17.6%
Distribution/Wholesale	176,274	1.3%
Electrical Components & Equipment	47,903	0.3%
Electronics	34,680	0.2%
Environmental Control	15,561	0.1%
Food	1,977,792	14.2%
Hand/Machine Tools	113,413	0.8%
Home Builders	169,496	1.2%
Home Furnishings	111,208	0.8%
Household Products/Wares	537,935	3.9%
Housewares	36,678	0.3%
Leisure Time	128,760	0.9%
Machinery - Diversified	21,473	0.2%
Miscellaneous Manufacturing	30,706	0.2%
Office Furnishings	18,919	0.1%
Pharmaceuticals	215,129	1.5%
Retail	61,033	0.4%
Software	136,112	1.0%
Textiles	26,518	0.2%
Toys/Games/Hobbies	133,639	1.0%
Other**	(32,782)	(0.2)%
Total	$13,943,672	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.1%)
99 Cents Only Stores* (Retail)	260	$4,789
Aaron’s, Inc. (Commercial Services)	325	8,206
Abercrombie & Fitch Co. - Class A (Retail)	390	24,008
Acxiom Corp.* (Software)	390	4,150
Advance Auto Parts, Inc. (Retail)	325	18,883
Aeropostale, Inc.* (Retail)	390	4,216
Alaska Air Group, Inc.* (Airlines)	195	10,977
Amazon.com, Inc.* (Internet)	1,625	351,374
AMC Networks, Inc. - Class A* (Media)	260	8,307
American Eagle Outfitters, Inc. (Retail)	910	10,665
AmerisourceBergen Corp. (Pharmaceuticals)	1,235	46,028
AMR Corp.* (Airlines)	1,495	4,425
Ann, Inc.* (Retail)	260	5,938
Apollo Group, Inc. - Class A* (Commercial Services)	585	23,172
Arbitron, Inc. (Commercial Services)	130	4,300
Ascena Retail Group, Inc.* (Retail)	260	7,038
AutoNation, Inc.* (Retail)	195	6,392
AutoZone, Inc.* (Retail)	130	41,495
Avis Budget Group, Inc.* (Commercial Services)	455	4,400
Bally Technologies, Inc.* (Entertainment)	260	7,015
Bed Bath & Beyond, Inc.* (Retail)	1,170	67,053
Best Buy Co., Inc. (Retail)	1,365	31,804
Big Lots, Inc.* (Retail)	325	11,320
Bob Evans Farms, Inc. (Retail)	130	3,708
Brinker International, Inc. (Retail)	390	8,159
Cablevision Systems Corp. - Class A (Media)	1,040	16,359
Cardinal Health, Inc. (Pharmaceuticals)	1,560	65,333
Career Education Corp.* (Commercial Services)	260	3,393
Carmax, Inc.* (Retail)	1,040	24,804
Carnival Corp. - Class A (Leisure Time)	1,885	57,115
Casey’s General Stores, Inc. (Retail)	195	8,512
CBS Corp. - Class B (Media)	2,860	58,287
CEC Entertainment, Inc. (Retail)	65	1,851
Charter Communications, Inc. - Class A* (Media)	195	9,134
Cheesecake Factory, Inc.* (Retail)	260	6,409
Chemed Corp. (Commercial Services)	65	3,572
Chico’s FAS, Inc. (Retail)	780	8,915
Chipotle Mexican Grill, Inc.* (Retail)	130	39,383
Choice Hotels International, Inc. (Lodging)	130	3,864
Cinemark Holdings, Inc. (Entertainment)	390	7,363
Collective Brands, Inc.* (Retail)	260	3,370
Comcast Corp. - Class A (Media)	9,555	199,699
Comcast Corp. - Special Class A (Media)	2,990	61,863
Copart, Inc.* (Retail)	260	10,171
Costco Wholesale Corp. (Retail)	2,015	165,472
Cracker Barrel Old Country Store, Inc. (Retail)	130	5,210
CTC Media, Inc. (Media)	260	2,314
CVS Caremark Corp. (Retail)	6,110	205,174
Darden Restaurants, Inc. (Retail)	585	25,009
Delta Air Lines, Inc.* (Airlines)	3,835	28,762
DeVry, Inc. (Commercial Services)	260	9,610
Dick’s Sporting Goods, Inc.* (Retail)	455	15,224
Dillards, Inc. - Class A (Retail)	195	8,479
DIRECTV - Class A* (Media)	3,380	142,805
Discovery Communications, Inc. - Class A* (Media)	650	24,453
Discovery Communications, Inc. - Class C* (Media)	585	20,563
DISH Network Corp. - Class A* (Media)	975	24,433
Dolby Laboratories, Inc. - Class A* (Electronics)	260	7,134
Dollar General Corp.* (Retail)	455	17,181
Dollar Tree, Inc.* (Retail)	585	43,939
Domino’s Pizza, Inc.* (Retail)	260	7,085
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	325	5,909
Dun & Bradstreet Corp. (Software)	195	11,946
eBay, Inc.* (Internet)	5,070	149,514
Expedia, Inc. (Internet)	910	23,432
FactSet Research Systems, Inc. (Media)	195	17,349
Family Dollar Stores, Inc. (Retail)	520	26,447
Foot Locker, Inc. (Retail)	715	14,364
GameStop Corp. - Class A* (Retail)	650	15,015
Gannett Co., Inc. (Media)	1,105	10,531
Gaylord Entertainment Co.* (Lodging)	195	3,771
Genesco, Inc.* (Retail)	130	6,699
Group 1 Automotive, Inc. (Retail)	130	4,622
GUESS?, Inc. (Retail)	325	9,259
H & R Block, Inc. (Commercial Services)	1,365	18,168
Hertz Global Holdings, Inc.* (Commercial Services)	1,105	9,835
Hillenbrand, Inc. (Commercial Services)	260	4,784
Home Depot, Inc. (Retail)	7,280	239,294
HSN, Inc.* (Retail)	195	6,460
Hyatt Hotels Corp. - Class A* (Lodging)	195	6,117
IHS, Inc. - Class A* (Computers)	195	14,588
International Game Technology (Entertainment)	1,365	19,833
International Speedway Corp. - Class A (Entertainment)	130	2,969
Interpublic Group of Cos., Inc. (Advertising)	2,210	15,912
ITT Educational Services, Inc.* (Commercial Services)	130	7,485
J.C. Penney Co., Inc. (Retail)	650	17,407
Jack in the Box, Inc.* (Retail)	195	3,884
JetBlue Airways Corp.* (Airlines)	1,105	4,531
John Wiley & Sons, Inc. (Media)	260	11,549
Kohls Corp. (Retail)	1,235	60,638
Kroger Co. (Food)	2,600	57,096
Lamar Advertising Co.* (Advertising)	260	4,428
Las Vegas Sands Corp.* (Lodging)	1,820	69,779
Liberty Global, Inc. - Class A* (Media)	650	23,517

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Global, Inc. - Series C* (Media)	585	$20,247
Liberty Media Corp. - Liberty Capital - Class A* (Media)	325	21,489
Liberty Media Corp. - Liberty Starz - Class A* (Media)	195	12,394
Liberty Media Holding Corp. - Interactive Series A* (Internet)	2,600	38,402
Life Time Fitness, Inc.* (Leisure Time)	195	7,186
Limited, Inc. (Retail)	1,170	45,057
Live Nation, Inc.* (Commercial Services)	715	5,727
Lowe’s Cos., Inc. (Retail)	5,915	114,396
Macy’s, Inc. (Retail)	1,950	51,324
Madison Square Garden, Inc. - Class A* (Entertainment)	260	5,928
Marriott International, Inc. - Class A (Lodging)	1,431	38,977
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	130	3,999
McDonald’s Corp. (Retail)	4,680	410,998
McGraw-Hill Cos., Inc. (Media)	1,365	55,965
McKesson Corp. (Pharmaceuticals)	1,105	80,333
Meredith Corp. (Media)	195	4,415
MGM Resorts International* (Lodging)	1,495	13,889
Morningstar, Inc. (Commercial Services)	130	7,337
Neilsen Holdings N.V.* (Media)	325	8,476
Netflix, Inc.* (Internet)	260	29,422
News Corp. - Class A (Media)	8,255	127,705
News Corp. - Class B (Media)	2,015	31,414
Nordstrom, Inc. (Retail)	780	35,630
O’Reilly Automotive, Inc.* (Retail)	650	43,309
Office Depot, Inc.* (Retail)	1,235	2,544
OfficeMax, Inc.* (Retail)	390	1,892
Omnicare, Inc. (Pharmaceuticals)	520	13,224
Omnicom Group, Inc. (Advertising)	1,300	47,892
OpenTable, Inc.* (Internet)	130	5,981
Orient-Express Hotels, Ltd. - Class A* (Lodging)	455	3,144
P.F. Chang’s China Bistro, Inc. (Retail)	130	3,541
Panera Bread Co. - Class A* (Retail)	130	13,512
Papa John’s International, Inc.* (Retail)	65	1,976
Penn National Gaming* (Entertainment)	325	10,819
PetSmart, Inc. (Retail)	520	22,178
Pinnacle Entertainment, Inc.* (Entertainment)	260	2,361
Priceline.com, Inc.* (Internet)	195	87,645
RadioShack Corp. (Retail)	455	5,287
Regal Entertainment Group - Class A (Entertainment)	390	4,579
Regis Corp. (Retail)	260	3,663
Rent-A-Center, Inc. (Commercial Services)	260	7,137
Rite Aid Corp.* (Retail)	2,730	2,675
Rollins, Inc. (Commercial Services)	325	6,081
Ross Stores, Inc. (Retail)	520	40,919
Royal Caribbean Cruises, Ltd. (Leisure Time)	650	14,066
Ruddick Corp. (Food)	195	7,603
Safeway, Inc. (Food)	1,625	27,024
Saks, Inc.* (Retail)	585	5,119
Sally Beauty Holdings, Inc.* (Retail)	455	7,553
Scholastic Corp. (Media)	130	3,644
Scientific Games Corp. - Class A* (Entertainment)	260	1,851
Scripps Networks Interactive - Class A (Media)	390	14,496
Sears Holdings Corp.* (Retail)	195	11,216
Service Corp. International (Commercial Services)	1,105	10,122
Shutterfly, Inc.* (Internet)	130	5,353
Signet Jewelers, Ltd.* (Retail)	390	13,182
Six Flags Entertainment Corp. (Entertainment)	260	7,207
SkyWest, Inc. (Airlines)	260	2,993
Sonic Corp.* (Retail)	260	1,838
Sotheby’s (Commercial Services)	325	8,960
Southwest Airlines Co. (Airlines)	3,640	29,266
Staples, Inc. (Retail)	3,250	43,225
Starbucks Corp. (Retail)	3,380	126,040
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	910	35,326
Strayer Education, Inc. (Commercial Services)	65	4,984
SuperValu, Inc. (Food)	975	6,494
Sysco Corp. (Food)	2,665	69,023
Target Corp. (Retail)	2,795	137,067
The Buckle, Inc. (Retail)	130	5,000
The Cato Corp. - Class A (Retail)	130	2,933
The Children’s Place Retail Stores, Inc.* (Retail)	130	6,049
The Gap, Inc. (Retail)	1,235	20,056
The Men’s Wearhouse, Inc. (Retail)	260	6,781
The New York Times Co. - Class A* (Media)	585	3,399
The Wendy’s Co. (Retail)	1,430	6,564
Tiffany & Co. (Retail)	585	35,580
Time Warner Cable, Inc. (Media)	1,495	93,692
Time Warner, Inc. (Media)	4,745	142,208
TJX Cos., Inc. (Retail)	1,755	97,350
Tractor Supply Co. (Retail)	325	20,329
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	195	12,135
United Continental Holdings, Inc.* (Airlines)	1,495	28,973
United Natural Foods, Inc.* (Food)	195	7,223
Urban Outfitters, Inc.* (Retail)	585	13,057
US Airways Group, Inc.* (Airlines)	715	3,933
Vail Resorts, Inc. (Entertainment)	195	7,369
Valassis Communications, Inc.* (Commercial Services)	195	3,654
ValueClick, Inc.* (Internet)	390	6,068
VCA Antech, Inc.* (Pharmaceuticals)	390	6,232
Viacom, Inc. - Class B (Media)	2,405	93,170
Wal-Mart Stores, Inc. (Retail)	8,060	418,314
Walgreen Co. (Retail)	4,160	136,822
Walt Disney Co. (Media)	7,865	237,208
Washington Post Co. - Class B (Media)	65	21,253
WebMD Health Corp.* (Internet)	260	7,839
Weight Watchers International, Inc. (Commercial Services)	130	7,573

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Whole Foods Market, Inc. (Food)	715	$46,697
Williams Sonoma, Inc. (Retail)	455	14,009
WMS Industries, Inc.* (Leisure Time)	260	4,573
Wyndham Worldwide Corp. (Lodging)	780	22,238
Wynn Resorts, Ltd. (Lodging)	390	44,881
YUM! Brands, Inc. (Retail)	2,145	105,942

TOTAL COMMON STOCKS (Cost $4,636,760)		6,741,023

	Principal Amount	Value
Repurchase Agreements (a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $33,000	$33,000	$33,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,000)		33,000

TOTAL INVESTMENT SECURITIES (Cost $4,669,760) — 100.6%		6,774,023
Net other assets (liabilities) — (0.6)%		(38,356)

NET ASSETS — 100.0%		$6,735,667

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Advertising	$68,232	1.0%
Airlines	113,860	1.7%
Commercial Services	158,500	2.4%
Computers	14,588	0.2%
Electronics	7,134	0.1%
Entertainment	83,203	1.2%
Food	221,160	3.3%
Internet	705,030	10.5%
Leisure Time	82,940	1.2%
Lodging	241,986	3.6%
Media	1,522,338	22.6%
Miscellaneous Manufacturing	3,999	0.1%
Pharmaceuticals	211,150	3.1%
Retail	3,290,807	48.9%
Software	16,096	0.2%
Other**	(5,356)	(0.1)%
Total	$6,735,667	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.9%)
ACE, Ltd. (Insurance)	3,204	$194,162
Affiliated Managers Group, Inc.* (Diversified Financial Services)	356	27,786
AFLAC, Inc. (Insurance)	4,628	161,749
Alexandria Real Estate Equities, Inc. (REIT)	712	43,710
Allied World Assurance Co. Holdings, Ltd. (Insurance)	356	19,121
Allstate Corp. (Insurance)	4,628	109,637
American Campus Communities, Inc. (REIT)	712	26,494
American Capital Agency Corp. (REIT)	1,780	48,238
American Express Co. (Diversified Financial Services)	10,324	463,548
American Financial Group, Inc. (Insurance)	712	22,122
American International Group, Inc. (Insurance)	4,272	93,770
Ameriprise Financial, Inc. (Diversified Financial Services)	2,136	84,073
Annaly Mortgage Management, Inc. (REIT)	9,256	153,927
AON Corp. (Insurance)	3,204	134,504
Apartment Investment and Management Co. - Class A (REIT)	1,068	23,624
Arch Capital Group, Ltd.* (Insurance)	1,424	46,529
Argo Group International Holdings, Ltd. (Insurance)	356	10,100
Arthur J. Gallagher & Co. (Insurance)	1,068	28,088
Aspen Insurance Holdings, Ltd. (Insurance)	712	16,405
Associated Banc-Corp. (Banks)	1,780	16,554
Assurant, Inc. (Insurance)	1,068	38,234
Assured Guaranty, Ltd. (Insurance)	1,780	19,562
Astoria Financial Corp. (Savings & Loans)	712	5,475
Avalonbay Communities, Inc. (REIT)	1,068	121,805
Axis Capital Holdings, Ltd. (Insurance)	1,068	27,704
BancorpSouth, Inc. (Banks)	712	6,251
Bank of America Corp. (Banks)	96,832	592,612
Bank of Hawaii Corp. (Banks)	356	12,958
Bank of New York Mellon Corp. (Banks)	11,748	218,395
BB&T Corp. (Banks)	6,764	144,276
Berkshire Hathaway, Inc. - Class B* (Insurance)	9,256	657,546
BioMed Realty Trust, Inc. (REIT)	1,424	23,596
BlackRock, Inc. (Diversified Financial Services)	1,068	158,075
BOK Financial Corp. (Banks)	356	16,693
Boston Properties, Inc. (REIT)	1,424	126,878
Brandywine Realty Trust (REIT)	1,424	11,406
BRE Properties, Inc. - Class A (REIT)	712	30,146
Brookfield Properties Corp. (Real Estate)	2,492	34,315
Brown & Brown, Inc. (Insurance)	1,068	19,010
Camden Property Trust (REIT)	712	39,345
Capital One Financial Corp. (Banks)	4,272	169,299
CapitalSource, Inc. (Banks)	3,204	19,673
Capitol Federal Financial, Inc. (Savings & Loans)	1,780	18,797
Cash America International, Inc. (Retail)	356	18,213
Cathay Bancorp, Inc. (Banks)	712	8,103
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,848	38,334
CBL & Associates Properties, Inc. (REIT)	1,424	16,177
CBOE Holdings, Inc. (Diversified Financial Services)	712	17,423
Chimera Investment Corp. (REIT)	9,968	27,611
Chubb Corp. (Insurance)	2,848	170,852
Cincinnati Financial Corp. (Insurance)	1,424	37,494
CIT Group, Inc.* (Banks)	1,780	54,059
Citigroup, Inc. (Banks)	27,768	711,416
City National Corp. (Banks)	356	13,443
CME Group, Inc. (Diversified Financial Services)	712	175,437
CNO Financial Group, Inc.* (Insurance)	2,136	11,556
Colonial Properties Trust (REIT)	712	12,930
Comerica, Inc. (Banks)	1,780	40,887
Commerce Bancshares, Inc. (Banks)	712	24,742
CommonWealth REIT (REIT)	712	13,507
Corporate Office Properties Trust (REIT)	712	15,507
Cullen/Frost Bankers, Inc. (Banks)	712	32,652
DCT Industrial Trust, Inc. (REIT)	2,492	10,940
DDR Corp. (REIT)	2,136	23,282
Delphi Financial Group, Inc. - Class A (Insurance)	356	7,661
DiamondRock Hospitality Co. (REIT)	1,780	12,442
Digital Realty Trust, Inc. (REIT)	1,068	58,911
Discover Financial Services (Diversified Financial Services)	5,340	122,500
Douglas Emmett, Inc. (REIT)	1,068	18,263
Duke Realty Corp. (REIT)	2,492	26,166
DuPont Fabros Technology, Inc. (REIT)	712	14,019
E*TRADE Financial Corp.* (Diversified Financial Services)	2,492	22,702
East West Bancorp, Inc. (Banks)	1,424	21,232
EastGroup Properties, Inc. (REIT)	356	13,578
Eaton Vance Corp. (Diversified Financial Services)	1,068	23,784
Endurance Specialty Holdings, Ltd. (Insurance)	356	12,157
Entertainment Properties Trust (REIT)	356	13,877
Equifax, Inc. (Commercial Services)	1,068	32,830
Equity Lifestyle Properties, Inc. (REIT)	356	22,321
Equity Residential (REIT)	2,848	147,726
Erie Indemnity Co. - Class A (Insurance)	356	25,340
Essex Property Trust, Inc. (REIT)	356	42,734
Everest Re Group, Ltd. (Insurance)	356	28,259
Extra Space Storage, Inc. (REIT)	1,068	19,897
EZCORP, Inc. - Class A* (Retail)	356	10,160
F.N.B. Corp. (Banks)	1,068	9,153
Federal Realty Investment Trust (REIT)	712	58,676

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,068	$18,722
Fidelity National Title Group, Inc. - Class A (Insurance)	2,136	32,425
Fifth Third Bancorp (Banks)	8,900	89,890
First American Financial Corp. (Insurance)	1,068	13,670
First Financial Bankshares, Inc. (Banks)	356	9,313
First Horizon National Corp. (Banks)	2,492	14,855
First Midwest Bancorp, Inc. (Banks)	712	5,212
First Niagara Financial Group, Inc. (Savings & Loans)	2,848	26,059
First Republic Bank* (Banks)	712	16,490
FirstMerit Corp. (Banks)	1,068	12,133
Forest City Enterprises, Inc. - Class A* (Real Estate)	1,424	15,180
Franklin Resources, Inc. (Diversified Financial Services)	1,424	136,191
Franklin Street Properties Corp. (REIT)	712	8,053
Fulton Financial Corp. (Banks)	1,780	13,617
General Growth Properties, Inc. (REIT)	3,560	43,076
Genworth Financial, Inc. - Class A* (Insurance)	4,628	26,565
Glacier Bancorp, Inc. (Banks)	712	6,671
Greenhill & Co., Inc. (Diversified Financial Services)	356	10,178
Hancock Holding Co. (Banks)	712	19,067
Hanover Insurance Group, Inc. (Insurance)	356	12,638
Hartford Financial Services Group, Inc. (Insurance)	4,272	68,950
Hatteras Financial Corp. (REIT)	712	17,914
HCC Insurance Holdings, Inc. (Insurance)	1,068	28,889
HCP, Inc. (REIT)	3,916	137,295
Health Care REIT, Inc. (REIT)	1,780	83,304
Healthcare Realty Trust, Inc. (REIT)	712	11,997
Highwoods Properties, Inc. (REIT)	712	20,121
Home Properties, Inc. (REIT)	356	20,207
Horace Mann Educators Corp. (Insurance)	356	4,062
Hospitality Properties Trust (REIT)	1,068	22,674
Host Hotels & Resorts, Inc. (REIT)	6,764	73,998
Hudson City Bancorp, Inc. (Savings & Loans)	4,628	26,195
Huntington Bancshares, Inc. (Banks)	8,188	39,302
IBERIABANK Corp. (Banks)	356	16,753
IntercontinentalExchange, Inc.* (Diversified Financial Services)	712	84,201
International Bancshares Corp. (Banks)	712	9,363
Invesco Mortgage Capital, Inc. (REIT)	1,068	15,091
Invesco, Ltd. (Diversified Financial Services)	4,272	66,259
Investment Technology Group, Inc.* (Diversified Financial Services)	356	3,485
J.P. Morgan Chase & Co. (Banks)	37,380	1,125,886
Janus Capital Group, Inc. (Diversified Financial Services)	1,780	10,680
Jefferies Group, Inc. (Diversified Financial Services)	1,424	17,672
Jones Lang LaSalle, Inc. (Real Estate)	356	18,444
KBW, Inc. (Diversified Financial Services)	356	4,909
Kemper Corp. (Insurance)	356	8,530
KeyCorp (Banks)	9,256	54,888
Kilroy Realty Corp. (REIT)	712	22,286
Kimco Realty Corp. (REIT)	3,916	58,858
LaSalle Hotel Properties (REIT)	712	13,670
Legg Mason, Inc. (Diversified Financial Services)	1,424	36,611
Lexington Realty Trust (REIT)	1,424	9,313
Liberty Property Trust (REIT)	1,068	31,090
Lincoln National Corp. (Insurance)	2,848	44,514
Loews Corp. (Insurance)	3,204	110,698
M&T Bank Corp. (Banks)	1,068	74,653
Mack-Cali Realty Corp. (REIT)	712	19,046
Marsh & McLennan Cos., Inc. (Insurance)	5,340	141,724
MasterCard, Inc. - Class A (Commercial Services)	1,068	338,727
MB Financial, Inc. (Banks)	356	5,240
MBIA, Inc.* (Insurance)	1,424	10,352
Mercury General Corp. (Insurance)	356	13,653
MetLife, Inc. (Insurance)	7,832	219,374
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,424	5,881
MFA Financial, Inc. (REIT)	3,560	24,991
Mid-America Apartment Communities, Inc. (REIT)	356	21,438
Montpelier Re Holdings, Ltd. (Insurance)	712	12,588
Moody’s Corp. (Commercial Services)	1,780	54,201
Morgan Stanley Dean Witter & Co. (Banks)	16,732	225,882
MSCI, Inc. - Class A* (Software)	1,068	32,392
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,424	32,951
National Penn Bancshares, Inc. (Banks)	1,068	7,487
National Retail Properties, Inc. (REIT)	1,068	28,697
New York Community Bancorp (Savings & Loans)	4,272	50,837
Northern Trust Corp. (Banks)	2,136	74,717
NYSE Euronext (Diversified Financial Services)	2,492	57,914
Old National Bancorp (Banks)	1,068	9,954
Old Republic International Corp. (Insurance)	2,492	22,229
OMEGA Healthcare Investors, Inc. (REIT)	1,068	17,013
PacWest Bancorp (Banks)	356	4,963
PartnerRe, Ltd. (Insurance)	712	37,216
People’s United Financial, Inc. (Savings & Loans)	3,560	40,584
Piedmont Office Realty Trust, Inc. - Class A (REIT)	1,780	28,783
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	356	6,383
Platinum Underwriters Holdings, Ltd. (Insurance)	356	10,947

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,424		$49,427
PNC Financial Services Group (Banks)	4,984		240,179
Popular, Inc.* (Banks)	9,968		14,952
Post Properties, Inc. (REIT)	356		12,367
Potlatch Corp. (REIT)	356		11,221
Principal Financial Group, Inc. (Insurance)	2,848		64,564
PrivateBancorp, Inc. (Banks)	712		5,354
ProAssurance Corp. (Insurance)	356		25,639
Progressive Corp. (Insurance)	5,696		101,161
Prologis, Inc. (REIT)	4,272		103,596
Prosperity Bancshares, Inc. (Banks)	356		11,634
Protective Life Corp. (Insurance)	712		11,129
Provident Financial Services, Inc. (Savings & Loans)	712		7,654
Prudential Financial, Inc. (Insurance)	4,628		216,868
Public Storage, Inc. (REIT)	1,424		158,562
Raymond James Financial Corp. (Diversified Financial Services)	1,068		27,725
Rayonier, Inc. (REIT)	1,068		39,292
Realty Income Corp. (REIT)	1,068		34,432
Redwood Trust, Inc. (REIT)	712		7,953
Regency Centers Corp. (REIT)	712		25,155
Regions Financial Corp. (Banks)	12,104		40,306
Reinsurance Group of America, Inc. (Insurance)	712		32,716
RenaissanceRe Holdings (Insurance)	356		22,713
SEI Investments Co. (Commercial Services)	1,424		21,901
Selective Insurance Group, Inc. (Insurance)	356		4,646
Senior Housing Properties Trust (REIT)	1,424		30,673
Signature Bank* (Banks)	356		16,992
Simon Property Group, Inc. (REIT)	2,848		313,223
SL Green Realty Corp. (REIT)	712		41,403
SLM Corp. (Diversified Financial Services)	4,984		62,051
St. Joe Co.* (Real Estate)	712		10,673
StanCorp Financial Group, Inc. (Insurance)	356		9,815
Starwood Property Trust, Inc. (REIT)	1,068		18,327
State Street Corp. (Banks)	4,984		160,285
Stifel Financial Corp.* (Diversified Financial Services)	356		9,455
Sunstone Hotel Investors, Inc.* (REIT)	1,068		6,077
SunTrust Banks, Inc. (Banks)	4,984		89,463
Susquehanna Bancshares, Inc. (Banks)	1,068		5,842
SVB Financial Group* (Banks)	356		13,172
Synovus Financial Corp. (Banks)	7,120		7,618
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,492		119,043
Tanger Factory Outlet Centers, Inc. (REIT)	712		18,519
Taubman Centers, Inc. (REIT)	712		35,821
TCF Financial Corp. (Banks)	1,424		13,044
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,136		31,410
TFS Financial Corp.* (Savings & Loans)	1,068		8,683
The Charles Schwab Corp. (Diversified Financial Services)	9,968		112,339
The Goldman Sachs Group, Inc. (Banks)	3,916		370,258
The Howard Hughes Corp.* (Real Estate)	356		14,988
The Macerich Co. (REIT)	1,424		60,705
The Travelers Cos., Inc. (Insurance)	3,916		190,827
Torchmark Corp. (Insurance)	1,068		37,231
Tower Group, Inc. (Insurance)	356		8,138
Transatlantic Holdings, Inc. (Insurance)	712		34,546
Trustmark Corp. (Banks)	712		12,923
U.S. Bancorp (Banks)	18,156		427,392
UDR, Inc. (REIT)	2,136		47,291
UMB Financial Corp. (Banks)	356		11,420
Umpqua Holdings Corp. (Banks)	1,068		9,388
United Bankshares, Inc. (Banks)	356		7,152
UnumProvident Corp. (Insurance)	2,848		59,694
Validus Holdings, Ltd. (Insurance)	712		17,743
Valley National Bancorp (Banks)	1,780		18,850
Ventas, Inc. (REIT)	2,492		123,105
Visa, Inc. - Class A (Commercial Services)	4,984		427,229
Vornado Realty Trust (REIT)	1,780		132,824
W.R. Berkley Corp. (Insurance)	1,068		31,709
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	712		17,807
Washington Federal, Inc. (Savings & Loans)	1,068		13,606
Washington REIT (REIT)	712		20,064
Webster Financial Corp. (Banks)	712		10,894
Weingarten Realty Investors (REIT)	1,068		22,610
Wells Fargo & Co. (Banks)	47,704		1,150,621
Westamerica Bancorp (Banks)	356		13,642
Western Union Co. (Commercial Services)	6,052		92,535
Weyerhaeuser Co. (REIT)	4,984		77,501
Willis Group Holdings PLC (Insurance)	1,780		61,179
Wintrust Financial Corp. (Banks)	356		9,188
XL Group PLC (Insurance)	2,848		53,542
Zions Bancorp (Banks)	1,780		25,045

TOTAL COMMON STOCKS (Cost $11,872,261)			16,990,797

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	—	(a)	—	(b)

TOTAL RIGHTS/WARRANTS (Cost $1)			—	(b)

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (c) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $52,000	$52,000	$52,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000

TOTAL INVESTMENT SECURITIES (Cost $11,924,262) — 101.2%		17,042,797
Net other assets (liabilities) — (1.2)%		(206,478)

NET ASSETS — 100.0%		$16,836,319

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.5%

ProFund VP Financials invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Banks	$6,634,348	39.4%
Commercial Services	967,423	5.7%
Diversified Financial Services	1,967,195	11.7%
Forest Products & Paper	49,427	0.3%
Insurance	3,694,446	21.9%
REIT	3,287,369	19.5%
Real Estate	131,934	0.8%
Retail	28,373	0.2%
Savings & Loans	197,890	1.2%
Software	32,392	0.2%
Other**	(154,478)	(0.9)%
Total	$16,836,319	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (101.2%)
Abbott Laboratories (Pharmaceuticals)	27,876	$1,425,579
Acorda Therapeutics, Inc.* (Biotechnology)	606	12,096
Aetna, Inc. (Healthcare - Services)	6,666	242,309
Alere, Inc.* (Healthcare - Products)	1,515	29,770
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,333	213,512
Alkermes PLC* (Pharmaceuticals)	1,818	27,743
Allergan, Inc. (Pharmaceuticals)	5,454	449,301
Amedisys, Inc.* (Healthcare - Services)	606	8,981
AMERIGROUP Corp.* (Healthcare - Services)	909	35,460
Amgen, Inc. (Biotechnology)	16,665	915,742
Amylin Pharmaceuticals, Inc.* (Biotechnology)	2,424	22,374
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	909	13,626
Bard (C.R.), Inc. (Healthcare - Products)	1,515	132,623
Baxter International, Inc. (Healthcare - Products)	10,302	578,354
Becton, Dickinson & Co. (Healthcare - Products)	3,636	266,592
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	303	27,503
Biogen Idec, Inc.* (Biotechnology)	4,242	395,142
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,121	67,596
Boston Scientific Corp.* (Healthcare - Products)	27,573	162,956
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,906	969,830
Brookdale Senior Living, Inc.* (Healthcare - Services)	1,818	22,798
CareFusion Corp.* (Healthcare - Products)	3,939	94,339
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	909	52,440
Celgene Corp.* (Biotechnology)	8,181	506,568
Centene Corp.* (Healthcare - Services)	909	26,061
Cephalon, Inc.* (Pharmaceuticals)	1,515	122,260
Cepheid, Inc.* (Healthcare - Products)	1,212	47,062
Charles River Laboratories International, Inc.* (Biotechnology)	909	26,016
CIGNA Corp. (Healthcare - Services)	4,848	203,325
Community Health Systems, Inc.* (Healthcare - Services)	1,818	30,252
Covance, Inc.* (Healthcare - Services)	1,212	55,085
Coventry Health Care, Inc.* (Healthcare - Services)	2,727	78,565
Covidien PLC (Healthcare - Products)	8,787	387,507
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,212	42,808
DaVita, Inc.* (Healthcare - Services)	1,818	113,934
Dendreon Corp.* (Biotechnology)	2,727	24,543
DENTSPLY International, Inc. (Healthcare - Products)	2,424	74,393
Edwards Lifesciences Corp.* (Healthcare - Products)	2,121	151,185
Eli Lilly & Co. (Pharmaceuticals)	17,574	649,711
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,121	59,367
Express Scripts, Inc.* (Pharmaceuticals)	8,181	303,270
Forest Laboratories, Inc.* (Pharmaceuticals)	4,545	139,941
Gen-Probe, Inc.* (Healthcare - Products)	909	52,040
Gilead Sciences, Inc.* (Biotechnology)	13,938	540,794
Haemonetics Corp.* (Healthcare - Products)	606	35,439
HCA Holdings, Inc.* (Healthcare - Services)	2,121	42,759
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,545	31,451
Health Net, Inc.* (Healthcare - Services)	1,515	35,921
HEALTHSOUTH Corp.* (Healthcare - Services)	1,818	27,143
HealthSpring, Inc.* (Healthcare - Services)	1,212	44,190
Henry Schein, Inc.* (Healthcare - Products)	1,515	93,945
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,212	36,384
HMS Holdings Corp.* (Commercial Services)	1,515	36,951
Hologic, Inc.* (Healthcare - Products)	4,848	73,738
Hospira, Inc.* (Healthcare - Products)	3,030	112,110
Human Genome Sciences, Inc.* (Biotechnology)	3,333	42,296
Humana, Inc. (Healthcare - Services)	3,030	220,372
IDEXX Laboratories, Inc.* (Healthcare - Products)	909	62,694
Illumina, Inc.* (Biotechnology)	2,121	86,791
Impax Laboratories, Inc.* (Pharmaceuticals)	1,212	21,707
Incyte, Corp.* (Biotechnology)	1,818	25,397
InterMune, Inc.* (Biotechnology)	1,212	24,482
Intuitive Surgical, Inc.* (Healthcare - Products)	606	220,754
Invacare Corp. (Healthcare - Products)	606	13,962
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,818	12,326
Johnson & Johnson (Healthcare - Products)	49,086	3,127,269
Kinetic Concepts, Inc.* (Healthcare - Products)	1,212	79,859
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,818	143,713
Life Technologies Corp.* (Biotechnology)	3,333	128,087
LifePoint Hospitals, Inc.* (Healthcare - Services)	909	33,306
Lincare Holdings, Inc. (Healthcare - Services)	1,818	40,905
Magellan Health Services, Inc.* (Healthcare - Services)	606	29,270
Masimo Corp. (Healthcare - Products)	909	19,680

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,969	$326,776
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,212	44,214
Mednax, Inc.* (Healthcare - Services)	909	56,940
Medtronic, Inc. (Healthcare - Products)	19,089	634,518
Merck & Co., Inc. (Pharmaceuticals)	55,146	1,803,826
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,575	128,775
Myriad Genetics, Inc.* (Biotechnology)	1,515	28,391
Nektar Therapeutics* (Pharmaceuticals)	2,121	10,287
NuVasive, Inc.* (Healthcare - Products)	606	10,344
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,212	36,372
Owens & Minor, Inc. (Distribution/Wholesale)	1,212	34,518
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	606	16,132
PAREXEL International Corp.* (Commercial Services)	909	17,207
Patterson Cos., Inc. (Healthcare - Products)	1,818	52,049
PDL BioPharma, Inc. (Biotechnology)	2,424	13,453
Perrigo Co. (Pharmaceuticals)	1,515	147,122
Pfizer, Inc. (Pharmaceuticals)	139,986	2,474,952
Pharmaceutical Product Development, Inc. (Commercial Services)	1,818	46,650
Pharmasset, Inc.* (Pharmaceuticals)	1,212	99,832
PSS World Medical, Inc.* (Healthcare - Products)	909	17,898
Quest Diagnostics, Inc. (Healthcare - Services)	2,727	134,605
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	909	24,779
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,212	70,538
ResMed, Inc.* (Healthcare - Products)	2,727	78,510
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	909	26,906
Seattle Genetics, Inc.* (Biotechnology)	1,818	34,651
Sirona Dental Systems, Inc.* (Healthcare - Products)	909	38,551
St. Jude Medical, Inc. (Healthcare - Products)	5,757	208,346
STERIS Corp. (Healthcare - Products)	909	26,606
Stryker Corp. (Healthcare - Products)	5,454	257,047
Techne Corp. (Healthcare - Products)	606	41,214
Teleflex, Inc. (Healthcare - Products)	606	32,585
Tenet Healthcare Corp.* (Healthcare - Services)	8,484	35,039
The Cooper Cos., Inc. (Healthcare - Products)	909	71,947
Theravance, Inc.* (Pharmaceuticals)	1,515	30,512
Thermo Fisher Scientific, Inc.* (Electronics)	6,969	352,910
Thoratec Corp.* (Healthcare - Products)	1,212	39,560
United Therapeutics Corp.* (Biotechnology)	909	34,078
UnitedHealth Group, Inc. (Healthcare - Services)	19,392	894,359
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,515	51,510
Varian Medical Systems, Inc.* (Healthcare - Products)	2,121	110,631
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,636	161,947
Volcano Corp.* (Healthcare - Products)	909	26,934
Warner Chilcott PLC - Class A* (Pharmaceuticals)	3,030	43,329
Waters Corp.* (Electronics)	1,515	114,367
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,424	165,438
WellCare Health Plans, Inc.* (Healthcare - Services)	909	34,524
WellPoint, Inc. (Healthcare - Services)	6,363	415,377
West Pharmaceutical Services, Inc. (Healthcare - Products)	606	22,483
Zimmer Holdings, Inc.* (Healthcare - Products)	3,333	178,315

TOTAL COMMON STOCKS (Cost $16,345,731)		24,462,108

TOTAL INVESTMENT SECURITIES (Cost $16,345,731) — 101.2%		24,462,108
Net other assets (liabilities) — (1.2)%		(283,316)

NET ASSETS — 100.0%		$24,178,792

*	Non-income producing security

ProFund VP Health Care invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Biotechnology	$3,377,209	14.0%
Commercial Services	100,808	0.4%
Distribution/Wholesale	34,518	0.1%
Electronics	467,277	1.9%
Healthcare - Products	7,700,193	31.9%
Healthcare - Services	3,088,154	12.8%
Pharmaceuticals	9,693,949	40.1%
Other**	(283,316)	(1.2)%
Total	$24,178,792	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (101.8%)
3M Co. (Miscellaneous Manufacturing)	4,356	$312,717
AAR Corp. (Aerospace/Defense)	242	4,034
ABM Industries, Inc. (Commercial Services)	242	4,613
Acacia Research Corp.* (Media)	242	8,710
Accenture PLC - Class A (Computers)	4,235	223,100
Actuant Corp. - Class A (Miscellaneous Manufacturing)	484	9,559
Acuity Brands, Inc. (Electrical Components & Equipment)	242	8,722
Aecom Technology Corp.* (Engineering & Construction)	726	12,828
AGCO Corp.* (Machinery - Diversified)	605	20,915
Agilent Technologies, Inc.* (Electronics)	2,299	71,844
Alexander & Baldwin, Inc. (Transportation)	242	8,840
Alliance Data Systems Corp.* (Commercial Services)	363	33,650
Alliant Techsystems, Inc. (Aerospace/Defense)	242	13,191
Ametek, Inc. (Electrical Components & Equipment)	1,089	35,904
Amphenol Corp. - Class A (Electronics)	1,089	44,399
Anixter International, Inc. (Telecommunications)	242	11,480
AptarGroup, Inc. (Miscellaneous Manufacturing)	363	16,215
Arkansas Best Corp. (Transportation)	121	1,954
Arrow Electronics, Inc.* (Electronics)	726	20,168
Astec Industries, Inc.* (Machinery - Construction & Mining)	121	3,543
Automatic Data Processing, Inc. (Commercial Services)	3,267	154,039
Avnet, Inc.* (Electronics)	968	25,245
AVX Corp. (Electronics)	363	4,309
Babcock & Wilcox Co.* (Machinery - Diversified)	726	14,193
Ball Corp. (Packaging & Containers)	1,089	33,781
BE Aerospace, Inc.* (Aerospace/Defense)	605	20,032
Belden, Inc. (Electrical Components & Equipment)	363	9,362
Bemis Co., Inc. (Packaging & Containers)	726	21,279
Benchmark Electronics, Inc.* (Electronics)	363	4,723
Boeing Co. (Aerospace/Defense)	4,356	263,582
Brady Corp. - Class A (Electronics)	363	9,594
Broadridge Financial Solutions, Inc. (Software)	847	17,059
C.H. Robinson Worldwide, Inc. (Transportation)	1,089	74,564
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	363	11,572
Caterpillar, Inc. (Machinery - Construction & Mining)	3,872	285,908
Ceradyne, Inc.* (Miscellaneous Manufacturing)	121	3,254
Checkpoint Systems, Inc.* (Electronics)	242	3,286
Cintas Corp. (Textiles)	726	20,430
Clarcor, Inc. (Miscellaneous Manufacturing)	363	15,021
Clean Harbors, Inc.* (Environmental Control)	363	18,622
Cognex Corp. (Machinery - Diversified)	242	6,561
Coinstar, Inc.* (Retail)	242	9,680
Con-way, Inc. (Transportation)	363	8,033
Convergys Corp.* (Commercial Services)	726	6,810
Cooper Industries PLC (Miscellaneous Manufacturing)	1,089	50,225
CoreLogic, Inc.* (Commercial Services)	726	7,746
Corrections Corp. of America* (Commercial Services)	726	16,473
Crane Co. (Miscellaneous Manufacturing)	363	12,955
Crown Holdings, Inc.* (Packaging & Containers)	968	29,630
CSX Corp. (Transportation)	7,260	135,544
Cummins, Inc. (Machinery - Diversified)	1,210	98,809
Curtiss-Wright Corp. (Aerospace/Defense)	363	10,465
Danaher Corp. (Miscellaneous Manufacturing)	3,751	157,317
Deere & Co. (Machinery - Diversified)	2,783	179,698
Deluxe Corp. (Commercial Services)	363	6,752
Donaldson Co., Inc. (Miscellaneous Manufacturing)	484	26,523
Dover Corp. (Miscellaneous Manufacturing)	1,210	56,386
Eagle Materials, Inc. (Building Materials)	242	4,029
Eaton Corp. (Miscellaneous Manufacturing)	2,299	81,615
EMCOR Group, Inc.* (Engineering & Construction)	484	9,840
Emerson Electric Co. (Electrical Components & Equipment)	4,961	204,939
EnerSys* (Electrical Components & Equipment)	363	7,267
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	121	3,086
Esterline Technologies Corp.* (Aerospace/Defense)	242	12,545
Euronet Worldwide, Inc.* (Commercial Services)	363	5,714
Expeditors International of Washington, Inc. (Transportation)	1,452	58,879
Fastenal Co. (Distribution/Wholesale)	1,936	64,430
FedEx Corp. (Transportation)	1,936	131,028
Fidelity National Information Services, Inc. (Software)	1,694	41,198
Fiserv, Inc.* (Software)	968	49,145
Flextronics International, Ltd.* (Electronics)	4,840	27,249
FLIR Systems, Inc. (Electronics)	1,089	27,279

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	363	$26,862
Fluor Corp. (Engineering & Construction)	1,210	56,326
Fortune Brands, Inc. (Household Products/Wares)	968	52,349
Forward Air Corp. (Transportation)	242	6,159
Foster Wheeler AG* (Engineering & Construction)	847	15,068
FTI Consulting, Inc.* (Commercial Services)	242	8,908
G & K Services, Inc. (Textiles)	121	3,090
Gardner Denver, Inc. (Machinery - Diversified)	363	23,069
GATX Corp. (Trucking & Leasing)	363	11,249
General Cable Corp.* (Electrical Components & Equipment)	363	8,476
General Dynamics Corp. (Aerospace/Defense)	2,057	117,023
General Electric Co. (Miscellaneous Manufacturing)	71,148	1,084,296
Genesee & Wyoming, Inc. - Class A* (Transportation)	242	11,258
Genpact, Ltd.* (Commercial Services)	726	10,447
Global Payments, Inc. (Commercial Services)	484	19,549
Goodrich Corp. (Aerospace/Defense)	847	102,216
Graco, Inc. (Machinery - Diversified)	363	12,393
GrafTech International, Ltd.* (Electrical Components & Equipment)	847	10,757
Granite Construction, Inc. (Engineering & Construction)	242	4,542
Greif, Inc. - Class A (Packaging & Containers)	121	5,190
Harsco Corp. (Miscellaneous Manufacturing)	484	9,385
Heartland Express, Inc. (Transportation)	363	4,922
Hexcel Corp.* (Miscellaneous Manufacturing)	605	13,407
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,719	207,211
Hub Group, Inc. - Class A* (Transportation)	242	6,841
Hubbell, Inc. - Class B (Electrical Components & Equipment)	363	17,983
Huntington Ingalls Industries, Inc.* (Shipbuilding)	363	8,832
IDEX Corp. (Machinery - Diversified)	605	18,852
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,783	115,773
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,178	61,180
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	242	2,802
IPG Photonics Corp.* (Telecommunications)	121	5,256
Iron Mountain, Inc. (Commercial Services)	1,210	38,260
Itron, Inc.* (Electronics)	242	7,139
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,210	50,820
J.B. Hunt Transport Services, Inc. (Transportation)	726	26,223
Jabil Circuit, Inc. (Electronics)	1,331	23,678
Jack Henry & Associates, Inc. (Computers)	605	17,533
Jacobs Engineering Group, Inc.* (Engineering & Construction)	847	27,350
Joy Global, Inc. (Machinery - Construction & Mining)	726	45,288
Kaman Corp. (Aerospace/Defense)	121	3,370
Kansas City Southern Industries, Inc.* (Transportation)	726	36,271
Kaydon Corp. (Metal Fabricate/Hardware)	242	6,941
KBR, Inc. (Engineering & Construction)	968	22,874
Kennametal, Inc. (Hand/Machine Tools)	605	19,808
Kirby Corp.* (Transportation)	363	19,108
Knight Transportation, Inc. (Transportation)	363	4,832
L-3 Communications Holdings, Inc. (Aerospace/Defense)	726	44,990
Landstar System, Inc. (Transportation)	363	14,360
Lender Processing Services, Inc. (Commercial Services)	605	8,282
Lennox International, Inc. (Building Materials)	363	9,358
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	605	17,551
Littelfuse, Inc. (Electrical Components & Equipment)	121	4,865
Lockheed Martin Corp. (Aerospace/Defense)	1,815	131,842
Louisiana-Pacific Corp.* (Building Materials)	847	4,320
Manitowoc Co. (Machinery - Diversified)	847	5,683
Manpower, Inc. (Commercial Services)	605	20,340
ManTech International Corp. - Class A (Software)	121	3,797
Martin Marietta Materials (Building Materials)	242	15,299
Masco Corp. (Building Materials)	2,420	17,230
MDU Resources Group, Inc. (Electric)	1,210	23,220
MeadWestvaco Corp. (Forest Products & Paper)	1,089	26,746
Meritor, Inc.* (Auto Parts & Equipment)	605	4,271
Mettler Toledo International, Inc.* (Electronics)	242	33,870
Mine Safety Appliances Co. (Environmental Control)	242	6,524
Molex, Inc. (Electrical Components & Equipment)	484	9,859
Molex, Inc. - Class A (Electrical Components & Equipment)	484	8,170
Monster Worldwide, Inc.* (Commercial Services)	847	6,081
Moog, Inc. - Class A* (Aerospace/Defense)	242	7,894

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co. - Class A (Retail)	363	$20,495
Mueller Industries, Inc. (Metal Fabricate/Hardware)	242	9,339
Nalco Holding Co. (Environmental Control)	968	33,861
National Instruments Corp. (Electronics)	605	13,830
Navistar International Corp.* (Auto Manufacturers)	484	15,546
NeuStar, Inc.* (Telecommunications)	484	12,168
Nordson Corp. (Machinery - Diversified)	363	14,426
Norfolk Southern Corp. (Transportation)	2,299	140,285
Northrop Grumman Corp. (Aerospace/Defense)	1,694	88,359
Old Dominion Freight Line, Inc.* (Transportation)	363	10,516
Orbital Sciences Corp.* (Aerospace/Defense)	363	4,646
Oshkosh Truck Corp.* (Auto Manufacturers)	605	9,523
Overseas Shipholding Group, Inc. (Transportation)	121	1,663
Owens Corning, Inc.* (Building Materials)	726	15,740
Owens-Illinois, Inc.* (Packaging & Containers)	1,089	16,466
PACCAR, Inc. (Auto Manufacturers)	2,420	81,844
Packaging Corp. of America (Packaging & Containers)	726	16,916
Pall Corp. (Miscellaneous Manufacturing)	726	30,782
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,089	68,749
Paychex, Inc. (Commercial Services)	2,178	57,434
Pentair, Inc. (Miscellaneous Manufacturing)	605	19,366
PerkinElmer, Inc. (Electronics)	726	13,946
PHH Corp.* (Commercial Services)	363	5,837
Plexus Corp.* (Electronics)	242	5,474
Precision Castparts Corp. (Metal Fabricate/Hardware)	968	150,485
Quanex Building Products Corp. (Building Materials)	242	2,650
Quanta Services, Inc.* (Commercial Services)	1,331	25,009
R.R. Donnelley & Sons Co. (Commercial Services)	1,210	17,085
Raytheon Co. (Aerospace/Defense)	2,299	93,960
Regal-Beloit Corp. (Hand/Machine Tools)	242	10,982
Republic Services, Inc. (Environmental Control)	2,057	57,719
Resources Connection, Inc. (Commercial Services)	363	3,550
Robbins & Myers, Inc. (Machinery - Diversified)	242	8,400
Robert Half International, Inc. (Commercial Services)	968	20,541
Rock-Tenn Co. - Class A (Packaging & Containers)	484	23,561
Rockwell Automation, Inc. (Machinery - Diversified)	968	54,208
Rockwell Collins, Inc. (Aerospace/Defense)	1,089	57,456
Roper Industries, Inc. (Machinery - Diversified)	605	41,691
Ryder System, Inc. (Transportation)	363	13,616
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	121	4,453
Sealed Air Corp. (Packaging & Containers)	1,089	18,186
Shaw Group, Inc.* (Engineering & Construction)	484	10,522
Sherwin-Williams Co. (Chemicals)	605	44,964
Silgan Holdings, Inc. (Packaging & Containers)	363	13,337
Simpson Manufacturing Co., Inc. (Building Materials)	242	6,033
Smith Corp. (Miscellaneous Manufacturing)	242	7,751
Sonoco Products Co. (Packaging & Containers)	726	20,495
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	726	11,580
SPX Corp. (Miscellaneous Manufacturing)	363	16,448
Stericycle, Inc.* (Environmental Control)	605	48,836
TE Connectivity, Ltd. (Electronics)	2,904	81,719
Teekay Shipping Corp. (Transportation)	242	5,472
Teledyne Technologies, Inc.* (Aerospace/Defense)	242	11,824
TeleTech Holdings, Inc.* (Commercial Services)	242	3,688
Temple-Inland, Inc. (Packaging & Containers)	726	22,775
Terex Corp.* (Machinery - Construction & Mining)	726	7,449
Tetra Tech, Inc.* (Environmental Control)	363	6,803
Texas Industries, Inc. (Building Materials)	121	3,841
Textron, Inc. (Miscellaneous Manufacturing)	1,815	32,017
The Brink’s Co. (Miscellaneous Manufacturing)	363	8,462
The Corporate Executive Board Co. (Commercial Services)	242	7,212
The Geo Group, Inc.* (Commercial Services)	484	8,983
The Timken Co. (Metal Fabricate/Hardware)	484	15,885
Thomas & Betts Corp.* (Electronics)	363	14,487
Toro Co. (Housewares)	242	11,923
Total System Services, Inc. (Commercial Services)	1,331	22,534
Towers Watson & Co. - Class A (Commercial Services)	363	21,700
TransDigm Group, Inc.* (Aerospace/Defense)	363	29,646
Trimble Navigation, Ltd.* (Electronics)	847	28,417

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Trinity Industries, Inc. (Miscellaneous Manufacturing)	484	$10,362
Triumph Group, Inc. (Aerospace/Defense)	242	11,795
TrueBlue, Inc.* (Commercial Services)	242	2,742
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,146	128,199
Union Pacific Corp. (Transportation)	3,267	266,816
United Parcel Service, Inc. - Class B (Transportation)	4,961	313,287
United Rentals, Inc.* (Commercial Services)	363	6,113
United Stationers, Inc. (Distribution/Wholesale)	242	6,595
United Technologies Corp. (Aerospace/Defense)	5,324	374,597
Universal Display Corp.* (Electrical Components & Equipment)	242	11,601
URS Corp.* (Engineering & Construction)	484	14,355
USG Corp.* (Building Materials)	484	3,257
UTI Worldwide, Inc. (Transportation)	726	9,467
Valmont Industries, Inc. (Metal Fabricate/Hardware)	121	9,431
Valspar Corp. (Chemicals)	605	18,882
Veeco Instruments, Inc.* (Semiconductors)	242	5,905
Verisk Analytics, Inc. - Class A* (Commercial Services)	847	29,450
Vishay Intertechnology, Inc.* (Electronics)	968	8,092
VistaPrint N.V.* (Commercial Services)	242	6,541
Vulcan Materials Co. (Mining)	726	20,009
W.W. Grainger, Inc. (Distribution/Wholesale)	363	54,283
Wabtec Corp. (Machinery - Diversified)	363	19,192
Waste Connections, Inc. (Environmental Control)	726	24,553
Waste Management, Inc. (Environmental Control)	2,783	90,614
Watsco, Inc. (Distribution/Wholesale)	121	6,183
Werner Enterprises, Inc. (Transportation)	363	7,561
WESCO International, Inc.* (Distribution/Wholesale)	242	8,119
Woodward, Inc. (Electronics)	363	9,946
World Fuel Services Corp. (Retail)	484	15,803
Wright Express Corp.* (Commercial Services)	242	9,206
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	363	11,231

TOTAL COMMON STOCKS (Cost $6,739,678)		9,609,562

TOTAL INVESTMENT SECURITIES (Cost $6,739,678) — 101.8%		9,609,562
Net other assets (liabilities) — (1.8)%		(168,484)

NET ASSETS — 100.0%		$9,441,078

*	Non-income producing security

ProFund VP Industrials invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$1,415,047	15.0%
Auto Manufacturers	106,913	1.1%
Auto Parts & Equipment	4,271	NM
Building Materials	81,757	0.9%
Chemicals	63,846	0.7%
Commercial Services	595,289	6.3%
Computers	240,633	2.5%
Distribution/Wholesale	139,610	1.5%
Electric	23,220	0.2%
Electrical Components & Equipment	337,905	3.6%
Electronics	478,694	5.1%
Engineering & Construction	176,507	1.9%
Environmental Control	287,532	3.0%
Forest Products & Paper	26,746	0.3%
Hand/Machine Tools	48,341	0.5%
Household Products/Wares	52,349	0.6%
Housewares	11,923	0.1%
Iron/Steel	4,453	NM
Machinery - Construction & Mining	342,188	3.6%
Machinery - Diversified	556,183	5.9%
Media	8,710	0.1%
Metal Fabricate/Hardware	192,081	2.0%
Mining	20,009	0.2%
Miscellaneous Manufacturing	2,620,653	27.8%
Packaging & Containers	221,616	2.3%
Retail	45,978	0.5%
Semiconductors	5,905	0.1%
Shipbuilding	8,832	0.1%
Software	111,199	1.2%
Telecommunications	28,904	0.3%
Textiles	23,520	0.3%
Transportation	1,317,499	14.0%
Trucking & Leasing	11,249	0.1%
Other**	(168,484)	(1.8)%
Total	$9,441,078	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.2%)
Akamai Technologies, Inc.* (Internet)	5,754	$114,390
Allscripts Healthcare Solutions, Inc.* (Software)	6,426	115,797
Amazon.com, Inc.* (Internet)	1,806	390,511
Ariba, Inc.* (Software)	3,864	107,071
Blue Nile, Inc.* (Internet)	1,428	50,380
Check Point Software Technologies, Ltd.* (Software)	3,234	170,626
Concur Technologies, Inc.* (Software)	2,268	84,415
Constant Contact, Inc.* (Internet)	3,024	52,285
DealerTrack Holdings, Inc.* (Internet)	3,402	53,309
Digital River, Inc.* (Internet)	3,108	64,429
E*TRADE Financial Corp.* (Diversified Financial Services)	9,660	88,003
EarthLink, Inc. (Internet)	8,610	56,223
eBay, Inc.* (Internet)	9,702	286,112
Ebix, Inc.* (Software)	3,276	48,157
Expedia, Inc. (Internet)	4,914	126,535
Google, Inc. - Class A* (Internet)	924	475,287
IAC/InterActiveCorp* (Internet)	2,730	107,972
Internap Network Services Corp.* (Internet)	8,190	40,295
j2 Global Communications, Inc. (Internet)	2,562	68,918
Juniper Networks, Inc.* (Telecommunications)	8,820	152,233
Monster Worldwide, Inc.* (Commercial Services)	8,610	61,820
Netflix, Inc.* (Internet)	882	99,807
NETGEAR, Inc.* (Telecommunications)	2,604	67,418
NIC, Inc. (Internet)	5,292	60,593
Priceline.com, Inc.* (Internet)	504	226,528
Quest Software, Inc.* (Software)	4,200	66,696
RealNetworks, Inc. (Internet)	4,368	36,822
Salesforce.com, Inc.* (Software)	1,722	196,790
Sapient Corp. (Internet)	6,972	70,696
Sonus Networks, Inc.* (Telecommunications)	21,504	46,664
TD Ameritrade Holding Corp. (Diversified Financial Services)	8,064	118,581
Tibco Software, Inc.* (Internet)	5,670	126,951
United Online, Inc. (Internet)	9,156	47,886
ValueClick, Inc.* (Internet)	4,914	76,462
VeriSign, Inc. (Internet)	4,200	120,162
VirnetX Holding Corp.* (Internet)	3,066	45,959
Vocus, Inc.* (Internet)	2,436	40,827
WebMD Health Corp.* (Internet)	2,772	83,576
Websense, Inc.* (Internet)	3,234	55,948
Yahoo!, Inc.* (Internet)	15,624	205,612

TOTAL COMMON STOCKS (Cost $2,013,219)		4,508,746

	Principal Amount	Value
Repurchase Agreements (a) (1.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $52,000	$52,000	$52,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000

TOTAL INVESTMENT SECURITIES (Cost $2,065,219) — 100.3%		4,560,746
Net other assets (liabilities) — (0.3)%		(13,461)

NET ASSETS — 100.0%		$4,547,285

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Commercial Services	$61,820	1.4%
Diversified Financial Services	206,584	4.5%
Internet	3,184,475	70.0%
Software	789,552	17.4%
Telecommunications	266,315	5.9%
Other**	38,539	0.8%
Total	$4,547,285	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (91.0%)
Anadarko Petroleum Corp. (Oil & Gas)	21,120	$1,331,616
Apache Corp. (Oil & Gas)	16,320	1,309,517
Atlas Energy LP - Escrowed Security*(a) (Pipelines)	5,430	—
Atwood Oceanics, Inc.* (Oil & Gas)	2,240	76,966
Baker Hughes, Inc. (Oil & Gas Services)	18,560	856,730
Berry Petroleum Co. - Class A (Oil & Gas)	2,240	79,251
Bill Barrett Corp.* (Oil & Gas)	1,920	69,581
Brigham Exploration Co.* (Oil & Gas)	4,800	121,248
Bristow Group, Inc. (Transportation)	1,600	67,888
Cabot Oil & Gas Corp. (Oil & Gas)	4,480	277,357
Cameron International Corp.* (Oil & Gas Services)	10,240	425,370
CARBO Ceramics, Inc. (Oil & Gas Services)	960	98,429
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,600	34,480
Chart Industries, Inc.* (Machinery - Diversified)	1,280	53,978
Chesapeake Energy Corp. (Oil & Gas)	27,840	711,312
Chevron Corp. (Oil & Gas)	85,120	7,875,302
Cimarex Energy Co. (Oil & Gas)	3,520	196,064
Cobalt International Energy, Inc.* (Oil & Gas)	6,400	49,344
Complete Production Services, Inc.* (Oil & Gas Services)	3,520	66,352
Comstock Resources, Inc.* (Oil & Gas)	1,920	29,683
Concho Resources, Inc.* (Oil & Gas)	4,480	318,707
ConocoPhillips (Oil & Gas)	54,400	3,444,608
Continental Resources, Inc.* (Oil & Gas)	2,560	123,827
Core Laboratories N.V. (Oil & Gas Services)	1,920	172,474
CVR Energy, Inc.* (Oil & Gas)	3,520	74,413
Denbury Resources, Inc.* (Oil & Gas)	16,960	195,040
Devon Energy Corp. (Oil & Gas)	16,640	922,522
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,880	157,651
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,520	142,666
Dril-Quip, Inc.* (Oil & Gas Services)	1,600	86,256
El Paso Corp. (Pipelines)	32,640	570,547
Energen Corp. (Oil & Gas)	3,200	130,848
EOG Resources, Inc. (Oil & Gas)	11,520	818,035
EQT Corp. (Oil & Gas)	6,400	341,504
EXCO Resources, Inc. (Oil & Gas)	6,400	68,608
Exterran Holdings, Inc.* (Oil & Gas Services)	2,560	24,883
Exxon Mobil Corp. (Oil & Gas)	206,400	14,990,832
First Solar, Inc.* (Energy - Alternate Sources)	2,240	141,590
FMC Technologies, Inc.* (Oil & Gas Services)	10,240	385,024
Forest Oil Corp.* (Oil & Gas)	4,800	69,120
Global Industries, Ltd.* (Oil & Gas Services)	4,480	35,482
GT Advanced Technologies, Inc.* (Semiconductors)	5,440	38,189
Halliburton Co. (Oil & Gas Services)	39,040	1,191,501
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,160	54,496
Helmerich & Payne, Inc. (Oil & Gas)	4,160	168,896
Hess Corp. (Oil & Gas)	13,120	688,275
HollyFrontier Corp. (Oil & Gas)	8,320	218,150
Key Energy Services, Inc.* (Oil & Gas Services)	6,080	57,699
Kinder Morgan, Inc. (Pipelines)	4,800	124,272
Lufkin Industries, Inc. (Oil & Gas Services)	1,280	68,109
Marathon Oil Corp. (Oil & Gas)	30,080	649,126
Marathon Petroleum Corp. (Oil & Gas)	15,040	406,982
McDermott International, Inc.* (Engineering & Construction)	9,920	106,739
McMoRan Exploration Co.* (Oil & Gas)	4,480	44,486
Murphy Oil Corp. (Oil & Gas)	8,320	367,411
Nabors Industries, Ltd.* (Oil & Gas)	12,160	149,082
National Oilwell Varco, Inc. (Oil & Gas Services)	17,920	917,862
Newfield Exploration Co.* (Oil & Gas)	5,760	228,614
Noble Corp. (Oil & Gas)	11,200	328,720
Noble Energy, Inc. (Oil & Gas)	7,360	521,088
Oasis Petroleum, Inc.* (Oil & Gas)	2,880	64,310
Occidental Petroleum Corp. (Oil & Gas)	34,240	2,448,160
Oceaneering International, Inc. (Oil & Gas Services)	4,480	158,323
OGE Energy Corp. (Electric)	4,160	198,806
Oil States International, Inc.* (Oil & Gas Services)	2,240	114,061
Parker Drilling Co.* (Oil & Gas)	5,120	22,477
Patterson-UTI Energy, Inc. (Oil & Gas)	6,720	116,525
Pioneer Natural Resources Co. (Oil & Gas)	5,120	336,742
Plains Exploration & Production Co.* (Oil & Gas)	6,080	138,077
QEP Resources, Inc. (Oil & Gas)	7,360	199,235
Quicksilver Resources, Inc.* (Oil & Gas)	5,120	38,810
Range Resources Corp. (Oil & Gas)	6,720	392,851
Rosetta Resources, Inc.* (Oil & Gas)	2,240	76,653
Rowan Cos., Inc.* (Oil & Gas)	5,440	164,234
SandRidge Energy, Inc.* (Oil & Gas)	16,320	90,739
Schlumberger, Ltd. (Oil & Gas Services)	57,280	3,421,334
SEACOR SMIT, Inc. (Oil & Gas Services)	960	77,002
SM Energy Co. (Oil & Gas)	2,560	155,264
Southern Union Co. (Gas)	4,800	194,736
Southwestern Energy Co.* (Oil & Gas)	14,720	490,618
Sunoco, Inc. (Oil & Gas)	5,120	158,771
Superior Energy Services, Inc.* (Oil & Gas Services)	3,520	92,365
Swift Energy Co.* (Oil & Gas)	1,920	46,733
Tesoro Petroleum Corp.* (Oil & Gas)	6,080	118,378
TETRA Technologies, Inc.* (Oil & Gas Services)	3,200	24,704
The Williams Cos., Inc. (Pipelines)	24,960	607,526
Tidewater, Inc. (Transportation)	2,240	94,192

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Transocean, Ltd. (Oil & Gas)	13,440	$641,626
Ultra Petroleum Corp.* (Oil & Gas)	6,400	177,408
Unit Corp.* (Oil & Gas)	1,920	70,886
Valero Energy Corp. (Oil & Gas)	24,320	432,410
Weatherford International, Ltd.* (Oil & Gas Services)	31,680	386,813
Whiting Petroleum Corp.* (Oil & Gas)	5,120	179,610

TOTAL COMMON STOCKS (Cost $25,895,960)		55,205,181

TOTAL INVESTMENT SECURITIES (Cost $25,895,960) — 91.0%		55,205,181
Net other assets (liabilities) — 9.0%		5,477,777

NET ASSETS — 100.0%		$60,682,958

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on September 30, 2011.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$5,599,328	$(672)

ProFund VP Oil & Gas invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Electric	$198,806	0.3%
Energy - Alternate Sources	141,590	0.2%
Engineering & Construction	106,739	0.2%
Gas	194,736	0.3%
Machinery - Diversified	53,978	0.1%
Oil & Gas	44,148,783	72.8%
Oil & Gas Services	8,857,935	14.6%
Pipelines	1,302,345	2.1%
Semiconductors	38,189	0.1%
Transportation	162,080	0.3%
Other**	5,477,777	9.0%
Total	$60,682,958	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (60.3%)
Abbott Laboratories (Pharmaceuticals)	12,727	$650,859
Alkermes PLC* (Pharmaceuticals)	801	12,223
Allergan, Inc. (Pharmaceuticals)	2,492	205,291
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	356	5,336
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,973	438,473
Cephalon, Inc.* (Pharmaceuticals)	623	50,276
Eli Lilly & Co. (Pharmaceuticals)	8,010	296,130
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	979	27,402
Forest Laboratories, Inc.* (Pharmaceuticals)	2,047	63,027
Hospira, Inc.* (Healthcare - Products)	1,335	49,395
Impax Laboratories, Inc.* (Pharmaceuticals)	534	9,564
Johnson & Johnson (Healthcare - Products)	22,339	1,423,218
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	534	19,480
Merck & Co., Inc. (Pharmaceuticals)	25,098	820,956
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,471	59,007
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	267	7,108
Perrigo Co. (Pharmaceuticals)	712	69,142
Pfizer, Inc. (Pharmaceuticals)	63,635	1,125,067
Pharmasset, Inc.* (Pharmaceuticals)	623	51,316
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	445	12,131
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	445	13,172
Theravance, Inc.* (Pharmaceuticals)	623	12,547
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,424	20,363
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,068	72,891

TOTAL COMMON STOCKS (Cost $4,130,019)		5,514,374

TOTAL INVESTMENT SECURITIES (Cost $4,130,019) — 60.3%		5,514,374
Net other assets (liabilities) — 39.7%		3,625,614

NET ASSETS — 100.0%		$9,139,988

*              Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$3,599,568	$(432)

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Healthcare - Products	$1,472,613	16.1%
Pharmaceuticals	4,041,761	44.2%
Other**	3,625,614	39.7%
Total	$9,139,988	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (102.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $116,166,000	$116,166,000	$116,166,000

TOTAL REPURCHASE AGREEMENTS (Cost $116,166,000)		116,166,000

TOTAL INVESTMENT SECURITIES (Cost $116,166,000) — 102.6%		116,166,000
Net other assets (liabilities) — (2.6)%		(2,934,160)

NET ASSETS — 100.0%		$113,231,840

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $27,914,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$71,268,047	$(1,325,457)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	42,206,974	(748,040)
		$(2,073,497)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.5%)
Alexandria Real Estate Equities, Inc. (REIT)	2,328	$142,916
American Campus Communities, Inc. (REIT)	2,619	97,453
American Capital Agency Corp. (REIT)	6,693	181,380
Annaly Mortgage Management, Inc. (REIT)	36,278	603,303
Apartment Investment and Management Co. - Class A (REIT)	4,559	100,845
Avalonbay Communities, Inc. (REIT)	3,492	398,263
BioMed Realty Trust, Inc. (REIT)	4,850	80,365
Boston Properties, Inc. (REIT)	5,432	483,991
Brandywine Realty Trust (REIT)	5,044	40,402
BRE Properties, Inc. - Class A (REIT)	2,813	119,102
Brookfield Properties Corp. (Real Estate)	9,700	133,569
Camden Property Trust (REIT)	2,619	144,726
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	10,961	147,535
CBL & Associates Properties, Inc. (REIT)	5,238	59,504
Chimera Investment Corp. (REIT)	38,412	106,401
Colonial Properties Trust (REIT)	3,298	59,892
CommonWealth REIT (REIT)	3,105	58,897
Corporate Office Properties Trust (REIT)	2,716	59,154
DCT Industrial Trust, Inc. (REIT)	9,215	40,454
DDR Corp. (REIT)	8,439	91,985
DiamondRock Hospitality Co. (REIT)	6,305	44,072
Digital Realty Trust, Inc. (REIT)	3,686	203,320
Douglas Emmett, Inc. (REIT)	4,753	81,276
Duke Realty Corp. (REIT)	9,409	98,794
DuPont Fabros Technology, Inc. (REIT)	2,328	45,838
EastGroup Properties, Inc. (REIT)	970	36,996
Entertainment Properties Trust (REIT)	1,746	68,059
Equity Lifestyle Properties, Inc. (REIT)	1,455	91,228
Equity Residential (REIT)	11,058	573,578
Essex Property Trust, Inc. (REIT)	1,261	151,370
Extra Space Storage, Inc. (REIT)	3,492	65,056
Federal Realty Investment Trust (REIT)	2,328	191,850
Forest City Enterprises, Inc. - Class A* (Real Estate)	5,044	53,769
Franklin Street Properties Corp. (REIT)	2,716	30,718
General Growth Properties, Inc. (REIT)	14,356	173,708
Hatteras Financial Corp. (REIT)	2,813	70,775
HCP, Inc. (REIT)	15,229	533,929
Health Care REIT, Inc. (REIT)	6,596	308,693
Healthcare Realty Trust, Inc. (REIT)	2,910	49,034
Highwoods Properties, Inc. (REIT)	2,716	76,754
Home Properties, Inc. (REIT)	1,552	88,092
Hospitality Properties Trust (REIT)	4,656	98,847
Host Hotels & Resorts, Inc. (REIT)	26,384	288,641
Invesco Mortgage Capital, Inc. (REIT)	4,268	60,307
Jones Lang LaSalle, Inc. (Real Estate)	1,649	85,435
Kilroy Realty Corp. (REIT)	2,231	69,830
Kimco Realty Corp. (REIT)	15,229	228,892
LaSalle Hotel Properties (REIT)	3,201	61,459
Lexington Realty Trust (REIT)	5,238	34,257
Liberty Property Trust (REIT)	4,268	124,241
Mack-Cali Realty Corp. (REIT)	3,298	88,221
MFA Financial, Inc. (REIT)	13,289	93,289
Mid-America Apartment Communities, Inc. (REIT)	1,358	81,779
National Retail Properties, Inc. (REIT)	3,492	93,830
OMEGA Healthcare Investors, Inc. (REIT)	3,880	61,808
Piedmont Office Realty Trust, Inc. - Class A (REIT)	6,499	105,089
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,111	212,113
Post Properties, Inc. (REIT)	1,843	64,026
Potlatch Corp. (REIT)	1,455	45,862
Prologis, Inc. (REIT)	17,169	416,348
Public Storage, Inc. (REIT)	5,238	583,251
Rayonier, Inc. (REIT)	4,559	167,726
Realty Income Corp. (REIT)	4,753	153,237
Redwood Trust, Inc. (REIT)	2,619	29,254
Regency Centers Corp. (REIT)	3,395	119,945
Senior Housing Properties Trust (REIT)	5,723	123,273
Simon Property Group, Inc. (REIT)	10,961	1,205,491
SL Green Realty Corp. (REIT)	3,201	186,138
St. Joe Co.* (Real Estate)	3,395	50,891
Starwood Property Trust, Inc. (REIT)	3,492	59,923
Sunstone Hotel Investors, Inc.* (REIT)	4,365	24,837
Tanger Factory Outlet Centers, Inc. (REIT)	3,201	83,258
Taubman Centers, Inc. (REIT)	2,134	107,362
The Howard Hughes Corp.* (Real Estate)	970	40,837
The Macerich Co. (REIT)	4,947	210,891
UDR, Inc. (REIT)	8,148	180,397
Ventas, Inc. (REIT)	9,797	483,972
Vornado Realty Trust (REIT)	6,887	513,908
Washington REIT (REIT)	2,425	68,337
Weingarten Realty Investors (REIT)	4,559	96,514
Weyerhaeuser Co. (REIT)	19,982	310,720

TOTAL COMMON STOCKS (Cost $7,010,376)		13,301,482

	Principal Amount	Value
Repurchase Agreements (a) (0.7%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $88,000	$88,000	$88,000

TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000

TOTAL INVESTMENT SECURITIES (Cost $7,098,376) — 101.2%		13,389,482
Net other assets (liabilities) — (1.2)%		(158,847)

NET ASSETS — 100.0%		$13,230,635

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Forest Products & Paper	$212,113	1.6%
REIT	12,577,333	95.0%
Real Estate	512,036	3.9%
Other**	(70,847)	(0.5)%
Total	$13,318,635	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (65.9%)
Advanced Micro Devices, Inc.* (Semiconductors)	1,800	$9,144
Altera Corp. (Semiconductors)	1,008	31,782
Analog Devices, Inc. (Semiconductors)	936	29,250
Applied Materials, Inc. (Semiconductors)	4,104	42,476
Atmel Corp.* (Semiconductors)	1,332	10,749
ATMI, Inc.* (Semiconductors)	108	1,709
Broadcom Corp. - Class A (Semiconductors)	1,512	50,334
Cabot Microelectronics Corp.* (Semiconductors)	72	2,476
Cavium, Inc.* (Semiconductors)	144	3,889
Cree Research, Inc.* (Semiconductors)	324	8,418
Cymer, Inc.* (Electronics)	72	2,677
Cypress Semiconductor Corp. (Semiconductors)	540	8,084
Fairchild Semiconductor International, Inc.* (Semiconductors)	396	4,277
Hittite Microwave Corp.* (Semiconductors)	72	3,506
Integrated Device Technology, Inc.* (Semiconductors)	468	2,410
Intel Corp. (Semiconductors)	16,344	348,618
InterDigital, Inc. (Telecommunications)	144	6,708
International Rectifier Corp.* (Semiconductors)	216	4,022
Intersil Corp. - Class A (Semiconductors)	396	4,075
KLA -Tencor Corp. (Semiconductors)	540	20,671
Lam Research Corp.* (Semiconductors)	396	15,040
Linear Technology Corp. (Semiconductors)	648	17,917
LSI Logic Corp.* (Semiconductors)	1,800	9,324
Marvell Technology Group, Ltd.* (Semiconductors)	1,584	23,016
Maxim Integrated Products, Inc. (Semiconductors)	900	20,997
MEMC Electronic Materials, Inc.* (Semiconductors)	720	3,773
Microchip Technology, Inc. (Semiconductors)	576	17,919
Micron Technology, Inc.* (Semiconductors)	2,700	13,608
Microsemi Corp.* (Semiconductors)	252	4,027
Netlogic Microsystems, Inc.* (Semiconductors)	216	10,392
Novellus Systems, Inc.* (Semiconductors)	216	5,888
NVIDIA Corp.* (Semiconductors)	1,836	22,950
OmniVision Technologies, Inc.* (Semiconductors)	180	2,527
ON Semiconductor Corp.* (Semiconductors)	1,368	9,809
PMC-Sierra, Inc.* (Semiconductors)	720	4,306
Rambus, Inc.* (Semiconductors)	324	4,536
RF Micro Devices, Inc.* (Telecommunications)	864	5,478
SanDisk Corp.* (Computers)	756	30,505
Semtech Corp.* (Semiconductors)	216	4,558
Silicon Laboratories, Inc.* (Semiconductors)	144	4,825
Skyworks Solutions, Inc.* (Semiconductors)	576	10,333
Teradyne, Inc.* (Semiconductors)	576	6,342
Tessera Technologies, Inc.* (Semiconductors)	144	1,719
Texas Instruments, Inc. (Semiconductors)	3,600	95,940
TriQuint Semiconductor, Inc.* (Semiconductors)	504	2,530
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	216	13,208
Xilinx, Inc. (Semiconductors)	828	22,720

TOTAL COMMON STOCKS (Cost $477,350)		979,462

	Principal Amount	Value
Repurchase Agreements (a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $5,000	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES (Cost $482,350) — 66.2%		984,462
Net other assets (liabilities) — 33.8%		501,519

NET ASSETS — 100.0%		$1,485,981

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$499,940	$(60)

ProFund VP Semiconductor invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Computers	$30,505	2.0%
Electronics	2,677	0.2%
Semiconductors	934,094	62.9%
Telecommunications	12,186	0.8%
Other**	506,519	34.1%
Total	$1,485,981	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (98.3%)
ACI Worldwide, Inc.* (Software)	265	$7,298
Acme Packet, Inc.* (Telecommunications)	265	11,286
Adobe Systems, Inc.* (Software)	2,915	70,456
ADTRAN, Inc. (Telecommunications)	265	7,012
Advanced Micro Devices, Inc.* (Semiconductors)	3,445	17,501
Advent Software, Inc.* (Software)	265	5,525
Akamai Technologies, Inc.* (Internet)	1,060	21,073
Allscripts Healthcare Solutions, Inc.* (Software)	1,060	19,101
Altera Corp. (Semiconductors)	1,855	58,488
Amdocs, Ltd.* (Telecommunications)	1,060	28,747
Analog Devices, Inc. (Semiconductors)	1,855	57,969
ANSYS, Inc.* (Software)	530	25,991
AOL, Inc.* (Internet)	530	6,360
Apple Computer, Inc.* (Computers)	5,565	2,121,267
Applied Materials, Inc. (Semiconductors)	7,685	79,540
Ariba, Inc.* (Software)	530	14,686
Arris Group, Inc.* (Telecommunications)	795	8,189
Aruba Networks, Inc.* (Telecommunications)	530	11,082
athenahealth, Inc.* (Software)	265	15,781
Atmel Corp.* (Semiconductors)	2,650	21,385
ATMI, Inc.* (Semiconductors)	265	4,192
Autodesk, Inc.* (Software)	1,325	36,808
Blackboard, Inc.* (Software)	265	11,835
BMC Software, Inc.* (Software)	1,060	40,874
Brightpoint, Inc.* (Distribution/Wholesale)	530	4,881
Broadcom Corp. - Class A (Semiconductors)	2,915	97,040
Brocade Communications Systems, Inc.* (Computers)	2,650	11,448
CA, Inc. (Software)	2,385	46,293
Cabot Microelectronics Corp.* (Semiconductors)	265	9,113
CACI International, Inc. - Class A* (Computers)	265	13,234
Cadence Design Systems, Inc.* (Computers)	1,590	14,692
Cavium, Inc.* (Semiconductors)	265	7,158
Cerner Corp.* (Software)	795	54,473
Check Point Software Technologies, Ltd.* (Software)	1,060	55,926
Ciena Corp.* (Telecommunications)	530	5,936
Cisco Systems, Inc. (Telecommunications)	32,595	504,897
Citrix Systems, Inc.* (Software)	1,060	57,802
Cognizant Technology Solutions Corp.* (Computers)	1,855	116,308
CommVault Systems, Inc.* (Software)	265	9,821
Computer Sciences Corp. (Computers)	795	21,346
Compuware Corp.* (Software)	1,325	10,150
Comtech Telecommunications Corp. (Telecommunications)	265	7,444
Concur Technologies, Inc.* (Software)	265	9,863
Corning, Inc. (Telecommunications)	9,275	114,639
Cree Research, Inc.* (Semiconductors)	530	13,769
CSG Systems International, Inc.* (Software)	265	3,350
Cymer, Inc.* (Electronics)	265	9,853
Cypress Semiconductor Corp. (Semiconductors)	1,060	15,868
Dell, Inc.* (Computers)	9,805	138,741
Diebold, Inc. (Computers)	265	7,290
Digital River, Inc.* (Internet)	265	5,493
DST Systems, Inc. (Computers)	265	11,615
EarthLink, Inc. (Internet)	530	3,461
Electronics for Imaging, Inc.* (Computers)	265	3,570
EMC Corp.* (Computers)	12,190	255,868
Emulex Corp.* (Semiconductors)	530	3,392
Equinix, Inc.* (Internet)	265	23,540
F5 Networks, Inc.* (Internet)	530	37,656
Fair Isaac Corp. (Software)	265	5,785
Fairchild Semiconductor International, Inc.* (Semiconductors)	795	8,586
Finisar Corp.* (Telecommunications)	530	9,296
Fortinet, Inc.* (Computers)	795	13,356
Garmin, Ltd. (Electronics)	795	25,257
Gartner Group, Inc.* (Commercial Services)	530	18,481
Google, Inc. - Class A* (Internet)	1,590	817,864
Harmonic, Inc.* (Telecommunications)	795	3,387
Harris Corp. (Telecommunications)	795	27,165
Hewlett-Packard Co. (Computers)	12,190	273,665
Hittite Microwave Corp.* (Semiconductors)	265	12,906
IAC/InterActiveCorp* (Internet)	530	20,961
Informatica Corp.* (Software)	530	21,703
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	795	12,823
Insight Enterprises, Inc.* (Computers)	265	4,012
Integrated Device Technology, Inc.* (Semiconductors)	795	4,094
Intel Corp. (Semiconductors)	25,740	549,034
InterDigital, Inc. (Telecommunications)	265	12,344
International Business Machines Corp. (Computers)	6,890	1,205,957
International Rectifier Corp.* (Semiconductors)	530	9,869
Intersil Corp. - Class A (Semiconductors)	795	8,181
Intuit, Inc.* (Software)	1,590	75,430
j2 Global Communications, Inc. (Internet)	265	7,129
JDA Software Group, Inc.* (Software)	265	6,212
JDS Uniphase Corp.* (Telecommunications)	1,325	13,210
Juniper Networks, Inc.* (Telecommunications)	3,180	54,887
KLA -Tencor Corp. (Semiconductors)	1,060	40,577
Lam Research Corp.* (Semiconductors)	795	30,194

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	530	$14,326
Linear Technology Corp. (Semiconductors)	1,325	36,636
LSI Logic Corp.* (Semiconductors)	3,445	17,845
Marvell Technology Group, Ltd.* (Semiconductors)	2,915	42,355
Maxim Integrated Products, Inc. (Semiconductors)	1,855	43,277
MEMC Electronic Materials, Inc.* (Semiconductors)	1,325	6,943
Mentor Graphics Corp.* (Computers)	530	5,099
Microchip Technology, Inc. (Semiconductors)	1,060	32,977
Micron Technology, Inc.* (Semiconductors)	5,035	25,376
Micros Systems, Inc.* (Computers)	530	23,272
Microsemi Corp.* (Semiconductors)	530	8,469
Microsoft Corp. (Software)	43,990	1,094,911
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,855	70,082
Motorola Solutions, Inc. (Telecommunications)	1,855	77,724
NCR Corp.* (Computers)	795	13,428
NetApp, Inc.* (Computers)	2,120	71,953
Netlogic Microsystems, Inc.* (Semiconductors)	530	25,498
Novellus Systems, Inc.* (Semiconductors)	530	14,448
Nuance Communications, Inc.* (Software)	1,325	26,977
NVIDIA Corp.* (Semiconductors)	3,445	43,062
OmniVision Technologies, Inc.* (Semiconductors)	265	3,721
ON Semiconductor Corp.* (Semiconductors)	2,650	19,000
Oracle Corp. (Software)	18,790	540,025
Parametric Technology Corp.* (Software)	795	12,227
Pitney Bowes, Inc. (Office/Business Equipment)	1,060	19,928
Plantronics, Inc. (Telecommunications)	265	7,539
PMC-Sierra, Inc.* (Semiconductors)	1,325	7,924
Polycom, Inc.* (Telecommunications)	1,060	19,472
Progress Software Corp.* (Software)	265	4,651
QLIK Technologies, Inc.* (Software)	530	11,480
QLogic Corp.* (Semiconductors)	530	6,720
Qualcomm, Inc. (Telecommunications)	9,805	476,817
Quality Systems, Inc. (Software)	265	25,705
Quest Software, Inc.* (Software)	265	4,208
Rackspace Hosting, Inc.* (Internet)	530	18,094
Rambus, Inc.* (Semiconductors)	530	7,420
Red Hat, Inc.* (Software)	1,060	44,796
RF Micro Devices, Inc.* (Telecommunications)	1,590	10,081
Riverbed Technology, Inc.* (Computers)	795	15,868
Rovi Corp.* (Semiconductors)	530	22,779
SAIC, Inc.* (Commercial Services)	2,120	25,037
Salesforce.com, Inc.* (Software)	795	90,853
SanDisk Corp.* (Computers)	1,325	53,464
Seagate Technology PLC (Computers)	2,385	24,518
Semtech Corp.* (Semiconductors)	265	5,592
Silicon Laboratories, Inc.* (Semiconductors)	265	8,880
Skyworks Solutions, Inc.* (Semiconductors)	1,060	19,016
Solera Holdings, Inc. (Software)	530	26,765
Sonus Networks, Inc.* (Telecommunications)	1,325	2,875
SuccessFactors, Inc.* (Commercial Services)	530	12,185
Symantec Corp.* (Internet)	4,505	73,431
Synaptics, Inc.* (Computers)	265	6,334
Synopsys, Inc.* (Computers)	795	19,366
Tech Data Corp.* (Electronics)	265	11,456
Tellabs, Inc. (Telecommunications)	1,855	7,958
Teradata Corp.* (Computers)	1,060	56,742
Teradyne, Inc.* (Semiconductors)	1,060	11,671
Tessera Technologies, Inc.* (Semiconductors)	265	3,164
Texas Instruments, Inc. (Semiconductors)	6,890	183,618
Tibco Software, Inc.* (Internet)	1,060	23,733
TriQuint Semiconductor, Inc.* (Semiconductors)	1,060	5,321
Unisys Corp.* (Computers)	265	4,158
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	530	32,409
VeriFone Systems, Inc.* (Software)	530	18,561
VeriSign, Inc. (Internet)	1,060	30,327
ViaSat, Inc.* (Telecommunications)	265	8,827
VMware, Inc. - Class A* (Software)	530	42,601
Websense, Inc.* (Internet)	265	4,585
Western Digital Corp.* (Computers)	1,325	34,079
Xerox Corp. (Office/Business Equipment)	8,215	57,259
Xilinx, Inc. (Semiconductors)	1,590	43,630
Yahoo!, Inc.* (Internet)	6,890	90,672

TOTAL COMMON STOCKS (Cost $5,124,150)		11,712,941

TOTAL INVESTMENT SECURITIES (Cost $5,124,150) — 98.3%		11,712,941
Net other assets (liabilities) — 1.7%		203,860

NET ASSETS — 100.0%		$11,916,801

*              Non-income producing security

ProFund VP Technology invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Commercial Services	$55,703	0.5%
Computers	4,554,976	38.2%
Distribution/Wholesale	17,704	0.2%
Electronics	46,566	0.4%
Internet	1,184,379	9.9%
Office/Business Equipment	77,187	0.6%
Semiconductors	1,726,607	14.5%
Software	2,548,923	21.4%
Telecommunications	1,500,896	12.6%
Other**	203,860	1.7%
Total	$11,916,801	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (54.7%)
AboveNet, Inc. (Internet)	282	$15,115
American Tower Corp.* (Telecommunications)	4,371	235,160
AT&T, Inc. (Telecommunications)	64,437	1,837,743
CenturyLink, Inc. (Telecommunications)	6,627	219,486
Cincinnati Bell, Inc.* (Telecommunications)	2,115	6,535
Crown Castle International Corp.* (Telecommunications)	2,679	108,955
Frontier Communications Corp. (Telecommunications)	10,857	66,336
Leap Wireless International, Inc.* (Telecommunications)	705	4,865
Leucadia National Corp. (Holding Companies - Diversified)	2,115	47,968
Level 3 Communications, Inc.* (Internet)	18,471	27,522
MetroPCS Communications, Inc.* (Telecommunications)	3,525	30,703
NII Holdings, Inc. - Class B* (Telecommunications)	1,833	49,399
SBA Communications Corp. - Class A* (Telecommunications)	1,269	43,755
Sprint Nextel Corp.* (Telecommunications)	32,430	98,587
Telephone & Data Systems, Inc. (Telecommunications)	564	11,985
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	423	8,363
tw telecom, Inc.* (Telecommunications)	1,692	27,952
US Cellular Corp.* (Telecommunications)	141	5,591
Verizon Communications, Inc. (Telecommunications)	30,597	1,125,970
Virgin Media, Inc. (Telecommunications)	3,384	82,400
Windstream Corp. (Telecommunications)	5,499	64,118

TOTAL COMMON STOCKS (Cost $2,830,169)		4,118,508

	Principal Amount	Value
Repurchase Agreements (a) (0.4%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $28,000	$28,000	$28,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES (Cost $2,858,169) — 55.1%		4,146,508
Net other assets (liabilities) — 44.9%		3,381,325

NET ASSETS — 100.0%		$7,527,833

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,399,592	$(408)

ProFund VP Telecommunications invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Holding Companies - Diversified	$47,968	0.6%
Internet	42,637	0.6%
Telecommunications	4,027,903	53.5%
Other**	3,409,325	45.3%
Total	$7,527,833	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	September 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.7%)
AGL Resources, Inc. (Gas)	6,255	$254,829
ALLETE, Inc. (Electric)	2,502	91,648
Alliant Energy Corp. (Electric)	8,757	338,721
Ameren Corp. (Electric)	19,182	571,048
American Electric Power, Inc. (Electric)	38,781	1,474,454
American Water Works Co., Inc. (Water)	14,178	427,892
Aqua America, Inc. (Water)	11,259	242,857
Atmos Energy Corp. (Gas)	7,089	230,038
Avista Corp. (Electric)	4,587	109,400
Black Hills Corp. (Electric)	3,336	102,215
California Water Service Group (Water)	3,336	59,081
Calpine Corp.* (Electric)	29,190	410,995
CenterPoint Energy, Inc. (Gas)	31,692	621,797
Cleco Corp. (Electric)	5,004	170,837
CMS Energy Corp. (Electric)	20,433	404,369
Consolidated Edison, Inc. (Electric)	23,352	1,331,531
Constellation Energy Group, Inc. (Electric)	14,595	555,486
Covanta Holding Corp. (Energy - Alternate Sources)	9,591	145,687
Dominion Resources, Inc. (Electric)	45,870	2,328,820
DPL, Inc. (Electric)	9,591	289,073
DTE Energy Co. (Electric)	13,761	674,564
Duke Energy Corp. (Electric)	106,752	2,133,972
Dynegy, Inc. - Class A* (Electric)	8,340	34,361
Edison International (Electric)	24,186	925,114
El Paso Electric Co. (Electric)	3,336	107,052
Entergy Corp. (Electric)	14,178	939,860
Exelon Corp. (Electric)	53,376	2,274,351
FirstEnergy Corp. (Electric)	33,777	1,516,925
GenOn Energy, Inc.* (Electric)	62,550	173,889
Great Plains Energy, Inc. (Electric)	10,842	209,251
Hawaiian Electric Industries, Inc. (Electric)	7,923	192,370
IDACORP, Inc. (Electric)	4,170	157,543
Integrys Energy Group, Inc. (Electric)	6,255	304,118
ITC Holdings Corp. (Electric)	4,170	322,883
Laclede Group, Inc. (Gas)	1,668	64,635
National Fuel Gas Co. (Gas)	6,255	304,493
New Jersey Resources Corp. (Gas)	3,336	142,013
NextEra Energy, Inc. (Electric)	34,194	1,847,160
Nicor, Inc. (Gas)	3,753	206,453
NiSource, Inc. (Gas)	22,518	481,435
Northeast Utilities System (Electric)	14,178	477,090
Northwest Natural Gas Co. (Gas)	2,085	91,948
NorthWestern Corp. (Electric)	2,919	93,233
NRG Energy, Inc.* (Electric)	19,599	415,695
NSTAR (Electric)	8,340	373,715
NV Energy, Inc. (Electric)	18,765	276,033
ONEOK, Inc. (Pipelines)	7,923	523,235
Pepco Holdings, Inc. (Electric)	18,348	347,144
PG&E Corp. (Electric)	32,526	1,376,175
Piedmont Natural Gas Co., Inc. (Gas)	5,838	168,660
Pinnacle West Capital Corp. (Electric)	8,757	376,026
PNM Resources, Inc. (Electric)	6,255	102,770
Portland General Electric Co. (Electric)	6,255	148,181
PPL Corp. (Electric)	46,704	1,332,932
Progress Energy, Inc. (Electric)	23,769	1,229,333
Public Service Enterprise Group, Inc. (Electric)	41,283	1,377,614
Questar Corp. (Gas)	14,178	251,092
SCANA Corp. (Electric)	9,174	371,088
Sempra Energy (Gas)	17,931	923,446
South Jersey Industries, Inc. (Gas)	2,502	124,474
Southern Co. (Electric)	69,222	2,932,936
Southwest Gas Corp. (Gas)	3,753	135,746
Spectra Energy Corp. (Pipelines)	52,125	1,278,626
TECO Energy, Inc. (Electric)	16,263	278,585
The AES Corp.* (Electric)	63,384	618,628
UGI Corp. (Gas)	9,174	241,001
UIL Holdings Corp. (Electric)	4,170	137,318
Unisource Energy Corp. (Electric)	2,919	105,347
Vectren Corp. (Gas)	6,672	180,678
Westar Energy, Inc. (Electric)	9,174	242,377
WGL Holdings, Inc. (Gas)	4,170	162,922
Wisconsin Energy Corp. (Electric)	18,765	587,157
Xcel Energy, Inc. (Electric)	39,198	967,799

TOTAL COMMON STOCKS (Cost $27,922,082)		41,422,224

TOTAL INVESTMENT SECURITIES (Cost $27,922,082) — 99.7%		41,422,224
Net other assets (liabilities) — 0.3%		143,223

NET ASSETS — 100.0%		$41,565,447

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of September 30, 2011:

	Value	% of Net Assets
Electric	$34,159,186	82.2%
Energy - Alternate Sources	145,687	0.4%
Gas	4,585,660	11.0%
Pipelines	1,801,861	4.3%
Water	729,830	1.8%
Other**	143,223	0.3%
Total	$41,565,447	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	September 30, 2011
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (47.4%)
U.S. Treasury Notes, 3.75%, 8/15/41	$26,700,000	$31,205,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,229,242)		31,205,625

Repurchase Agreements (a)(b) (52.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $34,387,000	34,387,000	$34,387,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,387,000)		34,387,000

TOTAL INVESTMENT SECURITIES (Cost $61,616,242) — 99.5%		65,592,625
Net other assets (liabilities) — 0.5%		355,170

NET ASSETS — 100.0%		$65,947,795

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $3,310,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	$4,791,875	$1,133,348
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	46,633,125	2,738,919
		$3,872,267

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (107.2%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $28,188,000	$28,188,000	$28,188,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,188,000)		28,188,000

TOTAL INVESTMENT SECURITIES (Cost $28,188,000) — 107.2%		28,188,000
Net other assets (liabilities) — (7.2)%		(1,902,679)

NET ASSETS — 100.0%		$26,285,321

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2011, the aggregate amount held in a segregated account was $2,462,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	$(21,388,125)	$(1,744,534)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	(11,336,875)	(840,334)
		$(2,584,868)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (106.8%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $2,357,000	$2,357,000	$2,357,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,357,000)		2,357,000

TOTAL INVESTMENT SECURITIES (Cost $2,357,000) — 106.8%		2,357,000
Net other assets (liabilities) — (6.8)%		(149,965)

NET ASSETS — 100.0%		$2,207,035

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of September 30, 2011, the aggregate amount held in a segregated account was $154,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At September 30, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	10/7/11	88,179	$143,840	$137,479	$(6,361)
Canadian Dollar vs. U.S. Dollar	10/7/11	105,101	107,825	100,309	(7,516)
Euro vs. U.S. Dollar	10/7/11	473,410	682,492	634,144	(48,348)
Japanese Yen vs. U.S. Dollar	10/7/11	13,840,864	180,401	179,514	(887)
Swedish Krona vs. U.S. Dollar	10/7/11	256,095	40,316	37,328	(2,988)
Swiss Franc vs. U.S. Dollar	10/7/11	33,924	42,125	37,446	(4,679)
Total Long Contracts			$1,196,999	$1,126,220	$(70,779)

At September 30, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	10/7/11	8,223	$13,037	$12,821	$216
Canadian Dollar vs. U.S. Dollar	10/7/11	15,574	15,680	14,864	816
Euro vs. U.S. Dollar	10/7/11	24,395	33,358	32,677	681
Japanese Yen vs. U.S. Dollar	10/7/11	1,850,648	23,958	24,003	(45)
Swedish Krona vs. U.S. Dollar	10/7/11	14,136	2,108	2,060	48
Total Short Contracts			$88,141	$86,425	$1,716
Long:
British Pound Sterling vs. U.S. Dollar	10/7/11	90,206	$147,122	$140,640	$(6,482)
Canadian Dollar vs. U.S. Dollar	10/7/11	115,165	118,091	109,914	(8,177)
Euro vs. U.S. Dollar	10/7/11	507,228	730,543	679,444	(51,099)
Japanese Yen vs. U.S. Dollar	10/7/11	11,849,653	154,369	153,688	(681)
Swedish Krona vs. U.S. Dollar	10/7/11	396,167	62,300	57,745	(4,555)
Swiss Franc vs. U.S. Dollar	10/7/11	38,036	46,946	41,985	(4,961)
Total Long Contracts			$1,259,371	$1,183,416	$(75,955)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	September 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a) (100.1%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 9/30/11, due 10/3/11, total to be received $283,504,000	$283,504,000	$283,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $283,504,000)		283,504,000

TOTAL INVESTMENT SECURITIES (Cost $283,504,000) — 100.1%		283,504,000
Net other assets (liabilities) — (0.1)%		307,717

NET ASSETS — 100.0%		$283,811,717

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is classified as non-diversified under the 1940 Act.  Each ProFund VP has one class of shares.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At September 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 9/30/11, due 10/3/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 9/30/11, due 10/3/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 9/30/11, due 10/3/11(3)	UBS Securities LLC, 0.00%, dated 9/30/11, due 10/3/11(4)	UMB Bank N.A., 0.00%, dated 9/30/11, due 10/3/11(5)
ProFund VP Bull	$144,000	$6,028,000	$3,469,000	$910,000	$814,000
ProFund VP Mid-Cap	737,000	731,000	737,000	737,000	737,000
ProFund VP Small-Cap	19,000	826,000	476,000	124,000	116,000
ProFund VP Dow 30	66,000	61,000	66,000	66,000	66,000
ProFund VP NASDAQ-100	190,000	7,968,000	4,585,000	1,204,000	1,073,000
ProFund VP Large-Cap Value	1,000	56,000	32,000	8,000	10,000
ProFund VP Large-Cap Growth	1,000	64,000	37,000	9,000	11,000
ProFund VP Mid-Cap Value	1,000	64,000	37,000	9,000	11,000
ProFund VP Mid-Cap Growth	—	20,000	11,000	3,000	4,000
ProFund VP Small-Cap Value	2,000	85,000	49,000	13,000	13,000
ProFund VP Small-Cap Growth	—	4,000	2,000	—	3,000
ProFund VP Asia 30	1,000	54,000	31,000	8,000	8,000
ProFund VP Europe 30	6,000	266,000	153,000	40,000	38,000
ProFund VP International	771,000	760,000	771,000	771,000	771,000
ProFund VP Emerging Markets	206,000	201,000	206,000	206,000	206,000
ProFund VP Japan	1,089,000	1,087,000	1,089,000	1,089,000	1,089,000
ProFund VP UltraBull	64,000	2,710,000	1,559,000	409,000	368,000
ProFund VP UltraMid-Cap	60,000	2,560,000	1,473,000	386,000	348,000
ProFund VP UltraSmall-Cap	147,000	6,197,000	3,566,000	936,000	836,000
ProFund VP UltraNASDAQ-100	161,000	6,787,000	3,905,000	1,025,000	918,000
ProFund VP Bear	6,335,000	6,332,000	6,335,000	6,335,000	6,335,000
ProFund VP Short Mid-Cap	485,000	480,000	485,000	485,000	485,000
ProFund VP Short Small-Cap	1,389,000	1,384,000	1,389,000	1,389,000	1,389,000
ProFund VP Short Dow 30	22,000	17,000	22,000	20,000	22,000
ProFund VP Short NASDAQ-100	1,663,000	1,662,000	1,663,000	1,663,000	1,663,000
ProFund VP Short International	582,000	577,000	582,000	582,000	582,000
ProFund VP Short Emerging Markets	501,000	495,000	501,000	501,000	501,000
ProFund VP UltraShort Dow 30	90,000	89,000	90,000	90,000	90,000
ProFund VP UltraShort NASDAQ-100	255,000	254,000	255,000	255,000	255,000
ProFund VP Biotechnology	2,000	94,000	54,000	14,000	14,000
ProFund VP Consumer Services	—	17,000	10,000	2,000	4,000
ProFund VP Financials	—	27,000	15,000	4,000	6,000
ProFund VP Internet	—	27,000	15,000	4,000	6,000
ProFund VP Precious Metals	23,234,000	23,230,000	23,234,000	23,234,000	23,234,000
ProFund VP Real Estate	1,000	46,000	26,000	7,000	8,000
ProFund VP Semiconductor	—	2,000	1,000	—	2,000
ProFund VP Telecommunications	—	14,000	8,000	2,000	4,000
ProFund VP U.S. Government Plus	6,878,000	6,875,000	6,878,000	6,878,000	6,878,000
ProFund VP Rising Rates Opportunity	5,639,000	5,632,000	5,639,000	5,639,000	5,639,000
ProFund VP Falling U.S. Dollar	472,000	469,000	472,000	472,000	472,000
ProFund VP Money Market	56,701,000	56,700,000	56,701,000	56,701,000	56,701,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at September 30, 2011 as follows:
(1)	Federal National Mortgage Association, 4.375% to 5.00%, due 4/15/15 to 10/15/15
(2)	Federal Home Loan Mortgage Corp., 0.375% to 4.75%, due 12/28/12 to 11/17/15, Federal National Mortgage Association, 0.50% to 5.00%, due 9/6/13 to 4/15/15
(3)	U.S. Treasury Notes, 5.00%, due 5/15/37
(4)	Federal Home Loans Bank, 0.35%, due 7/20/12, Federal Home Loan Mortgage Corp., 0.00% to 1.54%, due 12/15/11 to 9/2/16, Federal National Mortgage Association, 1.00% to 5.00%, due 11/29/13 to 4/15/15
(5)

Federal Farm Credit Bank, 0.875% to 1.30%, due 12/23/13 to 11/12/14, Federal Home Loan Bank, 1.125% to 2.875, due 12/9/11 to 6/12/15, Federal National Association, 0.80% to 0.875%, due 1/12/12 to 11/18/13, U.S. Treasury Notes, 0.75% to 2.625%, 12/15/13 to 4/30/15

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of an index or security. All derivative instruments held as of September 30, 2011, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of variation margin amounts. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks,

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. Risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. As of September 30, 2011, the ProFunds VP did not write options.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2011, there was no collateral posted by counterparties.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions.  These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying instruments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at September 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Schedule of Portfolio Investments. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

3.              Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of September 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities		Other Financial Instruments^
ProFund VP Bull
Common Stocks	$42,170,617	$—	$—	$—	$—		$42,170,617		$—
Rights/Warrants	5	—	—	—	—		5		—
Repurchase Agreements	—	—	11,365,000	—	—		11,365,000		—
Futures Contracts	—	(327,546)	—	—	—		—		(327,546)
Swap Agreements	—	—	—	(290,486)	—		—		(290,486)
Total	$42,170,622	$(327,546)	$11,365,000	$(290,486)	$—		$53,535,622		$(618,032)

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$3,679,000	$—	$—		$3,679,000		$—
Futures Contracts	—	(53,142)	—	—	—		—		(53,142)
Swap Agreements	—	—	—	(158,408)	—		—		(158,408)
Total	$—	$(53,142)	$3,679,000	$(158,408)	$—		$3,679,000		$(211,550)

ProFund VP Small-Cap
Common Stocks	$829,094	$—	$—	$—	$—		$829,094		$—
Rights/Warrants	—	—	—	—	—	*	—	*	—
Repurchase Agreements	—	—	1,561,000	—	—		1,561,000		—
Futures Contracts	—	(51,253)	—	—	—		—		(51,253)
Swap Agreements	—	—	—	(57,586)	—		—		(57,586)
Total	$829,094	$(51,253)	$1,561,000	$(57,586)	$—	*	$2,390,094		$(108,839)

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$325,000	$—	$—		$325,000		$—
Futures Contracts	—	(5,034)	—	—	—		—		(5,034)
Swap Agreements	—	—	—	(5,632)	—		—		(5,632)
Total	$—	$(5,034)	$325,000	$(5,632)	$—		$325,000		$(10,666)

ProFund VP NASDAQ-100
Common Stocks	$22,058,233	$—	$—	$—	$—		$22,058,233		$—
Repurchase Agreements	—	—	15,020,000	—	—		15,020,000		—
Futures Contracts	—	(58,375)	—	—	—		—		(58,375)
Swap Agreements	—	—	—	(684,628)	—		—		(684,628)
Total	$22,058,233	$(58,375)	$15,020,000	$(684,628)	$—		$37,078,233		$(743,003)

ProFund VP Large-Cap Value
Common Stocks	$19,492,517	$—	$—	$—	$—		$19,492,517		$—
Rights/Warrants	5	—	—	—	—		5		—
Repurchase Agreements	—	—	107,000	—	—		107,000		—
Total	$19,492,522	$—	$107,000	$—	$—		$19,599,522		$—

ProFund VP Large-Cap Growth
Common Stocks	$21,603,969	$—	$—	$—	$—		$21,603,969		$—
Repurchase Agreements	—	—	122,000	—	—		122,000		—
Total	$21,603,969	$—	$122,000	$—	$—		$21,725,969		$—

ProFund VP Mid-Cap Value
Common Stocks	$14,669,909	$—	$—	$—	$—		$14,669,909		$—
Repurchase Agreements	—	—	122,000	—	—		122,000		—
Total	$14,669,909	$—	$122,000	$—	$—		$14,791,909		$—

ProFund VP Mid-Cap Growth
Common Stocks	$32,464,861	$—	$—	$—	$—	**	$32,464,861		$—
Repurchase Agreements	—	—	38,000	—	—		38,000		—
Total	$32,464,861	$—	$38,000	$—	$—	**	$32,502,861		$—

ProFund VP Small-Cap Value
Common Stocks	$12,803,313	$—	$—	$—	$—		$12,803,313		$—
Rights/Warrants	—	—	—	—	—	*	—	*	—
Repurchase Agreements	—	—	162,000	—	—		162,000		—
Total	$12,803,313	$—	$162,000	$—	$—	*	$12,965,313		$—

ProFund VP Small-Cap Growth
Common Stocks	$22,713,694	$—	$—	$—	$—		$22,713,694		$—
Repurchase Agreements	—	—	9,000	—	—		9,000		—
Total	$22,713,694	$—	$9,000	$—	$—		$22,722,694		$—

ProFund VP Asia 30
Common Stocks	$40,543,136	$—	$—	$—	$—		$40,543,136		$—
Repurchase Agreements	—	—	102,000	—	—		102,000		—
Total	$40,543,136	$—	$102,000	$—	$—		$40,645,136		$—

ProFund VP Europe 30
Common Stocks	$21,744,970	$—	$—	$—	$—		$21,744,970		$—
Repurchase Agreements	—	—	503,000	—	—		503,000		—
Futures Contracts	—	(33,793)	—	—	—		—		(33,793)
Total	$21,744,970	$(33,793)	$503,000	$—	$—		$22,247,970		$(33,793)

ProFund VP International
Repurchase Agreements	$—	$—	$3,844,000	$—	$—		$3,844,000		$—
Swap Agreements	—	—	—	(113,436)	—		—		(113,436)
Total	$—	$—	$3,844,000	$(113,436)	$—		$3,844,000		$(113,436)

ProFund VP Emerging Markets
Common Stocks	$10,088,732	$—	$—	$—	$—		$10,088,732		$—
Preferred Stocks	1,597,692	—	—	—	—		1,597,692		—
Repurchase Agreements	—	—	1,025,000	—	—		1,025,000		—
Swap Agreements	—	—	—	(48,567)	—		—		(48,567)
Total	$11,686,424	$—	$1,025,000	$(48,567)	$—		$12,711,424		$(48,567)

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

ProFund VP Japan
Repurchase Agreements	$—	$—	$5,443,000	$—	$—		$5,443,000		$—
Futures Contracts	—	(137,772)	—	—	—		—		(137,772)
Total	$—	$(137,772)	$5,443,000	$—	$—		$5,443,000		$(137,772)

ProFund VP UltraBull
Common Stocks	$6,487,792	$—	$—	$—	$—		$6,487,792		$—
Rights/Warrants	6	—	—	—	—		6		—
Repurchase Agreements	—	—	5,110,000	—	—		5,110,000		—
Futures Contracts	—	(151,000)	—	—	—		—		(151,000)
Swap Agreements	—	—	—	(338,381)	—		—		(338,381)
Total	$6,487,798	$(151,000)	$5,110,000	$(338,381)	$—		$11,597,798		$(489,381)

ProFund VP UltraMid-Cap
Common Stocks	$10,373,965	$—	$—	$—	$—	**	$10,373,965		$—
Repurchase Agreements	—	—	4,827,000	—	—		4,827,000		—
Futures Contracts	—	(392,714)	—	—	—		—		(392,714)
Swap Agreements	—	—	—	(853,649)	—		—		(853,649)
Total	$10,373,965	$(392,714)	$4,827,000	$(853,649)	$—	**	$15,200,965		$(1,246,363)

ProFund VP UltraSmall-Cap
Common Stocks	$2,349,091	$—	$—	$—	$—		$2,349,091		$—
Rights/Warrants	—	—	—	—	—	*	—	*	—
Repurchase Agreements	—	—	11,682,000	—	—		11,682,000		—
Futures Contracts	—	(275,486)	—	—	—		—		(275,486)
Swap Agreements	—	—	—	(1,194,426)	—		—		(1,194,426)
Total	$2,349,091	$(275,486)	$11,682,000	$(1,194,426)	$—	*	$14,031,091		$(1,469,912)

ProFund VP UltraNASDAQ-100
Common Stocks	$14,865,331	$—	$—	$—	$—		$14,865,331		$—
Repurchase Agreements	—	—	12,796,000	—	—		12,796,000		—
Futures Contracts	—	(143,436)	—	—	—		—		(143,436)
Swap Agreements	—	—	—	(1,956,904)	—		—		(1,956,904)
Total	$14,865,331	$(143,436)	$12,796,000	$(1,956,904)	$—		$27,661,331		$(2,100,340)

ProFund VP Bear
Repurchase Agreements	$—	$—	$31,672,000	$—	$—		$31,672,000		$—
Futures Contracts	—	305,370	—	—	—		—		305,370
Swap Agreements	—	—	—	1,009,744	—		—		1,009,744
Total	$—	$305,370	$31,672,000	$1,009,744	$—		$31,672,000		$1,315,114

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$2,420,000	$—	$—		$2,420,000		$—
Futures Contracts	—	30,353		—			—		30,353
Swap Agreements	—	—	—	151,415	—		—		151,415
Total	$—	$30,353	$2,420,000	$151,415	$—		$2,420,000		$181,768

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$6,940,000	$—	$—		$6,940,000		$—
Futures Contracts	—	71,030	—	—	—		—		71,030
Swap Agreements	—	—	—	386,138	—		—		386,138
Total	$—	$71,030	$6,940,000	$386,138	$—		$6,940,000		$457,168

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$103,000	$—	$—		$103,000		$—
Swap Agreements	—	—	—	2,523	—		—		2,523
Total	$—	$—	$103,000	$2,523	$—		$103,000		$2,523

ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$8,314,000	$—	$—		$8,314,000		$—
Futures Contracts	—	9,985	—	—	—		—		9,985
Swap Agreements	—	—	—	417,252	—		—		417,252
Total	$—	$9,985	$8,314,000	$417,252	$—		$8,314,000		$427,237

ProFund VP Short International
Repurchase Agreements	$—	$—	$2,905,000	$—	$—		$2,905,000		$—
Swap Agreements	—	—	—	91,775	—		—		91,775
Total	$—	$—	$2,905,000	$91,775	$—		$2,905,000		$91,775

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,499,000	$—	$—		$2,499,000		$—
Swap Agreements	—	—	—	104,211	—		—		104,211
Total	$—	$—	$2,499,000	$104,211	$—		$2,499,000		$104,211

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$449,000	$—	$—		$449,000		$—
Futures Contracts	—	7,539	—	—	—		—		7,539
Swap Agreements	—	—	—	29,628	—		—		29,628
Total	$—	$7,539	$449,000	$29,628	$—		$449,000		$37,167

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$1,274,000	$—	$—		$1,274,000		$—
Futures Contracts	—	10,095	—	—	—		—		10,095
Swap Agreements	—	—	—	81,335	—		—		81,335
Total	$—	$10,095	$1,274,000	$81,335	$—		$1,274,000		$91,430

ProFund VP Banks
Common Stocks	$1,767,974	$—	$—	$—	$—		$1,767,974		$—
Total	$1,767,974	$—	$—	$—	$—		$1,767,974		$—

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

ProFund VP Basic Materials
Common Stocks	$28,372,485		$—	$—	$—	$—	$28,372,485		$—
Total	$28,372,485		$—	$—	$—	$—	$28,372,485		$—

ProFund VP Biotechnology
Common Stocks	$6,580,988		$—	$—	$—	$—	$6,580,988		$—
Repurchase Agreements	—		—	178,000	—	—	178,000		—
Swap Agreements	—		—	—	(300)	—	—		(300)
Total	$6,580,988		$—	$178,000	$(300)	$—	$6,758,988		$(300)

ProFund VP Consumer Goods
Common Stocks	$13,976,454		$—	$—	$—	$—	$13,976,454		$—
Total	$13,976,454		$—	$—	$—	$—	$13,976,454		$—

ProFund VP Consumer Services
Common Stocks	$6,741,023		$—	$—	$—	$—	$6,741,023		$—
Repurchase Agreements	—		—	33,000	—	—	33,000		—
Total	$6,741,023		$—	$33,000	$—	$—	$6,774,023		$—

ProFund VP Financials
Common Stocks	$16,990,797		$—	$—	$—	$—	$16,990,797		$—
Rights/Warrants	—	***	—	—	—	—	—	***	—
Repurchase Agreements	—		—	52,000	—	—	52,000		—
Total	$16,990,797		$—	$52,000	$—	$—	$17,042,797		$—

ProFund VP Health Care
Common Stocks	$24,462,108		$—	$—	$—	$—	$24,462,108		$—
Total	$24,462,108		$—	$—	$—	$—	$24,462,108		$—

ProFund VP Industrials
Common Stocks	$9,609,562		$—	$—	$—	$—	$9,609,562		$—
Total	$9,609,562		$—	$—	$—	$—	$9,609,562		$—

ProFund VP Internet
Common Stocks	$4,508,746		$—	$—	$—	$—	$4,508,746		$—
Repurchase Agreements	—		—	52,000	—	—	52,000		—
Total	$4,508,746		$—	$52,000	$—	$—	$4,560,746		$—

ProFund VP Oil & Gas
Common Stocks	$55,205,181		$—	$—	$—	$ —**	$55,205,181		$—
Swap Agreements	—		—	—	(672)	—	—		(672)
Total	$55,205,181		$—	$—	$(672)	$ —**	$55,205,181		$(672)

ProFund VP Pharmaceuticals
Common Stocks	$5,514,374		$—	$—	$—	$—	$5,514,374		$—
Swap Agreements	—		—	—	(432)	—	—		(432)
Total	$5,514,374		$—	$—	$(432)	$—	$5,514,374		$(432)

ProFund VP Precious Metals
Repurchase Agreements	$—		$—	$116,166,000	$—	$—	$116,166,000		$—
Swap Agreements	—		—	—	(2,073,497)	—	—		(2,073,497)
Total	$—		$—	$116,166,000	$(2,073,497)	$—	$116,166,000		$(2,073,497)

ProFund VP Real Estate
Common Stocks	$13,301,482		$—	$—	$—	$—	$13,301,482		$—
Repurchase Agreements	—		—	88,000	—	—	88,000		—
Total	$13,301,482		$—	$88,000	$—	$—	$13,389,482		$—

ProFund VP Semiconductor
Common Stocks	$979,462		$—	$—	$—	$—	$979,462		$—
Repurchase Agreements	—		—	5,000	—	—	5,000		—
Swap Agreements	—		—	—	(60)	—	—		(60)
Total	$979,462		$—	$5,000	$(60)	$—	$984,462		$(60)

ProFund VP Technology
Common Stocks	$11,712,941		$—	$—	$—	$—	$11,712,941		$—
Total	$11,712,941		$—	$—	$—	$—	$11,712,941		$—

ProFund VP Telecommunications
Common Stocks	$4,118,508		$—	$—	$—	$—	$4,118,508		$—
Repurchase Agreements	—		—	28,000	—	—	28,000		—
Swap Agreements	—		—	—	(408)	—	—		(408)
Total	$4,118,508		$—	$28,000	$(408)	$—	$4,146,508		$(408)

ProFund VP Utilities
Common Stocks	$41,422,224		$—	$—	$—	$—	$41,422,224		$—
Total	$41,422,224		$—	$—	$—	$—	$41,422,224		$—

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—		$—	$31,205,625	$—	$—	$31,205,625		$—
Repurchase Agreements	—		—	34,387,000	—	—	34,387,000		—
Swap Agreements	—		—	—	3,872,267		—		3,872,267
Total	$—		$—	$65,592,625	$3,872,267	$—	$65,592,625		$3,872,267

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—		$—	$28,188,000	$—	$—	$28,188,000		$—
Swap Agreements	—		—	—	(2,584,868)	—	—		(2,584,868)
Total	$—		$—	$28,188,000	$(2,584,868)	$—	$28,188,000		$(2,584,868)

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$2,357,000	$—	$—	$2,357,000	$—
Forward Currency Contracts				(145,018)		—	(145,018)
Total	$—	$—	$2,357,000	$(145,018)	$—	$2,357,000	$(145,018)

ProFund VP Money Market
Repurchase Agreements	$—	$—	$283,504,000	$—	$—	$283,504,000	$—
Total	$—	$—	$283,504,000	$—	$—	$283,504,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Securities received as part of a corporate action and were fair valued at $0.

** Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in ProFund VP Mid-Cap Growth and ProFund VP UltraMid-Cap is categorized as Retail and the security held in ProFund VP Oil & Gas is categorized as Pipelines.

*** Amount is less than $0.50.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of September 30, 2011 from the valuation input levels used on December 31, 2010.

4.              Investment Risks

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower a ProFund VP’s return.

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs.  In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2011 (unaudited)

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to these mitigate risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

5.              Federal Income Tax Information

At September 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$47,070,917	$16,212,616	$(9,747,911)	$6,464,705
ProFund VP Mid-Cap	3,679,000	—	—	—
ProFund VP Small-Cap	2,503,728	56,159	(169,793)	(113,634)
ProFund VP Dow 30	325,000	—	—	—
ProFund VP NASDAQ-100	30,196,641	10,414,588	(3,532,996)	6,881,592
ProFund VP Large-Cap Value	25,926,383	3,983,984	(10,310,845)	(6,326,861)
ProFund VP Large-Cap Growth	19,243,905	7,044,041	(4,561,977)	2,482,064
ProFund VP Mid-Cap Value	16,238,938	4,008,549	(5,455,578)	(1,447,029)
ProFund VP Mid-Cap Growth	31,405,819	8,787,098	(7,690,056)	1,097,042
ProFund VP Small-Cap Value	15,209,160	3,593,782	(5,837,629)	(2,243,847)
ProFund VP Small-Cap Growth	22,854,328	6,184,701	(6,316,335)	(131,634)
ProFund VP Asia 30	40,997,078	17,878,869	(18,230,811)	(351,942)
ProFund VP Europe 30	24,992,315	4,682,419	(7,426,764)	(2,744,345)
ProFund VP International	3,844,000	—	—	—
ProFund VP Emerging Markets	13,939,498	865,485	(2,093,559)	(1,228,074)
ProFund VP Japan	5,443,000	—	—	—
ProFund VP UltraBull	11,378,689	956,347	(737,238)	219,109
ProFund VP UltraMid-Cap	13,686,642	3,883,947	(2,369,624)	1,514,323
ProFund VP UltraSmall-Cap	13,959,131	471,258	(399,298)	71,960
ProFund VP UltraNASDAQ-100	24,066,608	6,536,785	(2,942,062)	3,594,723
ProFund VP Bear	31,672,000	—	—	—
ProFund VP Short Mid-Cap	2,420,000	—	—	—
ProFund VP Short Small-Cap	6,940,000	—	—	—
ProFund VP Short Dow 30	103,000	—	—	—
ProFund VP Short NASDAQ-100	8,314,000	—	—	—
ProFund VP Short International	2,905,000	—	—	—
ProFund VP Short Emerging Markets	2,499,000	—	—	—
ProFund VP UltraShort Dow 30	449,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,274,000	—	—	—
ProFund VP Banks	5,640,597	710,867	(4,583,490)	(3,872,623)
ProFund VP Basic Materials	29,851,508	12,141,914	(13,620,937)	(1,479,023)
ProFund VP Biotechnology	5,200,806	3,230,166	(1,671,984)	1,558,182
ProFund VP Consumer Goods	11,567,502	4,767,093	(2,358,141)	2,408,952
ProFund VP Consumer Services	5,532,039	2,151,563	(909,579)	1,241,984
ProFund VP Financials	24,694,212	5,652,112	(13,303,527)	(7,651,415)
ProFund VP Health Care	21,355,883	8,307,641	(5,201,416)	3,106,225
ProFund VP Industrials	9,004,498	2,913,233	(2,308,169)	605,064
ProFund VP Internet	2,685,762	2,552,010	(677,026)	1,874,984
ProFund VP Oil & Gas	33,512,780	30,368,181	(8,675,780)	21,692,401
ProFund VP Pharmaceuticals	5,605,013	1,386,823	(1,477,462)	(90,639)
ProFund VP Precious Metals	116,166,000	—	—	—
ProFund VP Real Estate	10,749,772	6,553,162	(3,913,452)	2,639,710
ProFund VP Semiconductor	964,780	504,371	(484,689)	19,682
ProFund VP Technology	8,184,605	6,632,868	(3,104,532)	3,528,336
ProFund VP Telecommunications	4,431,660	1,294,743	(1,579,895)	(285,152)
ProFund VP Utilities	32,909,759	13,552,079	(5,039,614)	8,512,465
ProFund VP U.S. Government Plus	61,760,743	3,976,383	(144,501)	3,831,882
ProFund VP Rising Rates Opportunity	28,188,000	—	—	—
ProFund VP Falling U.S. Dollar	2,357,000	—	—	—
ProFund VP Money Market	283,504,000	—	—	—

6.              Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	November 28, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2011

* Print the name and title of each signing officer under his or her signature.